As filed with the Securities and Exchange Commission on January 3, 2006
Registration No. ___________

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.
☐ Post-Effective Amendment No.
(Check appropriate Box or Boxes)
Goldman Sachs Trust
(Exact Name of Registrant as Specified in Charter)
312-655-4400
(Area Code and Telephone Number)
71 South Wacker Drive, Suite 500
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Howard B. Surloff, Esq.
Goldman, Sachs & Co.
One New York Plaza, 37th Floor
New York, New York 10004
(Name and address of Agent for Service)
Copies to:
Kenneth L. Greenberg, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
Title of Securities Being Registered: Shares of Beneficial Interest, $.001 value
It is proposed that this filing will become effective on February 2, 2006 pursuant to Rule 488.
An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

GOLDMAN SACHS TRUST
FORM N-14
CROSS REFERENCE SHEET

Item No.	Heading
Part A

1. Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page of Registration Statement; Cross-Reference Sheet; Front Cover Page of Proxy Statement/Prospectus

2. Beginning and Outside Back Cover Page of Prospectus	Table of Contents

3. Fee Table, Synopsis Information and Risk Factors	Summary; Boards’ Consideration of the Reorganization; The Reorganization; Federal Income Tax Consequences of the Reorganization; Comparative Fees and Expenses; Overview of the FF Portfolios and GST Funds; Voting Information; Principal Risk Factors; Risks of Investing in the FF Portfolios and GST Funds

4. Information About the Transaction	Information about Reorganization; Reasons for the Reorganization; FF Trustees’ Considerations; The Reorganization Agreement; Description of Securities to be Issued; Federal Income Tax Issues; Capitalization

5. Information About the Registrant	Summary; Comparative Fees and Expenses; Overview of the FF Portfolios and GST Funds; Principal Risk Factors; Comparison of FF Portfolios and GST Funds; Investment Objectives and Principal Strategies; Other Investment Practices and Investment Securities of the FF Portfolios and the GST Funds; Investment Restrictions; Comparison of FF’s and GST’s Charter Documents; Investment Advisers and Advisory Fee Information; Other Service Providers; Administration Arrangements; Shareholder Transactions and Services of the FF Portfolios and the GST Funds; Dividends and Other Distributions; Additional Information About the FF Portfolios and the GST Funds; Financial Highlights; Materials Incorporated by Reference

6. Information About the Company Being Acquired	Summary; Comparative Fees and Expenses; Overview of the FF Portfolios and GST Funds; Principal Risk Factors; Comparison of FF Portfolios and GST Funds; Investment Objectives and Principal Strategies; Other Investment Practices and Investment Securities of the FF Portfolios and the GST Funds; Investment Restrictions; Comparison of FF’s and GST’s Charter Documents; Investment Advisers and Advisory Fee Information; Other Service Providers; Administration

Item No.	Heading
Arrangements; Shareholder Transactions and Services of the FF Portfolios and the GST Funds; Dividends and Other Distributions; Additional Information About the FF Portfolios and the GST Funds; Financial Highlights; Materials Incorporated by Reference

7. Voting Information	Voting Information

8. Interest of Certain Persons and Experts	Not Applicable

9. Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

Part B

10. Cover Page	Cover Page

11. Table of Contents	Not Applicable

12. Additional Information About the Registrant	Incorporation of Documents by Reference into the Statement of Additional Information

13. Additional Information About the Company Being Acquired	Incorporation of Documents by Reference into the Statement of Additional Information

14. Financial Statements	Pro Forma Financial Information

Part C
Items 15-17. Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

First Funds
Core Equity Portfolio
Capital Appreciation Portfolio
Intermediate Bond Portfolio
Tennessee Tax-Free Portfolio
Cash Reserve Portfolio
U.S. Government Money Market Portfolio
Municipal Money Market Portfolio
1625 Broadway
Suite 2200
Denver, Colorado 80202
February      , 2006
Dear Shareholder:
      On behalf of the Board of Trustees of the First Funds (“FF”), we are pleased to invite you to a special meeting of shareholders of the FF portfolios named above (each portfolio a “FF Portfolio” and, together, the “FF Portfolios”) to be held at 10:00 a.m. (Mountain time) on March      , 2006 at the offices of FF’s administrator, ALPS Mutual Funds Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202 (the “Special Meeting”). At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization, dated as of December 22, 2005 (the “Reorganization Agreement”), by and between FF and the Goldman Sachs Trust (“GST”), which contemplates the reorganization of each of the FF Portfolios into a corresponding fund and share class (as listed below) of GST (each a “GST Fund” and, together, the “GST Funds”).

Core Equity Portfolio	Goldman Sachs Structured U.S. Equity Fund (formerly, COREsm U.S. Equity Fund)
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Capital Appreciation Portfolio	Goldman Sachs Structured Small Cap Equity Fund (formerly, COREsm Small Cap Equity Fund)
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Intermediate Bond Portfolio	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Tennessee Tax-Free Portfolio	Goldman Sachs Tennessee Municipal Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Cash Reserve Portfolio	Goldman Sachs Financial Square Money Market Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares

U.S. Government Money Market Portfolio	Goldman Sachs Financial Square Government Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares
Municipal Money Market Portfolio	Goldman Sachs Financial Square Tax-Free Money Market Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares
      FF’s Trustees recommend that you vote to approve the proposed reorganization.
      In considering these matters, you should note:

•	Similar Investment Objectives and Policies
      Each of the FF Portfolios (other than the Tennessee Tax-Free Portfolio) is proposed to be reorganized into an existing GST Fund, each of which has investment objectives and policies that are similar to those of its corresponding FF Portfolio. The Goldman Sachs Tennessee Municipal Fund is newly organized and has investment objectives and policies similar to those of the Tennessee Tax-Free Portfolio.

•	Same Aggregate Value of Shares
      The GST Fund shares you receive in the reorganization will have the same total dollar value as the total dollar value of the FF Portfolio shares that you held immediately prior to the reorganization. The exchange of FF Portfolio shares for GST Fund shares is intended to be tax-free under federal income tax laws (although there can be no assurances that the Internal Revenue Service will not adopt a contrary position), and no front-end or contingent deferred sales loads will be charged as a result of the exchange.

•	Reasons for the Reorganization
      In early 2005, First Tennessee Bank National Association (“First Tennessee”), FF’s investment adviser, announced to the FF Trustees that it had decided to exit the mutual fund business. Following this announcement, First Tennessee and the independent FF Trustees jointly retained an independent financial adviser to explore alternatives for the FF complex, including a possible fund restructuring with another fund group.
      After review and evaluation of possible alternatives, the independent financial adviser recommended that the FF Trustees and First Tennessee consider a fund restructuring with another fund group. Following a review of the possible candidates by the FF Trustees and First Tennessee, and consideration of merger proposals from a narrowed list of candidates, First Tennessee recommended that the FF Trustees approve the merger proposal of Goldman Sachs Asset Management, L.P. (“GSAM”). After reviewing and considering, with the assistance of the independent financial adviser and independent legal counsel, a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co., the FF Trustees determined that the reorganization of the FF Portfolios into corresponding GST Funds is in the best interest of the shareholders of each of the FF Portfolios.
      To see how the reorganization will affect your FF Portfolio, please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the corresponding GST Funds.
* * * * *
      The formal Notice of Special Meeting, a Combined Proxy Statement/ Prospectus, a Proxy Ballot and certain GST Fund prospectuses are enclosed. If you own shares in more than one of the FF Portfolios, more than one Proxy Ballot accompanies these materials. Please be sure to vote and return each Proxy Ballot.

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      Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

1.	Internet – Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

2.	Telephone – Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free telephone number and required control number are printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

3.	By mail – If you vote by mail, please indicate your voting instructions on the enclosed Proxy Ballot, date and sign the card, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.
      Please return your Proxy Ballot(s) or follow the instructions in the enclosed materials to vote on-line or by telephone so that your vote will be counted.
      Your vote is important to us regardless of the number of shares that you own. Please vote by returning your Proxy Ballot(s) today in the enclosed postage-paid envelope. You also may vote your proxy by a toll-free phone call or by voting on-line, as indicated in the enclosed materials.
      The proposed reorganization and the reasons for the FF Trustees’ recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the reorganization, please do not hesitate to contact FF toll free at 1-800-442-1941.
      We look forward to your attendance at the Special Meeting or receiving your proxy card(s) or your on-line or telephone instructions so that your shares may be voted at the Special Meeting.

Sincerely,

George P. Lewis
President

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FIRST FUNDS
GOLDMAN SACHS TRUST
February      , 2006
Questions & Answers
For Shareholders of the First Funds:
      The following questions and answers provide an overview of the proposals to reorganize your portfolio of the First Funds (“FF”) into a corresponding portfolio offered by the Goldman Sachs Trust (“GST”). We also encourage you to read the full text of the combined proxy statement/ prospectus (the “Proxy/ Prospectus”) that follows.

Q:	What are FF shareholders being asked to vote upon?

A:	FF shareholders are being asked in the attached Proxy/ Prospectus to consider and approve a proposal to reorganize each of the portfolios offered by FF (each, a “FF Portfolio” and, together, the “FF Portfolios”) into a corresponding portfolio offered by GST (each, a “GST Fund” and, together, the “GST Funds”). FF shareholders will vote on an Agreement and Plan of Reorganization dated as of December 22, 2005 (the “Reorganization Agreement”) on a portfolio by portfolio basis.

Q.	Why has the reorganization of the FF Portfolios into corresponding GST Funds been recommended?

A:	The FF Trustees have determined that the reorganization of the FF Portfolios into a corresponding GST Funds is in the best interest of the shareholders of each of the FF Portfolios. In early 2005, First Tennessee Bank National Association (“First Tennessee”), FF’s investment adviser, announced to the Trustees that it had decided to exit the mutual fund business. First Tennessee told the Trustees that a number of factors had contributed to its decision to exit the mutual fund business, including that performance of certain FF Portfolios had lagged, that the First Funds family of funds had remained small and did not seem likely to increase in size without significant efforts and expenditures by First Tennessee, and that ongoing compliance costs had increased as a result of regulatory initiatives. At the recommendation of an independent financial adviser, the Trustees and First Tennessee considered the possible fund restructuring with another fund group. Following the review by the Board and First Tennessee of possible candidates, including merger proposals from a narrowed group of candidates, First Tennessee recommended the proposed reorganization.

The Trustees reviewed and considered, with the assistance of the independent financial adviser and independent legal counsel, a number of factors relating to GST, the GST Funds, Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman, Sachs & Co. The FF Trustees also considered that neither FF nor GST will bear any direct fees or expenses in connection with the reorganization or any explicit brokerage commissions resulting from portfolio transactions executed on behalf of the FF Portfolios in preparation for, or immediately following, the reorganization. Under the Reorganization Agreement, which contemplates the reorganization of each of the FF Portfolios into a corresponding GST Fund, all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement whether or not the transactions contemplated are concluded will be paid by First Tennessee or GSAM (or an affiliate).

Q:	What is the anticipated timing of the reorganization?

A:	The Special Meeting of shareholders to consider the proposal is scheduled to occur on March , 2006. If all necessary approvals are obtained, the proposed reorganization will likely take place on March , 2006.

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Q:                    Who will receive the Proxy/ Prospectus material?

A:	The Proxy/ Prospectus has been mailed to all persons and entities that held shares of record in an FF Portfolio on , 2006. Please note that in some cases record ownership of and/or voting authority over FF Portfolio shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the combined Proxy/ Prospectus.
Q:                    How are the FF Portfolios proposed to be reorganized?

A:	As you may know, FF consists of seven separate mutual funds, each of which would be affected by the proposed reorganization. The Reorganization Agreement for these FF Portfolios, approved by the FF Trustees, contemplates the reorganization of the FF Portfolios into seven GST Funds having similar investment objectives and policies. Under the Reorganization Agreement, each FF Portfolio will be reorganized into the GST Fund listed directly opposite such FF Portfolio in the table below.

FF Portfolios	GST Funds

Core Equity Portfolio	Goldman Sachs Structured U.S. Equity Fund (formerly, COREsm U.S. Equity Fund)
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Capital Appreciation Portfolio	Goldman Sachs Structured Small Cap Equity Fund (formerly, COREsm Small Cap Equity Fund)
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Intermediate Bond Portfolio	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Tennessee Tax-Free Portfolio	Goldman Sachs Tennessee Municipal Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Cash Reserve Portfolio	Goldman Sachs Financial Square Money Market Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares
U.S. Government Money Market Portfolio	Goldman Sachs Financial Square Government Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares
Municipal Money Market Portfolio	Goldman Sachs Financial Square Tax-Free Money Market Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares
      The Goldman Sachs Tennessee Municipal Fund is a newly organized GST Fund that has been created for purposes of the reorganization and will not commence operations until the date of the reorganization. Each GST Fund has investment objectives and policies which are similar to the corresponding FF Portfolio being reorganized into it.

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Q:	Which class of shares of the GST Funds will I receive in the reorganization?

A:	Holders of FF Class A and Class C Shares will receive GST Fund Class A Shares, holders of FF Class B Shares (other than the Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio) will receive GST Fund Class B Shares, and holders of FF Class I Shares will receive GST Fund Institutional Shares. Holders of FF Class B Shares of the Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio will receive GST Class A Shares of the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Tennessee Municipal Fund, respectively. Holders of Class C Shares of the Cash Reserve Portfolio, U.S. Government Money Market Portfolio and Municipal Money Market Portfolio will receive FST Administration Shares of the Goldman Sachs Financial Square Money Market Fund, Financial Square Government Fund and Financial Square Tax-Free Money Market Fund, respectively. Holders of Class I Shares of the Cash Reserve Portfolio, U.S. Government Money Market Portfolio and Municipal Money Market Portfolio will receive FST Shares of the Goldman Sachs Financial Square Money Market Fund, the Financial Square Government Fund and Financial Square Tax-Free Money Market Fund, respectively.

Class A Shares of the Goldman Sachs Structured U.S. Equity, Structured Small Cap Equity, Core Fixed Income and Tennessee Municipal Funds are not subject to a contingent deferred sales charge. As a result, FF Class B or Class C shareholders who receive Class A shares of a GST Fund will no longer be subject to a contingent deferred sales charge.

If the reorganization is approved by shareholders, FF Portfolio shareholders who do not wish to have their FF Portfolio shares exchanged for shares of a corresponding GST Fund as part of the reorganization may redeem their shares prior to the consummation of the reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the reorganization and your shares are subject to a contingent deferred sales load, your redemption proceeds will be reduced by any applicable sales load.

Q:	What are the costs and federal tax implications to shareholders in connection with the proposed reorganization?

A:	Neither FF nor GST will bear any direct fees or expenses in connection with the reorganization or any explicit brokerage commissions resulting from portfolio transactions executed on behalf of the FF Portfolios in preparation for, or immediately following, the reorganization. Under the Reorganization Agreement, GSAM (or an affiliate) and First Tennessee have agreed to pay all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the reorganization agreement whether or not the transactions contemplated are concluded.

No sales charge will be imposed on the shares of the GST Funds issued to you in the reorganization, which means that the aggregate value of the GST Fund shares issued to you will be equal to the aggregate value of the FF Portfolio shares that you own immediately prior to the reorganization. In addition, the exchange of FF Portfolio shares for GST Fund shares is intended to be tax-free under federal income tax laws (however there can be no assurance that the Internal Revenue Service will not adopt a contrary position). However, immediately prior to the reorganization, each FF Portfolio (other than the Tennessee Tax-Free Portfolio) will declare and pay a final distribution of all of its investment company taxable income for taxable years before the effective time of the reorganization and all of its net capital gain, if any, recognized in taxable years ending on or before the effective time of the reorganization to shareholders. The sale of securities by a FF Portfolio prior to the reorganization, whether in the ordinary course of business or in anticipation of the reorganization, could increase the amount of the final distribution made by a FF Portfolio prior to the reorganization.

Q:	Can one of the proposed reorganizations take place without the others?

A:	Yes. The proposed reorganizations are not conditioned on each other. If shareholders of one FF Portfolio approve the proposed reorganization of their FF Portfolio, it will proceed whether or not the proposed reorganizations for the other FF Portfolios proceed.

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First Funds
Core Equity Portfolio
Capital Appreciation Portfolio
Intermediate Bond Portfolio
Tennessee Tax-Free Portfolio
Cash Reserve Portfolio
U.S. Government Money Market Portfolio
Municipal Money Market Portfolio
1625 Broadway
Suite 2200
Denver, Colorado 80202
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held On March      , 2006
To Shareholders of First Funds:
      NOTICE IS GIVEN THAT a special meeting of the shareholders (the “Special Meeting”) of the investment portfolios named above (each, a “FF Portfolio” and together, the “FF Portfolios”) of the First Funds (“FF”), will be held at 10:00 a.m. (Mountain time), on March      , 2006 at the offices of FF’s administrator, ALPS Mutual Funds Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202 for the purpose of considering and voting upon:

ITEM 1. A proposal to approve an Agreement and Plan of Reorganization by and between FF and the Goldman Sachs Trust (“GST”), which provides for and contemplates: (1) the transfer of all of the assets and liabilities of each FF Portfolio to a corresponding investment portfolio of GST (each, a “GST Fund” and together, the “GST Funds”) in exchange for shares of the designated classes of the corresponding GST Fund; (2) the distribution of the shares of designated classes of the corresponding GST Fund to the shareholders of each FF Portfolio in liquidation of each of the FF Portfolios; and (3) deregistration of FF as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and FF’s termination as a Massachusetts business trust under Massachusetts law.
      Item 1 is described in the attached Combined Proxy Statement/Prospectus. Your Trustees recommend that you vote in favor of the proposal.
      Shareholders of record as of the close of business on                     , 2006 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.
      You are requested to mark, date, sign and return promptly in the enclosed envelope the accompanying proxy ballot(s) that is/are being solicited by the FF Trustees. This is important to ensure a quorum at the Special Meeting. You also may return proxies by: 1) touch-tone voting or 2) voting on-line. Proxies may be revoked at any time before they are exercised by submitting to FF a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

By Order of the Board of Trustees,

Tane T. Tyler
Secretary
      We need your proxy vote immediately. You may think that your vote is not important, but it is. By law, the Special Meeting will have to be adjourned with respect to a particular FF Portfolio without conducting any business if a majority of the shares of such FF Portfolio entitled to vote in person or by proxy at the meeting are not represented at the meeting. In that event, FF would continue to solicit votes for a certain period of time in an attempt to achieve a quorum. Your vote could be critical in allowing FF to hold the Special Meeting as scheduled, so please return your proxy ballot(s) immediately or vote on-line or by telephone.

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COMBINED PROXY STATEMENT/ PROSPECTUS
February      , 2006
FIRST FUNDS
1625 Broadway
Suite 2200
Denver, Colorado 80202
1-800-442-1941
GOLDMAN SACHS TRUST
71 South Wacker Drive
Suite 500
Chicago, Illinois 60606
1-800-526-7384
      This combined proxy statement/ prospectus (“Proxy/ Prospectus”) is being sent to shareholders of the Core Equity Portfolio, Capital Appreciation Portfolio, Intermediate Bond Portfolio, Tennessee Tax-Free Portfolio, Cash Reserve Portfolio, U.S. Government Money Market Portfolio, and Municipal Money Market Portfolio, each a series of First Funds, a Massachusetts business trust (“FF”) (each, a “FF Portfolio” and together, the “FF Portfolios”). The First Funds Trustees (“FF Trustees”) have called a Special Meeting of Shareholders (the “Special Meeting”) at the offices of FF’s administrator, ALPS Mutual Funds Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202 on March      , 2006 at 10:00 a.m. Mountain time.
      At the Special Meeting, shareholders will be asked:

•	To approve an Agreement and Plan of Reorganization dated as of December 22, 2005 (the “Reorganization Agreement”), by and between FF and the Goldman Sachs Trust (“GST”), which provides for and contemplates: (1) the transfer of all of the assets and liabilities of each FF Portfolio to a corresponding investment portfolio of GST (each, a “GST Fund” and together, the “GST Funds”) in exchange for the shares of designated classes of the corresponding GST Fund; (2) the distribution of the shares of designated classes of the corresponding GST Fund to shareholders of each FF Portfolio in liquidation of each of the FF Portfolios; and (3) deregistration of FF as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and termination as a Massachusetts business trust under Massachusetts law.

      Reorganization Agreement. The Reorganization Agreement, which is attached as Appendix A, provides for the transfer of all of the assets and liabilities of each FF Portfolio to a corresponding GST Fund in exchange for Class A Shares, Class B Shares, Institutional Shares, FST Administration Shares or FST Shares of the corresponding GST Fund, as applicable (as listed below).

FF Portfolios	GST Funds

Core Equity Portfolio	Goldman Sachs Structured U.S. Equity Fund (formerly, COREsm U.S. Equity Fund)
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Capital Appreciation Portfolio	Goldman Sachs Structured Small Cap Equity Fund (formerly, COREsm Small Cap Equity Fund)
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Intermediate Bond Portfolio	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Tennessee Tax-Free Portfolio	Goldman Sachs Tennessee Municipal Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Cash Reserve Portfolio	Goldman Sachs Financial Square Money Market Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares
U.S. Government Money Market Portfolio	Goldman Sachs Financial Square Government Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares
Municipal Money Market Portfolio	Goldman Sachs Financial Square Tax-Free Money Market Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares
      FF and the GST are both registered, open-end management investment companies (mutual funds). As a result of the reorganization, shareholders of the FF Portfolios will become shareholders of the GST Funds (the FF Portfolios and GST Funds are sometimes referred to as “Funds”).
      The transactions contemplated by the Reorganization Agreement are referred to collectively as the “Reorganization.” The FF Portfolios and the corresponding GST Funds into which they are proposed to be reorganized are sometimes referred to in this Proxy/ Prospectus as “Corresponding FF Portfolios” and “Corresponding GST Funds.”
      The Goldman Sachs Tennessee Municipal Fund is a newly organized GST Fund that has been created for purposes of the reorganization and will not commence operations until the date of the Reorganization. Each GST Fund has investment objectives and policies similar to the corresponding FF Portfolio being reorganized into it.
      This Proxy/ Prospectus sets forth concisely the information that a FF Portfolio shareholder should know before voting on the Reorganization and investing in the GST Funds, and should be retained for future reference. It is both FF’s proxy statement for the Special Meeting and a prospectus for the GST Funds.

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      Additional information is set forth in the Statement of Additional Information dated February      , 2006 relating to this Proxy/ Prospectus and in the prospectuses dated October 28, 2005 for the FF Portfolios which you have previously been given or sent and are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the “SEC”), and is available without charge by calling FF at the telephone number stated above or by writing FF at the following address: First Funds, 1625 Broadway, Suite 2200, Denver, Colorado 80202.
      The information contained in the current prospectuses, as supplemented, for the (1) Class A, Class B and Institutional Shares of the Goldman Sachs Structured U.S. Equity Fund and Structured Small Cap Equity Fund dated December 29, 2005; (2) Class A and Institutional Shares of the Goldman Sachs Core Fixed Income Fund dated February 25, 2005; (3) Class A and Institutional Shares of the Goldman Sachs Tennessee Municipal Fund dated January 3, 2006; and (4) FST Administration Shares and FST Shares of the Goldman Sachs Financial Square Money Market Fund, the Goldman Sachs Financial Square Government Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund dated April 29, 2005 are also incorporated by reference into this Proxy/ Prospectus. Each of these documents is on file with the SEC, and is available without charge by calling or writing the GST at the telephone number or address stated above. In addition, a current prospectus for each of the GST Funds that a particular FF Portfolio shareholder will own upon consummation of the Reorganization accompanies this Proxy/ Prospectus.
      The Annual Report for the FF Portfolios for the year ended June 30, 2005 can be obtained without charge by calling FF at the telephone number stated above or by writing FF at the following address: First Funds, 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Annual Report for the Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Structured Small Cap Equity Fund for the year ended August 31, 2005; the Annual Report for the Goldman Sachs Core Fixed Income Fund for the year ended October 31, 2005; and the Annual Report for the Goldman Sachs Financial Square Money Market Fund, the Goldman Sachs Financial Square Government Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund for the year ended December 31, 2004 and the Semi-Annual Report for those GST Funds for the period ended June 30, 2005 can be obtained without charge by calling or writing GST at the telephone number or address stated above. Each of these documents together with other information about the FF Portfolios and the GST Funds is also available on the SEC’s website at www.sec.gov.
      This Proxy/ Prospectus is expected to be first sent to shareholders on or about February      , 2006.
      The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy/ Prospectus. Any representation to the contrary is a criminal offense.
      Shares of FF and GST are not deposits or obligations of or guaranteed or endorsed by any bank, including First Tennessee Bank National Association or any of its affiliates. Such shares are not insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Mutual fund shares involve certain investment risks, including the possible loss of principal.
      Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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PROXY STATEMENT/ PROSPECTUS

SUMMARY
      The following is a summary of certain information contained in this Proxy/ Prospectus and the Reorganization Agreement. The Reorganization Agreement governs the terms of the Reorganization and is attached as Appendix A.
Boards’ Consideration of the Reorganization
      At meetings held on October 25, 2005, December 5, 2005 and December 12, 2005, FF’s Trustees considered the Reorganization Agreement and the Reorganization of each FF Portfolio into its Corresponding GST Fund. Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the FF Trustees, including all of the non-interested FF Trustees (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (non-interested FF Trustees are sometimes referred to herein as “Independent FF Trustees”), who were represented by independent legal counsel, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of the shareholders of each FF Portfolio and that the interests of the existing shareholders of each FF Portfolio will not be diluted as a result of the Reorganization. For additional information, see “Information About the Reorganization FF Trustees’ Considerations.”
      The FF Trustees, including all of the Independent FF Trustees, recommend that shareholders of each FF Portfolio approve the Reorganization Agreement.
      At meetings held on November 2, 2005 and December 14, 2005, the GST Board of Trustees similarly found that participation in the Reorganization is in the best interests of the GST Funds and that the interests of the shareholders of the GST Funds will not be diluted as a result of the Reorganization.

The Reorganization
      The Reorganization Agreement provides for a separate reorganization involving each FF Portfolio and its Corresponding GST Fund listed opposite its name below.

FF Portfolios	GST Funds

Core Equity Portfolio	Goldman Sachs Structured U.S. Equity Fund (formerly, COREsm U.S. Equity Fund)
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Capital Appreciation Portfolio	Goldman Sachs Structured Small Cap Equity Fund (formerly, COREsm Small Cap Equity Fund)
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Intermediate Bond Portfolio	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Tennessee Tax-Free Portfolio	Goldman Sachs Tennessee Municipal Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Cash Reserve Portfolio	Goldman Sachs Financial Square Money Market Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares
U.S. Government Money Market Portfolio	Goldman Sachs Financial Square Government Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares
Municipal Money Market Portfolio	Goldman Sachs Financial Square Tax-Free Money Market Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares
      The Goldman Sachs Tennessee Municipal Fund is a newly organized GST Fund that has been created for purposes of the Reorganization and will not commence operations until the day of the Reorganization. Each GST Fund has investment objectives and policies which are similar to the corresponding FF Portfolio being reorganized into it.
      As set forth in the Reorganization Agreement, each Reorganization between a FF Portfolio and its Corresponding GST Fund would involve:

•	The acquisition of all of the assets of a FF Portfolio by its Corresponding GST Fund and the assumption by that GST Fund of all of the liabilities of the FF Portfolio, in exchange for Class A Shares, Class B Shares and Institutional Shares (or FST Administration Shares and FST Shares in the case of the Goldman Sachs Financial Square Money Market Fund, the Goldman Sachs Financial Square Government Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund), respectively, of the GST Fund having aggregate values equal to the net asset values of Class A Shares, Class B Shares, Class C Shares and Class I Shares (or Class C Shares and Class I Shares in the case of the Cash Reserve Portfolio, Money Market Portfolio and Municipal Money Market Portfolio),

respectively, of the FF Portfolio as of the close of business on the business day immediately preceding the effective time of the Reorganization;

•	The distribution of the Corresponding GST Fund’s Class A Shares, Class B Shares and Institutional Shares (or FST Administration Shares and FST Shares in the case of the Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund), respectively, to each holder of the FF Portfolio’s Class A Shares, Class B Shares Class C Shares and Class I Shares (or Class C Shares and Class I Shares in the case of the Cash Reserve Portfolio, Money Market Portfolio and Municipal Money Market Portfolio), respectively, as of the effective time of the Reorganization; and

•	The complete liquidation of each FF Portfolio.
      As a result of the Reorganization, each FF Portfolio shareholder will become a shareholder of its Corresponding GST Fund and will hold, immediately after the Reorganization, GST Fund shares in such Corresponding GST Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the FF Portfolio immediately prior to the effectiveness of the Reorganization. The exchange of shares in the Reorganization is intended to be tax-free under federal income tax laws (although there can be no assurances that the Internal Revenue Service will not adopt a contrary position) and shareholders of the GST Funds and the FF Portfolios will not pay any sales charge as a result of the exchange of the shares in the Reorganization.
      If approved, the Reorganization will occur as of the opening of business on or about March      , 2006, or another date selected by FF and GST. Approval of each Reorganization requires the approval of the holders of the lesser of (1) more than 50% of the outstanding shares of the relevant FF Portfolio or (2) 67% or more of the shares of the relevant FF Portfolio present at the Special Meeting if more than 50% of the outstanding shares of the relevant FF Portfolio are represented at the Special Meeting in person or by proxy. See “Information about the Reorganization” and “Voting Information” below.
      In early 2005, First Tennessee Bank National Association (“First Tennessee”), FF’s investment adviser, announced to the FF Trustees that it had decided to exit the mutual fund business. While taking steps to address concerns previously expressed by the FF Trustees about the performance of certain FF Portfolios, First Tennessee also considered its long term strategic commitment to the proprietary mutual fund business. First Tennessee told the FF Trustees that a number of factors had contributed to its decision to exit the mutual fund business, including that performance of certain FF Portfolios had lagged, that the First Funds family of funds had remained small and did not seem likely to increase in size without significant efforts and expenditures by First Tennessee, and that ongoing compliance costs had increased as a result of regulatory initiatives. Following this announcement, First Tennessee and the Independent FF Trustees jointly retained an independent financial adviser to explore alternatives for the FF complex, including a possible fund restructuring with another fund group.
      After review and evaluation of possible alternatives, the independent financial adviser recommended that the FF Trustees and First Tennessee consider a fund restructuring with another fund group. Following a review of the possible candidates by the FF Trustees and First Tennessee, and consideration of merger proposals from a narrowed list of candidates, First Tennessee recommended that the FF Trustees approve the merger proposal of Goldman Sachs Asset Management, L.P. (“GSAM”).
      The Trustees reviewed and considered, with the assistance of the independent financial adviser and independent legal counsel, a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co. (“Goldman Sachs”). For the reasons and additional reasons set forth below under “Information About the Reorganization — FF Trustees’ Considerations” the FF Trustees, including all of the Independent FF Trustees, recommend the approval of the proposed Reorganization by FF Portfolio shareholders.
      Although each FF Portfolio has a similar investment objective and principal strategies to its Corresponding GST Fund, some of a FF Portfolio’s holdings may not be permissible portfolio holdings for its Corresponding GST Fund. Therefore, some portion of a FF Portfolio’s securities holdings may be sold prior to or immediately following the Reorganization. In addition, for certain FF Portfolios, GSAM anticipates that a portion of such FF Portfolio may be sold shortly prior to or after the Reorganization. To the extent that a FF Portfolio’s securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Corresponding GST Fund may hold. The possible need for a FF Portfolio to dispose of certain portfolio investments prior to the Reorganization could result in selling such investments at a disadvantageous time. The sale of securities either prior to the Reorganization or shortly thereafter could result in the FF Portfolio or its Corresponding GST Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. In this event, GSAM will pay the explicit brokerage commissions resulting from portfolio transactions executed on behalf of FF Portfolios in preparation for the Reorganization.
Federal Income Tax Consequences of the Reorganization
      It is intended that the Reorganization will not result in the recognition, for federal income tax purposes, of gain or loss by the FF Portfolios, the GST Funds or their respective shareholders, although there can be no assurance that the Internal Revenue Service will not adopt a contrary position. The sale of securities by the FF Portfolios prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the final distribution made by a FF Portfolio prior to the Reorganization. Immediately prior to the Reorganization, each FF Portfolio, other than the Tennessee Tax-Free Portfolio which is reorganizing into a Corresponding GST Fund with no assets or liabilities, will declare and pay a distribution of all of its investment company taxable income for taxable years before the effective time of the Reorganization and all of its net capital gain, if any, recognized in taxable years ending on or before the effective time of the Reorganization to shareholders.
      As a condition to the closing of the Reorganization, FF and GST will receive an opinion from FF’s counsel, Baker, Donelson, Bearman, Caldwell & Berkowitz, PC (based on certain facts, qualifications, assumptions and representations) to the effect that each Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). See “Information About the Reorganization — Federal Income Tax Consequences,” below.
Comparative Fees and Expenses
      FF Portfolio and GST Fund Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of each FF Portfolio differs from the expenses of its Corresponding GST Fund.
      The following tables: (1) compare the fees and expenses for the FF Portfolios and their Corresponding GST Funds based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the Corresponding GST Funds on a pro forma basis after giving effect to the Reorganization. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the FF Portfolios and the GST Funds and obtain a general idea of what the expense levels would be if the Reorganization occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels, but actual expenses may be greater or less than those shown.
      The Core Equity and Capital Appreciation Portfolios’ and the Goldman Sachs Structured U.S. Equity and Structured Small Cap Equity Funds’ (collectively, the “Stock Funds”) annual operating expenses are based on actual expenses for the twelve months ended August 31, 2005. The Intermediate Bond and Tennessee Tax-Free Portfolios’ and the Goldman Sachs Core Fixed Income Fund’s annual operating expenses are based on actual expenses for the twelve months ended October 31, 2005. The Goldman Sachs Tennessee Municipal Bond Fund’s (together with the Intermediate Bond and Tennessee Tax-Free Portfolio of FF and the Goldman Sachs Core Fixed Income Fund, the “Bond Funds”) annual operating expenses are based on estimates for the current year. The Cash Reserve, U.S. Government Money Market and Municipal Money Market Portfolios’ and the Goldman Sachs Financial Square Money Market, Financial Square Government and Financial Square Tax-Free Money

Market Funds’ (collectively, the “Money Market Funds”) annual operating expenses are based on actual expenses for the twelve months ended June 30, 2005. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganization occurred on: (1) September 1, 2004 with respect to the Stock Funds; (2) November 1, 2004 with respect to the Bond Funds and (3) July 1, 2004 with respect to the Money Market Funds and represent the estimated hypothetical expenses of the: (1) Stock Funds for the twelve months ended August 31, 2005; (2) Bond Funds for the twelve months ended October 31, 2005 and (3) Money Market Funds for the twelve months ended June 30, 2005.
      For financial statement purposes the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund and the Tennessee Tax-Free Portfolio will be the accounting survivors of their respective reorganizations. As the accounting survivor, such Fund’s operating history will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (1) a FF Portfolio as it currently exists, (2) its Corresponding GST Fund as it currently exists, and (3) the same GST Fund if it acquires its Corresponding FF Portfolio (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in each of the seven Funds for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the examples do not reflect any expense waivers or reimbursement.

CORE EQUITY PORTFOLIO — CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS I SHARES
GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND — CLASS A SHARES, CLASS B SHARES AND INSTITUTIONAL SHARES

Goldman Sachs
	Core Equity Portfolio						Structured U.S. Equity Fund					Combined Fund Pro Forma

	Class A		Class B	Class C		Class I	Class A		Class B		Institutional	Class A		Class B		Institutional
	Shares		Shares	Shares		Shares	Shares		Shares		Shares	Shares		Shares		Shares

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	[1]	None	None		None	5.5%	[1]	None		None	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load) [2]	None		5.00%	1.00%	[3]	None	None	[1]	5.0%	[3]	None	None	[1]	5.0%	[3]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None	None		None	None		None		None	None		None		None
Redemption Fees	None		None	None		None	None		None		None	None		None		None
Exchange Fees	None		None	None		None	None		None		None	None		None		None

									Goldman Sachs
	Core Equity Portfolio								Structured U.S. Equity Fund						Combined Fund Pro Forma

	Class A		Class B		Class C		Class I		Class A		Class B		Institutional		Class A		Class B		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.65%	[4]	0.65%	[4]	0.65%	[4]	0.65%	[4]	0.65%	[5]	0.65%	[5]	0.65%	[5]	0.65%	[5]	0.65%	[5]	0.65%	[5]
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		0.25%		1.00%		None		0.25%		1.00%		None
Other Expenses*	0.39%		0.39%		0.39%		0.39%		0.26%	[6]	0.26%	[6]	0.11%	[6]	0.24%	[6]	0.24%	[6]	0.09%	[6]

Total Fund Operating Expenses*	1.29%		2.04%		2.04%		1.04%		1.16%		1.91%		0.76%		1.14%		1.89%		0.74%
See pages 13-15 for all other footnotes.

*	“Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the FF Portfolio, the GST Fund and the Combined Fund set forth below reflect the waivers and expense limitations. The waivers and expense limitations may be terminated or modified at any time at the option of GSAM. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

									Goldman Sachs
	Core Equity Portfolio								Structured U.S. Equity Fund						Combined Fund Pro Forma

	Class A		Class B		Class C		Class I		Class A		Class B		Institutional		Class A		Class B		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.41%	[7]	0.41%	[7]	0.41%	[7]	0.41%	[7]	0.51%	[5]	0.51%	[5]	0.51%	[5]	0.51%	[5]	0.51%	[5]	0.51%	[5]
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		0.25%		1.00%		None		0.25%		1.00%		None
Other Expenses	0.30%	[7]	0.30%	[7]	0.30%	[7]	0.30%	[7]	0.04%	[6]	0.04%	[6]	0.04%	[6]	0.04%	[6]	0.04%	[6]	0.04%	[6]

Total Fund Operating Expenses (after current expense limitations)	0.96%		1.71%		1.71%		0.71%		0.80%		1.55%		0.55%		0.80%		1.55%		0.55%

CAPITAL APPRECIATION PORTFOLIO — CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS I SHARES
GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND — CLASS A SHARES, CLASS B SHARES AND INSTITUTIONAL SHARES

Goldman Sachs
	Capital Appreciation Portfolio						Structured Small Cap Equity					Combined Fund Pro Forma

	Class A		Class B	Class C		Class I	Class A		Class B		Institutional	Class A		Class B		Institutional
	Shares		Shares	Shares		Shares	Shares		Shares		Shares	Shares		Shares		Shares

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	[1]	None	None		None	5.5%	[1]	None		None	5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load) [2]	None		5.00%	1.00%	[3]	None	None	[1]	5.0%	[3]	None	None	[1]	5.0%	[3]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None	None		None	None		None		None	None		None		None
Redemption Fees	None		None	None		None	None		None		None	None		None		None
Exchange Fees	None		None	None		None	None		None		None	None		None		None

									Goldman Sachs
	Capital Appreciation Portfolio								Structured Small Cap Equity						Combined Fund Pro Forma

	Class A		Class B		Class C		Class I		Class A		Class B		Institutional		Class A		Class B		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.83%	[8]	0.83%	[8]	0.83%	[8]	0.83%	[8]	0.85%	[5]	0.85%	[5]	0.85%	[5]	0.85%	[5]	0.85%	[5]	0.85%	[5]
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		0.25%		1.00%		None		0.25%		1.00%		None
Other Expenses	0.44%		0.44%		0.44%		0.44%		0.31%	[6]	0.31%	[6]	0.16%	[6]	0.31%	[6]	0.31%	[6]	0.16%	[6]

Total Fund Operating Expenses*	1.52%		2.27%		2.27%		1.27%		1.41%		2.16%		1.01%		1.41%		2.16%		1.01%
See pages 13-15 for all other footnotes.

*	“Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the FF Portfolio, the GST Fund and the Combined Fund set forth below reflect the expense limitations. The expense limitations may be terminated or modified at any time at the option of GSAM. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

									Goldman Sachs
									Structured Small Cap
	Capital Appreciation Portfolio								Equity Fund						Combined Fund Pro Forma

	Class A		Class B		Class C		Class I		Class A		Class B		Institutional		Class A		Class B		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%	[9]	0.75%	[9]	0.75%	[9]	0.75%	[9]	0.81%	[5]	0.81%	[5]	0.81%	[5]	0.81%	[5]	0.81%	[5]	0.81%	[5]
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		0.25%		1.00%		None		0.25%		1.00%		None
Other Expenses	0.40%	[9]	0.40%	[9]	0.40%	[9]	0.40%	[9]	0.04%	[6]	0.04%	[6]	0.04%	[6]	0.04%	[6]	0.04%	[6]	0.04%	[6]

Total Fund Operating Expenses (after current expense limitations)	1.40%		2.15%		2.15%		1.15%		1.10%		1.85%		0.85%		1.10%		1.85%		0.85%

INTERMEDIATE BOND PORTFOLIO — CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS I SHARES
GOLDMAN SACHS CORE FIXED INCOME FUND — CLASS A SHARES AND INSTITUTIONAL SHARES

							Goldman Sachs			Combined Fund
	Intermediate Bond Portfolio						Core Fixed Income Fund			Pro Forma

	Class A		Class B	Class C		Class I	Class A		Institutional	Class A		Institutional
	Shares		Shares	Shares		Shares	Shares		Shares	Shares		Shares

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	3.50%	[1]	None	None		None	4.5%	[1]	None	4.5%	[1]	None
Maximum Deferred Sales Charge (Load)[2]	None		4.00%	1.00%	[3]	None	None	[1]	None	None	[1]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None	None		None	None		None	None		None
Redemption Fees	None		None	None		None	None		None	None		None
Exchange Fees	None		None	None		None	None		None	None		None

									Goldman Sachs				Combined Fund
	Intermediate Bond Portfolio								Core Fixed Income Fund				Pro Forma

	Class A		Class B		Class C		Class I		Class A		Institutional		Class A		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees	0.48%	[10]	0.48%	[10]	0.48%	[10]	0.48%	[10]	0.40%	[5]	0.40%	[5]	0.40%	[5]	0.40%	[5]
Distribution and Service (12b-1) Fees	0.25%		0.70%		1.00%	[11]	None		0.25%		None		0.25%		None
Other Expenses	0.35%		0.35%		0.35%		0.35%		0.23%	[6]	0.08%	[6]	0.19%	[6]	0.07%	[6]

Total Fund Operating Expenses*	1.08%		1.53%		1.83%		0.83%		0.88%		0.48%		0.84%		0.47%
See pages 13-15 for all other footnotes.

*	“Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the FF Portfolio, the GST Fund and the Combined Fund set forth below reflect the expense limitations for the twelve months ended October 31, 2005. The expense limitations may be terminated or modified at any time at the option of GSAM. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

									Goldman Sachs				Combined Fund
	Intermediate Bond Portfolio								Core Fixed Income Fund				Pro Forma

	Class A		Class B		Class C		Class I		Class A		Institutional		Class A		Institutional
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.30%	[12]	0.30%	[12]	0.30%	[12]	0.30%	[12]	0.40%	[5]	0.40%	[5]	0.40%	[5]	0.40%	[5]
Distribution and Service (12b-1) Fees	0.25%		0.70%		1.00%		None		0.25%		None		0.25%		None
Other Expenses	0.16%		0.16%		0.16%		0.16%		0.23%	[6]	0.08%	[6]	0.19%	[6]	0.07%	[6]

Total Fund Operating Expenses (after current expense limitations)	0.71%		1.16%		1.46%		0.46%		0.88%		0.48%		0.84%		0.47%

TENNESSEE TAX-FREE PORTFOLIO — CLASS A SHARES, CLASS B SHARES,
CLASS C SHARES AND CLASS I SHARES
GOLDMAN SACHS TENNESSEE MUNICIPAL FUND — CLASS A SHARES
AND INSTITUTIONAL SHARES

					Goldman Sachs
					Tennessee Municipal			Combined Fund
	Tennessee Tax-Free Portfolio				Fund			Pro Forma

	Class A	Class B	Class C	Class I	Class A		Institutional	Class A		Institutional
	Shares	Shares	Shares	Shares	Shares		Shares	Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	3.75%[1]	None	None	None	4.5%	[1]	None	4.5%	[1]	None
Maximum Deferred Sales Charge (Load)[2]	None	4.00%	1.00%[3]	None	None	[1]	None	None	[1]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None		None	None		None
Redemption Fees	None	None	None	None	2.00%[13]		2.00%[13]	2.00%[13]		2.00%[13]
Exchange Fees	None	None	None	None	None		None	None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.50%[14]	0.50%[14]	0.50%[14]	0.50%[14]	0.45%[5]		0.45%[5]	0.45%[5]		0.45%[5]
Distribution and Service (12b-1) Fees	0.25%	0.70%	1.00%[11]	None	0.25%		None	0.25%		None
Other Expenses	0.39%	0.39%	0.39%	0.39%	0.37%[6]		0.25%[6]	0.37%[6]		0.25%[6]

Total Fund Operating Expenses*	1.14%	1.59%	1.89%	0.89%	1.07%		0.70%	1.07%		0.70%
See pages 13-15 for all other footnotes.

*	“Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the FF Portfolio, the GST Fund and the Combined Fund set forth below reflect the waivers and expense limitations for the current year. The waivers and expense limitations may be terminated or modified at any time at the option of GSAM. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

					Goldman Sachs
					Tennessee Municipal		Combined Fund
	Tennessee Tax-Free Portfolio				Fund		Pro Forma

	Class A	Class B	Class C	Class I	Class A	Institutional	Class A	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.30% [12]	0.30%[12]	0.30%[12]	0.30%[12]	0.45%[5]	0.45%[5]	0.45%[5]	0.45%[5]
Distribution and Service (12b-1) Fees	0.25%	0.70%	0.50%	None	0.25%	None	0.25%	None
Other Expenses	0.39%	0.39%	0.39%	0.39%	0.20%[6]	0.08%[6]	0.20%[6]	0.08%[6]

Total Fund Operating Expenses (after current expense limitations)	0.94%	1.39%	1.19%	0.69%	0.90%	0.53%	0.90%	0.53%

CASH RESERVE PORTFOLIO — CLASS C SHARES
AND CLASS I SHARES
GOLDMAN SACHS FINANCIAL SQUARE MONEY MARKET FUND — FST SHARES
AND FST ADMINISTRATION SHARES

	Cash Reserve				Goldman Sachs Financial			Combined Fund
	Portfolio				Square Money Market Fund			Pro Forma

							FST			FST
	Class I		Class C				Administration			Administration
	Shares		Shares		FST Shares		Shares	FST Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None		None		None		None	None		None
Maximum Deferred Sales Charge (Load)[2]	None		None		None		None	None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None
Redemption Fees	None		None		None		None	None		None
Exchange Fees	None		None		None		None	None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.13%[15]		0.13%[15]		0.21%[5]		0.21%[5]	0.21%[5]		0.21%[5]
Distribution and Service (12b-1) Fees	None		0.45%[16]		None		None	None		None
Other Expenses	0.23%		0.23%		0.01%[17]		0.26%[17]	0.02%[17]		0.27%[17]
Administration Fees	No	ne	No	ne	No	ne	0.25%[18]	No	ne	0.25%[18]
All Other Expenses	0.23%		0.23%		0.01%		0.01%	0.02%[19]		0.02%[19]

Total Fund Operating Expenses*	0.36%		0.81%		0.22%		0.47%	0.23%		0.48%
See pages 13-15 for all other footnotes.

*	As a result of waivers and expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the FF Portfolio, the GST Fund and the Combined Fund which are actually incurred are set forth below. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Cash Reserve		Goldman Sachs Financial		Combined Fund
	Portfolio		Square Money Market Fund		Pro Forma

				FST		FST
	Class I	Class C		Administration		Administration
	Shares	Shares	FST Shares	Shares	FST Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.13%	0.13%	0.17%[5]	0.17%[5]	0.17%[5]	0.17%[5]
Distribution and Service (12b-1) Fees	None	0.25%	None	None	None	None
Other Expenses	0.17%	0.17%	0.01%[17]	0.26%[17]	0.01%[17]	0.26%[17]
Administration Fees	None	None	None	0.25%[18]	None	0.25%[18]
All Other Expenses	0.17%	0.17%	0.01%	0.01%	0.01%	0.01%

Total Fund Operating Expenses (after current expense limitations)	0.30%[20]	0.55%[17]	0.18%	0.43%	0.18%	0.43%

U.S. GOVERNMENT MONEY MARKET PORTFOLIO —
CLASS C SHARES AND CLASS I SHARES
GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND — FST SHARES
AND FST ADMINISTRATION SHARES

U.S. Government
	Money Market				Goldman Sachs Financial			Combined Fund
	Portfolio				Square Government Fund			Pro Forma

							FST			FST
	Class I		Class C				Administration			Administration
	Shares		Shares		FST Shares		Shares	FST Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None		None		None		None	None		None
Maximum Deferred Sales Charge (Load)[2]	None		None		None		None	None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None
Redemption Fees	None		None		None		None	None		None
Exchange Fees	None		None		None		None	None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.13%[15]		0.13%[15]		0.21%[5]		0.21%[5]	0.21%[5]		0.21%[5]
Distribution and Service (12b-1) Fees	None		0.45%[16]		None		None	None		None
Other Expenses	0.22%		0.22%		0.01%[17]		0.26%[17]	0.03%[17]		0.28%[17]
Administration Fees	No	ne	No	ne	No	ne	0.25%[18]	No	ne	0.25%[18]
All Other Expenses	0.22%		0.22%		0.01%		0.01%	0.03%[19]		0.03%[19]

Total Fund Operating Expenses*	0.35%		0.80%		0.22%		0.47%	0.24%		0.49%
See pages 13-15 for all other footnotes.

*	As a result of waivers and expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the FF Portfolio, the GST Fund and the Combined Fund which are actually incurred are set forth below. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	U.S. Government
	Money Market		Goldman Sachs Financial		Combined Fund
	Portfolio		Square Government Fund		Pro Forma

				FST		FST
	Class I	Class C		Administration		Administration
	Shares	Shares	FST Shares	Shares	FST Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.13%	0.13%	0.17%[5]	0.17%[5]	0.17%[5]	0.17%[5]
Distribution and Service (12b-1) Fees	None	0.25%	None	None	None	None
Other Expenses	0.12%	0.12%	0.01%[17]	0.26%[17]	0.01%[17]	0.26%[17]
Administration Fees	None	None	None	0.25%[18]	None	0.25%[18]
All Other Expenses	0.12%	0.12%	0.01%	0.01%	0.01%	0.01%

Total Fund Operating Expenses (after current expense limitations)	0.25%[21]	0.50%[21]	0.18%	0.43%	0.18%	0.43%

MUNICIPAL MONEY MARKET PORTFOLIO —
CLASS C SHARES AND CLASS I SHARES
GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND —
FST SHARES AND FST ADMINISTRATION SHARES

Goldman Sachs Financial
	Municipal Money				Square Tax-Free Money			Combined Fund
	Market Portfolio				Market Fund			Pro Forma

							FST			FST
	Class I		Class C				Administration			Administration
	Shares		Shares		FST Shares		Shares	FST Shares		Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None		None		None		None	None		None
Maximum Deferred Sales Charge (Load)[2]	None		None		None		None	None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None
Redemption Fees	None		None		None		None	None		None
Exchange Fees	None		None		None		None	None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.13%[15]		0.13%[15]		0.21%[5]		0.21%[5]	0.21%[5]		0.21%[5]
Distribution and Service (12b-1) Fees	None		0.45%[16]		None		None	None		None
Other Expenses	0.24%		0.24%		0.01%[18]		0.26%[17]	0.02%[17]		0.27%[17]
Administration Fees	No	ne	No	ne	No	ne	0.25%[18]	No	ne	0.25%[18]
All Other Expenses	0.24%		0.24%		0.01%		0.01%	0.02%[19]		0.02%[19]

Total Fund Operating Expenses*	0.37%		0.82%		0.22%		0.47%	0.23%		0.48%
See pages 13-15 for all other footnotes.

*	As a result of waivers and expense limitations, “Other Expenses” and “Total Fund Operating Expenses” of the FF Portfolio, the GST Fund and the Combined Fund which are actually incurred are set forth below. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

			Goldman Sachs Financial
	Municipal Money		Square Tax-Free Money		Combined Fund
	Market Portfolio		Market Fund		Pro Forma

				FST		FST
	Class I	Class C		Administration		Administration
	Shares	Shares	FST Shares	Shares	FST Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.13%	0.13%	0.17%[5]	0.17%[5]	0.17%[5]	0.17%[5]
Distribution and Service (12b-1) Fees	None	0.25%	None	None	None	None
Other Expenses	0.17%	0.17%	0.01%[17]	0.26%[17]	0.01%[17]	0.26%[17]
Administration Fees	None	None	None	0.25%[18]	None	0.25%[18]
All Other Expenses	0.17%	0.17%	0.01%	0.01%	0.01%	0.01%

Total Fund Operating Expenses (after current expense limitations)	0.30%[18]	0.55%[18]	0.18%	0.43%	0.18%	0.43%

Footnotes

[1]	The maximum sales charge is a percentage of the offering price. Under certain circumstances, which are described below under “Shareholder Transactions and Services of the FF Portfolios and the GST Funds — Sales Charge Waivers,” the maximum sales charge may be reduced or waived entirely. A contingent deferred sales charge (“CDSC”) of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of the GST Funds sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

[3]	A CDSC is imposed upon Class C Shares of the Core Equity and Capital Appreciation Portfolios redeemed within one year of purchase and eliminated thereafter. A CDSC is imposed upon Class C Shares of the Intermediate Bond Portfolio redeemed within the first sixteen months of purchase and eliminated thereafter. A CDSC is imposed upon Class C Shares of the Tennessee Tax-Free Portfolio redeemed within the first two years after purchase and eliminated thereafter. A CDSC is imposed upon Class B Shares of the GST Funds redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter.

[4]	For managing its investment and business affairs, the Core Equity Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of 0.65% of its average net assets up to $1 billion and 0.60% of average net assets over $1 billion.

[5]	Effective January 1, 2005, GSAM has entered into a Fee Reduction Commitment with GST that permanently reduces the management fee for the Goldman Sachs Structured U.S. Equity Fund to an annual rate of 0.65% of the average daily net assets of the Fund.

Effective July 1, 2005, GSAM has implemented a voluntary fee reduction with GST for the Core Fixed Income Fund. The breakpoints listed below will become contractual in 2006. The breakpoints listed below for the Goldman Sachs Structured U.S. Equity Fund, Structured Small Cap Equity Fund and Tennessee Municipal Fund are contractual. The fee reduction imposed breakpoints on the management fees and reduces the management fees for the following GST Funds to annual rates equal to the following percentages of the average daily net assets of the GST Funds:

		Over $1 billion up
GST Fund	First $1 billion	to $2 billion	Over $2 billion

Structured U.S. Equity	0.65%	0.59%	0.56%
Structured Small Cap Equity	0.85%	0.85%	0.77%
Core Fixed Income	0.40%	0.36%	0.34%
Tennessee Municipal	0.45%	0.41%	0.39%

The Goldman Sachs Tennessee Municipal Fund has not yet commenced operations.

In addition, GSAM has voluntarily agreed not to impose a portion of the management fee for certain GST Funds. These fee waivers may be terminated at any time at the option of GSAM. As a result of fee waivers, the current management fees of these GST Funds as a percentage of average daily net assets are as follows:

GST Fund	Management Fee

Structured U.S. Equity Fund	0.51%
Structured Small Cap Equity Fund	0.51%
Financial Square Money Market	0.17%
Financial Square Government	0.17%
Financial Square Tax-Free Money Market	0.17%

[6]	“Other Expenses” of a GST Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of the Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Structured Small Cap Equity Fund’s Class A Shares and Class B Shares, 0.16% of the average daily net assets of the Goldman Sachs Core Fixed Income Fund’s and Goldman Sachs Tennessee Municipal Fund’s Class A Shares and 0.04% of the average daily net assets of each GST Fund’s Institutional Shares, plus all other ordinary expenses not detailed above in the expense tables. Pro Forma figures for the Goldman Sachs Core Fixed Income Fund and the Money Market Funds have been restated to reflect that, effective July 1, 2005, the transfer agency fees and expenses of the Goldman Sachs Core Fixed Income Fund have been reduced to 0.16% of the average daily net assets of that Fund and transfer agency fees and expenses equal to 0.015% of average daily net assets have been implemented on the Goldman Sachs Money Market Funds. GSAM has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offer arrangements) to the following percentage of each GST Fund’s average daily net assets:

GST Fund	Other Expenses

Structured U.S. Equity	0.004%
Structured Small Cap Equity	0.044%
Core Fixed Income	0.014%
Tennessee Municipal	0.044%

In addition, the Investment Adviser is voluntarily reducing or limiting “Other Expenses” of the Structured U.S. Equity Fund and Structured Small Cap Equity Fund (with the exclusions mentioned above) to 0.04% of such Fund’s average daily net assets.

[7]	Pursuant to a contractual agreement dated May 3, 2005 between First Tennessee and FF, First Tennessee agreed to waive 24 basis points of its management fee and 6 basis points of its co-administrative fee (which is part of the Fund’s “Other Expenses”) for an aggregate waiver of 30 basis points.

[8]	The Capital Appreciation Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of 0.15% of its average net assets for the investment advisory services First Tennessee provides. As compensation for the services it provides, Delaware Management Company is entitled to receive from the Capital Appreciation Portfolio a monthly management fee at the annual rate of 0.70% on the first $50 million of the Portfolio’s average net assets and 0.65% on average daily net assets of the Capital Appreciation Portfolio in excess of $50 million.

[9]	Pursuant to a contractual agreement dated May 3, 2005 between First Tennessee and FF, First Tennessee agreed to waive 10 basis points of its management fee and 2.5 basis points of its co-administrative fee (which is part of the Fund’s “Other Expenses”) for an aggregate waiver of 12.5 basis points.

[10]	For managing its investment and business affairs, the Intermediate Bond Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of 0.50% of its average net assets up to $250 million and 0.45% of average net assets over $250 million.

[11]	The Trustees of FF have agreed to limit the 12b-1 fees applicable to Class C Shares of the Intermediate Bond and Tennessee Tax-Free Portfolios to 0.50%.

[12]	Pursuant to a contractual agreement dated May 3, 2005 between First Tennessee and FF, First Tennessee agreed to waive a portion of its management fee to the extent that such management fee exceeds 0.30% of the Fund.

[13]	A 2% redemption fee is charged on redemption of Class A and Institutional Shares (including by exchange) of the Goldman Sachs Tennessee Municipal Fund held for 30 calendar days or less. Class A or Institutional Shares of the Goldman Sachs Tennessee Municipal Fund issued on the closing date of the Reorganization to Tax-Free Investment Grade Bond Portfolio shareholders in connection with the Reorganization will not be subject to the redemption fee.

[14]	For managing its investment and business affairs, the Tennessee Tax-Free Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of 0.50% of its average net assets up to $250 million and 0.45% of average net assets over $250 million.

[15]	Each Money Market Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of 0.05% of its average net assets for the investment advisory services First Tennessee provides. Through June 30, 2006, First Tennessee has contractually agreed to waive all or a portion of the fee that it is entitled to receive under the Investment Advisory and Management Agreement in order to maintain an expense ratio for Class I of the U.S. Government Money Market, Municipal Money Market, and Cash Reserve Portfolios of 0.25%, 0.30%, and 0.30%, respectively. The total advisory fee after waivers paid to First Tennessee and BlackRock Institutional Management Corporation (“BIMC”) for the fiscal year ended June 30, 2005, was 0.08%, 0.09%, and 0.08% of the U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios’ average net assets, respectively.

As compensation for the investment advisory services BIMC provides, they are entitled to receive 0.08% of aggregate average monthly net assets of each Money Market Portfolio up to $500 million, 0.06% of the next $500 million, and 0.05% on amounts greater than $1 billion.

[16]	The Trustees of FF have agreed to limit the 12b-1 fees applicable to Class C Shares of the Cash Reserve Portfolio, the U.S. Government Portfolio and the Municipal Money Market Portfolio to 0.25%.

[17]	GSAM has voluntarily agreed to reduce or limit “All Other Expenses” of the Goldman Sachs Financial Square Money Market Fund, the Goldman Sachs Financial Square Government Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund (excluding management fees, administration fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of each Fund’s average daily net assets.

[18]	Service organizations may charge other fees directly to their customers who are beneficial owners of FST Administration Shares in connection with the customer’s account. Such fees may affect the return customers realize with respect to their investments.

[19]	Reflects the imposition of a new transfer agency fee of 0.015% of a GST Financial Square money market fund’s average net assets which became effective July 1, 2005.

[20]	First Tennessee, as Co-Investment Adviser and Co-Administrator, has contractually agreed to waive Portfolio-level expenses to the extent necessary for Class I Shares to maintain a total expense ratio of no more than 0.30% of its average net assets for the fiscal year ended June 30, 2005. Because this waiver is on Portfolio-level expenses, it reduces the expenses for all classes of the Municipal Money Market and Cash Reserve Portfolios.

[21]	First Tennessee, as Co-Investment Adviser and Co-Administrator, has contractually agreed to waive Portfolio-level expenses to the extent necessary for Class I to maintain a total expense ratio of no more than 0.25% of its average net assets for the fiscal year ending June 30, 2005. Because this waiver is on Portfolio-level expenses, it reduces the expenses for all classes of the U.S. Government Money Market Portfolio.

Examples
      The following Examples are intended to help you compare the cost of investing in: (1) each FF Portfolio as it currently exists; (2) its Corresponding GST Fund as it currently exists; and (3) the same GST Fund if it acquires the Corresponding FF Portfolio (i.e., the Combined Fund Pro Forma) with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class A, Class B, Class C, Class I, Institutional, FST Administration or FST Shares of a FF Portfolio, a GST Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that a FF Portfolio’s, GST Fund’s or Combined Fund’s operating expenses remain the same. The Examples do not reflect any waivers and expense limitations. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Core Equity Portfolio
Class A Shares	$699	$960	$1,242	$2,042
Class B Shares[1]
- assuming complete redemption at end of period	$707	$940	$1,198	$2,176
- assuming no redemption	$207	$640	$1,098	$2,176
Class C Shares
- assuming complete redemption at end of period	$307	$640	$1,098	$2,369
- assuming no redemption	$207	$640	$1,098	$2,369
Class I Shares	$106	$331	$574	$1,271
Goldman Sachs Structured U.S. Equity Fund
Class A Shares	$662	$898	$1,153	$1,881
Class B Shares[2]
- assuming complete redemption at end of period	$694	$900	$1,232	$2,038
- assuming no redemption	$194	$600	$1,032	$2,038
Institutional Shares	$78	$243	$422	$942
Combined Fund Pro Forma
Class A Shares	$660	$892	$1,143	$1,860
Class B Shares[2]
- assuming complete redemption at end of period	$692	$894	$1,221	$2,016
- assuming no redemption	$192	$594	$1,021	$2,016
Institutional Shares	$76	$237	$411	$918

	1 Year	3 Years	5 Years	10 Years

Capital Appreciation Portfolio
Class A Shares	$721	$1,028	$1,356	$2,283
Class B Shares[1]
- assuming complete redemption at end of period	$730	$1,009	$1,315	$2,417
- assuming no redemption	$230	$709	$1,215	$2,417
Class C Shares
- assuming complete redemption at end of period	$330	$709	$1,215	$2,605
- assuming no redemption	$230	$709	$1,215	$2,605
Class I Shares	$129	$403	$697	$1,534
Goldman Sachs Structured Small Cap Equity Fund
Class A Shares	$686	$972	$1,279	$2,148
Class B Shares[2]
- assuming complete redemption at end of period	$719	$976	$1,359	$2,303
- assuming no redemption	$219	$676	$1,159	$2,303
Institutional Shares	$103	$322	$558	$1,236
Combined Fund Pro Forma
Class A Shares	$686	$972	$1,279	$2,148
Class B Shares[2]
- assuming complete redemption at end of period	$719	$976	$1,359	$2,303
- assuming no redemption	$219	$676	$1,159	$2,303
Institutional Shares	$103	$322	$558	$1,236

Intermediate Bond Portfolio
Class A Shares	$456	$681	$925	$1,621
Class B Shares[3]
- assuming complete redemption at end of period	$556	$683	$834	$1,702
- assuming no redemption	$156	$483	$834	$1,702
Class C Shares
- assuming complete redemption at end of period	$286	$576	$990	$2,148
- assuming no redemption	$186	$576	$990	$2,148
Class I Shares	$85	$265	$460	$1,025
Goldman Sachs Core Fixed Income Fund
Class A Shares	$536	$718	$916	$1,486
Institutional Shares	$49	$154	$269	$604
Combined Fund Pro Forma
Class A Shares	$532	$706	$895	$1,440
Institutional Shares	$48	$151	$263	$591

	1 Year	3 Years	5 Years	10 Years

Tennessee Tax-Free Portfolio
Class A Shares	$487	$724	$979	$1,709
Class B Shares[3]
- assuming complete redemption at end of period	$562	$702	$866	$1,769
- assuming no redemption	$162	$502	$866	$1,769
Class C Shares
- assuming complete redemption at end of period	$292	$594	$1,021	$2,212
- assuming no redemption	$192	$594	$1,021	$2,212
Class I Shares	$91	$284	$493	$1,096
Goldman Sachs Tennessee Municipal Fund
Class A Shares	$554	$775	$1,014	$1,697
Institutional Shares	$72	$224	$390	$871
Combined Fund Pro Forma
Class A Shares	$554	$775	$1,014	$1,697
Institutional Shares	$72	$224	$390	$871

Cash Reserve Portfolio
Class C Shares	$83	$259	$450	$1,002
Class I Shares	$37	$116	$202	$456
Goldman Sachs Financial Square Money Market Fund
FST Administration Shares	$48	$151	$263	$591
FST Shares	$23	$71	$124	$280
Combined Fund Pro Forma
FST Administration Shares	$49	$154	$210	$604
FST Shares	$24	$74	$130	$293

U.S. Government Money Market Portfolio
Class C Shares	$82	$255	$444	$990
Class I Shares	$36	$113	$197	$443
Goldman Sachs Financial Square Government Fund
FST Administration Shares	$48	$151	$263	$591
FST Shares	$23	$71	$124	$280
Combined Fund Pro Forma
FST Administration Shares	$50	$157	$214	$616
FST Service Shares	$25	$77	$135	$306

	1 Year	3 Years	5 Years	10 Years

Municipal Money Market Portfolio
Class C Shares	$84	$262	$455	$1,014
Class I Shares	$38	$119	$208	$468
Goldman Sachs Financial Square Tax-Free Money Market Fund
FST Administration Shares	$48	$151	$263	$591
FST Shares	$23	$71	$124	$280
Combined Fund Pro Forma
FST Administration Shares	$49	$154	$210	$604
FST Service Shares	$24	$74	$130	$293

1	The FF Class B example reflects the conversion of Class B Shares to Class A Shares after eight years from the date of purchase of Class B Shares.

2	The GST Class B example reflects the conversion of Class B Shares to Class A Shares after eight years from the date of purchase of Class B Shares.

3	The FF Class B example reflects the conversion of Class B Shares to Class A Shares after six years from the date of purchase of Class B Shares.
      The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of GST Class A Shares within the first 18 months.
      Certain institutions that sell GST Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares or Class B Shares for services to their customers’ accounts and/or the GST Funds. For more information regarding such compensation, see “Shareholder Guide” in the GST Funds’ prospectuses and “Payments to Intermediaries” in their Statements of Additional Information.
Overview of the FF Portfolios and GST Funds
          Comparison of Investment Objectives
      The following chart summarizes the investment objective of each of the FF Portfolios and its Corresponding GST Fund.

FF Portfolio	Corresponding GST Fund

Core Equity Portfolio:	Goldman Sachs Structured U.S. Equity Fund:
Seeks to achieve maximum total return through capital appreciation by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.	Seeks long-term growth of capital and dividend income. The GST Fund seeks this objective through a broadly diversified portfolio of large-cap and blue-chip equity investments representing all major sectors of the U.S. economy.

FF Portfolio	Corresponding GST Fund

Capital Appreciation Portfolio:	Goldman Sachs Structured Small Cap Equity Fund:
Seeks long-term capital appreciation by investing at least 65% of its total assets in equity securities of smaller-capitalization companies.	Seeks long-term growth of capital. The GST Fund seeks this objective through a broadly diversified portfolio of equity investments in small cap U.S. issuers.

Intermediate Bond Portfolio:	Goldman Sachs Core Fixed Income Fund:
Seeks current income consistent with the preservation of capital by investing at least 80% of its net assets, plus any borrowings for investment purposes, in bonds.	Seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

Tennessee Tax-Free Portfolio:	Goldman Sachs Tennessee Municipal Fund:
Seeks to provide a high level of current income, which is exempt from federal and Tennessee personal income tax, by investing in a portfolio consisting primarily of Tennessee tax-free obligations.	Seeks a high level of current income that is exempt from regular federal income tax and Tennessee personal income tax and is consistent with preservation of capital.

Cash Reserve Portfolio:	Goldman Sachs Financial Square Money Market Fund:
Seeks as high a level of current income as is consistent with the preservation of capital and liquidity.	Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

U.S. Government Money Market Portfolio:	Goldman Sachs Financial Square Government Fund:
Seeks as high a level of current income as is consistent with the preservation of capital and liquidity.	Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Municipal Money Market Portfolio:	Goldman Sachs Financial Square Tax-Free Money Market Fund:
Seeks as high a level of federally tax-exempt income as is consistent with the preservation of capital and liquidity.	Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
      The investment objectives, policies and restrictions of each of the FF Portfolios are, in general, similar to those of its Corresponding GST Fund. However, there are certain differences between the investment policies and restrictions of the FF Portfolios and their Corresponding GST Funds. For additional information, see “Comparison of FF Portfolios and GST Funds — Investment Objectives and Principal Strategies, — Other Investment Practices and Investment Securities of the FF Portfolios and GST Fund and Comparison of FF Portfolios and GST Funds — Investment Objectives and Principal Strategies, — Investment Restrictions.”

          Service Providers
      First Tennessee currently serves as investment adviser to the Core Equity, Intermediate Bond, and Tennessee Tax-Free Portfolios. First Tennessee currently serves as co-investment adviser with Delaware Management Company (“DMC”) for the Capital Appreciation Portfolio and with BlackRock Institutional Management Corporation (“BIMC”) for the Cash Reserve Portfolio, U.S. Government Money Market Portfolio and Municipal Money Market Portfolios respectively. In addition, Highland Capital Management Corp (“Highland”) serves as sub-adviser to the Core Equity Portfolio and Martin & Company, Inc. (“Martin”) serves as sub-adviser to the Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio. GSAM currently serves as the investment adviser to each of the GST Funds.
      The FF Portfolios and GST Funds have different administrators, distributors, transfer agents and other service providers. For a detailed description of the management of the GST Funds, including GSAM and other service providers to the GST Funds, see “Comparison of FF and GST Funds — Investment Advisers and Advisory Fee Information,” “Comparison of FF and GST Funds — Other Service Providers,” and the GST Funds’ prospectuses which accompany this Proxy/ Prospectus.
          Share Class Characteristics and Shareholder Transactions and Services
      Sales Load, Distribution and Shareholder Servicing Arrangements for FF
      Class A Shares. There is a maximum sales charge of 5.75% for the Class A Shares of the Core Equity and Capital Appreciation Portfolios. The sales charge is calculated as a percentage of the offering price for Class A Shares. There is a maximum sales charge of 3.50% for the Class A Shares of the Intermediate Bond Portfolio and a maximum sales charge of 3.75% for the Tennessee Tax-Free Portfolio. Sales charges are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels. The front-end sales charge may be waived in certain circumstances. For more information, see “Comparison of FF Portfolios and GST Funds — Shareholder Transactions and Services of the FF Portfolios and the GST Funds — Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions” below.
      FF has adopted a shareholder servicing plan with respect to Class A Shares of the FF Portfolios to compensate financial intermediaries for individual shareholder services and account maintenance. For these services, participating financial intermediaries are paid a service fee at an annual rate of up to 0.25% of Class A’s average daily net assets for each of the FF Portfolios.
      Class B Shares. There is no front-end sales load imposed on Class B Shares of FF. However, a maximum CDSC of 5.00% for Core Equity, Capital Appreciation and Cash Reserve Portfolios and 4.00% for the Intermediate Bond and Tennessee Tax-Free Portfolios may be imposed in the event of certain redemptions within six years of purchase. This CDSC may be waived in certain circumstances. For more information, see “Comparison of FF Portfolios and GST Funds — Shareholder Transactions and Services of the FF Portfolios and the GST Funds — Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions” below.
      FF has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class B Shares of the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free, and Cash Reserve Portfolios (the “FF Class B Plan”). Under the FF Class B Plan, FF will pay to FF’s distributor monthly distribution and service fees for the sale and distribution of Class B Shares and for services provided to Class B shareholders equal, on an annual basis, to up to 0.75%, 0.75%, 0.60%, 0.75%, and 0.75% of Class B’s average daily net assets for the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free, and Cash Reserve Portfolios, respectively. The FF distributor can use this fee to make payments, pursuant to written agreements, to financial institutions and intermediaries such as banks, broker-dealers and other institutions for distribution related services.
      FF has adopted a shareholder servicing plan with respect to Class B Shares of the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free and Cash Reserve Portfolios to compensate financial intermediaries for individual shareholder services and account maintenance. For these services, participating financial intermediaries are paid a service fee at an annual rate of up to 0.25% of the average net assets of

Class B Core Equity, Capital Appreciation, and Cash Reserve Portfolios, and up to 0.10% of the average net assets of Class B of the Intermediate Bond and Tennessee Tax-Free Portfolios.
      Class C Shares. There is no front-end sales load imposed on Class C Shares of FF. However, a CDSC of 1% is imposed on redemptions of Class C Shares of the Core Equity and Capital Appreciation Portfolios within the first year after purchase, for the Intermediate Bond Portfolio within the first sixteen months after purchase, and within the first two years after purchase for the Tennessee Tax-Free Portfolio.
      FF has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class C Shares of all of the FF Portfolios (the “FF Class C Plan”). Under the FF Class C Plan, FF will pay to FF’s distributor, monthly distribution and service fees for the sale and distribution of Class C Shares and for services provided to Class C shareholders equal, on an annual basis, to 0.75% Class C’s average daily net assets of the Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios and 0.45% for Class C Shares of the Cash Reserve, U.S. Government and Municipal Money Market Portfolios (The FF Trustees, however, have agreed to limit the 12b-1 fee applicable to the Money Market Portfolios to 0.25% and 0.50% for the Intermediate Bond and Tennessee Tax-Free Portfolios). The FF distributor can use this fee to make payments, pursuant to written agreements, to financial institutions and intermediaries such as banks, broker-dealers and other institutions for distribution-related services.
      FF has adopted a shareholder servicing plan with respect to Class C Shares of the FF Portfolios, except the Cash Reserve, U.S. Government and Municipal Money Market Portfolios, to compensate financial intermediaries for individual shareholder services and account maintenance. For these services, participating financial intermediaries are paid a service fee at an annual rate of up to 0.25% of the average net assets of Class C Shares of the FF Portfolios, except the Cash Reserve, U.S. Government and Municipal Money Market Portfolios. Tennessee Tax-Free shareholder servicing fees for Class C Shares have not currently been authorized by the FF Trustees, although such fees may become effective at a future time.
      Class I Shares. Class I Shares of the FF are offered at net asset value with no front-end or contingent deferred sales charges. Class I Shares are not subject to a distribution plan or shareholder servicing plan.
          Sales Load, Distribution and Shareholder Servicing Arrangements for GST
      Class A Shares. There is a maximum sales charge of 5.50% for Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Structured Small Cap Equity Fund, and a maximum sales charge of 4.50% for Goldman Sachs Core Fixed Income Fund and Goldman Sachs Tennessee Municipal Fund. The sales charge is calculated as a percentage of the offering price for Class A Shares. Sales charges are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels. There is no sales charge on purchases of Class A Shares of a GST Fund of $1,000,000 or more; however, a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase. This CDSC may be waived in certain circumstances.
      Class A Shares of the Goldman Sachs Tennessee Municipal Fund are subject to a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Class A Shares of the Goldman Sachs Tennessee Municipal Fund issued on the closing date of the Reorganization to FF Tennessee Tax-Free Portfolio shareholders in connection with the Reorganization will not be subject to the redemption fee. However, new purchases of Class A Shares of the Goldman Sachs Tennessee Municipal Fund made by former FF shareholders on or after the closing date of the Reorganization will be subject to the redemption fee. For more information, see “Comparison of FF and GST Funds — Shareholder Transactions and Services of the FF and the GST Funds, and — Sales Charges, Reductions of Sales Charges and Sales Charge Exemptions” below.
      GST has adopted a distribution and service plan (the “Goldman Class A Plan”) under which Class A Shares of the GST Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the Goldman Class A Plan, Goldman Sachs is entitled to a monthly fee from each GST Fund for distribution services equal, on an annual basis, to 0.25% of the average daily net assets of a GST Fund attributable to Class A Shares. The distribution fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and may be used (among other things) for: (1) compensation paid to and expenses incurred by authorized dealers, Goldman Sachs and their respective officers, employees and sales representatives; (2) commissions paid to authorized dealers; (3) allocable overhead; (4) telephone and travel expenses; (5) interest and other costs associated with the financing of such compensation and expenses; (6) printing of prospectuses for prospective shareholders; (7) preparation and distribution of sales literature or advertising of any type; and (8) all other expenses incurred in connection with activities primarily intended to result in the sale of Class A Shares. Goldman Sachs may at its discretion use compensation for distribution services paid under the Goldman Class A Plan for personal and account maintenance services so long as such total compensation under such Plan does not exceed the maximum cap on “service fees” imposed by the National Association of Securities Dealers (“NASD”). Personal and account maintenance services include responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the GST Funds.
      Class B Shares. There is no front-end sales load imposed on Class B Shares of the GST Funds; however, a maximum CDSC of 5.00% may be imposed in the event of certain redemptions within six years of purchase. This CDSC may be waived in certain circumstances. For more information, see “Comparison of FF Portfolios and GST Funds — Shareholder Transactions and Services of the FF Portfolios and the GST Funds — Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions” below. Class B Shares of the Goldman Sachs Tennessee Municipal Fund are subject to a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Class B Shares of the Goldman Sachs Tennessee Municipal Fund issued at the closing date of the Reorganization to FF Tennessee Tax-Free Portfolio shareholders in connection with the Reorganization will not be subject to the redemption fee. However, new purchases of Class B Shares of the Goldman Sachs Tennessee Municipal Fund made by former FF shareholders at or after the closing date of the Reorganization will be subject to the redemption fee.
      GST has adopted a distribution and service plan (the “Goldman Class B Plan”) under which Class B Shares of the GST Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the Goldman Class B Plan, Goldman Sachs is entitled to a monthly fee from each GST Fund for distribution services and personal and account maintenance services equal, on an annual basis, to 0.75% and 0.25%, respectively, of a GST Fund attributable to Class B Shares. The distribution fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and may be used (among other things) for: (1) compensation paid to and expenses incurred by authorized dealers, Goldman Sachs and their respective officers, employees and sales representatives; (2) commissions paid to authorized dealers; (3) allocable overhead; (4) telephone and travel expenses; (5) interest and other costs associated with the financing of such compensation and expenses; (6) printing of prospectuses for prospective shareholders; (7) preparation and distribution of sales literature or advertising of any type; and (8) all other expenses incurred in connection with activities primarily intended to result in the sale of Class B Shares. The personal and account maintenance services fees may be used to make payments to Goldman Sachs, authorized dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the GST.
      Institutional Shares. Institutional Shares of the GST Funds are offered at net asset value with no front-end or contingent deferred sales charges. Institutional Shares of the Goldman Sachs Tennessee Municipal Fund are subject to a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Institutional Shares of the Goldman Sachs Tennessee Municipal Fund issued on the closing date of the Reorganization to FF Tennessee Tax-Free Portfolio shareholders in connection with the Reorganization will not be subject to the redemption fee. However, new purchases of Institutional Shares of the Goldman Sachs Tennessee Municipal Fund made by former FF shareholders on or after the closing date of the Reorganization will be subject to the redemption fee.
      FST Administration Shares. FST Administration Shares of Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund are offered at net asset value with no front-end or contingent deferred sales charges.
      GST has approved an administration plan under which service organizations are entitled to receive payments for their services from GST of up to 0.25% (on an annualized basis) of the average daily net assets of the FST

Administration Shares of Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund which are attributable to or held in the name of the service organization for its customers.
      FST Shares. FST Shares of Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund are offered at net asset value with no front-end or contingent deferred sales charges.
      The purchase, redemption, exchange, dividend and other policies and procedures of the FF and their Corresponding GST Funds are generally similar. There are, however, some differences. For more information, see “Comparison of FF and GST Funds — Shareholder Transactions and Services of the FF and the GST Funds” below.
Voting Information
      The FF Trustees are furnishing this Proxy/ Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on                     , 2006, will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of the proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to FF a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see “Voting Information” below.

PRINCIPAL RISK FACTORS
Risks of Investing in the FF Portfolios and the GST Funds
      An investment in a FF Portfolio or its Corresponding GST Fund is subject to specific risks arising from the types of securities in which the FF Portfolio or its Corresponding GST Fund invests and general risks arising from investing in any mutual fund. There is no assurance that a FF Portfolio or a Corresponding GST Fund will meet its investment objective, and investors could lose money by investing in a FF Portfolio or its Corresponding GST Fund. As with all mutual funds, an investment in a FF Portfolio or a Corresponding GST Fund is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board or any other government agency.
      The Core Equity Portfolio, Capital Appreciation Portfolio, Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Structured Small Cap Equity Fund (collectively, the “Stock Funds”) will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Stock Funds hold may rise or decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of an investment in a Stock Fund may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.
      The Intermediate Bond Portfolio, Tennessee Tax-Free Portfolio, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Tennessee Municipal Fund (collectively, the “Bond Funds”) and the Cash Reserve Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Money Market Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund (collectively, the “Money Market Funds”) will be subject to the risks associated with fixed-income securities. To the extent it invests in fixed-income securities, a Stock Fund will also be subject to the risks associated with fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and a FF Portfolio or its Corresponding GST Fund will not recover its investment. Call risk and extension risk are normally present when the borrower has the option to prepay its obligations.
      The principal risks applicable to the FF Portfolios and the GST Funds are described in the table that follows below. More information about certain types of portfolio securities and investment techniques, and their associated risks, is provided in Appendix A to the prospectuses of the GST Funds. You should consider the investment risks discussed in Appendix A and the prospectuses of the GST Funds which are important to your investment choice.

Principal Risk	Funds Subject to Risk

Net Asset Value (“NAV”) Risk — The risk that a money market fund will not be able to maintain a NAV per share of $1.00 at all times. For non-money market funds, the risk that the NAV of the Fund and value of your investment will fluctuate.
All FF Portfolios All GST Funds

Principal Risk	Funds Subject to Risk

Interest Rate Risk — The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. Also, with respect to money market funds, during periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher.
All FF Portfolios All GST Funds

Credit/ Default Risk — The risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its payment obligations. For certain funds, this risk may include the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities.
Intermediate Bond Portfolio, Tennessee Tax-Free Portfolio All GST Funds

Call Risk — The risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.
Core Equity Portfolio, Capital Appreciation Portfolio, Intermediate Bond Portfolio, Cash Reserve Portfolio, U.S. Government Money Market and Municipal Money Market Portfolio

Goldman Sachs Core Fixed Income Fund, Tennessee Municipal Fund, Financial Square Money Market Fund, Financial Square Tax-Free Money Market Fund and Financial Square Government Fund

Extension Risk — The risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and a Fund will also suffer from the inability to invest in higher yielding securities.
Core Equity Portfolio, Capital Appreciation Portfolio, Intermediate Bond Portfolio, Cash Reserve Portfolio, U.S. Government Money Market Portfolio and Municipal Money Market Portfolio

Goldman Sachs Core Fixed Income Fund, Tennessee Municipal Fund, Financial Square Money Market Fund, Financial Square Tax-Free Money Market Fund and Financial Square Government Fund

Principal Risk	Funds Subject to Risk

U.S. Government Securities Risk — The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government Securities purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Intermediate Bond Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio and Cash Reserve Portfolio

Goldman Sachs Core Fixed Income Fund, Tennessee Municipal Fund, Financial Square Money Market Fund and Financial Square Government Fund

Stock Risk — The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.	Core Equity Portfolio and Capital Appreciation Portfolio Goldman Sachs Structured U.S. Equity Fund and Structured Small Cap Equity Fund

Derivatives Risk — The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

The Goldman Sachs Core Fixed Income Fund’s investments in derivative instruments, including financial futures contracts and swaps, can be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the GST Fund’s investments in bonds and other securities.
Core Equity Portfolio, Capital Appreciation Portfolio, Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio

Goldman Sachs Structured U.S. Equity Fund, Structured Small Cap Equity Fund, Core Fixed Income Fund and Tennessee Municipal Fund

Management Risk — The risk that a strategy used by the investment adviser may fail to produce the intended results.	All FF Portfolios All GST Funds

Principal Risk	Funds Subject to Risk

Market Risk — The risk that the market value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
All FF Portfolios All GST Funds

Liquidity Risk — The risk that a Fund will not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed-income securities, small and mid-capitalization stocks, real estate investment trusts and emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Goldman Sachs GST Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in the GST Funds and other funds for which GSAM or an affiliate now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in a GST Fund may further increase liquidity risk and may impact a GST Fund’s NAV.
All FF Portfolios All GST Funds

Tax Risk — The risk that future legislative or administrative changes or court decisions may materially affect the value of a Fund’s portfolio and/or the ability of a Fund to pay tax-exempt dividends. A Fund may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.
Tennessee Tax-Free Portfolio, Cash Reserve Portfolio, US Government Money Market Portfolio and Municipal Money Market Portfolio

Goldman Sachs Tennessee Municipal Fund and Financial Square Tax-Free Money Market Fund

Concentration Risk — The risk that if a Fund invests more than 25% of its total assets in issuers within the same country, state, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.
Goldman Sachs Tennessee Municipal Fund and Financial Square Tax-Free Money Market Fund

Principal Risk	Funds Subject to Risk

Investment Style Risk — Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.
Capital Appreciation Portfolio Goldman Sachs Structured U.S. Equity Fund and Structured Small Cap Equity Fund

Mid Cap and Small Cap Risk  — The securities of small capitalization and mid-capitalization companies involve greater risks then those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-cap and small-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks.
Capital Appreciation Portfolio Goldman Sachs Structured Small Cap Equity Fund

Foreign Risk  — The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
Core Equity Portfolio, Intermediate Bond Portfolio, Capital Appreciation Portfolio, Cash Reserve Portfolio and Municipal Money Market Portfolio

Goldman Sachs Structured U.S. Equity Fund, Structured Small Cap Equity Fund, Core Fixed Income Fund and Financial Square Money Market Fund

Principal Risk	Funds Subject to Risk

Emerging Countries Risk — The securities markets of Asian, Latin, Central and South American, Eastern European, Middle Eastern, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.
Goldman Sachs Core Fixed Income Fund

Sovereign Risk — The risk that the issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. Sovereign Risk includes political, economic and repayment risks. Political risk is the risk associated with the general political and social environment of a country and includes, among other factors, government instability, poor socioeconomic conditions, corruption, lack of law and order, lack of democratic accountability, poor quality of the bureaucracy, internal and external conflict and religious and ethnic tensions. High political risk can impede the economic welfare of a country. Economic risk is the risk associated with the general economic environment of a country and includes, among other things, low quality and growth rate of Gross Domestic Product (“GDP”), high inflation or deflation, high government deficits as a percentage of GDP, weak financial sector, overvalued exchange rate and high current account deficits as a percentage of GDP. Repayment risk is the risk associated with the inability of a country to pay its external debt obligations in the immediate future and includes, among other items, high foreign debt as a percentage of GDP, high foreign debt service as a percentage of exports, low foreign exchange reserves as a percentage of short-term debt or exports and an unsustainable exchange rate structure.
Intermediate Bond Portfolio Goldman Sachs Core Fixed Income Fund

Valuation Risk — The risk that the Fund has valued certain securities at a higher price than it can sell them. This may occur where the security is from a relatively new issuer with little or no previous market history or where, for some other reason, a pricing service does not issue a reliable price for the security. In these cases, a mutual fund’s management is called upon to assign a value to the security.
All FF Portfolios All GST Funds

Inflation Risk — The risk that your investment will not provide enough income to keep pace with inflation.	All FF Portfolios All GST Funds

Principal Risk	Funds Subject to Risk

Non-Hedging Foreign Currency Trading Risk — A Fund may engage, to a greater extent than other Funds, in forward foreign currency transactions for speculative purposes. The Fund’s investment adviser may purchase or sell foreign currencies through the use of forward contracts based on the investment adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the investment adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the investment adviser’s expectations may produce significant losses to the Funds.
Core Equity Portfolio, Capital Appreciation Portfolio, Intermediate Bond Portfolio Goldman Sachs Core Fixed Income Fund

Non-Diversification Risk — A Fund is non-diversified, meaning that it is permitted to invest more of its assets in fewer issuers than “diversified” mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Tennessee Tax-Free Portfolio Goldman Sachs Tennessee Municipal Fund

Tennessee Risk — The Fund intends to invest primarily in Tennessee municipal obligations. The investments of the Fund will, therefore, be affected by political and economic developments within Tennessee and by the financial condition of Tennessee, its public authorities and political sub-divisions. If Tennessee or any of its local government entities are unable to meet their financial obligations, the Fund’s income, net asset value, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected.
Tennessee Tax-Free Portfolios Goldman Sachs Tennessee Municipal Fund

Banking Industry Risk — The risk that if a Fund invests more than 25% of its total assets in bank obligations, an adverse development in the banking industry may affect the value of a Fund’s investments more than if a Fund’s investments were not invested to such a degree in the banking industry. Normally, the Fund intends to invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.
Goldman Sachs Financial Square Money Market Fund

INFORMATION ABOUT THE REORGANIZATION
      Significant features of the Reorganization are summarized below. This summary is qualified in its entirety by reference to the Reorganization Agreement which is attached as Appendix A.
FF Trustees’ Considerations
      The FF Trustees have determined that the Reorganization is in the best interest of the shareholders of each FF Portfolio, and that the interests of the existing shareholders of each FF Portfolio will not be diluted as a result of the Reorganization. The FF Trustees, including all of the Independent FF Trustees, have also considered and approved the terms and conditions of the Reorganization Agreement. The following sets forth in greater detail the steps taken by the FF Trustees in arriving at these conclusions.
      In early 2005, First Tennessee announced to the FF Trustees that it had decided to exit the mutual fund business. The FF Trustees had previously expressed to First Tennessee their concerns about the investment performance of certain FF Portfolios, and had asked First Tennessee to bring additional or different resources to bear in the management of those FF Portfolios. In conjunction with the FF Trustees’ request and while taking steps to address the FF Trustees’ concerns, First Tennessee also considered its long term strategic commitment to the proprietary mutual fund business. First Tennessee told the FF Trustees that a number of factors had contributed to its decision to exit the mutual fund business, including that performance of certain FF Portfolios had lagged, that the First Funds family of funds had remained small and did not seem likely to increase in size without significant efforts and expenditures by First Tennessee, and that ongoing compliance costs had increased as a result of regulatory initiatives. Following this announcement, First Tennessee and the Independent FF Trustees jointly retained an independent financial adviser, Bobroff Consulting, to explore alternatives for the FF complex, including a possible fund restructuring with another fund group.
      After review and evaluation of possible alternatives, Bobroff Consulting recommended that the FF Trustees and First Tennessee consider a fund restructuring with another fund group, and submitted a list containing a number of possible candidates. The FF Trustees instructed that a critical element of any transaction was that fund shareholders not bear direct fees or expenses of any restructuring transaction. At the FF Trustees’ direction after consideration of the possible candidates and a narrowing of the list, requests for merger proposals were solicited from eight mutual fund managers. Seven viable proposals were received. The FF Trustees and First Tennessee weighed the alternatives presented by the proposals. First Tennessee recommended to the FF Trustees that the proposals be narrowed to two, including the proposal from GSAM.
      At a FF Trustees meeting held on August 16, 2005, GSAM and the other finalist made presentations to First Tennessee and the FF Trustees regarding their asset management and investment products distribution businesses. Each finalist also presented preliminary materials on proposed fund reorganizations and expense structures. Following the presentations, after discussion, First Tennessee recommended the GSAM restructuring proposal to the FF Trustees.
      While noting that the proposed expense ratios of certain classes of certain GST Funds were higher than those proposed by the other finalist, the FF Trustees agreed that the GSAM proposal was more complete because it included all of the FF Portfolios and was, on balance, a better overall fit for the FF Portfolios; the FF Trustees instructed First Tennessee and fund counsel to begin negotiating the proposed Reorganization and Reorganization Agreement with GSAM.
      As part of their evaluation and negotiation of the GSAM proposal, the Independent FF Trustees asked Bobroff Consulting to assist them in evaluating the overall capabilities of GSAM as an investment adviser and Goldman Sachs as distributor for the FF. The financial adviser also was asked to evaluate the proposed Reorganization, including, where applicable, the appropriateness of the proposed reorganization candidates, the quality of the investment performance records, the compatibility of investment styles, the level of expenses after giving effect to the proposed reorganizations, and the impact of the reorganizations on FF tax attributes such as capital loss carryforwards. The financial adviser was also asked to prepare a written report for the FF Trustees regarding the results of its review.

      The FF Trustees also requested that FF counsel conduct certain reviews of the GST Funds, GSAM and each Goldman Sachs entity that provides services to the GST Funds. With respect to the GST Funds, the review included, among other things, (a) organizational documents, (b) certain documents filed with the Securities and Exchange Commission, (c) certain service provider contracts, (d) certain materials concerning legal proceedings and regulatory matters, (e) certain materials concerning insurance and (f) certain materials concerning compliance matters. With respect to GSAM and its affiliates, the review included, among other things, (a) certain organizational materials, (b) certain materials concerning legal proceedings and regulatory matters, (c) various aspects of investment management compliance, (d) various aspects of risk management processes and procedures, (e) various aspects of brokerage and trading practices, (f) certain materials concerning insurance and (g) certain financial statements.
      At a FF Trustees meeting held October 19, 2005, the FF Trustees received progress reports from counsel to the FF and the FF Trustees’ independent financial adviser on the status of the negotiations about the Reorganization and the reviews being performed.
      At a FF Trustees meeting held October 25, 2005, the FF Trustees met again with representatives of GSAM. The FF Trustees’ financial adviser also attended this meeting. In advance of the meeting, materials were provided to the FF Trustees by GSAM, counsel to FF, the FF Trustees’ independent financial adviser and independent legal counsel. These materials included information on the investment objectives and the strategies of the GST Funds and comparative operating expense ratios and performance information.
      At the October 25, 2005 meeting, representatives of GSAM presented materials on the structure, personnel and capabilities of GSAM. The portfolio managers of the Corresponding GST Funds also made presentations to the FF Trustees. In addition, the Chief Compliance Officer of the GST Funds provided an overview of the GST Funds’ compliance program and GSAM’s compliance department and risk management framework.
      During the meeting, FF counsel delivered an interim report to the FF Trustees summarizing the results of its on-going review. The Independent Trustees’ financial adviser also delivered a report to the FF Trustees detailing the adviser’s work, findings and conclusions. The financial adviser’s report included, among other things, fee and expense comparisons and a review of investment performance records and the compatibility of investment styles.
      During the meeting, the FF Trustees, with the advice and assistance of counsel, reviewed and considered, among other things:

i.	the reputation, financial strength and capabilities of Goldman Sachs and GSAM;

ii.	that GSAM and the GST Funds offer, in a single fund family, funds reasonably compared to the FF Portfolios, with comparable shareholder services;

iii.	GSAM’s experience with and capabilities regarding bank-sponsored mutual funds, including fund reorganizations;

iv.	the investment objectives and policies of the GST Funds and their relative compatibility with those of the FF Portfolios, and in this regard it was noted:

a)	the Goldman Sachs Structured Small Cap Equity Fund is managed using a “blend” style (meaning a blend of growth and value styles), while the Capital Appreciation Portfolio is managed using a “growth” style;

b)	the Goldman Sachs Core Fixed Income Fund generally has a longer duration and a longer average weighted maturity than does the Intermediate Bond Portfolio; and

c)	the Goldman Sachs Tennessee Municipal Fund will be permitted to have a longer duration and a lower average credit quality than the Tennessee Tax-Free Portfolio.

v.	the historical investment performance records of the GST Funds and the FF Portfolios, relative to each other, along with portfolio turnover, and in this regard it was noted that the Goldman Sachs Core Fixed Income Fund has a higher portfolio turnover rate than does the FF Intermediate Bond Portfolio, due in part to the use of certain investments such as futures;

vi.	the investment advisory and total expenses payable and paid by the GST Funds, as compared with those of the FF Portfolios, and in this regard it was noted that:

a)	the GST Funds’ contractual advisory fees before waivers were lower than those of the FF Portfolios (before the May, 2005 special fee waivers), except for the FF Capital Appreciation Portfolio and the FF money market funds;

b)	the GST Funds’ total expenses were lower, both before and after waivers;

c)	holders of FF Class C shares and Intermediate Bond Portfolio and money market fund Class B shares will benefit from further total expense reductions by virtue of receiving GST Fund Class A shares in the Reorganization;

d)	after giving effect to the Reorganizations for the Core Equity and Intermediate Bond Portfolios, the GST Funds are expected to achieve further breakpoints in their advisory fee schedules; and

e)	GSAM and Goldman Sachs have agreed that for a period of two years following the closing of the Reorganizations to use their reasonable best efforts to ensure that the total expenses of the GST Funds do not exceed the expenses of the FF Portfolios before giving effect to the May, 2005 special fee waivers;

vii.	the compliance organization of GSAM and the GST Funds;

viii.	the qualifications and experience of the investment personnel who would be managing the GST Funds;

ix.	Goldman Sachs’ distribution capabilities and the prospects for future growth of the GST Funds;

x.	the viability of the FF Portfolios absent approval of the proposed Reorganization, and alternatives to the Reorganization including restructuring with different funds and liquidating the FF Portfolios;

xi.	the terms of the proposed Reorganization, including the anticipated tax-free nature of the transaction for the FF Portfolios and their shareholders, and that the transactions are not contingent on each other and may proceed separately;

xii.	that the FF Portfolios would not bear any of the expenses of the proposed Reorganization; and

xiii.	that First Tennessee was not receiving any monetary compensation in connection with the proposed Reorganization (certain expenses of the Reorganization, however, were being borne by GSAM).
      At a FF Trustees meeting held on December 12, 2005, the FF Trustees received final written reports from FF counsel. As noted above, at that time the FF Trustees, including all of the Independent FF Trustees, determined that the Reorganization was in the best interest of the shareholders of each FF Portfolio, and that the interests of the existing shareholders of each FF Portfolio would not be diluted as a result of the Reorganization. The FF Trustees, including all of the Independent FF Trustees also considered and approved the terms and conditions of the Reorganization Agreement.
      First Tennessee and GSAM have agreed to use their best efforts to assure compliance with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser corporate trustee functioning as an investment adviser or any affiliated persons thereof to receive any amount or benefit in connection with a sale of securities of, or a sale of any other interest in, such investment adviser or corporate trustee which results in an assignment of an investment advisory contract with an investment company or a change of control of or identity of such corporate trustee as long as two conditions are met. First, no “unfair burden” may be imposed on the investment company as a result of the transaction, or any express or implied terms, conditions or understandings applicable thereto. As defined in the 1940 Act, the term “unfair burden” includes any arrangement during the two-year period after the date on which such transaction occurs whereby the investment adviser (or predecessor or successor adviser), corporate trustee or any interested person of any such adviser or corporate trustee, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter of the investment company). The FF Trustees were advised that First Tennessee and GSAM were not aware of any circumstances relating to the Reorganization that might result in the imposition of an “unfair burden” on any FF Portfolio. Second, during the three-year period immediately following the change of control, at least 75% of an investment company’s board of directors must not be “interested persons” of the investment adviser or the predecessor investment adviser within the meaning of the 1940 Act. The GST Board of Trustees currently satisfies and intends to continue to satisfy this condition.
The Reorganization Agreement
      The following summary of the Reorganization Agreement is qualified in its entirety by reference to the Reorganization Agreement attached to this Proxy/ Prospectus as Appendix A.
      The Reorganization Agreement provides that with respect to each FF Portfolio: (1) all of the FF Portfolio’s assets will be acquired, and all of the liabilities of the FF Portfolio will be assumed, by its Corresponding GST Fund in exchange for Class A Shares, Class B Shares (other than the Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio) and Institutional Shares (or FST Administration Shares and FST Shares in the case of the Goldman Sachs Financial Square Money Market, Financial Square Government and Financial Square Tax-Free Money Market Funds), (2) Class A Shares, Class B Shares, and Institutional Shares (or FST Administration Shares and FST Shares in the case of the Goldman Sachs Financial Square Money Market, Financial Square Government and Financial Square Tax-Free Money Market Funds) of the Corresponding GST Fund received will be distributed to the shareholders of the FF Portfolio, and (3) the FF Portfolio will liquidate.
      Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur upon at the opening of business on March      , 2006 or on a later date as the parties may agree (the “Effective Time of the Reorganization”).
      With respect to the Reorganization, each shareholder of a FF Portfolio will receive the number of full and fractional (to the third decimal place) Class A Shares (in the case of FF Class A, Class C shareholders and Class B shareholders of the Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio), Class B Shares (in the case of FF Class B shareholders other than shareholders of the Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio) or Institutional Shares (or FST Administration Shares and FST Shares in the case of the Goldman Sachs Financial Square Money Market, Financial Square Government and Financial Square Tax-Free Money Market Funds) of its Corresponding GST Fund equal in value to the value of the Class A Shares, Class B Shares, Class C Shares and Class I Shares (or Class C Shares and Class I Shares in the case of the Cash Reserve, U.S. Government Money Market and Municipal Money Market Portfolios, respectively,) held as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) at the Effective Time of the Reorganization. Immediately upon receipt of GST Fund shares, the FF Portfolio will liquidate and distribute pro-rata to its shareholders of record as of the Effective Time of the Reorganization the shares of the Corresponding GST Fund received by the FF Portfolio in the Reorganization. The transactions described above are summarized in the following table.

FF Portfolios	GST Funds

Core Equity Portfolio Class A Shares Class B Shares Class C Shares Class I Shares	Goldman Sachs Structured U.S. Equity Fund Class A Shares Class B Shares Class A Shares Institutional Shares

FF Portfolios	GST Funds

Capital Appreciation Portfolio Class A Shares Class B Shares Class C Shares Class I Shares	Goldman Sachs Structured Small Cap Equity Fund Class A Shares Class B Shares Class A Shares Institutional Shares
Intermediate Bond Portfolio Class A Shares Class B Shares Class C Shares Class I Shares	Goldman Sachs Core Fixed Income Fund Class A Shares Class A Shares Class A Shares Institutional Shares
Tennessee Tax-Free Portfolio Class A Shares Class B Shares Class C Shares Class I Shares	Goldman Sachs Tennessee Municipal Fund Class A Shares Class A Shares Class A Shares Institutional Shares
Cash Reserve Portfolio Class C Shares Class I Shares	Goldman Sachs Financial Square Money Market Fund FST Administration Shares FST Shares
U.S. Government Money Market Portfolio Class C Shares Class I Shares	Goldman Sachs Financial Square Government Fund FST Administration Shares FST Shares
Municipal Money Market Portfolio Class C Shares Class I Shares	Goldman Sachs Financial Square Tax-Free Money Market Fund FST Administration Shares FST Shares
      The liquidation and distribution of a FF Portfolio’s shares will be accomplished by the transfer of the Corresponding GST Fund’s shares then credited to the account of the FF Portfolio on the books of the Corresponding GST Fund to open accounts on the share records of the Corresponding GST Fund in the names of the shareholders of the FF Portfolio. The aggregate net asset values of the Class A Shares, Class B Shares and Institutional Shares (or FST Administration Shares and FST Shares in the case of the Goldman Sachs Financial Square Money Market, Financial Square Government Fund and Financial Square Tax-Free Money Market Funds) of the Corresponding GST Fund to be credited to the shareholders of the FF Portfolio will be equal to the aggregate net asset values of the Class A Shares, Class B Shares, Class C Shares and Class I Shares (or Class C Shares and Class I Shares in the case of the Cash Reserve, U.S. Government Money Market and Municipal Money Market Portfolios) respectively, of the FF Portfolio owned by such shareholders at the close of business on the business day immediately preceding the Effective Time of the Reorganization. All issued and outstanding shares of each FF Portfolio will simultaneously be canceled on the books of such FF Portfolio.
      After such distribution of GST Fund shares, FF will take all necessary steps under its Declaration of Trust and By-laws and the laws of the Commonwealth of Massachusetts, to effect a complete termination of FF.
      Under the Reorganization Agreement, FF and GST will not bear any fees, expenses or explicit brokerage commissions in connection with the transactions contemplated by the Reorganization Agreement. All of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement will be paid by First Tennessee or GSAM (or an affiliate).
      The Reorganization Agreement provides that GSAM shall maintain corporate officers and directors liability insurance coverage for each of the Independent FF Trustees and FF officers and one non-Independent Trustee for a period of six years after the Effective Time of the Reorganization at the same levels (i.e., the same coverage amounts and deductibles) as FF maintains for its trustees. In addition, GST, on behalf of each GST Fund, will assume all obligations of each FF Portfolio to indemnify certain trustees against all liabilities and expenses to the extent provided by FF’s indemnification agreements, declaration of trust and by-laws.
      The Reorganization Agreement contains a number of representations and warranties made by FF to GST related to, among other things, its legal status, compliance with laws and regulations and financial position (section 4.1) and similar representations and warranties made by GST to FF (section 4.2). The Reorganization Agreement contains a number of conditions precedent that must occur before either FF or GST are obligated to proceed with the reorganization of a particular FF Portfolio (sections 6.1, 6.2 and 6.3). These include, among others, that: (1) the shareholders of the FF Portfolio approve the reorganization of their FF Portfolio; (2) FF receive from GST’s legal counsel and GST receive from FF’s legal counsel, certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with laws and regulations (including an opinion from GST’s counsel that the shares issued in the Reorganization will be validly issued, fully paid and non-assessable); (3) both FF and GST receive from FF’s counsel the tax opinion discussed below under “Federal Income Tax Consequences;” and (4) the receipt of certain certificates from FF and GST officers concerning the continuing accuracy of representations and warranties in the Reorganization Agreement.
      The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the Effective Time of the Reorganization by: (1) the mutual written consent of FF and the GST; (2) FF following any material breach by GST of any of its representations, warranties or covenants contained in the Reorganization Agreement, if GST does not cure such breach within 10 business days or if any of the conditions precedent specified in the Reorganization Agreement have not occurred; (3) GST following any material breach by FF of any of its representations, warranties or covenants contained in the Reorganization Agreement, if FF does not cure such breach within 10 business days or if any of the conditions precedent specified in the Reorganization Agreement have not occurred; (4) either FF or GST if the closing does not occur by June 30, 2006; or (5) either GST or FF following a determination that the consummation of the Reorganization is not in the best interest of its shareholders by the terminating party’s Board.
      Approval of the reorganization of a particular FF Portfolio requires the approval of the holders of the lesser of (1) more than 50% of the outstanding shares of the relevant FF Portfolio or (2) 67% or more of the shares of the relevant FF Portfolio present at the Special Meeting if more than 50% of the outstanding shares of the relevant FF Portfolio are represented at the Special Meeting in person or by proxy. See the section of this Proxy/ Prospectus entitled “Voting Information” for more information.
      The Reorganization Agreement provides that the failure of any FF Portfolio to consummate the transactions contemplated in the Reorganization Agreement will not affect the consummation of the validity of the Reorganization with respect to any other FF Portfolio.
      The Reorganization Agreement also provides that in order to facilitate the transfer of the assets of the FF Portfolios at the Effective Time of the Reorganization, GSAM may request that First Tennessee limit or cease portfolio trading on behalf of a FF Portfolio for a period of up to three days prior to the Effective Time of the Reorganization. First Tennessee further has agreed that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of each FF Portfolio and consistent with fulfilling its fiduciary obligations as an investment adviser.
      Once the Reorganization is completed, FF will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act and thereafter terminated as a business trust under Massachusetts law.
      Although each FF Portfolio has a similar investment objective and principal strategies to its Corresponding GST Fund, some of a FF Portfolio’s holdings may not be permissible portfolio holdings of its Corresponding

GST Fund. Therefore, some portion of a FF Portfolio’s securities holdings may be sold prior to or immediately following the Reorganization. In addition, for certain FF Portfolios, GSAM anticipates that a portion of such FF Portfolio may be sold shortly prior to or after the Reorganization. To the extent that a FF Portfolio’s securities holdings are sold prior to the Reorganization; the proceeds of such sales will be held in temporary investments or reinvested in assets that the Corresponding GST Fund may hold. The possible need for a FF Portfolio to dispose of certain portfolio investments prior to the Reorganization could result in selling such investments at a disadvantageous time. The sale of securities either prior to the Reorganization or shortly thereafter could result in the FF Portfolio or its Corresponding GST Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. In this event, GSAM will pay the explicit brokerage commissions resulting from portfolio transactions executed on behalf of the FF Portfolios in preparation for the Reorganization.
      If the Reorganization is approved, FF Portfolio shareholders who do not wish to have their FF shares exchanged for shares of a Corresponding GST Fund as part of the Reorganization may redeem their shares prior to the consummation of the Reorganization. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the Reorganization and your shares are subject to a contingent deferred sales load, your redemption proceeds will be reduced by any applicable sales load.
Description of the Securities to be Issued
      Shareholders of each FF Portfolio as of the Effective Time of the Reorganization will receive full and/or fractional Class A Shares, Class B Shares and Institutional Shares (or FST Administration Shares and FST Shares in the case of the Goldman Sachs Financial Square Money Market, Financial Square Government and Financial Square Tax-Free Money Market Funds) of the respective Corresponding GST Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. The GST Fund shares to be issued in connection with the Reorganization will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights. The rights of shareholders of FF and GST are comparable. For more information see “Comparison of FF Portfolios and GST Funds — Comparison of FF’s and GST’s Charter Documents and — Shareholder Transactions and Services of the FF Portfolios and GST Funds.”
Federal Income Tax Consequences
      The exchange of each FF Portfolio’s assets for the Corresponding GST Fund shares and the assumption of the liabilities of each FF Portfolio pursuant to the Reorganization Agreement is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, FF and GST will receive the opinion of Baker, Donelson, Bearman, Caldwell & Berkowitz, PC, counsel to FF, to the effect that on the basis of the existing provisions of the Code, Treasury regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations, with respect to the Reorganization, for federal income tax purposes:

(1)	the Reorganization will constitute seven “reorganizations” within the meaning of Section 368(a) of the Code, and each GST Fund and FF Portfolio will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)	each FF Portfolio will recognize no gain or loss (a) upon the transfer of its assets to the Corresponding GST Fund in exchange for GST Fund shares and the assumption of the liabilities of the FF Portfolio, and (b) upon the distribution of those shares to the shareholders of the FF Portfolio;

(3)	each GST Fund will recognize no gain or loss upon the receipt of the assets of the Corresponding FF Portfolio in exchange for shares of such GST Fund and the assumption of the liabilities of such FF Portfolio;

(4)	the tax basis in the hands of each GST Fund of each asset of the Corresponding FF Portfolio transferred to such GST Fund in the Reorganization will be the same as the basis of that asset in the hands of such FF Portfolio immediately before the transfer;

(5)	the holding period of each asset of each FF Portfolio in the hands of the Corresponding GST Fund will include the period during which that asset was held by such FF Portfolio;

(6)	the shareholders of each FF Portfolio will recognize no gain or loss upon their receipt of shares of the Corresponding GST Fund;

(7)	the aggregate tax basis of the GST Fund shares received by each shareholder of the Corresponding FF Portfolio will equal the aggregate tax basis of the FF Portfolio shares surrendered in exchange therefor;

(8)	the holding periods of the GST Fund shares received by each FF Portfolio shareholder will include the holding periods of the FF Portfolio shares surrendered in exchange therefor, provided that the FF Portfolio shares are held by that shareholder as capital assets on the date of the exchange; and

(9)	each GST Fund will succeed to and take into account the tax attributes of the Corresponding FF Portfolio described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.
      Shares held for the purpose of investment are generally considered to be capital assets.
      Neither FF nor GST has sought a tax ruling from the Internal Revenue Service (“IRS”). The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position.
      Immediately before the Reorganization, each FF Portfolio (except the Tennessee Tax-Free Portfolio) will pay a dividend or dividends that, together with all previous dividends, will have the effect of distributing to its shareholders all of its investment company taxable income for taxable income years ending at or before the Effective Time of the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, recognized in taxable years ending at or before the Effective Time of the Reorganization. Any such dividends will generally be included in the taxable income of a FF Portfolio’s shareholders.
      As a result of the Reorganization, each GST Fund will succeed to the tax attributes of the Corresponding FF Portfolio, except that the amount of capital loss carryforwards of a FF Portfolio that the Corresponding GST Fund may use to offset capital gains recognized after the Reorganization will be subject to an annual limitation under Sections 382 and 383 of the Code. In general, the limitation for each taxable year will equal the sum of (1) the product of the net asset value of the FF Portfolio as of the Effective Time of the Reorganization multiplied by that month’s “long-term tax-exempt rate” (which is a market-based rate published by the IRS each month) plus (2) the amount of any unrealized built-in gains of the FF Portfolio as of the Effective Time of the Reorganization that the GST Fund recognizes within the first five taxable years ending after the Effective Time of the Reorganization (as long as the amount of unrealized built-in gains is greater than the lesser of (i) 15% of the net asset value of the FF Portfolio or (ii) $10,000,000 as of the Effective Time). (The annual limitation will be proportionately reduced for the post-Effective Time of the Reorganization portion of the GST Fund’s current taxable year after the Effective Time of the Reorganization and for any subsequent short taxable year.)
      Certain GST Funds anticipate selling portions of the portfolio holdings received from FF Portfolios after the Reorganization. The sale of these securities after the Reorganization will result in those GST Funds recognizing gains and/or losses that they would not otherwise have realized were it not for the Reorganization. If the net effect of these additional gains and/or losses is an increase in a GST Fund’s net short-term or long-term capital gain for the current calendar year and/or fiscal year, the amount of the Fund’s taxable distributions to shareholders may likely be increased.
      Shareholders should consult their own tax advisers concerning the potential tax consequences of each Reorganization to them, including foreign, state and local tax consequences.

Capitalization
      The following tables show the capitalization of each FF Portfolio and its Corresponding GST Fund as of August 31, 2005 with respect to the Stock Funds, October 31, 2005 with respect to the Bond Funds and June 30, 2005 with respect to the Money Market Funds, and the capitalization of such GST Fund on a pro-forma basis as of that date after giving effect to the Reorganization. The following are examples of the number of Class A Shares, Class B Shares and Institutional Shares (or FST Administration Shares and FST Shares in the case of the Goldman Sachs Financial Square Money Market, Financial Square Government and Financial Square Tax-Free Money Market Funds (collectively, “GST Money Market Funds”)) of a GST Fund that would be exchanged for the shares of its Corresponding FF Portfolio if the Reorganization shown had been consummated on August 31, 2005 with respect to the Stock Funds, October 31, 2005 with respect to the Bond Funds and June 30, 2005 with respect to the Money Market Funds, and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization occurs. Amounts in the tables are in thousands, except for net asset value per share. The Goldman Sachs Tennessee Municipal Fund is a new investment portfolio with no assets and liabilities that will commence operations upon completion of the Reorganization.
Core Equity Portfolio and Goldman Sachs Structured U.S. Equity Fund

		Goldman Sachs
	CORE Equity	Structured	Pro Forma	Combined Fund
	Portfolio	U.S. Equity Fund*	Adjustments	Pro Forma

Net Assets:	$50,566 (Class A Shares)	$477,204 (Class A Shares)	$40,664	$568,434 (Class A Shares)
	$10,789 (Class B Shares)	$108,596 (Class B Shares)	$0	$119,385 (Class B Shares)
	$40,664 (Class C Shares)		$(40,664)
	$289,506 (Class I Shares)	$269,545 (Institutional Shares)	$0	$559,051 (Institutional Shares)

Net Asset Value Per Share:	$17.74 (Class A Shares)	$29.13 (Class A Shares)		$29.13 (Class A Shares)
	$17.00 (Class B Shares)	$27.52 (Class B Shares)		$27.52 (Class B Shares)
	$16.77 (Class C Shares)
	$17.81 (Class I Shares)	$29.72 (Institutional Shares)		$29.72 (Institutional Shares)

Shares Outstanding:	2,850 (Class A Shares)	16,382 (Class A Shares)	282	19,514 (Class A Shares)
	635 (Class B Shares)	3,946 (Class B Shares)	(243)	4,338 (Class B Shares)
	2,424 (Class C Shares)		(2,424)
	16,256 (Class I Shares)	9,071 (Institutional Shares)	(6,515)	18,812 (Institutional Shares)

*	The Goldman Sachs Structured U.S. Equity Fund will be the accounting survivor for financial statement purposes.

Capital Appreciation Portfolio and Goldman Sachs Structured Small Cap Equity Fund

	Capital	Goldman Sachs
	Appreciation	Structured Small Cap	Pro Forma	Combined Fund
	Portfolio	Equity Fund*	Adjustments	Pro Forma

Net Assets:	$9,640 (Class A Shares)	$154,877 (Class A Shares)	$645	$165,162 (Class A Shares)
	$1,270 (Class B Shares)	$19,555 (Class B Shares)	$0	$20,825 (Class B Shares)
	$645 (Class C Shares)		$(645)
	$116,462 (Class I Shares)	$328,912 (Institutional Shares)	$0	$445,374 (Institutional Shares)

Net Asset Value Per Share:	$11.78 (Class A Shares)	$14.55 (Class A Shares)		$14.55 (Class A Shares)
	$11.47 (Class B Shares)	$13.60 (Class B Shares)		$13.60 (Class B Shares)
	$10.99 (Class C Shares)
	$12.13 (Class I Shares)	$14.95 (Institutional Shares)		$14.95 (Institutional Shares)

Shares Outstanding:	818 (Class A Shares)	10,646 (Class A Shares)	(111)	11,353 (Class A Shares)
	111 (Class B Shares)	1,438 (Class B Shares)	(17)	1,532 (Class B Shares)
	59 (Class C Shares)		(59)
	9,598 (Class I Shares)	21,997 (Institutional Shares)	(1,808)	29,787 (Institutional Shares)

*	The Goldman Sachs Structured Small Cap Equity Fund will be the accounting survivor for financial statement purposes.

Intermediate Bond Portfolio and Goldman Sachs Core Fixed Income Fund

		Goldman Sachs
	Intermediate	Core Fixed	Pro Forma	Combined Fund
	Bond Portfolio	Income Fund*	Adjustments	Pro Forma

Net Assets:	$20,374 (Class A Shares)	$658,114 (Class A Shares)	$2,281	$680,769 (Class A Shares)
	$355 (Class B Shares)		$(355)
	$1,926 (Class C Shares)		$(1,926)
	$299,922 (Class I Shares)	$1,098,280 (Institutional Shares)	$0	$1,398,202 (Institutional Shares)

Net Asset Value Per Share:	$9.99 (Class A Shares)	$9.87 (Class A Shares)		$9.87 (Class A Shares)
	$10.00 (Class B Shares)
	$10.01 (Class C Shares)
	$10.00 (Class I Shares)	$9.90 (Institutional Shares)		$9.90 (Institutional Shares)

Shares Outstanding:	2,039 (Class A Shares)	66,688 (Class A Shares)	257	68,984 (Class A Shares)
	35 (Class B Shares)		(35)
	192 (Class C Shares)		(192)
	29,990 (Class I Shares)	110,898 (Institutional Shares)	305	141,193 (Institutional Shares)

*	The Goldman Sachs Core Fixed Income Fund will be the accounting survivor for financial statement purposes.

Tennessee Tax-Free Portfolio and Goldman Sachs Tennessee Municipal Fund

		Goldman Sachs
	Tennessee Tax-Free	Tennessee Municipal	Pro Forma	Combined Fund
	Portfolio*	Fund**	Adjustments	Pro Forma

Net Assets:	$8,204 (Class A Shares)	$0 (Class A Shares)	$7,360	$15,564 (Class A Shares)
	$2,820 (Class B Shares)		$(2,820)
	$4,540 (Class C Shares)		$(4,540)
	$95,619 (Class I Shares)	$0 (Institutional Shares)	$0	$95,619 (Institutional Shares)

Net Asset Value Per Share:	$10.13 (Class A Shares)	$0.00 (Class A Shares)		$10.13 (Class A Shares)
	$10.11 (Class B Shares)
	$10.11 (Class C Shares)
	$10.10 (Class I Shares)	$0.00 (Institutional Shares)		$10.10 (Institutional Shares)

Shares Outstanding:	810 (Class A Shares)	0 (Class A Shares)	726	1,536 (Class A Shares)
	279 (Class B Shares)		(279)
	449 (Class C Shares)		(449)
	9,463 (Class I Shares)	0 (Institutional Shares)	4	9,467 (Institutional Shares)

*	The Tennessee Tax-Free Portfolio will be the accounting survivor for financial statement purposes.

**	The Goldman Sachs Tennessee Municipal Fund is new and has not commenced operations as of the date of this Proxy/ Prospectus.

Cash Reserve Portfolio and Goldman Sachs Financial Square Money Market Fund

		Goldman Sachs
		Financial Square	Pro Forma
	Cash Reserve	Money Market		Combined Fund
	Portfolio	Fund*	Adjustments	Pro Forma

Net Assets:	$196,422	$623,053	$0	$819,475
	(Class C Shares)	(FST Administration Shares)		(FST Administration Shares)
	$32,457	$10,759,290	$0	$10,791,747
	(Class I Shares)	(FST Shares)		(FST Shares)
Net Asset Value Per Share:	$1.00	$1.00		$1.00
	(Class C Shares)	(FST Administration Shares)		(FST Administration Shares)
	$1.00	$1.00		$1.00
	(Class I Shares)	(FST Shares)		(FST Shares)
Shares Outstanding:	196,431	623,053	(9)	819,475
	(Class C Shares)	(FST Administration Shares)		(FST Administration Shares)
	32,458	10,759,290	(1)	10,791,747
	(Class I Shares)	(FST Shares)		(FST Shares)

*	The Goldman Sachs Financial Square Money Market Fund will be the accounting survivor for financial statement purposes.
U.S. Government Portfolio and Goldman Sachs Financial Square Government Fund

	U.S.	Goldman Sachs
	Government	Financial Square
	Money Market	Government	Pro Forma	Combined Fund
	Portfolio	Fund*	Adjustments	Pro Forma

Net Assets:	$7,142	$859,915	$0	$867,057
	(Class C Shares)	(FST Administration Shares)		(FST Administration Shares)
	$128,892	$1,808,139	$0	$1,937,031
	(Class I Shares)	(FST Shares)		(FST Shares)
Net Asset Value Per Share:	$1.00	$1.00		$1.00
	(Class C Shares)	(FST Administration Shares)		(FST Administration Shares)
	$1.00	$1.00		$1.00
	(Class I Shares)	(FST Shares)		(FST Shares)
Shares Outstanding:	7,142	859,915	—	867,057
	(Class C Shares)	(FST Administration Shares)		(FST Administration Shares)
	128,904	1,808,139	(12)	1,937,031
	(Class I Shares)	(FST Shares)		(FST Shares)

*	The Goldman Sachs Financial Square Government Fund will be the accounting survivor for financial statement purposes.

Municipal Money Market Portfolio and Goldman Sachs Financial Square Tax-Free Money Market Fund

		Goldman Sachs
	Municipal	Financial Square
	Money Market	Tax-Free Money	Pro Forma	Combined Fund
	Portfolio	Market Fund*	Adjustments	Pro Forma

Net Assets:	$25,927	$342,855	$0	$368,782
	(Class C Shares)	(FST Administration Shares)		(FST Administration Shares)
	$49,356	$7,143,394	$0	$7,192,750
	(Class I Shares)	(FST Shares)		(FST Shares)
Net Asset Value Per Share:	$1.00	$1.00		$1.00
	(Class C Shares)	(FST Administration Shares)		(FST Administration Shares)
	$1.00	$1.00		$1.00
	(Class I Shares)	(FST Shares)		(FST Shares)
Shares Outstanding:	25,928	342,864	(10)	368,782
	(Class C Shares)	(FST Administration Shares)		(FST Administration Shares)
	49,364	7,143,574	(188)	7,192,750
	(Class I Shares)	(FST Shares)		(FST Shares)

*	The Goldman Sachs Financial Square Tax-Free Money Market Fund will be the accounting survivor for financial statement purposes.

COMPARISON OF FF PORTFOLIOS AND GST FUNDS
Investment Objectives and Principal Investment Strategies
      This section briefly compares and contrasts the investment objectives and principal investment strategies of each FF Portfolio with those of its Corresponding GST Fund. More complete information may be found in the respective prospectuses for the FF Portfolios and the GST Funds.
Core Equity Portfolio and Goldman Sachs Structured U.S. Equity Fund
Investment Objectives:

(a)	Core Equity Portfolio: To achieve maximum total return through capital appreciation by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.

(b)	Goldman Sachs Structured U.S. Equity Fund: Seeks long-term growth of capital and dividend income. The GST Fund seeks this objective through a broadly diversified portfolio of large-cap and blue-chip equity investments representing all major sectors of the U.S. economy.
      Principal Investment Strategies: Core Equity Portfolio: Under normal market conditions, First Tennessee and Highland currently intend to invest at least 80% of the FF Portfolio’s assets in common stock and American Depositary Receipts of international companies that are traded on major domestic securities exchanges (New York Stock Exchange, American Stock Exchange and NASDAQ). The FF Portfolio may also invest in convertible preferred stock, bonds, and debentures that are convertible into common stock.
      The Goldman Sachs Structured U.S. Equity Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in such equity investments.
      The GST Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the GST Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500® Index. The GST Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields. The GST Fund is not required to limit its investments to securities in the S&P 500® Index.
      The GST Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.
Capital Appreciation Portfolio and Goldman Sachs Structured Small Cap Equity Fund
Investment Objectives:

(a)	Capital Appreciation Portfolio: Seeks long-term capital appreciation by investing at least 65% of its total assets in equity securities of smaller-capitalization companies.

(b)	Goldman Sachs Structured Small Cap Equity Fund: Seeks long-term growth of capital. The GST Fund seeks this objective through a broadly diversified portfolio of equity investments in U.S. issuers.
      Principal Investment Strategies: Capital Appreciation Portfolio: Under normal market conditions, DMC currently intends to invest at least 80% of the FF Portfolio’s total assets in equity securities of companies with market capitalizations generally between $200 million and $2 billion at the time of the purchase, with the average market capitalization of the FF Portfolio not to exceed $1.5 billion. The FF Portfolio also may invest in preferred stock, bonds and debentures convertible into common stock of U.S.-based companies of all sizes, industries, and geographical markets. The FF Portfolio may also invest in securities of foreign issuers.
      The Goldman Sachs Structured Small Cap Equity Fund invests, under normal circumstances, at least 80% of its Net Assets in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the GST Fund will invest at least 95% of its Net Assets in such equity investments. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalizations of companies constituting the Russell 2000® Index at the time of investment. The GST Fund is not required to limit its investments to securities in the Russell 2000® Index. In addition, if the market capitalization of a company held by the GST Fund moves outside this range, the GST Fund may, but is not required to, sell the securities. The capitalization range of the Russell 2000® Index is currently between $31 million and $4 billion.
      The GST Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the GST Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 2000® Index. The GST Fund seeks a portfolio consisting of companies with small market capitalizations, strong expected earnings growth and momentum, and better valuation and risk characteristics than the Russell 2000® Index.
      The GST Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.
Intermediate Bond Portfolio and Goldman Sachs Core Fixed Income Fund
Investment Objectives:

(a)	Intermediate Bond Portfolio: Seeks current income consistent with the preservation of capital by investing at least 80% of its net assets, plus any borrowings for investment purposes, in bonds.

(b)	Goldman Sachs Core Fixed Income Fund: Seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

Duration* (under normal interest rate conditions):	Target = Lehman Brothers Aggregate Bond Index plus or minus one year Maximum = 6 years
Expected Approximate Interest Rate Sensitivity:	5 year U.S. Treasury Note
Credit Quality:	Minimum = BBB- or Baa3 at time of purchase; Securities will either be rated by an nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by GSAM to be of comparable quality.

*	A Fund’s duration approximates its price sensitivity to changes in interest rates.
     Principal Investment Strategies: Intermediate Bond Portfolio: Under normal market conditions, fixed-income securities held by the FF Portfolio will consist primarily of investment grade debt securities and obligations issued by the U.S. government and U.S. corporations, as well as investment grade mortgage-backed and asset-backed securities. Investment grade debt securities are securities rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s Corporation (“S&P”). The FF Portfolio may also invest up to 5% of its net assets in unrated securities that First Tennessee and Martin determine are of equivalent quality to the other securities in which the FF Portfolio invests. The FF Portfolio also may invest in securities of foreign issuers and engage in foreign currency transactions. The FF Portfolio primarily invests in short to intermediate bonds. While the FF Portfolio may invest in securities of any maturity, the FF Portfolio’s dollar-weighted average maturity will range between three to six years. The Sub-adviser may vary the average FF Portfolio maturity, within this range, based upon prevailing interest rates and economic conditions.
      The Goldman Sachs Core Fixed Income Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in fixed-income securities, including U.S. Government securities, corporate debt securities, privately issued mortgage-backed securities and asset-backed securities. The GST Fund may also invest in custodial receipts, municipal securities and convertible securities. The GST Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes. The GST Fund’s investments in non-U.S. dollar denominated obligations will not exceed 25% of its total assets at the time of investment and 10% of the GST Fund’s total assets may be invested in obligations of issuers in countries with emerging markets or economies. However, to the extent that the investment adviser has entered into transactions that are intended to hedge the GST Fund’s position in a non-U.S. dollar denominated obligation against currency risk, such obligation will not be counted when calculating compliance with the 25% limitation on obligations in non-U.S. currency. In pursuing its investment objective, the GST Fund uses the index as its performance benchmark, but the GST Fund will not attempt to replicate the index. The GST Fund may, therefore, invest in securities that are not included in the index. As stated above, the GST Fund has a target duration. Individual securities purchased by the GST Fund may have durations that are either shorter or longer than the target duration. GSAM uses derivative instruments to manage the duration of the GST Fund’s investment portfolio in accordance with its target duration. These derivative instruments include financial futures contracts and swap transactions, as well as other types of derivatives. Financial futures contracts used by the GST Fund include interest rate futures contracts including, among others, Eurodollar futures contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts that are based on the implied forward London Interbank Offered Rate (LIBOR) of a three-month deposit. The GST Fund’s investments in derivatives, including financial futures and swaps, can be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s investments in bonds and other securities.
Tennessee Tax-Free Portfolio and Goldman Sachs Tennessee Municipal Fund
Investment Objectives:

(a)	Tennessee Tax-Free Portfolio: Seeks to provide a high level of current income, which is exempt from federal and Tennessee personal income tax, by investing in a portfolio consisting primarily of Tennessee tax-free obligations.

(b)	Goldman Sachs Tennessee Municipal Fund: Seeks a high level of current income that is exempt from regular federal income tax and Tennessee State personal income tax and is consistent with preservation of capital.

Duration* (under normal interest rate conditions):	Target = Lehman Brothers Municipal Aggregate Bond Index plus or minus one year Maximum = 12 years
Expected Approximate Interest Rate Sensitivity:	15 year municipal bond
Credit Quality:	Minimum = BBB or Baa at time of purchase; Weighted Average = A; Securities will either be rated by an NRSRO or, if unrated, determined by GSAM to be of comparable quality.

*	A Fund’s duration approximates its price sensitivity to changes in interest rates.
     Principal Investment Strategies: Tennessee Tax-Free Portfolio: Under normal market conditions, the FF Portfolio invests in investment grade municipal obligations issued by the State of Tennessee or any city, county, school district or any other political agency or sub-division of the state of Tennessee. The FF Portfolio seeks to invest its assets so that, to the fullest extent possible, the income that is received by the FF Portfolio will be exempt from both Tennessee and federal income taxes. Income earned on certain municipal obligations may be treated as a preference item for determining the federal alternative minimum tax.

      As a fundamental policy, under normal market conditions, the FF Portfolio will invest at least 80% of its net assets in securities whose interest is exempt from federal and Tennessee personal income taxes. The FF Portfolio may invest in a wide range of municipal obligations, including tax, revenue, or bond anticipation notes; tax-exempt commercial paper; general obligations or revenue bonds (including municipal lease obligations and resources recovery bonds); and industrial development bonds. The FF Portfolio may invest in obligations of any duration or maturity.
      However, while the dollar-weighted average maturity of the FF Portfolio may vary, Martin, the Fund’s sub-investment adviser, currently anticipates that the dollar-weighted average portfolio maturity of the FF Portfolio will be between five and 15 years.
      The Goldman Sachs Tennessee Municipal Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in fixed-income securities issued by or on behalf of the State of Tennessee and its political subdivisions, agencies, instrumentalities and public authorities and other states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax) and is exempt from Tennessee personal income tax. The GST Fund may also invest up to 20% of its net assets in municipal securities that are subject to Tennessee State personal income tax. The GST Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the GST Fund’s portfolio will be invested in U.S. dollar-denominated securities.
      Both the FF Portfolio and the GST Fund are “non-diversified” under the Investment Company Act of 1940, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds. Therefore, the FF Portfolio and the GST Fund may be more susceptible to adverse developments affecting any single issuer held in their portfolios, and may be more susceptible to greater losses because of these developments.
Cash Reserve Portfolio and Goldman Sachs Financial Square Money Market Fund
Investment Objectives:

(a)	Cash Reserve Portfolio: Seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

(b)	Goldman Sachs Financial Square Money Market Fund: Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
      Each Fund is a money market fund and, in accordance with Rule 2a-7 under the 1940 Act, will invest in instruments with remaining maturities not exceeding 397 days. Each Fund will maintain an average dollar weighted portfolio maturity of 90 days or less.
      Principal Investment Strategies: Cash Reserve Portfolio: The FF Portfolio may invest in a broad range of high-quality, short-term, U.S. dollar-denominated money market obligations, including, but not limited to: certificates of deposit, commercial paper, bankers’ acceptances, and notes issued by U.S. and foreign banks. The securities in which the FF Portfolio typically invests are issued by issuers in the financial services industry, including, foreign and domestic banks, insurance companies, brokerage firms, and consumer and industrial finance companies. The FF Portfolio also may invest in repurchase agreements.
      The Goldman Sachs Financial Square Money Market Fund pursues its investment objective by investing in U.S. government securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The GST Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. In order to obtain a rating from a rating organization, the GST Fund will observe special investment restrictions.

U.S. Government Money Market Portfolio and Goldman Sachs Financial Square Government Fund
Investment Objectives:

(a)	U.S. Government Money Market Portfolio: Seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

(b)	Goldman Sachs Financial Square Government Fund: Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
      Each Fund is a money market fund and, in accordance with Rule 2a-7 under the 1940 Act, will invest in instruments with remaining maturities not exceeding 397 days. Each Fund will maintain an average dollar weighted portfolio maturity of 90 days or less.
      Principal Investment Strategies: U.S. Government Money Market Portfolio: The FF Portfolio invests in high quality, short-term U.S. dollar-denominated obligations. Under normal market conditions, the FF Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in instruments issued or guaranteed as to principal and interest by the U.S. government or by any of its agencies or instrumentalities. Most of the securities held by the FF Portfolio are backed by the full faith and credit of the U.S. government or are repurchase agreements collateralized by securities backed by the full faith and credit of the U.S. government.
      The Goldman Sachs Financial Square Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. government securities and repurchase agreements relating to such securities. In order to obtain a rating from a rating organization, the GST Fund will observe special investment restrictions.
Municipal Money Market Portfolio and Goldman Sachs Financial Square Tax-Free Money Market Fund
Investment Objectives:

(a)	Municipal Money Market Portfolio: Seeks as high a level of federally tax-exempt income as is consistent with the preservation of capital and liquidity.

(b)	Goldman Sachs Financial Square Tax-Free Money Market Fund: Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
      Each Fund is a money market fund and, in accordance with Rule 2a-7 under the 1940 Act, will invest in instruments with remaining maturities not exceeding 397 days. Each Fund will maintain an average dollar weighted portfolio maturity of 90 days or less. Each Fund may invest in securities that are rated in one of the two highest rating categories and unrated securities of comparable quality.
      Principal Investment Strategies: Municipal Money Market Portfolio: The FF Portfolio will invest in high-quality, short-term municipal obligations. The FF Portfolio also may invest in high quality, long-term, fixed, variable, or floating rate instruments (including tender option bonds) that have interest rates, maturities, and prices comparable to similar short-term instruments. As a fundamental policy, under normal market conditions, the FF Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations whose interest is exempt from federal income taxes. However, income earned on certain municipal obligations may be treated as a preference item for determining the federal alternative minimum tax.
      The Goldman Sachs Financial Square Tax-Free Money Market Fund pursues its investment objective by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and not an item of tax preference under the federal alternative minimum tax.

Other Investment Practices and Investment Securities of the FF Portfolios and the GST Funds
      The tables below compare some of the investment techniques that may (but are not required to) be used by a FF Portfolio in seeking to achieve its investment objective with those that may be used by a GST Fund. Numbers in this table show allowable usage only; for actual usage, consult the FF Portfolio’s or GST Fund’s annual/semi-annual reports.

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowings
for investment purposes) (Roman Type)
• No specific % limitation on usage; limited					Goldman Sachs
only by the objective and strategies of the	Goldman Sachs		Core		Structured		Capital
Fund	Structured U.S.		Equity		Small Cap		Appreciation
— Not permitted	Equity Fund		Portfolio		Equity Fund		Portfolio

Investment Practices
Borrowings	33	1/3	33	1/3	33	1/3	33	1/3
Cross Hedging of Currencies	•		•		•		•
Custodial Receipts and Trust Certificates	•		•		•		•
Equity Swaps	15	[1]	•		15	[1]	•
Foreign Currency Transactions	•	[2]	•		•	[2]	•
Futures Contracts and Options on Futures Contracts	•	[3]	—		•	[4]	—
Investment Company Securities (including iShares SM and Standard & Poor’s Depositary Receipts™ )	10		•		10		•
Options on Foreign Currencies	•	[5]	•		•	[5]	•
Options on Securities and Securities Indices	•	[6]	•		•	[6]	•
Repurchase Agreements	•		•		•		•
Securities Lending	33	1/3	33	1/3	33	1/3	33	1/3
Unseasoned Companies	•		•		•		•
Warrants and Stock Purchase Rights	•		•		•		•
When-Issued and Forward Commitments	•		•		•		•

1.	Limited to 15% of a GST Fund’s net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

2.	Limited by the amount the GST Funds invest in foreign securities.

3.	The Goldman Sachs Structured U.S. Equity Fund may enter into futures transactions only with respect to the S&P 500® Index.

4.	The Goldman Sachs Structured Small Cap Equity Fund may enter into futures transactions only with respect to a representative index.

5.	The GST Funds may purchase and sell call and put options.

6.	The GST Funds may sell covered call and put options and purchase call and put options.

10 Percent of total assets (excluding securities
lending collateral) (Italic type)
10 Percent of net assets (including borrowings
for investment purposes) (Roman Type)
• No specific % limitation on usage; limited				Goldman Sachs
only by the objective and strategies of the	Goldman Sachs		Core	Structured		Capital
Fund	Structured U.S.		Equity	Small Cap		Appreciation
— Not permitted	Equity Fund		Portfolio	Equity Fund		Portfolio

Investment Securities
American Depositary Receipts	•		•	•		•
European Global Depositary Receipts	—		•	—		•
Bank Obligations	•	[1]	—	•	[1]	—
Convertible Securities	•	[2]	•	•[2]		•
Corporate Debt Obligations	•	[1]	—	•	[1]	—
Equity Investments	90+		80+	80+		80+	[3]
Emerging Country Securities	—		•	—		•
Fixed Income Securities	10	[4]	•	20	[4]	•
Foreign Securities	•	[5]	•	•	[5]	•
Illiquid Securities	15		15	15		15
Non-Investment Grade Fixed Income Securities	—		—	—		—
Real Estate Investment Trusts (“REITs”)	•		•	•		•
Structured Securities	•	[6]	•	•	[6]	•
Temporary Investments	35		•	35		•
U.S. Government Securities	•	[1]	•	•	[1]	•

1.	Limited by the amount the GST Funds invest in fixed-income securities and limited to cash equivalents only.

2.	The GST Funds have no minimum rating criteria for convertible debt securities.

3.	Under normal market conditions, the FF Portfolio intends to invest at least 80% of the FF Portfolio’s total assets in equity securities of companies with market capitalizations generally between $200 million and $2 billion at the time of purchase, with an average market capitalization of the FF Portfolio not to exceed $1.5 billion.

4.	With respect to the FF and GST Funds, and except as noted under “Convertible Securities,” fixed-income securities must be investment grade (i.e., BBB or higher by S&P) or Baa or higher by Moody’s or have a comparable rating by another NRSRO at the time of investment.

5.	Equity securities of foreign issuers must be traded in the United States.

6.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowings
for investment purposes) (Roman Type)
• No specific % limitation on usage; limited					Goldman Sachs
only by the objective and strategies of the	Goldman Sachs		Intermediate		Tennessee		Tennessee
Fund	Core Fixed		Bond		Municipal		Tax-Free
— Not permitted	Income Fund		Portfolio		Fund		Portfolio

Investment Practices
Borrowings	33	1/3	33	1/3	33	1/3	33	1/3
Credit, Interest Rate and Total Return Swaps	•	[1]	•		•	[1]	•
Currency Options and Futures	•		•		—		•
Cross Hedging of Currencies	•		•		—		•
Currency Swaps	•	[1]	•		—		•
Financial Futures Contracts	•		—		•		•
Forward Foreign Currency Exchange Contracts	•		•		—		•
Interest Rate Floors, Caps and Collars	•		•		•		•
Investment Company Securities (including iShares SM and Standard & Poor’s Depositary Receipts™ )	10		•		10		•
Mortgage Dollar Rolls	•		•		—		•
Mortgage Swaps[1]	•		•		—		•
Options (including options on futures)	•		•		•		•
Options on Foreign Currencies	•		—		—		—
Repurchase Agreements	•	[2]	•		•		—
Securities Lending	33	1/3	33	1/3	33	1/3	33	1/3
Standby Commitments and Tender Option Bonds	—		•		•		•
When-Issued Securities and Forward Commitments	•		•		•		—

1.	The GST Funds are limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed liquid and all swap transactions.

2.	The Goldman Sachs Core Fixed Income Fund may enter into repurchase agreements collateralized by securities issued by foreign governments.

10 Percent of total assets (excluding securities
lending collateral) (Italic type)
10 Percent of net assets (including borrowings
for investment purposes) (Roman Type)
• No specific % limitation on usage; limited	Goldman			Goldman Sachs
only by the objective and strategies of the	Sachs			Tennessee		Tennessee
Fund	Core Fixed		Intermediate	Municipal		Tax-Free
— Not permitted	Income Fund		Bond Portfolio	Fund		Portfolio

Investment Securities
Asset-Backed Securities	•		•	•		•
Bank Obligations	•		•	•		•
Convertible Securities	•		•	•		•
Corporate Debt Obligations	•		•	•		•
Trust Preferred Securities	•		•	•		•
Emerging Country Securities	10	[2]	•	—		•
Floating and Variable Rate Obligations	•		•	•		•
Foreign Securities	•	[3]	•	—		•
Illiquid Securities	15		15	15		15
Mortgage-Backed Securities	•		•	—		•
Non-Investment Grade Fixed Income Securities	—		•	—		•
Structured Securities	15		•	15		•
Taxable Municipal Securities	•		•	20	[4]	20
Tax-Free Municipal Securities	•		•	80+	[5]	80+
Temporary Investments	•		•	•		•
U.S. Government Securities	•		•	•		•
Foreign Government Securities	•		•	—		•

1.	The GST Funds are limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

2.	Of the GST Fund’s investments in foreign securities, 10% of the Fund’s total assets in the aggregate may be invested in emerging country securities.

3.	For the Goldman Sachs Core Fixed Income Fund, includes issuers domiciled in one country and issuing securities denominated in the currency of another. The Goldman Sachs Core Fixed Income Fund may invest up to 25% of its net assets in securities not denominated in U.S. dollars (unless the Fund’s position is hedged against currency risk).

4.	The Goldman Sachs Tennessee Municipal Fund may invest no more than 20% of its net assets in taxable investments under normal market conditions. Under unusual conditions, taxable investments may exceed this percentage.

5.	The Goldman Sachs Tennessee Municipal Fund will invest 80% of its net assets in municipal securities, the interest on which is exempt from federal income tax and is exempt from Tennessee personal income tax.

	Goldman Sachs		Goldman Sachs
• No specific % limitation on usage; limited only by	Financial		Financial Square	U.S. Government
the objective and strategies of the Fund	Square Money	Cash Reserve	Government	Money Market
— Not permitted	Market Fund	Portfolio	Fund	Portfolio

Investment Policies
U.S. Treasury Obligations	•[1]	•	•[1]	80+
U.S. Government Securities	•	•	•	•
Bank Obligations	• Over 25% of total assets must be invested in U.S. and foreign (US$) banks[2]	• (U.S. and foreign banks)	—	•
Commercial Paper	• U.S. and foreign (US$) commercial paper	•	—	•
Short-Term Obligations of Corporations and Other Entities	• (U.S. and foreign (US$) entities only)	•	—	•
Repurchase Agreements	•	•	•	•
Asset Backed and Receivables Backed Securities[3]	•	•	—	•
Foreign Government Obligations (US$)	•[4]	•	—	•
Municipals	•[5]	•	—	•
Custodial Receipts	•	•	—	•
Unrated Securities[6]	•	•	—	•
Investment Companies	• (Up to 10% of total assets in other investment companies)	• (Up to 10% of total assets in other investment companies)	• (Up to 10% of total assets in other investment companies)	• (Up to 10% of total assets in other investment companies)
Private Activity Bonds	•	•	—	•
Credit Quality[6]	First Tier[7]	First or Second Tier[8]	First Tier[7]	First or Second Tier[8]
Taxation of Distributions	Taxable federal and state[9]	Taxable federal and state[9]	Taxable federal and state[9]	Taxable federal and state[9]

1.	Issued or guaranteed by the U.S. Treasury.

2.	If adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Goldman Sachs Financial Square Money Market Fund may, for temporary defensive purposes, invest less than 25% of its total assets in bank obligations.

3.	To the extent required by Rule 2a-7, asset-backed and receivables-backed securities will be rated by the requisite number of NRSROs.

4.	The Goldman Sachs Financial Square Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Goldman Sachs Financial Square Money Market Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs. The Goldman Sachs Financial Square Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

5.	Will only make such investments when yields on such securities are attractive compared to other taxable investments.

6.	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to first tier securities. In addition, a GST Fund or FF Portfolio holding a security supported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the investment.

7.	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating by that NRSRO or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.

8.	Second Tier Securities are (a) rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings.

9.	Taxable in many states except for distributions from U.S. Treasury Obligations interest income and certain U.S. government securities income.

• No specific % limitation on usage; limited only by the	Goldman Sachs Financial	Municipal Money
objective and strategies of the Fund	Square Tax-Free Money	Market
— Not permitted	Market Fund	Portfolio

Investment Policies
U.S. Treasury Obligations	—	•
U.S. Government Securities	—	•
Bank Obligations	—
Commercial Paper	• Tax-exempt only	•
Short-Term Obligations of Corporations and Other Entities	—	•
Foreign Corporate and Government Obligations (US$)	—	•
Standby Commitments and Tender Option Bonds	—	•
Municipals	At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[1]	At least 80% of net assets in municipal obligations (under normal market conditions)
Custodial Receipts	•	•
Unrated Securities[2]	•	•
Investment Companies	• (Up to 10% of total assets in other investment companies)	• (Up to 10% of total assets in other investment companies)
Private Activity Bonds	• (Does not intend to invest if subject to federal alternative minimum tax (“AMT”)3, 4)	•
Taxable Money Market Instruments	•[5]	•
Credit Quality	First Tier[6]	First Tier[6] or Second Tier[7]
Taxation of Distributions	Tax-exempt federal and taxable state[8]	Tax-exempt federal and taxable state[8]

1.	Ordinarily expect that 100% of the Goldman Sachs Financial Square Tax-Free Money Market Fund’s assets will be invested in municipal obligations, but the Fund may, for temporary defensive purposes, hold cash or invest in short-term taxable securities.

2.	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to first tier securities. In addition, a FF Portfolio or GST Fund holding a security supported by a guarantee or demand feature may rely on the credit quality of the guarantee or demand feature in determining the credit quality of the investment.

3.	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the GST Fund’s net assets under normal market conditions.

4.	No more than 25% of the Goldman Sachs Financial Square Tax-Free Money Market Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

5.	The Goldman Sachs Financial Square Tax Free Money Market Fund may invest up to 20% of its net assets in securities subject to the AMT and may temporarily invest in taxable money market instruments. Reverse repurchase agreements are not permitted.

6.	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating by that NRSRO or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from an entity with such ratings. U.S. Government Securities are considered First Tier Securities.

7.	Second Tier Securities are (a) rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings.

8.	Taxable except for distributions from interest in obligations of an investor’s state of residence in certain states. The Goldman Sachs Financial Square Tax-Free Money Market Fund may (but does not currently intend to) invest up to 20% of its net assets in securities subject to the federal alternative minimum tax.

Investment Restrictions
      This section briefly compares and contrasts certain fundamental and non-fundamental investment restrictions of each FF Portfolio with those of its corresponding GST Fund. More complete information may be found in the respective statements of additional information for the FF Portfolios and the GST Funds.
      Unless otherwise indicated, the restrictions discussed below are fundamental policies of a FF Portfolio or GST Fund. This means that they cannot be changed without approval of shareholders. Investment restrictions that are non-fundamental may be changed for the FF Portfolios and GST Funds by the Boards of Trustees of FF and GST, respectively.
      Maintenance of Status as a “Diversified Company.” All the FF Portfolios and GST Funds, except for the Tennessee Tax-Free Portfolio and Goldman Sachs Tennessee Municipal Fund, are “diversified companies” as defined by the 1940 Act. A “diversified company” is one that, with respect to at least 75% of the value of its total assets, is invested in cash, cash items, government securities and other securities. As to other securities, these are limited as to any one issuer to: (1) an amount no greater than 5% of the value of the total assets of the Fund; and (2) not more than 10% of the outstanding voting securities of the issuer. As money market funds, the Cash Reserve Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Money Market Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund are subject to additional diversification requirements. As an additional non-fundamental investment policy, the FF Cash Reserve, U.S. Money Market and Municipal Money Market Portfolios do not currently intend during the coming year to purchase a security (other than a security insured or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result of such purchase, more than 5% of a FF Portfolio’s total assets would be invested in the securities of a single issuer; provided that each FF Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.
      Since the Tennessee Tax-Free Portfolio and the Goldman Sachs Tennessee Municipal Fund are not considered “diversified companies” under the 1940 Act, the FF Portfolio and the GST Fund are subject only to certain federal tax diversification requirements. Under federal tax laws, each of the FF Portfolio and GST Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer. With respect to the remaining 50% of the FF Portfolio’s or the GST Fund’s total assets, (i) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, and (ii) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of the taxable year and are subject to certain conditions and limitations under the Code. These tests do not apply to investments in United States Government Securities and regulated investment companies.
      Issuance of Senior Securities. Both the FF Portfolios and GST Funds are prohibited from issuing senior securities except to the extent such issuance would not violate applicable law or, in the case of the Goldman Sachs Financial Square Government Fund, except as appropriate to evidence indebtedness that a Series is permitted to incur and except for shares of existing or additional Series of the Trust.
      Borrowings. The FF Portfolios may not borrow money, except that each FF Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. As a non-fundamental investment policy, each FF Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. Reverse repurchase agreements are treated as borrowings for purposes of the fundamental investment limitation with respect to borrowings. The FF Portfolios will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.
      Each GST Fund, other than the Goldman Sachs Financial Square Government Fund, has a fundamental investment restriction of not borrowing money, except: (1) the Goldman Sachs Structured U.S. Equity Fund, Structured Small Cap Equity Fund, Core Fixed Income Fund, Financial Square Money Market Fund and Financial Square Tax-Free Money Market Fund may borrow from banks or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); (2) the Goldman Sachs Tennessee Municipal Fund to the extent permitted by applicable law, may borrow from banks (as defined in the Investment Company Act), other affiliated investment companies and other persons or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); (3) each GST Fund other than the Goldman Sachs Financial Square Government Fund may to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; (4) each GST Fund other than the Goldman Sachs Financial Square Government Fund may obtain short-term credits necessary for the clearance of purchases and sales of portfolio securities; (5) each GST Fund other than the Goldman Sachs Financial Square Government Fund may purchase securities on margin to the extent permitted by applicable law; and (6) other than the Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund, engage in transactions in mortgage dollar rolls which are accounted for as financings. In addition, each GST Fund has a non-fundamental policy prohibiting a GST Fund from purchasing additional securities if its borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.
      The GST Financial Square Government Fund may not borrow money, except from banks on a temporary basis for extraordinary or emergency purposes, provided that the GST Fund is required to maintain asset coverage of 300% for all borrowings and that no purchases of securities will be made if such borrowings exceed 5% of the value of the GST Fund’s assets. This restriction does not apply to cash collateral received as a result of portfolio securities lending. (Notwithstanding the foregoing fundamental policy, as of the date of this Proxy/ Prospectus, the GST Fund does not engage in reverse repurchase transactions as a matter of non-fundamental policy which may be changed or amended by action of the Board of Trustees without approval of shareholders. In addition, any such change permitting the FS Government Fund to engage in reverse repurchase agreements will not be implemented until 30 days prior notice has been issued to shareholders.)
      Securities Underwriting. Both the FF Portfolios and the GST Funds have similar restrictions with respect to securities underwriting. The FF Portfolios may not underwrite securities issued by others, except to the extent that each FF Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities. None of the GST Funds may underwrite securities issued by others except to the extent that the sale of portfolio securities may be deemed to be an underwriting.
      Concentration in Industries. Both the FF Portfolios and the GST Funds have a similar restriction generally prohibiting them from investing 25% or more of their respective total assets in the securities of one or more issuers conducting their principal business activities in the same industry. The FF Core Equity, Capital Appreciation, Intermediate Bond, and Tennessee Tax-Free Portfolios may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of such a FF Portfolio’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. The Tennessee Tax-Free Portfolio may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or the state of Tennessee or any county, municipality, or political subdivision of any of the foregoing, including any agency, board authority, or commission of the foregoing) if, as a result of such purchase, 25% or more of the FF Portfolio’s total assets would be invested in securities of companies whose principal business activities are in the same industry. The Cash Reserve, U.S. Money Market and Municipal Money Market Portfolios may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or with respect to the Municipal Money Market Portfolio, tax-exempt obligations issued or guaranteed by a territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result of such purchase, 25% or more of a FF Portfolio’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Cash Reserve Portfolio will invest 25% or more of its total assets in the financial industry.
      For purposes of applying this restriction on industry concentration to the Goldman Sachs Core Fixed Income Fund, Goldman Sachs Tennessee Municipal Fund, Goldman Sachs Financial Square Government Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund, (1) state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; (2) telephone companies are considered to be a separate industry from water, gas or electric utilities; (3) personal credit finance companies and business credit finance companies are deemed to be separate industries; and (4) wholly-owned finance companies are considered to be in the same industry of their parents if their activities are primarily related to financing the activities of their parents. This restriction, with respect to the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Tennessee Municipal Fund, does not apply to investments in municipal securities which have been pre-refunded by the use of obligations of the U.S. Government or any of its agencies or instrumentalities. The Goldman Sachs Tennessee Municipal Fund may invest 25% or more of the value of its total assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one municipal security would also affect the other municipal securities. These municipal securities include (1) municipal securities the interest on which is paid solely from revenues of similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (2) municipal securities whose issuers are in the same state, and (3) industrial development obligations. For purposes of applying this restriction to the Goldman Sachs Financial Square Government Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund, there is no limitation with respect to, and each of these GST Funds also reserves freedom of action when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations. The GST Financial Square Money Market Fund may concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities and repurchase agreements and securities loans collateralized by such obligations and will invest more than 25% of its total assets in obligations issued or guaranteed by banks (whether foreign or domestic) and repurchase agreements and securities loans collateralized by such obligations. However, if adverse economic conditions prevail in the banking industry, the Goldman Sachs Financial Square Money Market Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in such obligations. For purposes of applying this restriction to the Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Structured Small Cap Equity Fund, the U.S. Government or any of its agencies or instrumentalities are excluded.
      Purchases of Real Estate. The FF Portfolios may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a FF Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). The GST Funds, other than the Goldman Sachs Financial Square Government Fund may not purchase, hold or deal in real estate (including, with respect to the Goldman Sachs Core Fixed Income Fund, real estate limited partnerships). The Goldman Sachs Financial Square Government Fund may purchase or sell real estate (excluding securities secured by real estate or interests therein). All GST Funds may hold and sell real estate acquired as a result of ownership of securities. The GST Funds, other than the Goldman Sachs Financial Square Government Fund, may purchase or sell: (1) securities secured by real estate or interests in real estate, (2) securities of real estate investment trusts (other than the Goldman Sachs Core Fixed Income Fund), and (3) mortgage-related securities.
      Commodities. The FF Portfolios may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Core Equity, Capital Appreciation, Intermediate Bond, or Tennessee Tax-Free Portfolios from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). None of the GST Funds may invest in commodities or commodity contracts, except that the GST Funds (other than the Goldman Sachs Financial Square Government Fund) may invest in currency and financial instruments and contracts that are commodities or commodity contracts.
      Investments in Other Investment Companies or Series Thereof. The FF Portfolios may, notwithstanding any other fundamental investment policy or limitation, invest all of their assets in the securities of a single open-end or closed-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the FF Portfolio. The FF Portfolios do not currently intend to invest all of these assets in a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the FF Portfolio. Notwithstanding any other fundamental investment restriction or policy, a GST Fund may invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the GST Fund.
      Pledges, Mortgages and Hypothecations of Assets. The GST Financial Square Government Fund may not mortgage, pledge or hypothecate its assets except to secure permitted borrowings. The FF Portfolios do not have a comparable limitation.
      Loans. The FF Portfolios may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements. As a non-fundamental investment limitation, each of the Core Equity, Capital Appreciation, Intermediate Bond, and Money Market Portfolios do not currently intend during the coming year to make loans, but this limitation does not apply to purchases of debt securities, and for Cash Reserve, U.S. Money Market and Municipal Money Market Portfolios to repurchase agreements or to loans of portfolio securities. As an additional non-fundamental investment limitation, the Tennessee Tax-Free Portfolio does not currently intend during the coming year to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities. The GST Funds, other than the GST Financial Square Government Fund, may not make loans except through (1) the purchase of debt obligations in accordance with each Fund’s investment objective and policies; (2) repurchase agreements with banks, brokers, dealers and other financial institutions; and (3) loans of securities as permitted by applicable law. The GST Financial Square Government Fund may not make loans to other persons except to the extent that the purchase of debt obligations in accordance with such series’ investment objective and policies may be deemed to be loans. The GST Tennessee Municipal Fund may make loans to affiliates of the GST Fund to the extent permitted by law. The FF Money Market Portfolios may not lend any security or make any other loan if, as a result, more than 33 1/3% of their respective total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
      Tax-Exempt Securities. As a matter of fundamental policy, both the Tennessee Tax-Free Portfolio and Goldman Sachs Tennessee Municipal Fund will invest at least 80% of its net assets in securities whose interest is exempt from federal and Tennessee state personal income taxes, under normal market conditions. Exempt interest dividends paid by the GS Tennessee Municipal Fund may be a preference item when determining federal alternative minimum tax liability.
      Investments in Illiquid Securities. As a non-fundamental limitation, each of the Core Equity, Capital Appreciation, Intermediate Bond, and Tennessee Tax-Free Portfolios do not currently intend during the coming year to purchase any security, if, as a result of such purchase, more than 15% of their respective net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. As a non-fundamental limitation, the GST Funds may not acquire any illiquid (not readily marketable) investments if more than 15% of their net assets (10% of the net assets with respect to the Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Money Market Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund) would be invested in illiquid investments.
      Futures Contracts/ Call Options. The FF Portfolios, as a non-fundamental limitation, do not currently intend during the coming year to purchase or sell futures contracts or, with respect to the Money Market Portfolios, call options. This limitation does not apply to options attached to, acquired or traded together with their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts. In addition, each of the Core Equity, Capital Appreciation, and Intermediate Bond Portfolios do not currently intend during the coming year to purchase or sell futures contracts. The GST Funds have no comparable limitation and the GST Stock Funds and GST Bond Funds may engage in certain types of futures and options transactions.

      Investments for Purposes of Exercising Control. As a non-fundamental limitation, the Cash Reserve, U.S. Money Market and Municipal Money Market Portfolios do not currently intend during the coming year to purchase the voting securities of any issuer. As a non-fundamental policy, the GST Funds other than the Goldman Sachs Financial Square Government Fund are restricted from investing in companies for the purpose of exercising control or management. As a fundamental policy, the Goldman Sachs Financial Square Government Fund may not invest in other companies for the purpose of exercising control or management.
      Short Sales of Securities. As a fundamental policy, the Goldman Sachs Financial Square Government Fund may not make short sales of securities, maintain a short position, or invest in or write puts, calls or combinations thereof (except that a Series may acquire puts in connection with the acquisition of a debt instrument). As a non-fundamental limitation, the GST Funds (other than the Goldman Sachs Financial Square Government Fund) may not make short sales of securities, except short sales against-the-box. The FF Portfolios do not have a comparable limitation.
      Purchases of Securities on Margin. As a non-fundamental limitation, each of the Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios do not currently intend during the coming year to purchase securities on margin, except that each FF Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin. As a non-fundamental limitation, the Cash Reserve, U.S. Money Market and Municipal Money Market Portfolios do not currently intend during the coming year to purchase securities on margin, except that each FF Portfolio may obtain such short-term credits as are necessary for the clearance of transactions. The Goldman Sachs Financial Square Government Fund may not purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions). As a fundamental policy, the GST Funds may purchase securities on margin to the extent permitted by applicable law.
      Oil, Gas or Mineral-Related Investments. As a non-fundamental limitation, the FF Portfolios do not currently intend during the coming year to invest in oil, gas, or other mineral exploration or development programs or leases. As a fundamental policy, the Goldman Sachs Core Fixed Income Fund and the GST Financial Square Government Fund may not invest in oil, gas or mineral leases. The other GST Funds have no similar fundamental restrictions.
Comparison of FF’s and GST’s Charter Documents
      FF is organized as a Massachusetts business trust. GST is organized as a Delaware statutory trust. The operations of FF are governed by FF’s Amended and Restated Declaration of Trust (the “FF Charter”), By-laws and applicable Massachusetts law. The operations of GST are governed by GST’s Agreement and Declaration of Trust (the “GST Charter”), By-laws and applicable Delaware law. The operations of both FF and GST are also subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. In general, the charter documents governing FF are similar to those documents governing GST. The attributes of a share of beneficial interest of FF and GST are also comparable. The following is only a summary of certain of the differences between FF and the FF Charter, on the one hand, and GST and the GST Charter, on the other. It is not a complete list of differences.
          Trustees of FF and GST
      Subject to the provisions of the GST Charter, the operations of the GST Funds are supervised by GST’s Trustees and, subject to the provisions of the FF Charter, the operations of FF are supervised by FF’s Trustees. The responsibilities, powers and fiduciary duties of the GST Trustees are substantially the same as those of the FF Trustees. The GST Charter permits GST’s Board of Trustees to remove a Trustee with or without cause at any time by a written instrument signed by at least a majority of the then Trustees specifying the effective date of removal or by the vote of holders of shares of beneficial interest of two-thirds of the outstanding shares of GST at a meeting of the shareholders. In addition, in accordance with the current resolutions of the GST Board of Trustees, which may be changed by the GST Trustees without shareholder vote, each GST Trustee may serve as a trustee until the date the GST Trustee attains the age of 72 years.

      The FF Charter permits FF Trustees to remove a Trustee at any time by written instrument signed by at least two-thirds of the Trustees prior to such removal, specifying the effective date of removal. The FF Charter also provides that a Trustee may be removed at a special meeting of FF’s shareholders by a vote of two-thirds of the outstanding shares. The FF Charter also provides that a Trustee is automatically deemed to have retired upon the last day of any fiscal year during which the Trustee attains the age of 72 years.
      The GST Charter permits the GST Trustees to amend the GST Charter without a shareholder vote. However, shareholders of GST have the right to vote on any amendment: (1) that would adversely affect the voting rights of shareholders; (2) that is required by law to be approved by shareholders; (3) that would amend the provisions of the GST Charter regarding amendments thereto; or (4) that the GST Trustees determine to submit to shareholders.
      The FF Charter permits the FF Trustees to amend the FF Charter without a shareholder vote. However, shareholders of FF have the right to vote on any amendment: (1) that would adversely affect the voting rights of shareholders; (2) that is required by law or the registration statement to be approved by shareholders; (3) that would amend the provisions of the FF Charter regarding amendments thereto; or (4) that the FF Trustees determine to submit to shareholders.
          Liability and Indemnification of FF and GST Trustees
      To protect the GST Trustees against certain liabilities, the GST Charter provides that if the GST Trustees have exercised reasonable care and have acted under reasonable belief that their actions are in the best interests of GST, the GST Trustees shall not be responsible or liable for any action or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser or independent contractor of GST; however, nothing in the GST Charter protects a Trustee against any liability to GST or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
      In addition, the GST Charter provides for indemnification of Trustees, officers, employees and agents of GST unless the recipient is adjudicated: (1) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office; or (2) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of GST.
      To protect the FF Trustees against certain liabilities, the FF Charter provides that if the FF Trustees have exercised reasonable care and have acted under reasonable belief that their actions are in the best interests of FF, the FF Trustees shall not be responsible or liable for any neglect or wrongdoing of them or any officer, agent, employee or investment adviser of FF; however, nothing in the FF Charter protects a Trustee against any liability to FF or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
      In addition, the FF Charter along with certain indemnification agreements between FF and its Trustees, provides for indemnification of Trustees and officers of FF unless the recipient is adjudicated: (1) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office; or (2) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of FF.
      Mutual fund and trustees and officers liability policies insure GST and its Trustees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
          Shareholder Liability
      Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that GST or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, the GST Charter: (1) contains an express disclaimer of shareholder liability for acts or obligations of each GST Fund; and (2) provides for indemnification out of such GST Fund’s property, as applicable, for any shareholder held personally liable for the obligations of the GST Fund. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by a GST Fund and/or GST. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the applicable GST Fund is unable to meet its obligations to indemnify a shareholder. In light of Delaware law, the nature of the GST Funds’ business and the nature of their assets, GST’s Board of Trustees believes that the risk of personal liability to a shareholder is extremely remote.
      Unlike Delaware, in Massachusetts there is no statute relating to business trusts that entitles shareholders of a Massachusetts business trust to the same limitation of liability as is extended to shareholders of a Massachusetts corporation. Under Massachusetts law, shareholders of FF could, under certain circumstances, be held personally liable as partners for FF’s obligations. Even if, however, FF were held to be a partnership, the possibility of shareholders incurring financial loss for that reason appears remote because the FF Charter contains an express disclaimer of shareholder liability for obligations of FF and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of FF or the FF Trustees. The FF Charter also provides for indemnification out of FF’s property for any shareholder held personally liable for FF’s obligations. Thus, the FF Trustees believe the risk of shareholder liability is also remote for FF’s shareholders.
          Voting Rights of Shareholders of FF and GST
      Neither FF nor GST is required to hold annual meetings of shareholders and FF and GST do not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of GST will be entitled, as determined by the GST Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the election of Trustees (this method of voting being referred to as “dollar based voting”). However, to the extent required by the 1940 Act or otherwise determined by the GST Trustees, series and classes of GST will vote separately from each other. Shareholders of GST do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of GST, or any series or class thereof, may be called by the GST Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The GST Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The GST Charter provides that the shareholders have the power to vote only with respect to: (1) the election of Trustees to the extent and as provided therein; (2) the removal of Trustees as provided therein; (3) any matter required to be approved by the shareholders under the 1940 Act; (4) the termination of GST under certain circumstances as provided therein; (5) certain amendments of the GST Charter; and (6) with respect to such additional matters relating to GST as may be required or authorized by law, the GST Charter or the GST By-laws or any registration of GST with the SEC or any state, or as the GST Trustees may consider desirable.
      Special meetings of shareholders may be called by the FF Trustees and must be called by the Trustees upon the written request of shareholders holding at least 10% of the outstanding shares entitled to vote on a matter. The FF Charter, subject to limitations or conditions imposed by the FF Charter, provides that FF’s shareholders have the power to vote: (1) for the election of Trustees; (2) for the removal of Trustees; (3) with respect to any investment advisory or management contract; (4) with respect to certain amendments to the FF Charter; (5) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or a class action on behalf of FF or its shareholders; and (6) with respect to any additional matters relating to FF as required by applicable law, the FF Charter, the By-laws, or any registration of FF with the SEC or any state, or as the FF Trustees may consider desirable. Shareholders of record are entitled to one vote for each full share and a fractional vote for each fractional share. All shares are voted by individual series, except that when required by the 1940 Act, all shares are voted in the aggregate and when a matter affects only one or more series, only the shareholders of such series are entitled to vote. Shareholders are not entitled to cumulative voting in the election of Trustees.
      Except when a larger vote is required by law, the GST Charter requires one-third of the holders of shares entitled to vote to establish a quorum for the transaction of business at a meeting of shareholders. The FF Charter requires representation in person or by proxy of a majority of the holders of shares entitled to vote to establish a quorum for the transaction of business at a meeting of shareholders. In addition, both the GST Charter and the FF Charter provide that, except when a larger vote is required by law, by the respective GST Charter or FF Charter, or by the respective By-laws of GST or FF, the holders of shares representing a majority of votes present and entitled to be cast at a shareholders’ meeting in person or by proxy on the matter shall decide that matter except that a plurality of votes cast shall elect a Trustee. The FF Charter, unlike the GST Charter defines a majority shareholder vote as the lesser of (1) more than 50% of the outstanding shares of an FF Portfolio or (2) 67% or more of the shares of an FF Portfolio present at the Special Meeting if more than 50% of the outstanding shares of an FF Portfolio are represented at the Special Meeting in person of by proxy.

          Termination of FF/ GST and its Series or Classes
      The GST Charter permits the termination of GST or any series or class of GST: (1) by a majority of the affected shareholders at a meeting of shareholders of GST, series or class; or (2) by a majority of the GST Trustees without shareholder approval if the GST Trustees determine, in their sole discretion, that such action is in the best interest of GST, such series, such class or their shareholders.
      The FF Charter provides that the FF Trustees may sell and convey the assets of FF or any series or class to another trust or corporation or liquidate FF or any series or class.
Investment Advisers and Advisory Fee Information
      The GST Funds are managed on a day-to-day basis by GSAM and GSAM will continue to manage the GST Funds after the Reorganization. As of December 31, 2005, GSAM had assets under management of approximately $           billion.
      First Tennessee currently serves as investment adviser to the Core Equity, Intermediate Bond, and Tennessee Tax-Free Portfolios. Highland serves as sub-adviser to the Core Equity Portfolio and Martin serves as sub-Adviser to the Intermediate Bond and Tennessee Tax-Free Portfolios. First Tennessee and DMC serve as co-investment advisers to the Capital Appreciation Portfolio. First Tennessee and BIMC serve as co-investment advisors to the FF Money Market Portfolios.
      The following table shows the contractual investment advisory including, where applicable, sub-advisory fee ratios and the fee ratios after any fee waivers for each FF Portfolio and its corresponding GST Fund. The fees for FF are based on actual expenses for the twelve months ended June 30, 2005. The fees for GST Funds represent the pro forma annualized advisory fees before and after waivers based upon fee arrangements that will be in place upon consummation of the Reorganization.

	Advisory Fees		Advisory Fees
	Before/After		Before/After
FF	Waivers	Corresponding GST Fund	Waivers

Core Equity Portfolio Advisory Fee*	0.65%/0.41% [1,2]	Goldman Sachs Structured U.S. Equity Fund	0.65%/0.51%[3]

Capital Appreciation Portfolio Advisory Fee	0.83%/0.73% [4,5]	Goldman Sachs Structured Small Cap Equity Fund	0.85%/0.81%[3]

Intermediate Bond Portfolio Advisory Fee*	0.48%/0.30% [6,7]	Goldman Sachs Core Fixed Income Fund	0.40%/0.40%[3]

Tennessee Tax-Free Portfolio Advisory Fee*	0.50%/0.30% [7,8]	Goldman Sachs Tennessee Municipal Fund	0.45%/0.45%[3]

Cash Reserve Portfolio Advisory Fee	0.13%/0.08%[9]	Goldman Sachs Financial Square Money Market Fund	0.21%/0.17%[3]

U.S. Government Money Market Portfolio Advisory Fee	0.13%/0.08%[9]	Goldman Sachs Financial Square Government Fund	0.21%/0.17%[3]

Municipal Money Market Portfolio Advisory Fee	0.13%/0.09%[9]	Goldman Sachs Financial Square Tax-Free Money Market Fund	0.21%/0.17%[3]

*	Includes Sub-Advisory Fee.

[1]	For managing its investment and business affairs, the Core Equity Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of 0.65% of its average net assets up to $1 billion and 0.60% of average net assets over $1 billion. First Tennessee is obligated to pay Highland a monthly sub-advisory fee at the annual rate of 0.38% of the Core Equity Portfolio’s average net assets up to $1 billion and 0.35% of the Portfolio’s average net assets over $1 billion. The

Core Equity Portfolio is not responsible for paying any portion of Highland’s sub-advisory fee. Highland is currently waiving some or all of its sub-advisory fee, although this waiver can discontinue in whole or in part at any time.

[2]	Pursuant to a contractual agreement dated May 3, 2005 between First Tennessee and FF, First Tennessee agreed to waive 24 basis points of its management fee.

[3]	Effective January 1, 2005, GSAM has entered into a Fee Reduction Commitment with GST that permanently reduces the management fee for the Goldman Sachs Structured U.S. Equity Fund to an annual rate of 0.65% of the average daily net assets of the Fund.

Effective July 1, 2005, GSAM has implemented a voluntary fee reduction with GST for the Core Fixed Income Fund. The breakpoints listed below will become contractual in 2006. The breakpoints listed below for the Goldman Sachs Structured U.S. Equity and Structured Small Cap Equity and Tennessee Municipal Fund are contractual. The fee reduction imposed breakpoints on the management fees and reduces the management fees for the following GST Funds to annual rates equal to the following percentages of the average daily net assets of the GST Funds:

		Over $1 billion up
Fund	First $1 billion	to $2 billion	Over $2 billion

Structured U.S. Equity	0.65%	0.59%	0.56%
Structured Small Cap Equity	0.85%	0.85%	0.77%
Core Fixed Income	0.40%	0.36%	0.34%
Tennessee Municipal	0.45%	0.41%	0.39%

The Tennessee Municipal Fund has not yet commenced operations.

In addition, GSAM has voluntarily agreed not to impose a portion of the management fee for certain GST Funds. These fee waivers may be terminated at any time at the option of GSAM. As a result of fee waivers, the current management fees of these GST Funds as a percentage of average daily net assets are as follows:

GST Fund	Management Fee

Structured U.S. Equity Fund	0.51%
Structured Small Cap Equity Fund	0.81%
Financial Square Money Market	0.17%
Financial Square Government	0.17%
Financial Square Tax-Free Money Market	0.17%

[4]	The Capital Appreciation Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of 0.15% of its average net assets for the investment advisory services First Tennessee provides. As compensation for the services it provides, DMC is entitled to receive from the Capital Appreciation Portfolio a monthly management fee at the annual rate of 0.70% on the first $50 million of the Portfolio’s average net assets and 0.65% on average daily net assets of the Capital Appreciation Portfolio in excess of $50 million.

[5]	Pursuant to a contractual agreement dated May 3, 2005 between First Tennessee and FF, First Tennessee agreed to waive 10 basis points of its management fee.

[6]	For managing its investment and business affairs, the Intermediate Bond Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of 0.50% of its average net assets up to $250 million and 0.45% of average net assets over $250 million. First Tennessee is obligated to pay Martin a monthly sub-advisory fee at the annual rate of 0.30% of the Intermediate Bond Portfolio’s average net assets up to $250 million and 0.27% of average net assets over $250 million.

[7]	Pursuant to a contractual agreement dated May 3, 2005 between First Tennessee and FF, First Tennessee agreed to waive a portion of its management fee to the extent that such management fee exceeds 0.30% of the Fund.

[8]	For managing its investment and business affairs, the Tennessee Tax-Free Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of 0.50% of its average net assets up to $250 million and 0.45% of average net assets over $250 million. First Tennessee is obligated to pay Martin a monthly sub-advisory fee at the annual rate of 0.30% of the Tennessee Tax-Free Portfolio’s average net assets up to $250 million and 0.27% of average net assets over $250 million.

[9]	Each Money Market Portfolio is obligated to pay First Tennessee a monthly management fee at the annual rate of 0.05% of its average net assets for the investment advisory services First Tennessee provides. Through June 30, 2006, First Tennessee has contractually agreed to waive all or a portion of the fee that it is entitled to receive under the Investment Advisory and Management Agreement in order to maintain an expense ratio for Class I of the U.S. Government Money

Market, Municipal Money Market, and Cash Reserve Portfolios of 0.25%, 0.30%, and 0.30%, respectively. The total advisory fee after waivers paid to First Tennessee and BIMC for the fiscal year ended June 30, 2005, was 0.08%, 0.09%, and 0.08% of the U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios’ average net assets, respectively. As compensation for the investment advisory services BIMC provides, BIMC is entitled to receive 0.08% of aggregate average monthly net assets of each FF Money Market Portfolio up to $500 million, 0.06% of the next $500 million, and 0.05% on amounts greater than $1 billion.

Other Service Providers
      FF and GST have different service providers. Upon completion of the Reorganization, GST will continue to engage its existing service providers. In all cases, the types of services provided to FF and GST under the service arrangements are substantially similar.

	FF	GST

Distributor	ALPS Distributors, Inc.	Goldman, Sachs & Co.
Administrator	ALPS Mutual Fund Services, Inc.	GSAM*
Co-Administrator	First Tennessee	—
Transfer Agent and Dividend Disbursing Agent	Boston Financial Data Services, Inc.	Goldman, Sachs & Co.
Servicing Agent	Boston Financial Data Services, Inc.	—
Custodian	State Street Bank & Trust Company	State Street Bank & Trust Company
Independent Registered Public Accounting Firm	Deloitte & Touche LLP	PricewaterhouseCoopers, LLP (for all Goldman Sachs Funds other than Goldman Sachs Core Fixed Income and Tennessee Municipal Funds)

Ernst & Young LLP (for the Goldman Sachs Core Fixed Income and Tennessee Municipal Funds)

*	GSAM provides administrative services to GST Funds under its Management Agreement for the GST Funds.
Administration Arrangements
      ALPS Mutual Fund Services, Inc. (“ALPs”) serves as administrator to FF. The administrator assists in each FF Portfolio’s administration and operation including, but not limited to, providing various legal and accounting services in connection with the regulatory requirements applicable to each FF Portfolio. ALPS is entitled to receive a fee for its administrative services, computed daily and payable monthly, at an annual rate of 0.115% of FF Core Equity, Capital Appreciation, Intermediate Bond, and Tax-Free Portfolios average net assets. ALPS is entitled to receive from each FF Money Market Portfolio a monthly fee at the annual rate of 0.05% of aggregate average net assets up to $500 million, and 0.025% of aggregate net assets over $500 million.
      First Tennessee serves as co-administrator to FF. The co-administrator assists in each FF Portfolio’s operation, including, but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee, as co-administrator is entitled to receive a fee from each FF Portfolio for its administrative services payable monthly at the annual rate of 0.085% of average net assets for the Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolio and 0.05% of average net assets of each FF Money Market Fund.
      Pursuant to a contractual agreement entered into on May 3, 2005, between First Tennessee and FF, First Tennessee has agreed to waive 6 basis points and 2.5 basis points of its co-administrative fees for the Core Equity and Capital Appreciation Portfolios. This waiver may be discontinued at any time after June 30, 2006. First

Tennessee has contractually agree to waive its co-administration fee to the extent necessary for Class I of U.S. Government Money Market, Municipal Money Market, and Cash Reserve Portfolios to maintain a total expense ratio of no more than 0.25%, 0.30%, and 0.30% respectively, of their respective average net assets.
      GSAM provides various administrative, accounting and corporate secretarial services to the GST Funds. GSAM performs these administrative services for the GST Funds under its Management Agreements with the GST Funds.
Shareholder Transactions and Services of FF Portfolios and GST Funds
      This section compares the shareholder transactions and services of FF and their corresponding GST Funds. The following is qualified in its entirety by the more detailed information in the prospectuses for the FF and GST Funds, which are incorporated by reference into this Proxy/ Prospectus. Unless otherwise indicated, terms used herein and not otherwise defined have the same meanings as are given to them in such prospectuses.
          Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions
      FF Class I Shares; GST Institutional Shares; GST FST Administration Shares and GST FST Shares. FF Class I Shares, GST Institutional Shares, FST Administration Shares and FST Shares of GST are offered at net asset value with no front-end or contingent deferred sales charges.
      FF Class A Shares; GST Class A Shares. There is a maximum sales charge of 5.75% for Class A Shares of the Core Equity and Capital Appreciation Portfolios; a maximum sales charge of 3.50% for Class A Shares of the Intermediate Bond Portfolio; and a 3.75% maximum sales charge for Class A Shares of the Tennessee Tax-Free Portfolio. The sales charge is calculated as a percentage of the offering price for Class A Shares.
      There is a maximum sales charge of 5.5% for Class A Shares of the Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Structured Small Cap Equity Fund, and a maximum sales chare of 4.5% for Class A Shares of the Goldman Sachs Core Fixed Income Fund and Goldman Sachs Tennessee Municipal Fund. The sales charge is calculated as a percentage of the offering price for Class A Shares.
          Reduction of Sales Charges
      Sales charges on Class A Shares of FF are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels as follows:
Core Equity and Capital Appreciation Portfolios

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price	Offering Price	Net Asset Value

Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	1.50%	1.52%
$1,000,000 and over	0.50%	0.50%

Intermediate Bond Portfolio

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price	Offering Price	Net Asset Value

Less than $100,000	3.50%	3.63%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	2.00%	2.04%
$500,000 but less than $1,000,000	1.25%	1.27%
$1,000,000 and over	0.50%	0.50%
Tennessee Tax-Free Portfolio

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price	Offering Price	Net Asset Value

Less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.25%	3.00%
$500,000 but less than $1,000,000	1.50%	1.52%
$1,000,000 and over	0.50%	0.50%
      Sales charges on Class A Shares of GST Funds are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels, as follows:
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured Small Cap Equity Fund

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested

Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0.00%	0.00%
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Tennessee Municipal Income Fund

	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction at Offering Price	Offering Price	Net Amount Invested

Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0.00%	0.00%
      Sales Charge Exemptions. There is no sales charge on purchases of Class A Shares of a GST Fund for $1,000,000 or more. However, a CDSC of 1% is imposed on such shareholders who redeem their Class A Shares within 18 months after the end of the calendar month in which the purchase was made, excluding any period of time in which the shares were exchanged into and remained invested in an equivalent class of a Goldman Sachs Institutional Liquid Assets Portfolio. The CDSC may not be imposed on a shareholder if such shareholder’s authorized dealer enters into an agreement with Goldman Sachs to return all or an applicable prorated portion of its commission to Goldman Sachs. The CDSC may be waived if the redemption relates to: (1) retirement distributions or loans to participants or beneficiaries from Employee Benefit Plans (as defined below); (2) the death or disability of a participant or beneficiary in an Employee Benefit Plan; (3) hardship withdrawals by a participant or beneficiary in an Employee Benefit Plan; (4) satisfying the minimum distribution requirements of the Code; (5) establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code; (6) the separation from service by a participant or beneficiary in an Employee Benefit Plan; (7) the death or disability of a shareholder if the redemption is made within one year of the event; (8) excess contributions distributed from an Employee Benefit Plan; (9) distributions from a qualified Employee Benefit Plan invested in GST Fund which are being rolled over to a Goldman Sachs IRA; or (10) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion.
      In addition, Class A Shares subject to a systematic withdrawal plan may be redeemed without a CDSC. GST reserves the right to limit such redemptions, on an annual basis, to 10% of the value of a shareholder’s Class A Shares.
      The reduced sales charges on FF Class A Shares and Goldman Class A Shares described above are available through:
      Rights of Accumulation

FF Class A Shares
      In calculating the appropriate sales charge rate, this right allows investors to add the value of Class A Shares of any FF Portfolio they already own to the amount they are currently purchasing to determine whether or not an investor is entitled to a lower sales charge. The value of current purchases are combined with the current value of any Class A Shares purchased previously for: (1) the investor’s account; (2) the investor’s spouse’s purchases for himself, a joint account or for the account of any minor children and (3) the aggregate investment of any trustee or other institutional investor for the investor, the investor’s spouse or the investor’s minor children. A trustee or custodian of any qualified pension or profit sharing plan may combine its aggregate purchases. FF will only consider the value of Class A Shares previously purchased that were sold subject to a sales charge. For Core Equity, Capital Appreciation and Intermediate Bond Portfolios, participants in a FF IRA and trustees or custodians of another type of FF retirement plan may include as part of their aggregate investment any holdings through the IRA or in the plan even if a load was not paid. Each subsequent purchase of FF Class A Shares may be added to an investor’s aggregate investment at the time of purchase to determine the applicable sales load.

Goldman Class A Shares
      When buying Class A Shares of a GST Fund, an investor’s current aggregate investment determines the sales load such investor pays. An investor may qualify for reduced sales charges when the current market value of holdings, plus new purchases, reaches $50,000 (in the case of the Goldman Sachs Structured U.S. Equity Fund and Small Cap Equity Fund) and $100,000 (in the case of the Goldman Sachs Core Fixed Income Fund and Tennessee Municipal Fund) or more. Class A, B and/or C Shares of any GST Fund may be combined under this right of accumulation. To qualify for a reduced sales load, an investor must notify GST’s transfer agent at the time of investment that a quantity discount is applicable.
          Letter of Intent

FF Class A Shares
      An investor may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases the investor intends to make over a 13-month period. In other words, a Letter of Intent allows the investor to purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if the investor had purchased all the shares at the same time. FF will only consider the value of Class A Shares sold subject to a sales charge. Participants in a FF IRA and trustees or custodians of another type of FF retirement plan may also credit towards completion of the Letter any Class A shares held through the IRA or in the plan, even if a load was not paid. For purposes of determining the amount of purchases using Letter of Intent privileges, an investor may combine purchases with (1) purchases by the investor’s spouse for the spouse’s account, or a joint account or for the account of any minor children and (2) the aggregate investment of any trustee or other institutional investor for the investor, the investor’s spouse or the investor’s minor children. A trustee or custodian of any qualified pension or profit sharing plan may combine its aggregate purchases. To be entitled to a reduced sales charge based on shares the investor intends to purchase over the 13-month period, the investor must send the FF Portfolio a Letter of Intent.
      An investor is not legally bound by the terms of the Letter of Intent to purchase the amount of the shares stated in the Letter. The Letter does, however, authorize FF to hold in escrow 5% of the total amount the investor intends to purchase. If the investor has not completed the total intended purchase at the end of the period, the investor will be asked to remit any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request pay such difference, the FF Portfolio’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount the investor intended to purchase) and the sales charge that would normally apply (based on the actual amount the investor purchased).

Goldman Class A Shares
      By submitting to GST a written letter of intent, an investor may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases the investor intends to make over a 13-month period and pay the same sales charge the investor would have paid if all shares were purchased at the same time. Income dividends and capital gain distributions taken in additional shares will not apply toward the completion of the letter of intent. GST’s transfer agent will hold in escrow 5% of the total amount the investor intends to purchase during the 13-month period. At the investor’s request, purchases made during the previous 90 day period may be included, however, capital appreciation does not apply toward these combined purchases. If the investor has not completed the total intended purchase at the end of the period, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, GST’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount the investor intended to purchase) and the sales charge that would normally apply (based on the actual amount purchased).
          Sales Charge Waivers — FF Class A Shares and Goldman Class A Shares
      No sales charge will be assessed on FF Class A Shares or Goldman Class A Shares sold to the following individuals or entities:

FF	GST

Current or former Trustees, officers or employees of FF; spouses of a FF Trustee, officer or employee; FF Trustees acting as a custodian for a minor child or grandchild of a FF Trustee; or the children or grandchildren of a current or former Trustee, officer or employee of FF who has reached the age of majority;	Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor;

FF	GST

Registered representatives, advisory directors, officers and employees (and their immediate families) of First Tennessee or its affiliates;	Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any trustee or officer of GST and designated family members of any of these individuals;

Persons purchasing shares through an IRA, 401(k) Plan, 403(b) Plan or other defined contribution plan or directed agency account if the trustee, custodian, or agent thereof is a direct or indirect subsidiary or franchisee bank of First Tennessee or its affiliates;	Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, deferred benefit pension, or other employee benefit plans (including health savings accounts) that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Employee Benefit Plans”) that buy shares of GST Funds worth $500,000 or more; or have 100 or more eligible employees at the time of purchase; or certify that they expect to have annual plan purchases of shares of GST Funds of $200,000 or more; or are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plans; or have at the time of purchase aggregate assets of at least $2,000,000;

Shareholders who purchased by reinvestment of dividends and distributions;	Shareholders who purchased by reinvestment of dividends and distributions;
Accounts over which GSAM or its advisory affiliates have investment discretion;

Charitable remainder trusts or life income pools established for the benefit of a charitable organization (as defined in section 501(c)(3) of the Code);	Qualified Employee Benefit Plans of Goldman Sachs;

For use in a financial institution or investment adviser managed account for which a management or investment advisory fee is charged;	Banks, trust companies or other types of depository institutions;

Through certain promotions where the load is waived for investors;
“Wrap” accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards;

FF	GST

Any employee or registered representative of any authorized dealer or their respective spouses, children and parents;

Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales commission with the purchase of shares of a GST Fund;

Registered investment advisers investing for accounts for which they receive asset-based fees;

Shareholders receiving distributions from a qualified Employee Benefit Plan invested in GST Funds and reinvesting such proceeds in a Goldman Sachs IRA;

Shareholders who roll over distributions from any tax-qualified Employee Benefit Plan or tax-sheltered annuity to an IRA which invests in GST Funds if the tax-qualified Employee Benefit Plan or tax-sheltered annuity receives administrative services provided by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan or annuity; or

Investors who qualify under other exemptions that are stated from time to time in the Statement of Additional Information.
      Repurchase of FF Class A Shares. An investor repurchasing Class A shares within 60 days after redeeming shares of the Portfolio will receive credit towards the sales load payable on the purchase to the extent of the sales load paid by the investor on the shares the investor redeemed. This reinstatement privilege may be exercised only with respect to redemption and purchases in the same FF Portfolio. The reinstatement privilege can be exercised only one time with respect to any particular redemption.
      Repurchase of Goldman Class A. An investor may redeem shares of a GST Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at net asset value. To be eligible for this privilege, the investor must hold the shares he wants to redeem for at least 30 days and he must reinvest the share proceeds within 90 days after he redeems. An investor may reinvest in Class A Shares of the same GST Fund or another GST Fund.
      If an investor pays a CDSC upon redemption of Class A Shares and then reinvests in Class A Shares as described above, the account will be credited with the amount of the CDSC the investor paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable under a subsequent redemption.
      The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at net asset value in a tax-sheltered Employee Benefit Plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.

Distribution and Shareholder Servicing Arrangements
      FF Class A Shares. FF has adopted a shareholder serving plan with respect to Class A Shares of the FF Portfolios to compensate financial intermediaries for individual shareholder services and account maintenance. For these services, participating financial intermediaries are paid a service fee at an annual rate of up to 0.25% of Class A’s average daily net assets for each of the FF Portfolios.
      FF Class B Shares. FF has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class B Shares of the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free, and Cash Reserve Portfolios (the “FF Class B Plan”). Under the FF Class B Plan, FF will pay to FF’s distributor monthly distribution and service fees for the sale and distribution of Class B Shares and for services provided to Class B shareholders equal, on an annual basis, to up to 0.75%, 0.75%, 0.60%, 0.75%, and 0.75% of Class B’s average daily net assets for the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free, and Cash Reserve Portfolios, respectively. The FF distributor can use this fee to make payments, pursuant to written agreements, to financial institutions and intermediaries such as banks, broker-dealers and other institutions for distribution related services.
      FF has adopted a shareholder servicing plan with respect to Class B Shares of the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free and Cash Reserve Portfolios to compensate financial intermediaries for individual shareholder services and account maintenance. For these services, participating financial intermediaries are paid a service fee at an annual rate of up to 0.25% of the average net assets of Class B Core Equity, Capital Appreciation, and Cash Reserve Portfolios, and up to 0.10% of the average net assets of Class B of the Intermediate Bond and Tennessee Tax-Free Portfolios.
      FF Class C Shares. FF has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class C Shares of all of the FF Portfolios (the “FF Class C Plan”). Under the FF Class C Plan, FF will pay to FF’s distributor, monthly distribution and service fees for the sale and distribution of Class C Shares and for services provided to Class C shareholders equal, on an annual basis, to 0.75% Class C’s average daily net assets of the Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios and 0.45% for Class C Shares of the Cash Reserve, U.S. Government and Municipal Money Market Portfolios (However, the Trustees have agreed to limit the 12b-1 fee applicable to the Money Market Portfolios to 0.25%). The FF distributor can use this fee to make payments, pursuant to written agreements, to financial institutions and intermediaries such as banks, broker-dealers and other institutions for distribution-related services.
      FF had adopted a shareholder servicing plan with respect to Class C Shares of the FF Portfolios, except the Cash Reserve, U.S. Government and Municipal Money Market Portfolios, to compensate financial intermediaries for individual shareholder services and account maintenance. For these services, participating financial intermediaries are paid a service fee at an annual rate of up to 0.25% of the average net assets of Class C Shares of the FF Portfolios, except the Cash Reserve, U.S. Government and Municipal Money Market Portfolios. Tennessee Tax-Free Portfolio shareholder servicing fees for Class C Shares have not currently been authorized by the FF Trustees, although such fees may become effective at a future time.
      FF Class I Shares. Class I Shares are not subject to a distribution plan or shareholder servicing plan.
      GST Class A Shares. GST has adopted a distribution and service plan (the “Goldman Class A Plan”) under which Class A Shares of the GST Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the Goldman Class A Plan, Goldman Sachs is entitled to a monthly fee from each GST Fund for distribution services equal, on an annual basis, to 0.25% of the average daily net assets of a GST Fund attributable to Class A Shares. The distribution fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and may be used (among other things) for: (1) compensation paid to and expenses incurred by authorized dealers, Goldman Sachs and their respective officers, employees and sales representatives; (2) commissions paid to authorized dealers; (3) allocable overhead; (4) telephone and travel expenses; (5) interest and other costs associated with the financing of such compensation and expenses; (6) printing of prospectuses for prospective shareholders; (7) preparation and distribution of sales literature or advertising of any type; and (8) all other expenses incurred in connection with activities primarily intended to result in the sale of Class A Shares. Goldman Sachs at its discretion may use compensation for distribution services paid under the Goldman Class A

Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on “service fees” imposed by the NASD. Personal and account maintenance services include responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the GST Funds.
      GST Class B Shares. GST has adopted a distribution and service plan (the “Goldman Class B Plan”) under which Class B Shares of the GST Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the Goldman Class B Plan, Goldman Sachs is entitled to a monthly fee from each GST Fund for distribution services and personal and account maintenance services equal, on an annual basis, to 0.75% and 0.25%, respectively, of a GST Fund attributable to Class B Shares. The distribution fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and may be used (among other things) for: (1) compensation paid to and expenses incurred by authorized dealers, Goldman Sachs and their respective officers, employees and sales representatives; (2) commissions paid to authorized dealers; (3) allocable overhead; (4) telephone and travel expenses; (5) interest and other costs associated with the financing of such compensation and expenses; (6) printing of prospectuses for prospective shareholders; (7) preparation and distribution of sales literature or advertising of any type; and (8) all other expenses incurred in connection with activities primarily intended to result in the sale of Class B Shares. The personal and account maintenance services fees may be used to make payments to Goldman Sachs, authorized dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the GST Funds.
      GST Institutional Shares. GST Institutional Shares are not subject to a distribution plan or shareholder servicing plan.
      GST FST Administration Shares. GST has approved an administration plan under which service organizations are entitled to receive payments for their services from GST of up to 0.25% (on an annualized basis) of the average daily net assets of the FST Administration Shares of the GST Money Market Funds which are attributable to or held in the name of the service organization for its customers.
      GST FST Shares. GST FST Shares are not subject to a distribution plan or shareholder servicing plan.
Contingent Deferred Sales Charges
      FF Class B Shares. There is a maximum CDSC of 5% that may be imposed in the event of certain redemptions within six years of purchase of Core Equity and Capital Appreciation Fund Class B Shares of FF. There is a maximum CDSC of 4% that may be imposed in the event of certain redemptions within six years of purchase of Intermediate Bond and Tennessee Tax-Free Class B Shares.
Core Equity Portfolio
Capital Appreciation Portfolio

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to CDSC

First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%

Intermediate Bond Portfolio
Tennessee Tax-Free Portfolio

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to CDSC

First	4.00%
Second	3.00%
Third	3.00%
Fourth	2.00%
Fifth	2.00%
Sixth	1.00%
      Class B Shares will automatically convert to Class A shares in the FF Core Equity and Capital Appreciation Portfolios after eight years. Class B Shares of the Intermediate Bond and Tennessee Tax-Free Portfolios will automatically convert to Class A Shares after six years.
      As discussed further below, the CDSC schedule for the Corresponding GST Funds of the Core Equity and Capital Appreciation Portfolios is the same as the FF CDSC schedule. Holders of FF Class B Shares who receive GST Fund Class B Shares in connection with the Reorganization will be charged CDSCs on those GST Fund Class B Shares based on the GST CDSC schedule set forth below. In addition, former FF Class B shareholders will be credited for the period of time from the original date of purchase of the FF Class B Shares for purposes of determining the amount of their CDSC, if any. GST Fund Class B Shares purchased after the Effective Time of the Reorganization will be charged CDSCs according to the GST Fund CDSC schedule below. Class A Shares of the Core Fixed Income and Tennessee Municipal Funds are not subject to a CDSC which is comparable to the FF Class B and Class C Shares. As a result, FF Class B and Class C shareholders who received Class A shares of a GST Fund will no longer be subject to a CDSC.
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured Small Cap Equity Fund

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to CDSC

First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh and thereafter	0.00%
      Class B Shares of a GST Fund will automatically convert into Class A Shares of the same GST Fund at the end of the calendar quarter that is eight years after the purchase date.
      A maximum purchase limitation of $100,000 in the aggregate normally applies to the purchase of Class B Shares of the GST Funds. Once the current value of an investor’s Class B Shares in the aggregate across all GST Funds is equal to $100,000, an investor will not be allowed to purchase any additional Class B Shares. Individual purchases exceeding $100,000 will be rejected and additional purchases which could cause an investor’s holdings in Class B Shares to exceed $100,000 will be rejected.

          CDSC Waivers — FF and GST Class B Shares
      The CDSC may be waived or reduced if the redemption relates to:

FF	GST

The CDSC may be waived or reduced if the redemption relates to the total disability (as evidenced by a determination by the Federal Social Security Administration) of the shareholder or the death of the shareholder;	Retirement distributions or loans to participants or beneficiaries from Employee Benefit Plans;

The death or disability (as defined in Section 72(m)(7) of the Code of a participant or beneficiary in an Employee Benefit Plan;
Any FF shares acquired by reinvestment of dividends will be redeemed without payment of a CDSC.

FF shares subject to a systematic withdrawal plan may be redeemed without a CDC with respect to up to 10% per year of the account value at the time of establishment.	Hardship withdrawals by a participant or beneficiary in an Employee Benefit Plan;

Satisfying the minimum distribution requirements of the Code;

Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code;

The separation from service by a participant or beneficiary in an Employee Benefit Plan;

The death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of the event;

Excess contributions distributed from an Employee Benefit Plan;

Distributions from a qualified Employee Benefit Plan invested in the Goldman Sachs Funds which are being rolled over to a Goldman IRA;

Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion; or

Shares subject to a systematic withdrawal plan (Goldman Trust reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of the shareholder’s Class B Shares.)
      FF Class C Shares. A CDSC of 1% is imposed on redemptions of Class C Shares of the Core Equity and Capital Appreciation Portfolios within the first year after purchase, for the Intermediate Bond Portfolio within the first 16 months after purchase, and within the first two years after purchase for the Tennessee Tax-Free Portfolio, based on the lower of the shares’ cost and the current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.
      Class A Shares of the Goldman Sachs Structured U.S. Equity, Structured Small Cap Equity, Core Fixed Income and Tennessee Municipal Funds are not subject to a CDSC which is comparable to the FF Class B and Class C Shares. As a result, FF Class B and Class C shareholders who received Class A shares of a GST Fund will no longer be subject to a CDSC.
      Redemption Fee. The Goldman Sachs Tennessee Municipal Fund charges a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. For this purpose, GST Fund uses a first-in first-out (“FIFO”) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee will be paid to GST Fund, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of GST Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing.
      The redemption fee does not apply to transactions involving the following: (1) redemptions of shares acquired by reinvestment of dividends or capital gains distributions; (2) redemptions of shares that are acquired or redeemed in connection with the participation in a systematic withdrawal program or automatic investment plan; (3) redemptions of shares in connection with a regularly scheduled automatic rebalancing of assets by certain mutual fund asset allocation programs; (4) redemptions of shares maintained in omnibus accounts by GST Fund’s transfer agent on behalf of trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants (in the case of certain retirement plans) have full or shared investment discretion; or (5) total or partial redemptions of shares held through retirement plans and accounts maintained pursuant to Sections 401 (tax-qualified pension, profit-sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Code, that are maintained by GST Funds’ transfer agent on an omnibus basis.
      Class A, Class B or Institutional Shares of the Goldman Sachs Tennessee Municipal Fund issued on the closing date of the Reorganization to Tax-Free Investment Grade Bond Portfolio shareholders in connection with the Reorganization will not be subject to the redemption fee. However, new purchases of Class A or Institutional Shares of the Goldman Sachs Tennessee Municipal Fund made by former FF shareholders on or after the closing date of the Reorganization will be subject to the redemption fee.
Purchases, Redemptions and Exchanges of Shares
Purchase Policies.
      The following chart compares existing purchase policies of the FF and GST Funds:

	FF Portfolios
	Class A Shares		GST Funds:
	Class B Shares		Class A Shares
	Class C Shares		Class B Shares

Minimum Initial Investment	Regular Accounts	$1,000	Regular Accounts	$1,000
	Systematic Investing Program	$250	Employee Benefit Plans	$250

	Employees of First Tennessee or any of its affiliates participating in the Systematic Investment Plan	$50	Uniform Gift to Minors Act Accounts/Uniform Transfer to Minors Act Accounts	$250

			Coverdell ESAs	$250

			Automatic Investment Plan Accounts	$250

	FF Portfolios:	GST Funds:		GST Funds:
	Class I Shares	Institutional Shares		FST Administration Shares

Minimum Initial Investment	$750,000. The minimum amount may be satisfied by aggregating the Institutional Investor’s Institutional Accounts within the Funds.	Banks, trust companies or other depository institutions investing for their own account or on behalf of their clients	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates	$10,000,000 (may be allocated among the Goldman money market funds) — A service organization may impose its own minimums for initial and subsequent investments

		Section 401(k), profit sharing, money purchase pension, tax- sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

		State, county, city or any instrumentality, department, authority or agency thereof	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

		Corporations with at least $100 million in assets or in outstanding publicly traded securities	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

FF Portfolios:	GST Funds:		GST Funds:
Class I Shares	Institutional Shares		FST Administration Shares

	“Wrap” account sponsors (provided they have an agreement covering the arrangement with GSAM)	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

	Registered investment advisers investing for accounts for which they receive asset- based fees	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates

	Qualified non-profit organizations, charitable trusts, foundations and endowments	$1,000,000 in Institutional Shares of a GST Fund alone or in combination with other assets under the management of GSAM and its affiliates	$10,000,000 (may be allocated among the Goldman money market funds) — A service organization may impose its own minimums for initial and subsequent investments

	Individual investors	$10,000,000

	Accounts over which GSAM or its advisory affiliates have investment discretion	$10,000,000

	Individual Retirement Accounts (IRAs) for which GSAM or its advisory affiliates act as fiduciary	No minimum

GST Funds:
FST Shares

$10,000,000 (may be allocated among the Goldman money market funds) — A service organization may impose its own minimums for initial and subsequent investments

	FF Portfolios:	GST Funds:
	Class A Shares	Class A Shares
	Class B Shares	Class B Shares

Minimum Subsequent Investments	$100 ($25 for investors participating in the Systematic Investing Program)	Regular Accounts	$50

	$50 Employees of First Tennessee and participants in the Systematic Investment Program	Employee Benefit Plans	None

		Uniform Gift to Minors Act Accounts/Uniform Transfer to Minors Act Accounts	$50

		Coverdell ESAs	$50

		Automatic Investment Plan Accounts	$50

	FF Portfolios:	GST Funds:	GST Funds:
	Class I Shares	Institutional Shares	FST Administration Shares

Minimum Subsequent Investments	None.	None	None. A service organization may impose its own minimums for initial and subsequent investments

GST Funds:
FST Shares

Minimum Subsequent Investments	None.

FF Portfolios:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares

Purchase Methods	Directly through FF by mail, bank transfer, or wire. Through an investment adviser, broker-dealer, or other third party authorized to place trades in Fund shares for their customers.	Directly through GST by mail; by wire or by ACH; through an authorized dealer.

	FF Portfolios:	GST Funds:	GST Funds:
	Class I Shares	Institutional Shares	FST Administration Shares

Purchase Methods	Transmit orders to Boston Financial Data Services. Institutional Investors will wire funds through the Federal Reserve System.	Order through GST by telephone, and either send payment by wire through The Northern Trust Company or by check to GST by mail; through an authorized financial institution.	Order through service organizations by writing or by telephone and payment may be made by wire or by check.

GST Funds:
FST Shares

Purchase Methods	Order through GST by telephone, and either send payment by wire through The Northern Trust Company or by check to GST by mail; through an authorized financial institution

FF Portfolios:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares

Systematic/ Automatic Investment Plan	Yes	Yes ($50 per month minimum)

	FF Portfolios:	GST Funds:	GST Funds:
	Class I Shares	Institutional Shares	FST Administration Shares

Systematic/ Automatic Investment Plan	None	None	None

GST Funds:
FST Service Shares

Systematic/ Automatic Investment Plan	None

Redemption Procedures.
      The following chart compares existing redemption procedures of the FF Portfolios and GST Funds.

FF Portfolios:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares

Request made through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes	Yes

	FF:	GST Funds:	GST Funds:
	Class I Shares	Institutional Shares	FST Administration Shares

Request made through an Authorized Broker-Dealer or Other Financial Institution or Adviser	No	Yes	Yes

GST Funds:
FST
Shares

Request made through an Authorized Broker-Dealer or Other Financial Institution or Adviser	Yes

FF Portfolios:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares

Request Made by Mail	Yes	Yes

	FF Portfolios:	GST Funds:	GST Funds:
	Class I Shares	Institutional Shares	FST Administration Shares

Request Made by Mail	Yes	Yes	Yes

GST Funds:
FST
Shares

Request Made by Mail	Yes

FF Portfolios:
Class A Shares
	Class B Shares	GST Funds:
	Class C Shares	Class A Shares

Request made by Telephone	Yes	Yes

	FF Portfolios:	GST Funds:	GST Funds:
	Class I Shares	Institutional Shares	FST Administration Shares

Request made by Telephone	Yes	Yes	Yes

GST Funds:
FST
Shares

Request made by Telephone	Yes

FF Portfolios:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares

Proceeds paid by Wire	Yes	Yes

	FF Portfolios:	GST Funds:	GST Funds:
	Class I Shares	Institutional Shares	FST Administration Shares

Proceeds paid by Wire	Yes	Yes	Yes

GST Funds:
FST
Shares

Proceeds paid by Wire	Yes

FF Portfolios:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares

Proceeds paid by Systematic Withdrawal Plan	Yes, but payments must be in the amount of $100 or more per month per Portfolio.	Yes, but account must have a minimum value of at least $5,000. Withdrawals must be $50 or more.

	FF Portfolios:	GST Funds:	GST Funds:
	Class I Shares	Institutional Shares	FST Administration Shares

Proceeds paid by Systematic Withdrawal Plan	No	No	No

GST Funds:
FST
Shares

Proceeds paid by Systematic Withdrawal Plan	No

FF Portfolios:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares

Proceeds paid by Check	Yes	Yes

	FF Portfolios:	GST Funds:	GST Funds:
	Class I shares	Institutional Shares	FST Administration Shares

Proceeds paid by Check	Yes	Yes	No

GST Funds:
FST
Shares

Proceeds paid by Check	Yes

FF Portfolios:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares

Check Writing Privileges	Yes (Money Market Funds Only)	No

	FF Portfolios:	GST Funds:	GST Funds:
	Class I shares	Institutional Shares	FST Administration Shares

Check Writing Privileges	No	No	No

GST Funds:
FST
Shares

Check Writing Privileges	No

Involuntary Redemptions	If account balance drops below $1000 ($250 for systematic investment program participants and $50 for employees of First Tennessee or an affiliate participating in the systematic investment program) because of redemptions (30 days’ notice provided)	If account balance drops below $50 or the minimum initial purchase amount, whichever is smaller (Goldman Sachs Structured U.S. Equity Fund and Structured Small Cap Equity Fund) or falls below the required fund minimum (Goldman Sachs Core Fixed Income Fund and Tennessee Municipal Fund) because of redemption (60 days’ written notice provided)

	FF Portfolios:	GST Funds:	GST Funds:
	Class I Shares	Institutional Shares	FST Administration Shares

Involuntary Redemptions	If account balance drops below $375,000 because of redemptions (30 days’ notice provided.	If account balance drops below $50 because of redemptions (60 days’ written notice provided)	If account drops below $10,000,000 — A service organization may impose its own minimum balance subject to involuntary redemption (60 days’ written notice provided)

GST Funds:
FST
Shares

Involuntary Redemptions	If account drops below $10,000,000 — A service organization may impose its own minimum balance subject to involuntary redemption (60 days’ written notice provided)

Share Exchanges.

FF Portfolios:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares

Through an Authorized Broker- Dealer or Other Financial Institution or Adviser	Yes	Yes

	FF Portfolios:	GST Funds:	GST Funds:
	Class I Shares	Institutional Shares	FST Administration Shares

Through an Authorized Broker- Dealer or Other Financial Institution or Adviser	Yes	Yes	Yes

GST Funds:
FST Shares

Through an Authorized Broker- Dealer or Other Financial Institution or Adviser	Yes

FF Portfolios:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares

By Mail	Yes	Yes

	FF Portfolios:	GST Funds:	GST Funds:
	Class I Shares	Institutional Shares	FST Administration Shares

By Mail	Yes	Yes	Yes

GST Funds:
FST Shares

By Mail	Yes

FF Portfolios:
	Class A Shares	GST Funds:
	Class B Shares	Class A Shares
	Class C Shares	Class B Shares

By Telephone	Yes	Yes, if the telephone exchange privilege on the account application was not declined.

	FF Portfolios:	GST Funds:	GST Funds:
	Class I Shares	Institutional Shares	FST Administration Shares

By Telephone	Yes	Yes, if the telephone exchange privilege on the account application was elected.	Yes, if the telephone exchange privilege on the account application was elected.

GST Funds:
FST Shares

Yes, if the telephone exchange privilege on the account application was elected.

Minimum	If it represents the initial investment, the amount must satisfy initial investment requirements	If it represents the initial investment, the amount must satisfy initial investment requirements.

	FF Portfolios:	GST Funds:	GST Funds:
	Class I Shares	Institutional Shares	FST Administration Shares

Minimum	If it represents the initial investment, the amount must satisfy initial investment requirements	If it represents the initial investment, the amount must satisfy initial investment requirements.	If it represents the initial investment, the amount must satisfy initial investment requirements.

GST Funds:
FST Shares

If it represents the initial investment, the amount must satisfy initial investment requirements
Pricing of Shares for the FF Portfolio and GST Funds
      The price per share (offering price) will be the net asset value per share next determined after an FF Portfolio or GST Fund receives your purchase order plus, in the case of FF Class A Shares and GST Class A Shares, the applicable front-end sales charge.
      For processing purchase and redemption orders, the net asset value per share of each of the FF Portfolios and GST Funds is calculated each business day at the following times:

Time	FF	GST Funds

2:00 p.m., Eastern Time	Cash Reserve Portfolio
Municipal Money Market Portfolio
U.S. Government Money Market Portfolio
4:00 p.m. Eastern Time	Core Equity Portfolio	Structured U.S. Equity Fund
	Capital Appreciation Portfolio	Structured Small Cap Equity Fund
	Intermediate Bond Portfolio	Core Fixed Income Fund
	Tennessee Tax-Free Portfolio	Tennessee Municipal Income Fund
Financial Square Tax-Free Money Market Fund
5:00 p.m. Eastern Time		Financial Square Government Fund
Financial Square Money Market Fund

      The net asset value for each FF Portfolio is determined on any day that the Exchange is open. The net asset value for the Goldman Sachs Financial Square Money Market Fund, Government Fund and Tax-Free Money Market Fund is determined on any day that the Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays. The net asset value for each other GST Fund is determined on any day that the Exchange is open.
Dividends and Other Distributions
      Dividends from investment company taxable income for FF Portfolios and GST Funds are declared and paid as follows:

	FF	GST Funds

Declared Daily and Paid Monthly	Intermediate Bond Portfolio	Core Fixed Income Fund
	Tennessee Tax-Free Portfolio	Tennessee Municipal Fund
	Cash Reserve Portfolio	Financial Square Money Market Fund
	U.S. Government Money Market Portfolio	Financial Square Government Fund
	Municipal Money Market Portfolio	Financial Square Tax-Free Money Market Fund

Declared Annually and Paid Annually	Core Equity Portfolio	Structured U.S. Equity Fund
	Capital Appreciation Portfolio	Structured Small Cap Equity Fund

      Both the FF Portfolios and GST Funds make distributions of capital gains (if any) at least annually.
ADDITIONAL INFORMATION ABOUT THE FF PORTFOLIOS
AND GST FUNDS
Financial Highlights

FF Portfolios — Financial Highlights
      The following financial highlights tables are intended to help you understand each FF Portfolio’s financial performance for the past five years, or if shorter, the period of the FF Portfolios operation. Some of the information reflects financial information for a single FF Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the FF Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by Deloitte & Touche LLP, FF’s independent registered public accounting firm. Their report along with each FF Portfolio’s financial statements, are included in the annual report, which is available upon request without charge.
      Selected data for a share of beneficial interest outstanding throughout each period.

(This page intentionally left blank)

FINANCIAL HIGHLIGHTS
Core Equity Portfolio
Selected Per-Share Data
Class A Shares

		Income from Investment Operations			Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net	Net
	Beginning	Investment	Gain/(Loss) on	Investment	Investment	Realized	Total
Year	of Period	Income	Investments	Operations	Income	Gain	Distributions

For the Year Ended June 30,
2005^	$18.67	$0.23	$(0.33)	$(0.10)	$(0.12)	$(0.96)	$(1.08)
2004^	16.11	0.01	2.56	2.57	(0.01)	—	(0.01)
2003^	15.73	0.03	0.37	0.40	(0.02)	—	(0.02)
2002	21.85	0.04	(4.51)	(4.47)	(0.04)	(1.61)	(1.65)
2001	25.33	0.01	0.06	0.07	—	(3.55)	(3.55)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005^	1.28%
	2004^	—
	2003^	—
	2002	—
	2001	—
*	Class A total return does not include the one-time front-end sales charge.
+	Total return would have been lower had various fees not been waived during the period.
^	Per share amounts calculated based on the average shares outstanding during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average Daily	to Average	Portfolio
End of Period	Total Return*	(thousands)	Net Assets	Net Assets	Turnover Rate

$17.49	(0.70)%+	$55,914	1.24%	1.26%	24%
18.67	15.99	85,250	1.26	0.05	18
16.11	2.58	79,265	1.24	0.21	22
15.73	(21.73)	105,294	1.19	0.20	38
21.85	(0.95)	134,604	1.23	0.05	26

FINANCIAL HIGHLIGHTS
Core Equity Portfolio
Selected Per-Share Data
Class B Shares

		Income from Investment Operations			Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net	Net
	Beginning	Investment	Gain/(Loss) on	Investment	Investment	Realized	Total
Year	of Period	Gain/(Loss)	Investments	Operations	Income	Gain	Distributions

For the Year Ended June 30,
2005^	$17.99	$0.09	$(0.29)	$(0.20)	$(0.05)	$(0.96)	$(1.01)
2004^	15.62	(0.12)	2.49	2.37	—	—	—
2003^	15.35	(0.08)	0.35	0.27	—	—	—
2002	21.49	(0.05)	(4.48)	(4.53)	—	(1.61)	(1.61)
2001	25.13	(0.05)	(0.04)	(0.09)	—	(3.55)	(3.55)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005^	2.03%
	2004^	—
	2003^	—
	2002	—
	2001	—
+	Total return would have been lower had various fees not been waived during the period.
^	Per share amounts calculated based on the average shares outstanding during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment
Net Asset Value,		End of Period	to Average Daily	Income/(Loss) to	Portfolio
End of Period	Total Return	(thousands)	Net Assets	Average Net Assets	Turnover Rate

$16.78	(1.30)%+	$12,460	1.99%	0.50%	24%
17.99	15.17	15,432	2.02	(0.71)	18
15.62	1.76	14,069	2.01	(0.56)	22
15.35	(22.39)	15,636	1.98	(0.59)	38
21.49	(1.65)	13,849	1.99	(0.71)	26

FINANCIAL HIGHLIGHTS
Core Equity Portfolio
Selected Per-Share Data
Class C Shares

		Income from Investment Operations			Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net	Net
	Beginning	Investment	Gain/(Loss) on	Investment	Investment	Realized	Total
Year	of Period	Gain/(Loss)	Investments	Operations	Income	Gain	Distributions

For the Year Ended June 30,
2005^	$17.75	$0.09	$(0.27)	$(0.18)	$(0.05)	$(0.96)	$(1.01)
2004^	15.41	(0.12)	2.46	2.34	—	—	—
2003^	15.15	(0.08)	0.34	0.26	—	—	—
2002	21.23	(0.12)	(4.35)	(4.47)	—	(1.61)	(1.61)
2001	24.87	(0.13)	0.04	(0.09)	—	(3.55)	(3.55)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005^	2.03%
	2004^	—
	2005^	—
	2002	—
	2001	—
+	Total return would have been lower had various fees not been waived during the period.
^	Per share amounts calculated based on the average shares outstanding during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average Daily	to Average	Portfolio
End of Period	Total Return	(thousands)	Net Assets	Net Assets	Turnover Rate

$16.56	(1.19)%+	$42,825	1.99%	0.50%	24%
17.75	15.18	52,415	2.02	(0.71)	18
15.41	1.72	53,045	1.98	(0.53)	22
15.15	(22.38)	64,105	1.95	(0.56)	38
21.23	(1.66)	93,201	1.96	(0.69)	26

FINANCIAL HIGHLIGHTS
Core Equity Portfolio
Selected Per-Share Data
Class I Shares

		Income from Investment Operations			Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net	Net
	Beginning	Investment	Gain/(Loss) on	Investment	Investment	Realized	Total
Year	of Period	Income	Investments	Operations	Income	Gain	Distributions

For the Year Ended June 30,
2005^	$18.71	$0.27	$(0.33)	$(0.06)	$(0.14)	$(0.96)	$(1.10)
2004^	16.12	0.05	2.57	2.62	(0.03)	—	(0.03)
2003^	15.74	0.07	0.37	0.44	(0.06)	—	(0.06)
2002	21.87	0.08	(4.52)	(4.44)	(0.08)	(1.61)	(1.69)
2001	25.33	0.07	0.06	0.13	(0.04)	(3.55)	(3.59)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005^	1.03%
	2004^	—
	2003^	—
	2002	—
	2001	—
+	Total return would have been lower had various fees not been waived during the period.
^	Per share amounts calculated based on the average shares outstanding during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average Daily	to Average	Portfolio
End of Period	Total Return	(thousands)	Net Assets	Net Assets	Turnover Rate

$17.55	(0.45)%+	$304,032	0.99%	1.51%	24%
18.71	16.28	436,164	1.01	0.30	18
16.12	2.82	470,855	0.98	0.47	22
15.74	(21.53)	541,058	0.94	0.44	38
21.87	(0.70)	716,068	0.97	0.31	26

FINANCIAL HIGHLIGHTS
Capital Appreciation Portfolio
Selected Per-Share Data^
Class A Shares

		Income from Investment Operations			Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net
	Beginning	Investment	Gain/(Loss) on	Investment	Realized
Year	of Period	Loss	Investments	Operations	Gain

For the Year Ended June 30,
2005	$11.02	$(0.12)	$0.22	$0.10	$—
2004	8.93	(0.09)	2.18	2.09	—
2003	7.86	(0.08)	1.15	1.07	—
2002	9.80	(0.11)	(1.83)	(1.94)	—
2001	14.31	(0.09)	(1.20)	(1.29)	(3.22)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	1.55%
	2004	—
	2003	—
	2002	—
	2001	—
*	Class A total return does not include the one-time front-end sales charge.
+	Total return would have been lower had various fees not been waived during the period.
^	Per share amounts calculated based on the average shares outstanding during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Loss
Net Asset Value,		End of Period	to Average Daily	to Average	Portfolio
End of Period	Total Return*	(thousands)	Net Assets	Net Assets	Turnover Rate

$11.12	0.91%+	$9,193	1.53%	(1.17)%	83%
11.02	23.40	7,073	1.50	(0.89)	71
8.93	13.61	3,083	1.49	(1.05)	67
7.86	(19.80)	3,879	1.76	(1.32)	137
9.80	(11.21)	5,150	1.62	(0.80)	130

FINANCIAL HIGHLIGHTS
Capital Appreciation Portfolio
Selected Per-Share Data^
Class B Shares

		Income from Investment Operations			Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net
	Beginning	Investment	Gain/(Loss) on	Investment	Realized
Year	of Period	Loss	Investments	Operations	Gain

For the Year Ended June 30,
2005	$10.82	$(0.20)	$0.22	$0.02	$—
2004	8.84	(0.17)	2.15	1.98	—
2003	7.84	(0.13)	1.13	1.00	—
2002	9.86	(0.18)	(1.84)	(2.02)	—
2001	14.49	(0.16)	(1.25)	(1.41)	(3.22)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	2.30%
	2004	—
	2003	—
	2002	—
	2001	—
+	Total return would have been lower had various fees not been waived during the period.
^	Per share amounts calculated based on the average shares outstanding during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Loss
Net Asset Value,		End of Period	to Average Daily	to Average	Portfolio
End of Period	Total Return	(thousands)	Net Assets	Net Assets	Turnover Rate

$10.84	0.18%+	$1,220	2.28%	(1.92)%	83%
10.82	22.40	1,164	2.25	(1.64)	71
8.84	12.76	508	2.26	(1.82)	67
7.84	(20.49)	515	2.62	(2.17)	137
9.86	(12.00)	737	2.48	(1.66)	130

FINANCIAL HIGHLIGHTS
Capital Appreciation Portfolio
Selected Per-Share Data^
Class C Shares

		Income from Investment Operations			Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net
	Beginning	Investment	Gain/(Loss) on	Investment	Realized
Year	of Period	Loss	Investments	Operations	Gain

For the Year Ended June 30,
2005	$10.37	$(0.19)	$0.20	$0.01	$—
2004	8.47	(0.16)	2.06	1.90	—
2003	7.51	(0.12)	1.08	0.96	—
2002	9.43	(0.18)	(1.74)	(1.92)	—
2001	14.02	(0.19)	(1.18)	(1.37)	(3.22)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	2.30%
	2004	—
	2003	—
	2002	—
	2001	—
+	Total return would have been lower had various fees not been waived during the period.
^	Per share amounts calculated based on the average shares outstanding during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Loss
Net Asset Value,		End of Period	to Average Daily	to Average	Portfolio
End of Period	Total Return	(thousands)	Net Assets	Net Assets	Turnover Rate

$10.38	0.10%+	$727	2.28%	(1.92)%	83%
10.37	22.43	756	2.25	(1.64)	71
8.47	12.78	482	2.24	(1.80)	67
7.51	(20.36)	463	2.63	(2.18)	137
9.43	(12.13)	758	2.60	(1.78)	130

FINANCIAL HIGHLIGHTS
Capital Appreciation Portfolio
Selected Per-Share Data^
Class I Shares

		Income from Investment Operations			Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net
	Beginning	Investment	Gain/(Loss) on	Investment	Realized
Year	of Period	Loss	Investments	Operations	Gain

For the Year Ended June 30,
2005	$11.31	$(0.10)	$0.23	$0.13	$—
2004	9.14	(0.07)	2.24	2.17	—
2003	8.03	(0.06)	1.17	1.11	—
2002	9.98	(0.09)	(1.86)	(1.95)	—
2001	14.47	(0.05)	(1.22)	(1.27)	(3.22)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	1.30%
	2004	—
	2003	—
	2002	—
	2001	—
+	Total return would have been lower had various fees not been waived during the period.
^	Per share amounts calculated based on the average shares outstanding during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Loss
Net Asset Value,		End of Period	to Average Daily	to Average	Portfolio
End of Period	Total Return	(thousands)	Net Assets	Net Assets	Turnover Rate

$11.44	1.15%+	$109,737	1.28%	(0.92)%	83%
11.31	23.74	101,570	1.25	(0.64)	71
9.14	13.82	49,572	1.26	(0.81)	67
8.03	(19.54)	39,175	1.46	(1.01)	137
9.98	(10.93)	44,746	1.27	(0.45)	130

FINANCIAL HIGHLIGHTS
Intermediate Bond Portfolio
Selected Per-Share Data
Class A Shares

		Income from Investment Operations				Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized		Total from	Net	Net
	Beginning	Investment	Gain/(Loss) on		Investment	Investment	Realized	Total
Year	of Period	Income	Investments		Operations	Income	Gain	Distributions

For the Year Ended June 30,
2005	$10.24	$0.35	$0.00	**	$0.35	$(0.35)	$(0.04)	$(0.39)
2004	10.82	0.36	(0.44)		(0.08)	(0.36)	(0.14)	(0.50)
2003	10.40	0.44	0.48		0.92	(0.44)	(0.06)	(0.50)
2002	10.10	0.50	0.34		0.84	(0.50)	(0.04)	(0.54)
2001	9.59	0.52	0.51		1.03	(0.52)	—	(0.52)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	1.09%
	2004	1.08
	2003	1.08
	2002	1.07
	2001	1.04
*	Class A total return does not include the one-time front-end sales charge.
**	Less than $.005 per share.
+	Total return would have been lower had various fees not been waived during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average Daily	to Average	Portfolio
End of Period	Total Return+*	(thousands)	Net Assets(1)	Net Assets	Turnover Rate

$10.20	3.46%	$19,226	0.90%	3.36%	56%
10.24	(0.75)	18,758	0.90	3.40	27
10.82	9.08	52,686	0.88	4.15	36
10.40	8.43	50,032	0.87	4.83	61
10.10	10.99	45,098	0.84	5.27	59

FINANCIAL HIGHLIGHTS
Intermediate Bond Portfolio
Selected Per-Share Data
Class B Shares

		Income from Investment Operations				Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized		Total from	Net	Net
	Beginning	Investment	Gain/(Loss) on		Investment	Investment	Realized	Total
Year	of Period	Income	Investments		Operations	Income	Gain	Distributions

For the Year Ended June 30,
2005	$10.24	$0.30	$0.00	**	$0.30	$(0.30)	$(0.04)	$(0.34)
2004	10.82	0.31	(0.44)		(0.13)	(0.31)	(0.14)	(0.45)
2003***	10.55	0.27	0.33		0.60	(0.27)	(0.06)	(0.33)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	1.54%
	2004	1.53
	2003***	1.51*
*	Annualized.
**	Less than $.005 per share.
***	Class B commenced operations on October 28, 2002.
+	Total return would have been lower had various fees not been waived during the period.
#	Total returns for periods of less than one year are not annualized.

		Ratios and Supplemental Data

					Ratio of Net
		Net Assets,	Ratio of Expenses		Investment Income
Net Asset Value,		End of Period	to Average Daily		to Average		Portfolio
End of Period	Total Return+	(thousands)	Net Assets(1)		Net Assets		Turnover Rate

$10.20	2.98%	$365	1.35%		2.91%		56%
10.24	(1.21)	609	1.35		2.95		27
10.82	5.75 #	678	1.31	*	3.72	*	36

FINANCIAL HIGHLIGHTS
Intermediate Bond Portfolio
Selected Per-Share Data
Class C Shares

		Income from Investment Operations				Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized		Total from	Net	Net
	Beginning	Investment	Gain/(Loss) on		Investment	Investment	Realized	Total
Year	of Period	Income	Investments		Operations	Income	Gain	Distributions

For the Year Ended June 30,
2005	$10.25	$0.29	$0.00	**	$0.29	$(0.29)	$(0.04)	$(0.33)
2004	10.82	0.30	(0.43)		(0.13)	(0.30)	(0.14)	(0.44)
2003	10.40	0.38	0.49		0.87	(0.39)	(0.06)	(0.45)
2002	10.10	0.44	0.34		0.78	(0.44)	(0.04)	(0.48)
2001	9.59	0.47	0.51		0.98	(0.47)	—	(0.47)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	1.84%
	2004	1.83
	2003	1.82
	2002	1.89
	2001	1.86
**	Less than $.005 per share.
+	Total return would have been lower had various fees not been waived during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average Daily	to Average	Portfolio
End of Period	Total Return+	(thousands)	Net Assets(1)	Net Assets	Turnover Rate

$10.21	2.94%	$2,276	1.40%	2.86%	56%
10.25	(1.17)	2,221	1.40	2.90	27
10.82	8.54	3,468	1.37	3.66	36
10.40	7.81	1,710	1.44	4.25	61
10.10	10.38	1,333	1.42	4.70	59

FINANCIAL HIGHLIGHTS
Intermediate Bond Portfolio
Selected Per-Share Data
Class I Shares

		Income from Investment Operations				Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized		Total from	Net	Net
	Beginning	Investment	Gain/(Loss) on		Investment	Investment	Realized	Total
Year	of Period	Income	Investments		Operations	Income	Gain	Distributions

For the Year Ended June 30,
2005	$10.24	$0.37	$0.00	**	$0.37	$(0.37)	$(0.04)	$(0.41)
2004	10.81	0.38	(0.43)		(0.05)	(0.38)	(0.14)	(0.52)
2003	10.39	0.45	0.50		0.95	(0.47)	(0.06)	(0.53)
2002	10.10	0.52	0.33		0.85	(0.52)	(0.04)	(0.56)
2001	9.59	0.55	0.51		1.06	(0.55)	—	(0.55)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	0.84%
	2004	0.83
	2003	0.82
	2002	0.82
	2001	0.80
**	Less than $.005 per share.
+	Total return would have been lower had various fees not been waived during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average Daily	to Average	Portfolio
End of Period	Total Return+	(thousands)	Net Assets(1)	Net Assets	Turnover Rate

$10.20	3.72%	$316,404	0.65%	3.61%	56%
10.24	(0.43)	367,269	0.65	3.65	27
10.81	9.35	443,511	0.62	4.41	36
10.39	8.59	188,425	0.62	5.08	61
10.10	11.28	188,381	0.60	5.52	59

FINANCIAL HIGHLIGHTS
Tennessee Tax-Free Portfolio
Selected Per-Share Data
Class A Shares

		Income from Investment Operations			Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net	Net
	Beginning	Investment	Gain/(Loss) on	Investment	Investment	Realized	Total
Year	of Period	Income	Investments	Operations	Income	Gain	Distributions

For the Year Ended June 30,
2005	$10.28	$0.36	$0.12	$0.48	$(0.36)	$(0.03)	$(0.39)
2004	10.75	0.38	(0.42)	(0.04)	(0.38)	(0.05)	(0.43)
2003	10.49	0.39	0.29	0.68	(0.39)	(0.03)	(0.42)
2002	10.31	0.40	0.20	0.60	(0.40)	(0.02)	(0.42)
2001	9.92	0.41	0.39	0.80	(0.41)	—	(0.41)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	1.14%
	2004	1.10
	2003	1.07
	2002	1.08
	2001	1.08
*	Class A total return does not include the one-time front-end sales charge.
+	Total return would have been lower had various fees not been waived during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average Daily	to Average	Portfolio
End of Period	Total Return+*	(thousands)	Net Assets(1)	Net Assets	Turnover Rate

$10.37	4.78%	$8,771	0.94%	3.47%	11%
10.28	(0.45)	9,935	0.90	3.58	9
10.75	6.62	11,661	0.87	3.68	19
10.49	5.98	9,252	0.88	3.90	8
10.31	8.20	12,836	0.87	4.04	13

FINANCIAL HIGHLIGHTS
Tennessee Tax-Free Portfolio
Selected Per-Share Data
Class B Shares

		Income from Investment Operations			Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net	Net
	Beginning	Investment	Gain/(Loss) on	Investment	Investment	Realized	Total
Year	of Period	Income	Investments	Operations	Income	Gain	Distributions

For the Year Ended June 30,
2005	$10.26	$0.31	$0.12	$0.43	$(0.31)	$(0.03)	$(0.34)
2004	10.73	0.33	(0.42)	(0.09)	(0.33)	(0.05)	(0.38)
2003	10.47	0.34	0.29	0.63	(0.34)	(0.03)	(0.37)
2002	10.29	0.35	0.20	0.55	(0.35)	(0.02)	(0.37)
2001	9.90	0.36	0.39	0.75	(0.36)	—	(0.36)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	1.59%
	2004	1.55
	2003	1.52
	2002	1.57
	2001	1.53
+	Total return would have been lower had various fees not been waived during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average Daily	to Average	Portfolio
End of Period	Total Return+	(thousands)	Net Assets(1)	Net Assets	Turnover Rate

$10.35	4.31%	$2,933	1.39%	3.02%	11%
10.26	(0.91)	3,856	1.35	3.12	9
10.73	6.15	4,673	1.32	3.23	19
10.47	5.46	1,090	1.37	3.41	8
10.29	7.72	309	1.33	3.58	13

FINANCIAL HIGHLIGHTS
Tennessee Tax-Free Portfolio
Selected Per-Share Data
Class C Shares

		Income from Investment Operations			Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net	Net
	Beginning	Investment	Gain/(Loss) on	Investment	Investment	Realized	Total
Year	of Period	Income	Investments	Operations	Income	Gain	Distributions

For the Year Ended June 30,
2005	$10.27	$0.33	$0.12	$0.45	$(0.33)	$(0.03)	$(0.36)
2004	10.74	0.35	(0.42)	(0.07)	(0.35)	(0.05)	(0.40)
2003	10.48	0.37	0.29	0.66	(0.37)	(0.03)	(0.40)
2002	10.29	0.38	0.21	0.59	(0.38)	(0.02)	(0.40)
2001	9.90	0.38	0.39	0.77	(0.38)	—	(0.38)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	1.89%
	2004	1.85
	2003	1.82
	2002	1.84
	2001	1.87
+	Total return would have been lower had various fees not been waived during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average Daily	to Average	Portfolio
End of Period	Total Return+	(thousands)	Net Assets(1)	Net Assets	Turnover Rate

$10.36	4.52%	$4,721	1.19%	3.22%	11%
10.27	(0.71)	5,391	1.15	3.32	9
10.74	6.37	7,608	1.12	3.43	19
10.48	5.81	6,989	1.14	3.65	8
10.29	7.89	6,426	1.17	3.74	13

FINANCIAL HIGHLIGHTS
Tennessee Tax-Free Portfolio
Selected Per-Share Data
Class I Shares

		Income from Investment Operations			Distributions

	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net	Net
	Beginning	Investment	Gain/(Loss) on	Investment	Investment	Realized	Total
Year	of Period	Income	Investments	Operations	Income	Gain	Distributions

For the Year Ended June 30,
2005	$10.26	$0.39	$0.12	$0.51	$(0.39)	$(0.03)	$(0.42)
2004	10.73	0.40	(0.42)	(0.02)	(0.40)	(0.05)	(0.45)
2003	10.47	0.42	0.29	0.71	(0.42)	(0.03)	(0.45)
2002	10.28	0.43	0.21	0.64	(0.43)	(0.02)	—
2001	9.89	0.44	0.39	0.83	(0.44)	—	(0.44)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	0.89%
	2004	0.85
	2003	0.83
	2002	0.84
	2001	0.82
+	Total return would have been lower had various fees not been waived during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average Daily	to Average	Portfolio
End of Period	Total Return+	(thousands)	Net Assets(1)	Net Assets	Turnover Rate

$10.35	5.05%	$107,783	0.69%	3.72%	11%
10.26	(0.22)	143,278	0.65	3.83	9
10.73	6.89	163,440	0.63	3.93	19
10.47	6.34	164,437	0.64	4.14	8
10.28	8.49	168,940	0.62	4.29	13

FINANCIAL HIGHLIGHTS
Cash Reserve Portfolio
Selected Per-Share Data
Class C Shares

		Income from
		Investment
		Operations	Distributions
	Net Asset
	Value,	Net	Net
	Beginning	Investment	Investment
Year	of Period	Income	Income

For the Year Ended June 30,
2005	$1.00	$0.017	$(0.017)
2004	1.00	0.006	(0.006)
2003	1.00	0.011	(0.011)
2002	1.00	0.022	(0.022)
2001	1.00	0.055	(0.055)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	0.81%
	2004	0.82
	2003	0.79
	2002	0.76
	2001	0.90
+	Total return would have been lower had various fees not been waived during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average	to Average
End of Period	Total Return+	(thousands)	Net Assets(1)	Net Assets

$1.00	1.71%	$196,422	0.55%	1.68%
1.00	0.60	208,376	0.55	0.60
1.00	1.08	209,062	0.55	1.09
1.00	2.19	212,250	0.50	2.11
1.00	5.65	231,201	0.52	5.26

FINANCIAL HIGHLIGHTS
Cash Reserve Portfolio
Selected Per-Share Data
Class I Shares

		Income from
		Investment
		Operations	Distributions
	Net Asset
	Value,	Net	Net
	Beginning	Investment	Investment
Year	of Period	Income	Income

For the Year Ended June 30,
2005	$1.00	$0.019	$(0.019)
2004	1.00	0.008	(0.008)
2003	1.00	0.013	(0.013)
2002	1.00	0.024	(0.024)
2001	1.00	0.058	(0.058)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	0.36%
	2004	0.37
	2003	0.34
	2002	0.31
	2001	0.45
+	Total return would have been lower had various fees not been waived during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average Net	to Average
End of Period	Total Return+	(thousands)	Assets(1)	Net Assets

$1.00	1.96%	$32,457	0.30%	1.93%
1.00	0.85	28,827	0.30	0.85
1.00	1.33	46,717	0.30	1.34
1.00	2.44	47,402	0.25	2.36
1.00	5.92	35,453	0.27	5.51

FINANCIAL HIGHLIGHTS
U.S. Government Money Market Portfolio
Selected Per-Share Data
Class C Shares

		Income from
		Investment
		Operations	Distributions
	Net Asset
	Value,	Net	Net
	Beginning	Investment	Investment
Year	of Period	Income	Income

For the Year Ended June 30,
2005	$1.00	$0.017	$(0.017)
2004	1.00	0.006	(0.006)
2003	1.00	0.011	(0.011)
2002	1.00	0.021	(0.021)
2001	1.00	0.055	(0.055)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	0.80%
	2004	0.79
	2003	0.79
	2002	0.77
	2001	0.85
+	Total return would have been lower had various fees not been waived during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average Net	to Average
End of Period	Total Return+	(thousands)	Assets(1)	Net Assets

$1.00	1.71%	$7,142	0.50%	1.70%
1.00	0.62	8,081	0.50	0.60
1.00	1.08	7,598	0.50	1.08
1.00	2.17	8,297	0.50	2.02
1.00	5.59	2,500	0.48	5.49

FINANCIAL HIGHLIGHTS
U.S. Government Money Market Portfolio
Selected Per-Share Data
Class I Shares

		Income from
		Investment
		Operations	Distributions
	Net Asset
	Value,	Net	Net
	Beginning	Investment	Investment
Year	of Period	Income	Income

For the Year Ended June 30,
2005	$1.00	$0.019	$(0.019)
2004	1.00	0.009	(0.009)
2003	1.00	0.013	(0.013)
2002	1.00	0.024	(0.024)
2001	1.00	0.057	(0.057)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	0.35%
	2004	0.34
	2003	0.34
	2002	0.32
	2001	0.40
+	Total return would have been lower had various fees not been waived during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average Net	to Average
End of Period	Total Return+	(thousands)	Assets(1)	Net Assets

$1.00	1.97%	$128,892	0.25%	1.95%
1.00	0.87	116,124	0.25	0.85
1.00	1.34	124,310	0.25	1.33
1.00	2.42	128,530	0.25	2.27
1.00	5.85	81,572	0.23	5.74

FINANCIAL HIGHLIGHTS
Municipal Money Market Portfolio
Selected Per-Share Data
Class C Shares

		Income from
		Investment
		Operations	Distributions
	Net Asset
	Value,	Net	Net
	Beginning	Investment	Investment
Year	of Period	Income	Income

For the Year Ended June 30,
2005	$1.00	$0.013	$(0.013)
2004	1.00	0.005	(0.005)
2003	1.00	0.008	(0.008)
2002	1.00	0.014	(0.014)
2001	1.00	0.033	(0.033)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	0.82%
	2004	0.80
	2003	0.78
	2002	0.76
	2001	0.93
+	Total return would have been lower had various fees not been waived during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average	to Average
End of Period	Total Return+	(thousands)	Net Assets(1)	Net Assets

$1.00	1.30%	$25,927	0.55%	1.24%
1.00	0.52	44,801	0.55	0.52
1.00	0.85	25,777	0.55	0.84
1.00	1.44	24,181	0.50	1.40
1.00	3.37	22,466	0.55	3.26

FINANCIAL HIGHLIGHTS
Municipal Money Market Portfolio
Selected Per-Share Data
Class I Shares

		Income from
		Investment
		Operations	Distributions
	Net Asset
	Value,	Net	Net
	Beginning	Investment	Investment
Year	of Period	Income	Income

For the Year Ended June 30,
2005	$1.00	$0.015	$(0.015)
2004	1.00	0.008	(0.008)
2003	1.00	0.011	(0.011)
2002	1.00	0.017	(0.017)
2001	1.00	0.036	(0.036)

(1)	During the period, various fees were waived. The ratio of expenses to average net assets had such waivers not occurred is as follows.
	2005	0.37%
	2004	0.35
	2003	0.33
	2002	0.31
	2001	0.46
+	Total return would have been lower had various fees not been waived during the period.

		Ratios and Supplemental Data

				Ratio of Net
		Net Assets,	Ratio of Expenses	Investment Income
Net Asset Value,		End of Period	to Average	to Average
End of Period	Total Return+	(thousands)	Net Assets(1)	Net Assets

$1.00	1.55%	$49,356	0.30%	1.49%
1.00	0.78	48,720	0.30	0.77
1.00	1.10	67,516	0.30	1.09
1.00	1.69	57,482	0.25	1.65
1.00	3.66	47,665	0.28	3.53

GST Funds — Financial Highlights
      The following financial highlights tables are intended to help you understand each GST Fund’s financial performance for the past five years. Certain information reflects financial results for a single GST Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in GST Fund (assuming reinvestment of all dividends and distributions). The information for the Goldman Sachs Structured U.S. Equity Fund (formerly, CORE U.S. Equity Fund) and Goldman Sachs Structured Small Cap Equity Fund (formerly, CORE Small Cap Equity Fund) has been audited by PricewaterhouseCoopers LLP. The information for the Goldman Sachs Core Fixed Income Fund has been audited by Ernst & Young LLP. The information for the Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP’s and Ernst & Young LLP’s reports along with such GST Fund’s financial statements, are included in the annual report, which is available upon request without charge. The financial highlights for the six months ended June 30, 2005 with respect to the GST Money Market Funds are unaudited.
      Selected data for a share of beneficial interest outstanding throughout each period

(This page intentionally left blank)

FINANCIAL HIGHLIGHTS
Goldman Sachs Structured U.S. Equity Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from Investment Operations			Distributions to Shareholders
	Net Asset
	Value,	Net	Net Realized	Total from	From Net	From Net
	Beginning	Investment	and Unrealized	Investment	Investment	Realized	Total
Year—Share Class	of Year	Income (Loss)(a)	Gain (Loss)	Operations	Income	Gains	Distributions

For the Years Ended August 31,
2005 - A	$25.81	$0.26 (c)	$3.28	$3.54	$(0.22)	$—	$(0.22)
2005 - B	24.39	0.05 (c)	3.09	3.14	(0.01)	—	(0.01)
2005 - Institutional	26.32	0.36 (c)	3.37	3.73	(0.33)	—	(0.33)

2004 - A	22.57	0.11	3.20	3.31	(0.07)	—	(0.07)
2004 - B	21.42	(0.08)	3.05	2.97	—	—	—
2004 - Institutional	23.00	0.21	3.27	3.48	(0.16)	—	(0.16)

2003 - A	20.18	0.09	2.31	2.40	(0.01)	—	(0.01)
2003 - B	19.28	(0.06)	2.20	2.14	—	—	—
2003 - Institutional	20.57	0.17	2.37	2.54	(0.11)	—	(0.11)

2002 - A	24.30	0.04	(4.16)	(4.12)	—	—	—
2002 - B	23.39	(0.13)	(3.98)	(4.11)	—	—	—
2002 - Institutional	24.68	0.14	(4.25)	(4.11)	—	—	—

2001 - A	36.77	0.01	(8.96)	(8.95)	(0.06)	(3.46)	(3.52)
2001 - B	35.71	(0.19)	(8.67)	(8.86)	—	(3.46)	(3.46)
2001 - Institutional	37.30	0.13	(9.09)	(8.96)	(0.20)	(3.46)	(3.66)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Reflects income recognized from a special dividend which amounted to $0.10 per share and 0.37% of average net assets.

						Ratios Assuming No
						Expense Reductions

				Ratio of		Ratio of	Ratio of
Net Asset		Net Assets,	Ratio of	Net Investment		Total	Net Investment
Value,		End of	Net Expenses	Income (Loss)		Expenses	Income (Loss)		Portfolio
End of	Total	Year	to Average	to Average		to Average	to Average		Turnover
Year	Return(b)	(in 000s)	Net Assets	Net Assets		Net Assets	Net Assets		Rate

$29.13	13.75%	$477,204	1.09%	0.93	%(c)	1.19%	0.83	%(c)	142%
27.52	12.87	108,595	1.84	0.19	(c)	1.94	0.09	(c)	142
29.72	14.16	269,545	0.69	1.23	(c)	0.79	1.13	(c)	142

25.81	14.71	398,346	1.13	0.43		1.25	0.31		112
24.39	13.87	115,492	1.88	(0.32)		2.00	(0.44)		112
26.32	15.18	140,587	0.73	0.83		0.85	0.71		112

22.57	11.90	351,673	1.15	0.44		1.26	0.33		74
21.42	11.10	118,993	1.90	(0.31)		2.01	(0.42)		74
23.00	12.40	131,457	0.75	0.84		0.86	0.73		74

20.18	(16.95)	340,934	1.14	0.19		1.24	0.09		74
19.28	(17.57)	125,243	1.89	(0.57)		1.99	(0.67)		74
20.57	(16.65)	163,439	0.74	0.59		0.84	0.49		74

24.30	(25.96)	471,445	1.14	0.04		1.23	(0.05)		54
23.39	(26.49)	184,332	1.89	(0.70)		1.98	(0.79)		54
24.68	(25.66)	255,400	0.74	0.45		0.83	0.36		54

FINANCIAL HIGHLIGHTS
Goldman Sachs Structured Small Cap Equity Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from Investment Operations			Distributions to Shareholders
	Net Asset
	Value,	Net	Net Realized	Total from	From Net	From Net
	Beginning	Investment	and Unrealized	Investment	Investment	Realized	Total
Year—Share Class	of Year	Income (Loss)(a)	Gain (Loss)	Operations	Income	Gains	Distributions

For the Years Ended August 31,
2005 - A	$12.24	$(0.02)	$3.02	$3.00	$—	$(0.69)	$(0.69)
2005 - B	11.56	(0.11)	2.84	2.73	—	(0.69)	(0.69)
2005 - Institutional	12.52	0.04	3.08	3.12	—	(0.69)	(0.69)

2004 - A	11.61	(0.04)	1.38	1.34	(0.02)	(0.69)	(0.71)
2004 - B	11.06	(0.13)	1.32	1.19	—	(0.69)	(0.69)
2004 - Institutional	11.84	0.01	1.41	1.42	(0.05)	(0.69)	(0.74)

2003 - A	9.36	0.02	2.23	2.25	—	—	—
2003 - B	8.99	(0.05)	2.12	2.07	—	—	—
2003 - Institutional	9.51	0.06	2.27	2.33	—	—	—

2002 - A	10.59	— (c)	(0.83)	(0.83)	—	(0.40)	(0.40)
2002 - B	10.26	(0.08)	(0.79)	(0.87	—	(0.40)	(0.40)
2002 - Institutional	10.76	0.04	(0.85)	(0.81)	(0.04)	(0.40)	(0.44)

2001 - A	12.90	0.01	(1.12)	(1.11)	—	(1.20)	(1.20)
2001 - B	12.63	(0.07)	(1.10)	(1.17)	—	(1.20)	(1.20)
2001 - Institutional	13.03	0.05	(1.12)	(1.07)	—	(1.20)	(1.20)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Less than $0.005 per share.

					Ratios Assuming No
					Expense Reductions

				Ratio of	Ratio of	Ratio of
Net Asset		Net Assets,	Ratio of	Net Investment	Total	Net Investment
Value,		End of	Net Expenses	Income (Loss)	Expenses	Income (Loss)	Portfolio
End of	Total	Year	to Average	to Average	to Average	to Average	Turnover
Year	Return(b)	(in 000s)	Net Assets	Net Assets	Net Assets	Net Assets	Rate

$14.55	24.97%	$154,877	1.33%	(0.15)%	1.41%	(0.23)%	149%
13.60	24.07	19,555	2.08	(0.89)	2.16	(0.97)	149
14.95	25.57	328,912	0.93	0.25	1.01	0.17	149

12.24	11.87	114,684	1.33	(0.30)	1.43	(0.40)	153
11.56	11.08	19,642	2.08	(1.04)	2.18	(1.14)	153
12.52	12.31	145,003	0.93	0.10	1.03	—	153

11.61	24.04	89,340	1.34	0.25	1.52	0.07	149
11.06	23.03	19,408	2.09	(0.51)	2.27	(0.69)	149
11.84	24.50	111,957	0.94	0.65	1.12	0.47	149

9.36	(8.20)	57,014	1.34	0.01	1.58	(0.23)	136
8.99	(8.88)	16,854	2.09	(0.74)	2.33	(0.98)	136
9.51	(7.93)	57,683	0.94	0.39	1.18	0.15	136

10.59	(8.64)	50,093	1.33	0.09	1.59	(0.17)	85
10.26	(9.35)	16,125	2.08	(0.66)	2.34	(0.92)	85
10.76	(8.28)	62,794	0.93	0.48	1.19	0.22	85

FINANCIAL HIGHLIGHTS
Goldman Sachs Core Fixed Income Fund
Selected Data for a Share Outstanding Throughout Each Year

		Income (Loss) from Investment Operations			Distributions to Shareholders
	Net Asset
	Value,	Net	Net Realized	Total from	From Net	From Net
	Beginning	Investment	and Unrealized	Investment	Investment	Realized	Total
Year—Share Class	of Year	Income(b)	Gain (Loss)	Operations	Income	Gains	Distributions

For the Years Ended October 31,
2005 - Class A	$10.25	$0.32	$(0.20)	$0.12	$(0.37)	$(0.13)	$(0.50)
2005 - Institutional	10.28	0.36	(0.21)	0.15	(0.40)	(0.13)	(0.53)

2004 - Class A	10.31	0.30	0.32	0.62	(0.33)	(0.35)	(0.68)
2004 - Institutional	10.35	0.34	0.31	0.65	(0.37)	(0.35)	(0.72)

2003 - Class A	10.07	0.40	0.28	0.68	(0.40)	(0.04)	(0.44)
2003 - Institutional	10.09	0.45	0.29	0.74	(0.44)	(0.04)	(0.48)

2002 - Class A	10.25	0.50	(0.13)	0.37	(0.52)	(0.03)	(0.55)
2002 - Institutional	10.28	0.55	(0.15)	0.40	(0.56)	(0.03)	(0.59)

2001 - Class A	9.52	0.56	0.75	1.31	(0.58)	—	(0.58)
2001 - Institutional	9.54	0.60	0.76	1.36	(0.62)	—	(0.62)

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Includes the effect of mortgage dollar roll transactions.

					Ratios Assuming No
					Expense Reductions

				Ratio of	Ratio of	Ratio of
		Net Assets	Ratio of	Net Investment	Total	Net Investment
Net Asset		at End of	Net Expenses	Income to	Expenses	Income to	Portfolio
Value, End	Total	Year	to Average	Average Net	to Average	Average Net	Turnover
of Year	Return(a)	(in 000s)	Net Assets	Assets	Net Assets	Assets	Rate(c)

$9.87	1.14%	$658,114	0.86%	3.14%	0.86%	3.14%	283%
9.90	1.53	1,098,280	0.47	3.54	0.47	3.54	283

10.25	6.24	523,045	0.90	2.96	0.90	2.96	549
10.28	6.55	860,021	0.50	3.36	0.50	3.36	549

10.31	7.03	445,178	0.89	3.91	0.89	3.91	489
10.35	7.54	695,181	0.49	4.39	0.49	4.39	489

10.07	3.59	315,441	0.90	5.03	0.90	5.03	437
10.09	3.99	733,996	0.50	5.51	0.50	5.51	437

10.25	14.17	178,885	0.94	5.61	0.94	5.61	315
10.28	14.69	440,836	0.54	6.05	0.54	6.05	315

FINANCIAL HIGHLIGHTS
Goldman Sachs Trust—Financial Square Funds
Money Market Fund
Selected Data for a Share Outstanding Throughout Each Period

											Ratios Assuming No
											Expense Reductions

									Ratio of				Ratio of
							Ratio of		Net		Ratio of		Net
	Net Asset			Net Asset		Net Assets,	Net		Investment		Total		Investment
	Value,	Net	Distributions	Value,		End of	Expenses to		Income to		Expenses to		Income to
	Beginning	Investment	to	End of	Total	Period	Average		Average		Average		Average
Year—Share Class	of Period	Income(a)	Shareholders	Period	Return(b)	(In 000’s)	Net Assets		Net Assets		Net Assets		Net Assets

For the Six Months Ended June 30, (Unaudited)
2005-FST Shares	$1.00	$0.013	$(0.013)	$1.00	1.30%	$10,759,291	0.18	%(c)	2.60	%(c)	0.22	%(c)	2.56	%(c)
2005-FST Administration Shares	1.00	0.012	(0.012)	1.00	1.17	623,053	0.43	(c)	2.36	(c)	0.47	(c)	2.32	(c)
For the Periods Ended December 31,
2004-FST Shares	1.00	0.013	(0.013)	1.00	1.26	9,209,408	0.18		1.25		0.22		1.21
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.01	626,210	0.43		1.05		0.47		1.01

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	10,389,312	0.18		1.07		0.22		1.03
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	447,290	0.43		0.81		0.47		0.77

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	9,194,848	0.18		1.76		0.22		1.72
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	480,359	0.43		1.50		0.47		1.46

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.16	15,909,394	0.18		3.74		0.23		3.69
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.91	645,588	0.43		3.72		0.48		3.67

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.44	5,954,862	0.18		6.25		0.22		6.21
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18	421,498	0.43		6.02		0.47		5.98

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

FINANCIAL HIGHLIGHTS
Goldman Sachs Trust—Financial Square Funds
Government Fund
Selected Data for a Share Outstanding Throughout Each Period

											Ratios Assuming No
											Expense Reductions

									Ratio of				Ratio of
							Ratio of		Net		Ratio of		Net
	Net Asset			Net Asset		Net Assets,	Net		Investment		Total		Investment
	Value,	Net	Distributions	Value,		End	Expenses to		Income to		Expenses to		Income to
	Beginning	Investment	to	End of	Total	of Period	Average		Average		Average		Average
Year—Share Class	of Period	Income(a)	Shareholders	Period	Return(b)	(In 000’s)	Net Assets		Net Assets		Net Assets		Net Assets

For the Six Months Ended June 30, (Unaudited)
2005-FST Shares	$1.00	$0.013	$(0.013)	$1.00	1.27%	$1,808,140	0.18	%(c)	2.55	%(c)	0.22	%(c)	2.51	%(c)
2005-FST Administration Shares	1.00	0.011	(0.011)	1.00	1.15	859,915	0.43	(c)	2.31	(c)	0.47	(c)	2.27	(c)
For the Periods Ended December 31,
2004-FST Shares	1.00	0.012	(0.012)	1.00	1.23	2,386,970	0.18		1.27		0.22		1.23
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	0.98	1,072,788	0.43		0.99		0.47		0.95

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.04	1,906,071	0.18		1.05		0.22		1.01
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	934,764	0.43		0.78		0.47		0.74

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.69	3,062,537	0.18		1.68		0.22		1.64
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.44	944,400	0.43		1.40		0.47		1.36

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.09	4,201,586	0.18		3.76		0.24		3.70
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.83	1,169,694	0.43		3.52		0.49		3.46

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.31	1,859,266	0.18		6.14		0.23		6.09
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.05	595,037	0.43		5.93		0.48		5.88

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

FINANCIAL HIGHLIGHTS
Goldman Sachs Trust—Financial Square Funds
Tax-Free Money Market Fund
Selected Data for a Share Outstanding Throughout Each Period

											Ratios Assuming No
											Expense Reductions

									Ratio of				Ratio of
							Ratio of		Net		Ratio of		Net
	Net Asset			Net Asset		Net Assets,	Net		Investment		Total		Investment
	Value,	Net	Distributions	Value,		End	Expenses to		Income to		Expenses to		Income to
	Beginning	Investment	to	End	Total	of Period	Average		Average		Average		Average
Year—Share Class	of Period	Income(a)	Shareholders	of Period	Return(b)	(In 000’s)	Net Assets		Net Assets		Net Assets		Net Assets

For the Six Months Ended June 30, (Unaudited)
2005-FST Shares	$1.00	$0.010	$(0.010)	$1.00	1.00%	$7,143,394	0.18	%(c)	1.98	%(c)	0.22	%(c)	1.94	%(c)
2005-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.87	342,855	0.43	(c)	1.73	(c)	0.47	(c)	1.69	(c)
For the Periods Ended December 31,
2004-FST Shares	1.00	0.010	(0.010)	1.00	1.05	8,026,117	0.18		1.03		0.22		0.99
2004-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	345,968	0.43		0.81		0.47		0.77

2003-FST Shares	1.00	0.009	(0.009)	1.00	0.89	7,052,124	0.18		0.87		0.22		0.83
2003-FST Administration Shares	1.00	0.006	(0.006)	1.00	0.64	273,661	0.43		0.61		0.47		0.57

2002-FST Shares	1.00	0.01	(0.01)	1.00	1.30	4,537,375	0.18		1.29		0.22		1.25
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.05	206,792	0.43		1.04		0.47		1.00

2001-FST Shares	1.00	0.03	(0.03)	1.00	2.60	3,588,030	0.18		2.46		0.23		2.41
2001-FST Administration Shares	1.00	0.02	(0.02)	1.00	2.34	146,621	0.43		2.27		0.48		2.22

2000-FST Shares	1.00	0.04	(0.04)	1.00	3.95	2,693,098	0.18		3.93		0.23		3.88
2000-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.69	108,335	0.43		3.66		0.48		3.61

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Less than $0.005 per share.

Materials Incorporated By Reference
      Information about the FF Portfolios is included in the Prospectuses for FF dated October 28, 2005, which are incorporated herein by reference.
      Information about the GST Funds is included in the Prospectuses (as supplemented) dated: (1) December 29, 2005 for the Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Structured Small Cap Equity Fund; (2) February 25, 2005 for the Goldman Sachs Core Fixed Income Fund; (3) April 29, 2005 for the Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund, and (4) January 3, 2006 Goldman Sachs Tennessee Municipal Fund, copies of which accompany this Proxy/ Prospectus and are incorporated herein by reference.
VOTING INFORMATION
General Information
      The FF Trustees are furnishing this Proxy/ Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of FF and GST may also solicit proxies by telephone or otherwise. Shareholders may vote: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope, (2) by touch-tone voting, or (3) by on-line voting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to FF a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.
      Only shareholders of record at the close of business on                     will be entitled to vote at the Special Meeting. On that date, the following FF Portfolio Shares were outstanding and entitled to be voted:

Shares Outstanding and
FF	Entitled to Vote

Core Equity Portfolio
Capital Appreciation Portfolio
Intermediate Bond Portfolio
Tennessee Tax-Free Portfolio
Cash Reserve Portfolio
U.S. Government Money Market Portfolio
Tax-Free Money Market Fund
Municipal Money Market Portfolio
      Each whole and fractional share of an FF Portfolio is entitled to a whole or fractional vote, as the case may be.
      The votes of the shareholders of GST Funds are not being solicited since their approval or consent is not necessary for the Reorganization to take place.
      If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.
Shareholder and Board Approvals
      The Reorganization Agreement is being submitted for approval by FF Portfolios’ shareholders at the Special Meeting pursuant to FF’s Declaration of Trust and By-Laws, and was approved by the FF Trustees, including all of the Independent FF Trustees, at a meeting held on December 12, 2005. FF shareholders will vote on the Reorganization Agreement on a portfolio by portfolio basis. Approval of each Reorganization requires the approval of the holders of the lesser of (1) more than 50% of the outstanding shares of the relevant FF Portfolio or (2) 67% or more of the shares of the relevant FF Portfolio present at the Special Meeting if more than 50% of the outstanding shares of the relevant FF Portfolio are represented at the Special Meeting in person of by proxy. A vote for the Reorganization Agreement includes a vote for the Reorganization of the FF Portfolios; conversely, a vote against the Reorganization Agreement is a vote against the Reorganization of the FF. The Reorganization Agreement provides that in the event the Reorganization Agreement is approved with respect to less than all of the FF Portfolios, the failure of an FF Portfolio to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to any other FF Portfolio. Accordingly, it is possible that if a shareholder owns shares in two or more FF Portfolios and one of the FF Portfolios does not approve the Reorganization, then the shareholder of the particular FF Portfolio which did not approve the Reorganization would remain a shareholder of that FF Portfolio. However, with respect to the FF Portfolios that approve the Reorganization, a shareholder of those particular FF Portfolios at the Effective Time of the Reorganization would become a shareholder of the Corresponding GST Funds.
Quorum and Adjournment
      In the event that a quorum is not present at the Special Meeting, one or more adjournment(s) may be proposed to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes cast, the nature of any further solicitation and the information to be provided to owners with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment.
      Any adjourned session or sessions may be held after the date set for the original Special Meeting without notice except announcement at the Special Meeting. Any such adjournment(s) will require the affirmative vote of a plurality of those shares affected by the adjournment(s) that are represented at the Special Meeting in person or by proxy and entitled to vote. A shareholder vote may be taken with respect to one or more FF Portfolio (but not the other FF Portfolios) on some or all matters before any such adjournment(s) if a quorum is present and sufficient votes have been received for approval with respect to such FF Portfolios.
      A quorum is constituted with respect to a FF Portfolio by the presence in person or by proxy of the holders of a majority of the shares of such FF Portfolio entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting but which have not been voted. Abstentions will have the effect of a “no” vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will have the same effect as abstentions.

Principal Shareholders
      As of                     , 2006, the officers of FF and FF Trustees as a group owned or controlled less than 1% of each FF’s outstanding shares. As of                     , 2006, the officers and Trustees of each GST Fund as a group owned or controlled less than 1% of each GST Fund’s outstanding shares. The following table sets forth the name, address and share ownership of each person known to FF to have ownership with respect to 5% or more of a class of an FF Portfolio as of                     , 2006. The type of ownership of each entry listed on the table is record ownership. The percentage of the Corresponding GST Fund other than the Tennessee Tax-Free Portfolio that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

	Name and	Class; Amount	Percentage of	Percentage of
FF Portfolio	Address	of Shares Owned	Class Owned	Fund Owned

Core Equity Portfolio
Capital Appreciation Portfolio
Intermediate Bond Portfolio
Tennessee Tax-Free Portfolio
Cash Reserve Portfolio
U.S. Government Money Market Portfolio
Municipal Money Market Portfolio
      The following table sets forth the name, address and share ownership of each person known to GST to have ownership with respect to 5% or more of a class of a GST Fund as of                     , 2006. The type of ownership of each entry listed on the table is record ownership. The percentage of GST Fund that would be owned by the below named shareholder upon consummation of the Reorganization is expected to decline.

	Name and	Class; Amount	Percentage of	Percentage of
GST Fund	Address	of Shares Owned	Class Owned	Fund Owned

Structured U.S. Equity Fund
Structured Small Cap Equity Fund
Core Fixed Income Fund
Financial Square Money Market Fund
Financial Square Government Fund
Financial Square Tax-Free Money Market Fund
      For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.
      FF and GST have been advised by First Tennessee that the shares of each FF Portfolio over which First Tennessee and its affiliates have voting power may be voted by First Tennessee, in its capacity as fiduciary, and that it has engaged an independent third party to evaluate the Reorganization proposal and make a recommendation as to how to vote such shares. In certain cases, First Tennessee and its affiliates may have the power to vote, as record holder of FF Portfolio shares, 50% or more of the outstanding shares of an FF Portfolio.
OTHER INFORMATION
Shareholder Proposals
      As a general matter, FF does not hold annual meetings of shareholders unless otherwise required by the 1940 Act. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder’s meeting should send their written proposals to the Secretary of FF, 1625 Broadway, Suite 2200, Denver, CO 80202.
Other Business
      First Tennessee and FF know of no business to be presented to the Special Meeting other than the matters set forth in this Proxy/ Prospectus.
Available Information
      FF and GST are each subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by FF and GST may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549, and at certain of the following regional offices of the SEC listed below: Northeast Regional Office, The 3 World Financial Center, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. Information included in the Proxy/ Prospectus concerning FF was provided by FF and information included in the Proxy/ Prospectus concerning GST was provided by GST.
Legal Proceedings
      On April 2, 2004, Lois Burke, a plaintiff identifying herself as a shareholder of the Goldman Sachs Internet Tollkeeper Fund, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against Goldman Sachs, GSAM, the Trustees and Officers of the GST, and John Doe Defendants. In addition, certain other investment portfolios of GST were named as nominal defendants. On April 19 and May 6, 2004, additional class and derivative action lawsuits containing substantially similar allegations and requests for redress were filed in the United States District Court for the Southern District of New York. On June 29, 2004, the three complaints were consolidated into one action, In re Goldman Sachs Mutual Funds Fee Litigation, and on November 17, 2004, the plaintiffs filed consolidated amended complaint against Goldman Sachs, GSAM, Goldman Sachs Asset Management International (“GSAMI”), the Trustees and Officers or GST and Goldman Sachs Variable Insurance Trust (“GSVIT”) and John Doe Defendants (collectively, the “Defendants”) in the United States District Court for the Southern District of New York. Certain investment portfolios of GST and GSVIT (collectively, the “Goldman Sachs Funds”) were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended complaint on April 15, 2005.
      The second amended consolidated complaint, which is brought on behalf of all persons or entities who held shares in the Goldman Sachs Funds between April 2, 1999 and January 9, 2004, inclusive (the “Class Period”), asserts claims involving (i) violations of the Investment Company and the Investment Advisers Act of 1940, (ii) common law breach of fiduciary duty, and (iii) unjust enrichment. The complaint alleges, among other things, that during the Class Period, the Defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Investment Company Act which were necessary to prevent such registration statements and reports from being materially false and misleading. In addition, the complaint alleges that the Goldman Sachs Funds paid excessive and improper investment advisory fees to GSAM and GSAMI. The complaint also alleges that GSAM and GSAMI used Rule 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that GST’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. The plaintiffs in the cases are seeking compensatory damages; rescission of GSAM’s and GSAMI’s investment advisory agreements and return of fees paid; an accounting of all Goldman

Sachs Funds-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and reasonable costs and expenses, including counsel fees and expert fees.
      Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuit will have a material adverse financial impact on the Goldman Sachs Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Sachs Funds.
Experts
      The audited financial statements for the FF Portfolios, appearing in the FF 2005 Annual Report, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as set forth in their report therein and incorporated by reference into the Statement of Additional Information relating to this Proxy/ Prospectus. Such financial statements are incorporated therein by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.
      The audited financial statements and related reports of PricewaterhouseCoopers LLP (with respect to the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund,) and Ernst & Young LLP (with respect to the Goldman Sachs Core Fixed Income Fund), independent registered public accounting firms for GST Funds, contained in: (1) the 2005 Annual Reports of the Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Structured Small Cap Equity Fund, (2) the 2005 Annual Reports of the Goldman Sachs Core Fixed Income Fund, and (3) the 2004 Annual Report of Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund, are incorporated by reference into the Statement of Additional Information relating to this Proxy/ Prospectus. The financial statements in each GST Fund’s Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firms as experts in accounting and auditing.
SHAREHOLDER INQUIRIES
      Shareholder inquiries may be addressed to FF or to GST in writing at the address(es), or by phone at the phone number(s), on the cover page of this Proxy/ Prospectus.
* * *
      Shareholders who do not expect to be present at the Special Meeting are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States. Shareholders also may vote on-line or by telephone.
      FF will furnish, without charge, copies of its 2005 Annual Report to any shareholder upon request by writing FF at the following address: First Funds, 1625 Broadway, Suite 2200, Denver Colorado 80202 or by telephone at 1-800-442-1941.

APPENDIX A
AGREEMENT AND PLAN OF REORGANIZATION
      This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) dated as of December 22, 2005 by and between First Funds, a Massachusetts business trust (“FF”), on behalf of several of its investment portfolios listed on Exhibit A attached hereto (each portfolio a “First Fund,” and collectively, “First Funds”), and the Goldman Sachs Trust, a Delaware statutory trust (“GST” and, together with First Funds, the “Parties”), on behalf of several of its investment portfolios listed on Exhibit A attached hereto (each a “GST Fund” and collectively, the “GST Funds”). First Tennessee Bank National Association, a national banking association (“First Tennessee”), joins this Agreement solely for purposes of paragraphs 1.3, 1.5, 2.5, 5.1, 5.6, 5.13, 9.2, 10.5, 10.14 and 10.15 and Article VII; Goldman Sachs Asset Management, L.P., a New York limited partnership (“GSAM”), joins this Agreement solely for purposes of paragraphs 2.5, 5.1, 5.11, 5.13, 9.2, 10.5, 10.14 and 10.15 and Article VII. Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XI hereof.
RECITALS:
      FF issues a separately designated series of shares of beneficial interest representing an interest in each First Fund. Likewise, GST issues a separately designated series of shares of beneficial interest representing an interest in each GST Fund.
      The Parties wish to conclude a series of business combination transactions under the terms set forth in this Agreement in which: (1) all of the Fund Assets of each First Fund will be transferred to the corresponding GST Fund set forth on Exhibit A attached hereto in exchange for Institutional shares, Class A shares and Class B shares (or FST shares and FST Administration shares in the case of the Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund) of the corresponding GST Fund and the assumption by that GST Fund of all of the corresponding First Fund’s Liabilities, and (2) Institutional shares, Class A shares and Class B shares (or FST shares and FST Administration shares in the case of the Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund) of the corresponding GST Fund will be distributed to holders of Class I shares, Class A shares, Class B shares and Class C shares of the corresponding First Fund in complete liquidation of such First Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
      The Parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).
      The Board of Trustees of FF (the “First Funds Board”), including a majority of trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) (“Independent Trustees”) of FF, has determined with respect to each First Fund that: (1) participation in its Fund Transaction (as defined in paragraph 1.1) is in the best interests of such First Fund, and (2) the interests of existing shareholders of such First Fund will not be diluted as a result of its Fund Transaction.
      The Board of Trustees of GST (the “GST Board”), including a majority of Independent Trustees of GST, has determined with respect to each GST Fund that: (1) participation in its Fund Transaction is in the best interests of such GST Fund, and (2) the interests of existing shareholders of such GST Fund will not be diluted as a result of its Fund Transaction.

      NOW THEREFORE, in consideration of the mutual promises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, intending to be legally bound hereby, agree as follows:
ARTICLE I
THE REORGANIZATION AND FUND TRANSACTIONS
      1.1 The Reorganization and Fund Transactions. In accordance with Title 12 of the Delaware Code (the “Delaware Law”) and Title XXII, Chapter 182 of the General Laws of Massachusetts (the “Massachusetts Law”) and the declaration of trust and by-laws, as they may be amended from time to time, of FF, at the Effective Time (as defined below), upon the terms and subject to the conditions of this Agreement, and on the basis of the representations and warranties contained herein, FF shall assign, deliver and otherwise transfer all of the Fund Assets of each First Fund, subject to all of the Liabilities of such First Fund, to GST on behalf of the GST Fund set forth opposite such First Fund on Exhibit A attached hereto (each such pair of corresponding GST Funds and First Funds, a “Transaction Party” of the other), and GST shall assume all of the Liabilities of each First Fund on behalf of its GST Fund Transaction Party. In consideration of the foregoing, GST shall at the Effective Time deliver to FF full and fractional (to the third decimal place) Institutional shares, Class A shares, Class B shares, FST shares and/or FST Administration shares, set forth opposite the First Fund and share class on Exhibit A, of beneficial interest of each series representing an interest in a corresponding GST Fund, the number of which shall be determined as set forth in paragraph 2.3 for each class and series by dividing (a) the value of the Fund Assets of the corresponding share class of its First Fund Transaction Party, net of such First Fund’s Known Liabilities attributable to such class (computed as of the Valuation Time (as defined below) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of the class and series representing an interest in that GST Fund (computed as of the Valuation Time in the manner set forth in paragraph 2.2). (Each such transaction between a First Fund and its GST Fund Transaction Party is hereinafter referred to as a “Fund Transaction”). At and after the Effective Time, all of the Fund Assets of each First Fund shall become and be included in the Fund Assets of its GST Fund Transaction Party and the Liabilities of each First Fund shall become and be the Liabilities of and shall attach to its GST Fund Transaction Party. At and after the Effective Time, the Liabilities of each First Fund may be enforced only against its GST Fund Transaction Party to the same extent as if such Fund Liabilities had been incurred by such GST Fund Transaction Party subject to any defense and/or set off that FF or such First Fund was entitled to assert immediately prior to the Effective Time and further subject to any defense and/or setoff that GST or a GST Fund may from time to time be entitled to assert.
      1.2 First Fund Assets.
           (a) At least fifteen Business Days prior to the Valuation Time, FF will provide GST with a schedule of the securities and other assets and Known Liabilities of each First Fund. Prior to the execution of this Agreement, GST will provide FF with a copy of the current investment objective, principal investment strategies, and restrictions applicable to each GST Fund (including restrictions applicable to GSAM arising as a result of the investment activities of Goldman, Sachs & Co. and its affiliates for proprietary accounts and other clients). FF reserves the right to sell any of the securities or other assets shown on the list for any First Fund prior to the Valuation Time but will not, without the prior approval of GST, acquire any additional securities other than securities which the First Fund’s Transaction Party may purchase in accordance with its stated investment objective and policies.
           (b) At least ten Business Days prior to the Valuation Time, GST will advise FF of any investments of a First Fund shown on the First Fund’s schedule which the First Fund’s GST Fund Transaction Party would not be permitted to hold (i) under its investment objective, principal investment strategies or investment restrictions; (ii) under applicable Law; or (iii) where the transfer of any investments would result in material operational or administrative difficulties to GST in connection with facilitating the orderly transition of the corresponding First Fund’s Fund Assets. Under such circumstances, to the extent practicable, FF, if requested in writing by GST and, to the extent permissible and consistent with its own investment objectives and policies, will dispose of such investments prior to the Valuation Time. In addition, if it is determined that the portfolios of two Transaction Parties, when aggregated, would contain investments exceeding certain percentage limitations to which an

Existing GST Fund is or will be subject with respect to such investments, FF will, if requested in writing by GST and, to the extent permissible and consistent with its own investment objectives and policies, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Effective Time. Notwithstanding the foregoing, nothing herein will require a First Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the First Funds Board or FF’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the First Fund.
      1.3 Assumption of Liabilities. FF will, to the extent permissible and consistent with its own investment objectives and policies, use its reasonable best efforts to discharge all of the Known Liabilities and obligations of each First Fund prior to the Effective Time. GST, on behalf of each GST Fund, will assume all of the Liabilities of the First Funds Transaction Party of such GST Fund (including without limitation all obligations of each First Fund to indemnify the FF trustees other than any Trustee who is an employee of First Tennessee as of the date hereof (the “FF Indemnified Trustees”) against all liabilities and expenses to the extent provided by FF’s indemnification agreements, declaration of trust and by-laws but excluding all such obligations with respect to the officers. If prior to the Effective Time GST identifies a Liability it is unwilling to assume, notwithstanding the foregoing, GST and the GST Funds shall assume such Liability only on the condition that GST and the GST Funds be indemnified in writing to their reasonable satisfaction by First Horizon National Corporation, the parent of First Tennessee (“FHNC”) or another Person against any and all losses, claims, damages or liability that GST and the GST Funds may become subject to as a result of assuming such Liability. In accordance with the preceding sentence, it shall be a condition to closing that FHNC shall have executed and duly delivered to GST a certain indemnification agreement as described in paragraph 6.2(j) of this Agreement. It shall be a condition to Closing as set forth in paragraph 6.1(g) that FHNC will indemnify (i) any FF Trustee who is an employee of First Tennessee as of the date hereof against all liabilities and expenses to the extent provided by FF’s indemnification agreements, declaration of trust and by-laws and (ii) the President of FF as of the date hereof against all liabilities and expenses to the extent provided by FF’s declaration of trust and by-laws. The FF Indemnified Trustees (a) shall make reasonable efforts to file appropriate claims under FF, officers and directors liability insurance policy as provided in paragraph 5.11; (b) shall provide to GST reasonable evidence to show that such efforts have been made; and (c) shall provide information on the status of the processing of such claim before seeking to rely on the indemnities provided herein; provided, that the FF Indemnified Trustees having made any such claim against the insurer (or having exerted reasonable efforts to do so), the obligations of GST and the GST Funds with respect to the Liabilities hereby assumed shall not be subject to any suspension or delay by reason of the pendency of such insurance claim or any delay or dispute by the insurer with respect to such insurance claim.
      1.4 Distribution of GST Shares. Immediately upon receipt, each First Fund will distribute Institutional shares, Class A shares, Class B shares, FST shares and/or FST Administration shares, as the case may be, representing an interest in such First Fund’s Transaction Party received by FF from GST pursuant to paragraph 1.1, pro-rata to the record holders of the Class I shares, Class A shares, Class B shares, and Class C shares, as the case may be, of each such First Fund Transaction Party determined as of the Valuation Time in complete liquidation of each such First Fund Transaction Party. Such distribution will be accomplished by an instruction, signed by an appropriate officer of FF, to transfer Institutional shares, Class A shares, Class B shares, FST shares or FST Administration shares (“GST Shares”) then credited to each First Fund’s account on the Books and Records of GST and to open accounts on the Books and Records of GST established and maintained by GST’s transfer agent in the names of record holders of each class and each series of shares of First Funds and representing the respective pro-rata number of each class and each series of shares of GST due to such record holder. All issued and outstanding FF shares will be cancelled promptly by FF on FF’s Books and Records. Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the GST Shares issued to such First Fund in accordance with paragraph 1.1 above. In addition, each record holder of a First Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of such First Fund before the Valuation Time.
      1.5 Liquidation of First Funds/ Dissolution and Deregistration of FF. As soon as conveniently practicable after the distribution of GST Shares pursuant to paragraph 1.4 has been made, FF shall pay or make provision for payment of any Liabilities and obligations of the First Funds expressly not assumed by GST (as agreed upon in writing by the Parties). Thereafter, if all of the Fund Transactions close, FF shall file an application for an Order of the SEC pursuant to Section 8(f) of the 1940 Act, declaring that it has ceased to be an investment company and shall take, in accordance with Massachusetts Law and the 1940 Act and its then current declaration of trust and by-laws, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the First Funds, dissolution of FF and deregistration of FF under the 1940 Act. Any reporting obligation, including but not limited to, the filing of any Form N-SAR, Form N-CSR, Rule 24f-2 notice, Form N-Q, Form N-PX, or federal, state or local tax returns, or other responsibility of FF and First Tennessee is and shall remain FF’s and First Tennessee’s responsibility.
      1.6 Transfer Taxes. Any transfer taxes payable on issuance of GST Shares in a name other than that of the record holder of FF shares on FF’s books shall be paid by the Person to whom such GST Shares are issued and transferred, as a condition of that transfer.
ARTICLE II
VALUATION
      2.1 Net Asset Value of the First Funds. The net asset value of each share class of each First Fund shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the then current prospectus and statement of additional information of its corresponding GST Fund.
      2.2 Net Asset Value of the GST Funds. The net asset value of each GST Fund shall be the net asset value computed as of the Valuation Time, using the valuation procedures set forth in the GST Fund’s then-current prospectus and statement of additional information.
      2.3 Calculation of Number of GST Shares. (a) The number of GST Fund Class A shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the applicable Fund Transaction shall be determined by dividing the value of the net assets of a First Fund attributable to Class A shares, Class B shares, and Class C shares, as applicable, determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per Class A share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (b) For the Goldman Sachs CORE U.S. Equity Fund and CORE Small Cap Equity Fund, the number of GST Fund Class B shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the applicable Fund Transaction shall be determined by dividing the value of the net assets of a First Fund attributable to Class B shares, determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per Class B share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (c) The number of GST Fund Institutional Class shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the applicable Fund Transaction shall be determined by dividing the value of the net assets of a First Fund attributable to Class I shares determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per Class I share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (d) The number of GST Fund FST Administration shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the applicable Fund Transaction shall be determined by dividing the value of the net assets of a First Fund attributable to Class C shares determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per FST Administration share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.
           (e) The number of GST Fund FST shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the applicable Fund Transaction shall be determined by dividing the value of the net assets of a First Fund attributable to Class I shares determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per FST share of its GST Fund Transaction Party determined in accordance with the valuation procedures referred to in paragraph 2.2.
      2.4 Joint Direction of Calculation. All computations of net asset value and the value of securities transferred under this Article II shall be made by State Street Bank and Trust Company (“State Street”) under the joint direction of the following entities, in accordance with their regular practice and the requirements of the 1940 Act: (a) First Tennessee, the investment adviser to the First Funds; and (b) GSAM, the investment adviser to the GST Funds. FF and GST agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of a First Fund and those determined in accordance with the pricing policies and procedures of its GST Fund Transaction Party.
      2.5 Net Asset Value of Money Market Funds. The net asset values of the Cash Reserve Portfolio, U.S. Government Money Market Portfolio and Municipal Money Market Portfolio of FF (the “FF Money Market Funds”), respectively, are based on the amortized cost procedures that have been adopted by the Board of Trustees of FF. If, for any period from the date of this Agreement up to and including the Valuation Time, the market value per share of a FF Money Market Fund falls below $1.0000, FF shall adhere to its amortized cost procedures, including but not limited to, providing any required notices to the FF Board of Trustees (a copy of which shall be simultaneously provided to the GST Board of Trustees). To the extent that a FF Money Market Fund has any realized capital losses after the date hereof and prior to the Valuation Time, First Tennessee or GSAM, as the case may be, will make a contribution to such FF Money Market Fund in an amount equal to such realized capital loss, net of any realized capital gains of such FF Money Market Funds prior to the Valuation Time, unless otherwise mutually agreed upon in writing by the authorized officers of the Parties.
      2.6 Valuation Time. The valuation time with respect to the GST Funds and the First Funds shall be the close of regular trading on the New York Stock Exchange (“NYSE”) the business day preceding the Effective Time, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the Parties (the “Valuation Time”).
ARTICLE III
EFFECTIVE TIME AND CLOSING
      3.1 Effective Time and Closing. Subject to the terms and conditions set forth herein, each Fund Transaction shall occur prior to the opening of business on the next day following the Valuation Time, or on such other date as may be mutually agreed in writing by an authorized officer of each Party (the “Effective Time”). To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, FF shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter. The closing of the Fund Transactions will take place at the offices of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, or at such other place as may be mutually agreed in writing by an authorized officer of each Party, at the Effective Time, or on such other date or time as may be mutually agreed in writing by an authorized officer of each Party (the “Closing”).
      3.2 Transfer and Delivery of Fund Assets. First Funds shall direct State Street, as custodian for both FF and GST, to deliver to GST at the Closing a certificate of an authorized officer certifying that: (a) State Street has delivered the Fund Assets of each First Fund to the corresponding GST Fund at the Effective Time; and (b) all necessary taxes in connection with the delivery of such Fund Assets, including all applicable foreign, federal and state stock transfer stamps and any other stamp duty taxes, if any, have been paid or provision (as reasonably estimated) for payment has been made. At the Effective Time, FF shall endorse and deliver, or transfer by appropriate transfer or assignment documents, such certificates and other written instruments as of the Effective Time for the account of the appropriate GST Fund in proper form for transfer and in such condition as to constitute good delivery thereof in accordance with the customs of brokers. State Street shall deliver other Fund Assets to those Persons at State Street who have primary responsibility for the safekeeping of the GST Funds as of the Effective Time by book entry, in accordance with the customary practices of State Street and of each securities depository (as defined in Rule 17f-4 and Rule 17f-7 under the 1940 Act) in which such

Fund Assets are held. Any cash to be transferred by a First Fund to a GST Fund shall be delivered by wire transfer of federal funds at the Effective Time pursuant to instructions provided by GST.
      3.3 GST Share Records. FF shall deliver to GST at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the record holders and the number and percentage ownership (to three decimal places) of each class and each series of outstanding First Funds shares owned by each record holder as of the Valuation Time. The Secretary or Assistant Secretary of GST shall deliver to the Secretary of FF at the Closing a confirmation evidencing that: (a) the appropriate number of each class and series of GST Shares have been credited to the account of each First Fund on the books of the First Fund’s Transaction Party pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4, and (b) the appropriate number of each class and series of GST Shares have been credited to the accounts of record holders of FF shares on the books of GST pursuant to paragraph 1.4.
      3.4     Postponement of Valuation Time and Effective Time. If immediately prior to the Valuation Time: (a) the NYSE or another primary trading market for portfolio securities of a GST Fund or First Fund is closed to trading, or trading thereupon is restricted, or (b) trading or the reporting of trading on such market is disrupted so that, in the judgment of an appropriate officer of FF or GST, accurate appraisal of the value of the net assets of that GST Fund or First Fund is impracticable, the Valuation Time and Effective Time for that Fund Transaction shall be postponed until the first Business Day after the day when trading shall have been fully resumed and reporting shall have been restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
      4.1 Representations and Warranties of First Funds. FF, severally on behalf of each of the First Funds, hereby represents and warrants to GST, on behalf of the GST Funds, as follows which representations and warranties shall be true and correct on the date hereof:
           (a) FF has been formed and is validly existing under the Laws of the Commonwealth of Massachusetts as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust” and has filed the necessary certificates and paid the necessary fees due thereon under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of any First Fund. FF has full power under its declaration of trust and by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of each First Fund. FF has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on FF.
           (b) The execution, delivery and performance of this Agreement by FF on behalf of each First Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the First Funds Board, and the First Funds Board has approved the Fund Transactions and has resolved to recommend the applicable Fund Transactions to the shareholders of each First Fund and to call a special meeting of shareholders of each First Fund for the purpose of approving this Agreement and the Fund Transaction contemplated thereby for that Fund. Other than the approval by the requisite vote of the shareholders of the outstanding shares of each First Fund in accordance with the provisions of the FF declaration of trust and by-laws, applicable Massachusetts Law and the 1940 Act, no other action on the part of FF or its shareholders, or the shareholders of each First Fund, is necessary to authorize the execution, delivery and performance of this Agreement by FF on behalf of each First Fund or the consummation of each Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by FF on behalf of each First Fund, and assuming due authorization, execution and delivery by GST, is a legal, valid and binding obligation of FF, as it relates to each First Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).
           (c) The authorized capital of FF consists of an unlimited number of shares of beneficial interest with a par value of one cent ($0.01) per share. The FF shares have been duly established and represent a fractional undivided interest in one of the First Funds. The issued and outstanding FF shares of each series are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from FF any shares of any series or equity interests of any First Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is FF committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. FF has no share certificates outstanding.
           (d) FF has no subsidiaries.
           (e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including FF shareholder approval, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery or performance of this Agreement by FF for itself and on behalf of each First Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of its declaration of trust or by-laws, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or a First Fund is bound, (ii) except as set forth on Exhibit 4.1(e), result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which FF is a party or by which it or a First Fund is bound, (iii) result in a breach or violation by FF or any First Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory body.
           (f) (i) Prior to the execution of this Agreement, FF has delivered to GST true and complete copies of the audited statements of assets and liabilities of each of the First Funds as of June 30, 2005, and the related schedules of investments, audited statements of income and changes in net assets and financial highlights for the periods then ended.
                (ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of each First Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.
                (iii) To the best of FF’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in each First Fund’s audited financial statements as of June 30, 2005 or in the notes thereto, or as previously disclosed in writing to GST, there are no liabilities against, relating to or affecting a First Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on FF or its properties or assets or on any First Fund or such First Fund’s property or assets. In particular, since June 30, 2005, to the best of FF’s Knowledge and except as disclosed in writing to GST or in any of the First Funds’ prospectuses and statement of additional information as in effect on the date of this Agreement, there has not been any change in the financial condition, properties, assets, liabilities or business of any First Fund that would have a Material Adverse Effect on FF or its properties or assets or on any First Fund or such First Fund’s property or assets other than changes occurring in the ordinary course of business.
                (iv) As of the date hereof, except as previously disclosed to GST in writing or as disclosed in any of the First Funds’ prospectuses and statement of additional information as in effect on the date of this Agreement, and except as have been corrected as required by applicable Law, and to the best of First Funds’ Knowledge, there have been no material miscalculations of the net asset value of any First Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on such First Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
           (g) The minute books and other similar records of FF as made available to GST prior to the execution of this Agreement contain a true and complete record in all material respects of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of FF and of each First Fund, the First Funds Board and committees of the First Funds Board. The stock transfer ledgers and other similar records of FF and of each First Fund as made available to GST prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of FF.
           (h) FF and each First Fund have maintained, or caused to be maintained on its behalf in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
           (i) Except as set forth in writing to GST, there is no Action or Proceeding pending against FF or, to the best of FF’s Knowledge, threatened against, relating to or affecting, FF or a First Fund.
           (j) Except for Bobroff Consulting, Inc. whose fees will be paid by First Tennessee, no agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of FF or a First Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.
           (k) FF is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect, and each First Fund is a separate series of FF duly designated in accordance with the applicable provisions of FF’s declaration of trust and by-laws and the 1940 Act;
           (l) As of the date hereof, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each First Fund required by Law to have been filed by such date (including any extensions) have been filed and are correct in all material respects, and all federal and other taxes shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of FF’s Knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns. To FF’s Knowledge, there are no levies, liens, or other encumbrances relating to taxes existing, threatened or pending with respect to the Fund Assets of FF (or with respect to any Fund Assets of any First Fund). As of the date hereof, FF has adequately provided for all tax liabilities on its books.
           (m) For each taxable year of its operation (including the taxable year ending at the Effective Time), each First Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. Each First Fund currently qualifies, and from the date of this Agreement until the Effective Time shall not take any action inconsistent with such qualification, as a regulated investment company under the Code.
           (n) All issued and outstanding shares of each First Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to GST in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. FF, and each of the First Funds, is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.
           (o) The current prospectuses and statement of additional information of FF, including amendments and supplements thereto, and each prospectus and statement of additional information of FF used at all times during the past three years prior to the date of this Agreement conforms, or conformed at the time of its use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. Each First Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by FF with respect to such First Fund.
           (p) The proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/ Prospectus”) to be included in GST’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to FF and the First Funds, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to FF and the First Funds, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that FF makes no representations or warranties as to the information contained in the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to GST or the GST Funds and furnished by GST to FF specifically for use in connection with the Proxy Statement/ Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.
           (q) Except as previously disclosed in writing to GST, at the Effective Time, FF and each First Funds will have good and marketable title to its Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities).
           (r) FF has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.
      4.2     Representations and Warranties of GST. GST, severally on behalf of each of the GST Funds, hereby represents and warrants to FF on behalf of the First Funds, as follows which representations and warranties shall be true and correct on the date hereof:
           (a) GST is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of any GST Fund. GST has full power under its agreement and declaration of trust and amended and restated by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns for itself and on behalf of each GST Fund. GST has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on, except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on GST.
           (b) The execution, delivery and performance of this Agreement by GST on behalf of each GST Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the GST Board and the GST Board has approved the Fund Transactions. No other action on the part of GST or its shareholders, or the shareholders of each GST Fund, is necessary to authorize the execution, delivery and performance of this Agreement by GST on behalf of each GST Fund or the consummation of each Fund Transaction contemplated herein. This Agreement has been duly and validly executed and delivered by GST on behalf of each GST Fund, and assuming due authorization, execution and delivery by FF, is a legal, valid and binding obligation of GST, as it relates to each GST Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).
           (c) The authorized capital of GST consists of an unlimited number of shares of beneficial interest, with par value of one-tenth of one cent ($0.001) per share. Each class and series of shares has been duly established and represents a fractional undivided interest in one of the GST Funds. The issued and outstanding GST shares of each class and series are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from GST any shares of any series or equity interests of any GST Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is GST committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. GST has no share certificates outstanding.
           (d) GST has no subsidiaries.
           (e) Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by each First Fund, and upon the effectiveness of the Registration Statement, the execution, delivery or performance of this Agreement by GST for itself and on behalf of each GST Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of its agreement and declaration of trust or amended and restated by-laws, or of any material contract, agreement, indenture, instrument, or other undertaking to which it is a party or by which it or a GST Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which GST is a party or by which it or a GST Fund is bound, (iii) result in a breach or violation by GST or any GST Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.
           (f) (i) Prior to the execution of this Agreement, GST has delivered to FF true and complete copies of the audited statements of assets and liabilities of each of the Goldman Sachs CORE U.S. Equity and CORE Small Cap Equity Fund dated as of August 31, 2005; Goldman Sachs Core Fixed Income Fund dated as of October 31, 2004; Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund as of December 31, 2004, and the related schedules of investment, audited statements of income and changes in net assets and financial highlights for the periods then ended as well for the unaudited schedules of assets and liabilities of each of the Goldman Sachs Core Fixed Income Fund dated as of April 30, 2005, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund dated as of June 30, 2005, and the related schedules of investment, audited statements of income and changes in net assets and financial highlights for the periods then ended.
                (ii) Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of each Existing GST Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments;
                (iii) To the best of GST’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in each Existing GST Fund’s audited financial statements as of August 31, 2005, or unaudited financial statements as of April 30, 2005 or June 30, 2005, as the case may be, or in the notes thereto, or as previously disclosed in writing to FF, there are no liabilities against, relating to or affecting an Existing GST Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on GST or its properties or assets or on any Existing GST Fund or such Existing GST Fund’s property or assets. In particular, since the last fiscal year end of each Existing GST Fund, to the best of GST’s Knowledge and except as disclosed in writing to FF or in any of the Existing GST Fund’s prospectuses or statements of additional information as in effect on the date of this Agreement, there has not been any change in the financial condition, properties, assets, liabilities or business of such Existing GST Fund that would have a Material Adverse Effect on GST or its properties or assets or on any Existing GST Fund or such Existing GST Fund’s property or assets other than changes occurring in the ordinary course of business.
                (iv) As of the date hereof, except as previously disclosed to FF in writing or as disclosed in any of the Existing GST Funds’ prospectuses and statements of additional information as in effect on the date of this Agreement, and except as have been corrected as required by applicable Law, and to the best of GST’s Knowledge, there have been no material miscalculations of the net asset value of any Existing GST Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on such Existing GST Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
           (g) The minute books and other similar records of GST as made available to FF prior to the execution of this Agreement contain a true and complete record in all material respects of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of GST and of each GST Fund, the GST Board and committees of the GST Board. The stock transfer ledgers and other similar records of GST and of each GST Fund as made available to FF prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of GST.
           (h) GST and each GST Fund have maintained, or caused to be maintained on its behalf, in all material respect, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
           (i) Except as set forth in writing to FF, there is no Action or Proceeding pending against or, to the best of GST’s Knowledge, threatened against, relating to or affecting, GST or a GST Fund.
           (j) No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of GST or a GST Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.
           (k) GST is registered with the SEC as an open-end management investment company under the 1940 Act, and its registration with the SEC as such an investment company is in full force and effect and each GST Fund is a separate series of GST duly designated in accordance with applicable provisions of GST’s agreement and declaration of trust and amended and restated by-laws and the 1940 Act;
           (l) As of the date hereof, all federal and other tax returns, dividend reporting forms, and other tax-related reports of each GST Fund required by Law to have been filed by such date (including any extensions) have been filed and are correct in all material respects, and all federal and other taxes shown as due on such returns and reports have been paid or provision has been made for the payment thereof and, to the best of GST’s Knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns. To GST’s Knowledge, there are no levies, liens, or other encumbrances relating to taxes existing, threatened or pending with respect to the assets of GST (or with respect to any assets of any GST Fund). As of the date hereof, GST has adequately provided for all tax liabilities on its books.
           (m) For each taxable year of its operation, each Existing GST Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. Each Existing GST Fund currently qualifies, and from the date of this Agreement until the Effective Time, shall not take any action inconsistent with such qualification as a regulated investment company under the Code. The Shell GST Fund was formed for the purpose of effecting the Reorganization and has not engaged in any business prior to such Reorganization, does not own any assets, and has never held, directly or indirectly, any shares in its Transaction Party.

           (n) All issued and outstanding shares of each Existing GST Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to FF in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. GST, and each of the GST Funds, is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.
           (o) The shares of each GST Fund to be issued and delivered to FF for the account of each First Fund shareholder pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of a GST Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.
           (p) The current prospectus and statement of additional information of each Existing GST Fund, including amendments and supplements thereto, and each prospectus and statement of additional information of the Existing GST Funds used at all times during the past three years prior to the date of this Agreement, conform, or conformed at the time of its use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. Each Existing GST Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by GST with respect such Existing GST Fund.
           (q) The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to GST and the Existing GST Funds, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to GST and the Existing GST Funds, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that GST makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to FF or the First Funds and furnished by FF to GST specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.
           (r) GST has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.
ARTICLE V
COVENANTS AND AGREEMENTS
      5.1 Conduct of Business. After the date of this Agreement and on or prior to the Effective Time, FF and GST will conduct the businesses of the First Funds and the GST Funds, respectively, only in the ordinary course and in accordance with this Agreement and the current prospectuses and statements of additional information of FF or GST, as applicable. It is understood that such ordinary course of business shall include (a) the declaration and payment of customary dividends and distributions; (b) shareholder purchases and redemptions; and (c) the continued good faith performance by the investment adviser, sub-adviser, administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with FF or GST, as applicable, and applicable Law. In order to facilitate the transfer of Fund Assets at the Effective Time, GSAM may request in writing that First Tennessee use its commercially reasonable best efforts to limit or cease portfolio trading on behalf of a First Fund for a period of up to three days prior to the Valuation Time, provided that, upon First Tennessee’s request, GSAM will provide FF with written documentation reasonably sufficient to justify its request. First Tennessee agrees that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the First Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any mutual respect.
      5.2 Shareholders’ Meeting. FF will call, convene and hold a meeting of shareholders of each First Fund as soon as practicable, in accordance with applicable Law and its declaration of trust and by-laws, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in the Proxy Statement/Prospectus, and for such other purposes as may be necessary or desirable. In the event that, for any First Fund, insufficient votes are received from shareholders, the meeting may be adjourned as permitted under FF’s declaration of trust and by-laws and applicable Law, and as set forth in the Proxy Statement/Prospectus in order to permit further solicitation of proxies.
      5.3 Proxy Statement/Prospectus and Registration Statement. FF and GST each will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to GST and FF and their respective counsel as promptly as practicable. Upon effectiveness of the Registration Statement, FF will cause the Proxy Statement/Prospectus to be delivered to shareholders of the First Funds entitled to vote on this Agreement and the transactions contemplated herein in accordance with its then current declaration of trust and by-laws. Each party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of each First Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Party and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. Prior to filing the Registration Statement or any amendment or supplement thereto, GST will afford FF and its Independent Trustees a reasonable opportunity to review and comment thereon, and will obtain FF’s consent to the filing thereof (such consent will not be unreasonably withheld).
      5.4 Information. FF and GST will furnish to one another, and the other’s accountants, legal counsel and other representatives, throughout the period prior to the Effective Time, all such documents and other information concerning the First Funds and the GST Funds, respectively, and their business and properties as may reasonably be requested by the other Party. Such cooperation shall include providing copies of reasonably requested documents and other information. Each Party shall make its employees and officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent, if any, that such Party’s employees are familiar with such documents or information.
      5.5 Notice of Material Changes. Each Party will notify the other Party of any Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.
      5.6 Financial Statements. At the Closing, FF will deliver to GST an unaudited statement of assets and liabilities of each First Fund, together with a schedule of portfolio investments as of and for the interim period ending on the Valuation Time. These financial statements will present fairly the financial position and portfolio investments of each First Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of any First Fund not disclosed in said financial statements. These financial statements shall be certified by the treasurer of FF as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence. FF also will deliver to GST on or before the Effective Time, the detailed tax-basis accounting records for each security or other investment to be transferred to GST hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the GST Funds. Within 45 days after the Effective Time, FF, on behalf of the Continuing First Fund, will deliver to GST an unaudited statement of assets and liabilities, statement of operations and statement of changes in net assets for the fiscal period from July 1, 2005 to the Valuation Time along with a schedule of portfolio investments as of the Valuation Time and notes to financial statements. First Tennessee agrees to provide reasonable assistance in obtaining such financial statements from the appropriate FF service provider. These financial statements will present fairly the financial positions and portfolio investments of the Continuing First Fund in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Continuing First Fund not disclosed in such financial statements.
      5.7 Other Necessary Action. FF and GST will each take all necessary action and use its reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.
      5.8 Dividends. Prior to the Valuation Time, each First Fund other than the Continuing First Fund shall have declared and paid a dividend, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of the respective First Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus any excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Effective Time, and all of the First Fund’s net capital gain, if any, recognized in all taxable periods or years ending on or before the Effective Time.
      5.9 Books and Records. Upon reasonable notice, each Party will make available to the other Party for review any Books and Records which are reasonably requested by such other Party in connection with this Reorganization.
      5.10 Issued Shares. The GST Shares to be issued and delivered to FF for the account of each First Fund shareholder pursuant to this Agreement, will have been duly authorized at the Effective Time. Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable. No shareholder of a GST Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.
      5.11 Insurance. GSAM shall maintain corporate officers and directors liability insurance coverage for each of the FF Indemnified Trustees and each officer of FF (“Insurance Coverage”) for a period of six years after the Effective Time at the same levels (i.e., the same coverage amounts and deductibles) as FF maintains for its officers and trustees and, in the event of any claim under such Insurance Coverage by an FF Indemnified Trustee or officer, GSAM shall pay any deductible under such coverage. Such Tail Coverage shall not require an FF Indemnified Trustee or officer of FF to seek indemnification from GST prior to, or as a condition of, the making of a claim or the payment of a claim under such Insurance Coverage. The Insurance Coverage shall also include liability coverage for any FF Indemnified Trustee with respect to any actions taken in his capacity as an officer of FF.
      5.12 Post-Effective Amendment to Registration Statement on Form N-1A. GST shall use its reasonable best efforts in seeking to ensure that the post-effective amendment to GST’s registration statement on Form N-1A (File Nos. 33-17619/811-05349) which registers the Class A shares, Class B shares and Institutional shares of the Shell GST Fund shall have become effective under the 1933 Act.
      5.13 Section 15(f). GST and GSAM shall from and after the Effective Time (i) use their reasonable best efforts so that for a period of three years after the Effective Time, at least 75% of the GST Board are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of GSAM or First Tennessee. In addition, GST, GSAM and First Tennessee from and after the Effective Time, shall refrain from imposing or seeking to impose for a period of two years after the Effective Time, any “unfair burden” on the GST Funds (within the meaning of the 1940 Act) as a result of the transactions contemplated by this Agreement or any terms, conditions or understandings applicable thereto.

      5.14 CDSC. In connection with the Reorganization of the Class B shares of the FF Intermediate Bond Portfolio and Class C shares of the First Funds into Class A shares of its Transaction Party, FF will not assess any contingent deferred sales charge (“CDSC”) or other charge against Class B and Class C shareholders of such First Funds, and no Person shall have any claim against GST for payment of such CDSC or other charges.
ARTICLE VI
CONDITIONS PRECEDENT
      6.1 Conditions Precedent to Obligations of First Funds. The obligation of FF to conclude the transactions provided for herein shall be subject, at its election, to the performance by GST of all of the obligations to be performed by it hereunder on or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by FF in writing:
           (a) All representations and warranties of GST, on behalf of itself and the GST Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made on and as of the Effective Time.
           (b) GST shall have furnished to FF the opinion of Drinker Biddle & Reath LLP, dated as of the Effective Time, substantially to the effect that:
                (i) GST is a statutory trust duly organized and validly existing in good standing under Delaware Law and has full power under its agreement and declaration of trust and amended and restated by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns;
                (ii) GST is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;
                (iii) GST is authorized to issue an unlimited number of $0.001 par value shares of beneficial interest in 63 series; each series has been duly established in accordance with applicable provisions of GST’s agreement and declaration of trust and amended and restated by-laws and the 1940 Act and is a validly existing series of GST; the GST shares to be issued and delivered by GST pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under Delaware Law (except that shareholders of GST may under certain circumstances be held personally liable for its obligations); and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;
                (iv) except as disclosed in writing to FF, such counsel knows of no material legal proceedings pending or threatened against GST;
                (v) this Agreement has been duly authorized, executed and delivered under the applicable Laws of the State of Delaware by GST and, assuming due authorization, execution and delivery by FF, constitutes a valid and legally binding obligation of GST, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally and to general equity principles;
                (vi) the Registration Statement has become effective under the 1933 Act and, to the Knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;
                (vii) to the Knowledge of such counsel, the Proxy Statement/Prospectus and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;

                (viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the agreement and declaration of trust or amended and restated by-laws of GST or any material agreement or instrument known to such counsel to which GST is a party or by which any properties belonging to the GST Funds may be bound;
                (ix) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach or violation by GST or a GST Fund of any terms, conditions, or provisions of any federal securities Law or of Delaware Law; and
                (x) to the Knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Delaware Law and except such as may be required under state securities Laws.
      In rendering such opinion, Drinker Biddle & Reath LLP may rely upon certificates of officers of GST and of public officials as to matters of fact.
      Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the GST Funds with certain officers of GST and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to GST and the GST Funds, the Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or financial information relating to GST and the GST Funds contained or incorporated by reference in the Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to FF; and (iv) shall state that such opinion is solely for the benefit of FF and its trustees and officers and First Tennessee.
           (c) GST shall have furnished to FF a certificate of GST, signed by the principal executive officer and the principal financial officer of GST, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:
                (i) the representations and warranties of GST in this Agreement are true and correct in all material respects on and as of the Effective Time and GST has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time;
                (ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to GST’s Knowledge, threatened in writing; and
                (iii) since the date of the most recent financial statements of the Existing GST Funds included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of the Existing GST Funds (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).
           (d) At the Valuation Time and Effective Time, except as previously disclosed to FF in writing, and except as have been corrected as required by applicable Law, and to the best of GST’s Knowledge, there shall have been no material miscalculations of the net asset value of any GST Fund or the net asset value per share of any series of shares during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the

Valuation Time and Effective Time, all liabilities of each share class of a GST Fund which are required to be reflected in the net asset value per share of a GST Fund in accordance with applicable Law will be reflected in the net asset value per share of such share class of a GST Fund.
           (e) The Secretary of FF shall have received a certificate from the Secretary of GST required under paragraph 3.3 of this Agreement.
           (f) GST shall have duly executed and delivered to FF, on behalf of each GST Fund, such assumptions of Liabilities and other instruments as FF may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of all of the Liabilities of each First Fund by the respective Transaction Party of such First Fund other than (x) those Liabilities assumed by ALPS Mutual Funds Services, Inc. with respect to the indemnification of the Treasurer and Secretary of FF, and (y) those Liabilities assumed by FHNC, with respect to the indemnification of the President of FF and of any FF trustee who is an employee of First Tennessee as of the date hereof, which shall be a condition to Closing as set forth in paragraph 6.1(g) below.
           (g) FHNC shall have duly executed and delivered to FF such assumptions of liabilities and other instruments as FF may reasonably deem necessary or desirable to evidence the assumption of all of the Liabilities of each First Fund to indemnify (x) any FF trustee who is an employee of First Tennessee as of the date hereof against all liabilities and expenses to the extent provided by FF’s indemnification agreements, declaration of trust and by-laws and (y) the President of FF as of the date hereof against all liabilities and expenses to the extent provided by FF’s declaration of trust and by-laws.
           (h) FF shall have completed to its satisfaction its due diligence review of GST and each GST Fund.
      6.2 Conditions Precedent to Obligations of GST. The obligation of GST to conclude the transactions provided for herein shall be subject, at its election, to the performance by FF of all of the obligations to be performed by it hereunder on or before the Effective Time, and, in addition thereto, to the following further conditions unless waived by GST in writing:
           (a) All representations and warranties of FF, on behalf of itself and the First Funds, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made on and as of the Effective Time.
           (b) FF shall have furnished to GST the opinion of Baker, Donelson, Bearman, Caldwell & Berkowitz dated as of the Effective Time, substantially to the effect that:
                (i) FF is a validly existing voluntary association under Massachusetts Law and has full power under its declaration of trust and by-laws to conduct its business as it is now being conducted and to own the properties and assets it now owns;
                (ii) FF is registered with the SEC under the 1940 Act as an open-end management investment company and its registration with the SEC is in full force and effect;
                (iii) all issued and outstanding FF shares of each series as of the Effective Time are duly authorized, validly issued, fully paid and nonassessable (except that shareholders of FF may under certain circumstances be held personally liable for its obligations).
                (iv) except as disclosed in writing to GST, such counsel knows of no material legal proceedings pending or threatened against FF;
                (v) this Agreement has been duly authorized, executed and delivered under the applicable Laws of the Commonwealth of Massachusetts by FF and, assuming due authorization, execution and delivery by GST, constitutes a valid and legally binding obligation of FF, enforceable in accordance with its terms, subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights generally and to general equity principles;

                (vi) to the Knowledge of such counsel, as of the date of its mailing, the Proxy Statement/ Prospectus and as of the date of its filing, the Registration Statement (other than the financial statements and other financial and statistical information contained therein, as to which such counsel need express no opinion) comply as to form in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder;
                (vii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the declaration of trust or by-laws of FF or any material agreement or instrument known to such counsel to which FF is a party or by which any properties belonging to FF may be bound;
                (viii) the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not conflict with or result in a material breach or violation by FF or a First Fund of any terms, conditions, or provisions of any federal securities Law or Massachusetts Law; and
                (ix) to the Knowledge of such counsel, no consent, approval, authorization or other action by or filing with any Governmental or Regulatory Body is required in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and Massachusetts Law and except such as may be required under state securities Laws.
      In rendering such opinion, Baker, Donelson, Bearman, Caldwell & Berkowitz may rely upon certificates of officers of FF and of public officials as to matters of fact.
      Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the First Funds with certain officers of FF and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to FF and the First Funds, the Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or financial information relating to FF and the First Funds contained or incorporated by reference in the Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to GST; and (iv) shall state that such opinion is solely for the benefit of the GST Funds and their trustees and officers.
           (c) FF shall have furnished to GST the certificate required by paragraph 5.6.
           (d) FF shall have furnished to GST a certificate of FF, signed by the president and treasurer of FF, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/ Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:
                (i) the representations and warranties of FF in this Agreement are true and correct in all material respects on and as of the Effective Time and FF has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and
                (ii) since the date of the most recent financial statements of the First Funds included in the Proxy Statement/ Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business or properties of any of the First Funds (other than changes in the ordinary course of business, including, without limitation, dividends and distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/ Prospectus (or any supplement thereto).

           (e) FF shall have duly executed and delivered to GST, on behalf of each First Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to FF’s custodian and instructions to GST’s transfer agent (“Transfer Documents”) as GST may reasonably deem necessary or desirable to evidence the transfer to the respective Transaction Party of such First Fund all of the right, title and interest of such First Fund in and to the respective Fund Assets of such First Fund. In each case, the Fund Assets of each First Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.
           (f) GST shall have received: (i) a certificate of an authorized signatory of State Street, as custodian for FF and GST, stating that the Fund Assets of each First Fund have been delivered to and received by GST and (ii) a certificate of an authorized signatory of FF confirming that FF has delivered its records containing the names and addresses of the record holders of each series of FF shares and the number and percentage of ownership of each series of GST Shares owned by each such holder as of the close of business on the Valuation Date.
           (g) Except as may otherwise be agreed by the parties, FF’s agreements with each of its service contractors and that certain revolving loan agreement between FF and State Street dated December 23, 1999 shall have terminated at the Valuation Time with respect to the First Funds, and each Party has received assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination.
           (h) At the Valuation Time and Effective Time, except as previously disclosed to GST in writing, and except as have been corrected as required by applicable Law, and to the best of FF’s Knowledge, there shall have been no material miscalculations of the net asset value of any First Fund or the net asset value per share of any series of shares during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all liabilities of a First Fund which are required to be reflected in the net asset value per share of a First Fund in accordance with applicable Law will be reflected in the net asset value per share of a First Fund.
           (i) GST shall have completed to its satisfaction its due diligence review of FF and each First Fund.
           (j) FHNC shall have executed and duly delivered to GST a certain indemnification agreement by and between FHNC and GST pursuant to paragraph 1.3 of this Agreement.
      6.3 Other Conditions Precedent. Unless waived in writing by the Parties with the consent of their respective boards of trustees, the consummation of each Fund Transaction is subject to the fulfillment, prior to or at the Effective Time, of each of the following conditions:
           (a) This Agreement and the transactions contemplated herein, with respect to a particular Fund Transaction, shall have been approved by the requisite vote of the holders of the outstanding shares of the First Fund that is a party to such Fund Transaction in accordance with the provisions of the First Funds declaration of trust and by-laws, applicable Massachusetts Law and the 1940 Act. Notwithstanding anything herein to the contrary, neither FF or GST may waive the conditions set forth in this paragraph 6.3(a) with respect to a Fund Transaction.
           (b) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Registration Statement shall have been issued and no proceedings for that purpose shall have been pending or threatened in writing.
           (c) FF shall have received a letter dated as of the effective date of the Registration Statement from PricewaterhouseCoopers LLP (“PwC”) addressed to FF and GST with respect to each First Fund and each Existing GST Fund in form and substance reasonably satisfactory to FF and GST to the effect that on the basis of limited procedures as reasonably agreed to by FF and GST and described in such letter (but not an examination in accordance with generally accepted auditing standards):

(1) data used in the preparation of the relevant unaudited pro forma financial statements and relevant pro forma adjustments included in the Registration Statement agree, in all material respects, with the underlying accounting records of the First Funds and GST Funds, respectively, or to schedules prepared by officers of FF or GST, having responsibility for financial and reporting matters;

(2) the data used in the calculation of any expense ratios of the fund appearing in the Registration Statement agree, in all material respects, with the underlying accounting records of such fund, as appropriate, or with written estimates provided by officers of FF or GST, as appropriate, having responsibility for financial and reporting matters; and

(3) the information relating to the First Funds or GST Funds appearing in the Registration Statement that is expressed in dollars or percentages of dollars, if any, has been obtained from the accounting records of such funds, or from schedules prepared by officers of FF or GST having responsibility for financial and reporting matters and such information is in agreement, in all material respects, with such records or schedules or with computations made therefrom.

      FF and GST also shall have received a letter dated as of the effective date of the Registration Statement that PwC has reviewed the relevant unaudited pro forma financial statements and relevant pro forma adjustments, the expense ratios and other information expressed in dollars or percentages, as noted in clauses (1), (2) and (3) of this paragraph 6.3(c), contained in the Registration Statement.
           (d) FF and GST shall have received an opinion from Baker, Donelson, Bearman, Caldwell & Berkowitz (based upon certain facts, qualifications, assumptions and representations) that with respect to the Reorganization, for federal income tax purposes:
                (i) the Reorganization will constitute seven “reorganizations” within the meaning of Section 368(a) of the Code, and each GST Fund and First Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
                (ii) each First Fund will recognize no gain or loss (A) upon the transfer of its Fund Assets to the corresponding GST Fund in exchange for GST Shares and the assumption of all of the Liabilities of such First Fund, and (B) upon the distribution of those GST Shares to the shareholders of the First Fund;
                (iii) each GST Fund will recognize no gain or loss upon the receipt of the Fund Assets of the corresponding First Fund in exchange for GST Shares of such GST Fund and the assumption of all of the Liabilities of such First Fund;
                (iv) the tax basis in the hands of each GST Fund of each asset of the corresponding First Fund transferred to such GST Fund in the Reorganization will be the same as the basis of that asset in the hands of such First Fund immediately before the transfer;
                (v) the holding period of each asset of each First Fund in the hands of the corresponding GST Fund will include the period during which that asset was held by such First Fund;
                (vi) the shareholders of each First Fund will recognize no gain or loss upon their receipt of GST Shares of the corresponding GST Fund;
                (vii) the aggregate tax basis of the GST Shares received by each shareholder of the corresponding First Fund will equal the aggregate tax basis of the First Fund shares surrendered in exchange therefor;

(viii)	the holding period of GST Shares received by each First Fund shareholder will include the holding period of the First Fund shares surrendered in exchange therefor, provided that the First Fund shares are held by that shareholder as capital assets on the date of the exchange; and

(ix)	each GST Fund will succeed to and take into account the tax attributes of the corresponding First Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

           (e) At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or there shall be no proceedings pending that would seek to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. No suit, action or other proceeding against FF or GST or their respective officers or trustees shall be threatened or pending before any court or other Governmental or Regulatory Body in which it will seek, or seeks to restrain or prohibit any of the transactions contemplated by this Agreement or to obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.
           (f) The post-effective amendment to GST’s registration statement on Form N-1A (File Nos. 33-17619/811-05439) which registers the Class A shares, Class B shares and Institutional shares of the Shell GST Fund shall have become effective under the 1933 Act, and no stop order suspending effectiveness of the Form N-1A Registration Statement shall have been issued and no proceedings for that purpose shall have been instituted or threatened.
ARTICLE VII
EXPENSES
      FF and GST will not bear any fees, expenses or explicit brokerage commissions in connection with the transactions contemplated by this Agreement. The responsibility for payment of all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are concluded, shall be allocated between First Tennessee and GSAM (or any Affiliate thereof).
ARTICLE VIII
AMENDMENTS AND TERMINATION
      8.1 Amendments. The Parties may amend this Agreement in such manner as may be agreed upon, whether before or after the meetings of shareholders of the First Funds at which action upon this Agreement and the transactions contemplated hereby is to be taken; provided, however, that after the requisite approval of the shareholders of a First Fund has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner that would materially and adversely affect the rights of such shareholders without their further approval. Nothing in this paragraph 8.1 shall be construed to prohibit the Parties from amending this Agreement to change the Valuation Time or Effective Time.
      8.2 Termination. Notwithstanding anything in this Agreement to the contrary, this Agreement may be terminated at any time prior to the Effective Time:
           (a) by the mutual written consent of the Parties;
           (b) by FF (i) following a material breach by GST of any of its representations, warranties or covenants contained in this Agreement, provided that GST shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so or (ii) if any of the conditions set forth in paragraphs 6.1 and 6.3 are not satisfied as specified in said paragraphs on or before June 30, 2006;
           (c) by GST (i) following a material breach by FF of any of its representations, warranties or covenants contained in this Agreement, provided that FF shall have been given a period of 10 Business Days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so or (ii) if any of the conditions set forth in paragraphs 6.2 and 6.3 are not satisfied as specified in said paragraphs on or before June 30, 2006;
           (d) by either Party by written notice to the other Party following a determination by the terminating Party’s Board that the consummation of the Reorganization is not in the best interest of its shareholders; and
           (e) by either Party if the Effective Time does not occur by June 30, 2006.

      If a Party terminates this Agreement in accordance with this paragraph 8.2, in the absence of willful default there shall be no liability for damages on the part of any Party, or the trustees or officers of such Party. In the event of willful default, all remedies at Law or in equity of the Party adversely affected shall survive.
ARTICLE IX
PUBLICITY; CONFIDENTIALITY
      9.1 Publicity. Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the Parties mutually shall agree in writing, provided that nothing herein shall prevent either Party from making such public announcements as may be required by Law, in which case the Party issuing such statement or communication shall advise the other Party prior to such issuance.
      9.2 Confidentiality. (a) The Parties, GSAM and First Tennessee (for purposes of this paragraph 9.2, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliated Persons to hold, in strict confidence, and not disclose to any other Person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to Governmental or Regulatory Bodies, and, where necessary, to any other Person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable Law; (iii) if it is publicly available through no act or failure to act of such Party; (iv) if it was already known to such Party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.
           (b) In the event of a termination of this Agreement, the Parties, GSAM and First Tennessee agree that they along with their board members, employees, representative agents and affiliated Persons shall, and shall cause their Affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other Persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and Affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable Law; (ii) if it is publicly available through no act or failure to act of such Party; (iii) if it was already known to such Party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.
ARTICLE X
MISCELLANEOUS
      10.1 Entire Agreement. This Agreement (including any schedules delivered pursuant hereto, which are a part hereof) constitutes the entire agreement of the Parties with respect to the matters covered by this Agreement. This Agreement supersedes any and all prior understandings, written or oral, between the Parties and may be amended, modified, waived, discharged or terminated only by an instrument in writing signed by an authorized executive officer of the Party against which enforcement of the amendment, modification, waiver, discharge or termination is sought.
      10.2 Notices. All notices or other communications under this Agreement shall be in writing and sufficient if delivered personally, telecopied (if confirmed) or sent via registered or certified mail, postage prepaid, return receipt requested, addressed as follows (notices or other communication sent via e-mail shall not constitute notice):
      If to First Funds:

First Funds
1625 Broadway, Suite 2200
Denver, CO 80202
Attention: Tane T. Tyler
Telephone No: (800) 442-1941
Facsimile No: (303) 623-7850
E-mail: tane.tyler@alpsinc.com

With copies (which shall not constitute notice) to:

Baker, Donelson, Bearman, Caldwell & Berkowitz (counsel to First Funds)
165 Madison Avenue
Memphis, TN 38103

Attn: Desiree Franklin, Esq.
Telephone No: (901) 577-2183
Facsimile No: (901) 577-0730
E-mail: dfranklin@bakerdonelson.com

First Tennessee
Bank National Association
530 Oak Court Drive
Memphis, TN 38117
Attention: Karen Kruse
Facsimile No.: (901) 818-6099
E-mail: kmkruse@ftb.com

First Tennessee Bank National Association
165 Madison Avenue, Legal Division
Memphis, TN 38103
Attention: Adella Heard
Facsimile No.: (901) 523-4248
E-mail: amheard@firsthorizon.com

Kirkpatrick & Lockhart Nicholson Graham, LLP (counsel to First Tennessee)
1800 Massachusetts Avenue, N.W.
Suite 200
Washington, D.C. 20036
Attention: Alan Porter
Facsimile No.: (202) 778-9100
E-mail: aporter@klng.com
          If to GST:

Goldman Sachs Trust
32 Old Slip
New York, NY 10005
Attn: Peter Bonanno, Esq.
Telephone No.: (212) 357-3184
Facsimile No.: (212) 902-4140
E-mail: Peter.Bonanno@gs.com

With a copy (which shall not constitute notice) to:

Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996
Attn: Kenneth Greenberg, Esq.
Telephone No.: (215) 988-1152
Facsimile No.: (215) 988-2757
E-mail: Kenneth.Greenberg@dbr.com
      10.3 Waiver. The failure of either Party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either Party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach. Except as provided in paragraph 6.3, a Party may waive any condition to its obligations hereunder (such waiver to be in writing and authorized by an authorized officer of the waiving Party).
      10.4 Assignment. This Agreement shall inure to the benefit of and be binding upon the Parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either Party without the written consent of the other Party. Nothing herein express or implied, is intended to or shall confer any rights, remedies or benefits upon any Person other than the Parties hereto.
      10.5 Survival. Except as provided in the next sentence, the respective representations, warranties and covenants contained in this Agreement and in any certificates exchanged at the Effective Time as provided in Article VI hereto shall not survive the consummation of the transactions contemplated hereunder. The covenants in paragraphs 1.5, 2.5, 5.6, 5.11, 5.13 and 9.2 and Article VII shall survive the consummation of the transactions contemplated hereunder.
      10.6 Headings. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
      10.7 Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same agreement.
      10.8 Governing Law. This Agreement shall be governed by and construed in accordance with the Laws of the State of Delaware, without regard to its principles of conflicts of laws.
      10.9 Further Assurances. Subject to the terms and conditions herein provided, each of the Parties hereto shall use its reasonable best efforts to take, or cause to be taken, such action, to execute and deliver, or cause to be executed and delivered, such additional documents and instruments and to do, or cause to be done, all things necessary, proper or advisable under the provisions of this Agreement and under applicable Law to consummate and make effective the Fund Transactions contemplated by this Agreement, including, without limitation, delivering and/or causing to be delivered to the other Party hereto each of the items required under this Agreement as a condition to such Party’s obligations hereunder. In addition, FF shall deliver or cause to be delivered to GST, the Books and Records of each FF (regardless of whose possession they are in).
      10.10 Beneficiaries. Nothing contained in this Agreement shall be deemed to create rights in Persons not parties hereto (including, without limitation, any shareholder of GST or FF) except that the FF Indemnified Trustees are intended third-party beneficiaries of the provisions of paragraph 1.3, paragraph 5.11 and Articles VII and X herein.
      10.11 Failure of Any Fund(s) to Consummate the Transactions. The failure of any GST Fund or First Fund to consummate its Transaction shall not affect the consummation or validity of the Fund Transaction with respect to any other GST Fund or First Fund, and the provisions of this Agreement shall be construed to effect this intent.

      10.12 Validity. Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by Law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.
      10.13 Effect of Facsimile Signature. A facsimile signature of an authorized officer of a Party hereto on any Transfer Document shall have the same effect as if executed in the original by such officer.
      10.14 GST Liability. The name “Goldman Sachs Trust” is the designation of the trustees for the time being under an Agreement and Declaration of Trust dated January 28, 1997, as amended from time to time, and all Persons dealing with GST or a GST Fund must look solely to the property of GST or such GST Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of GST. No GST Fund shall be liable for any claims against any other GST Fund. Both Parties along with GSAM and First Tennessee specifically acknowledge and agree that any liability of GST under this Agreement with respect to a particular GST Fund, or in connection with the transactions contemplated herein with respect to a particular GST Fund, shall be discharged only out of the assets of the particular GST Fund and that no other portfolio of GST shall be liable with respect thereto.
      10.15 First Funds Liability. The name “First Funds” is the designation of the trustees for the time being under a Declaration of Trust dated March 6, 1992, as amended on September 4, 1992, August 3, 1993, March 10, 2003, and July 14, 2003, and all Persons dealing with FF or a First Fund must look solely to the property of FF or such First Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of FF. No First Fund shall be liable for any claims against any other First Fund. Both Parties along with GSAM and First Tennessee specifically acknowledge and agree that any liability of FF under this Agreement with respect to a particular First Fund, or in connection with the transactions contemplated herein with respect to a particular First Fund, shall be discharged only out of the Fund Assets of the particular First Fund and that no other portfolio of FF shall be liable with respect thereto.
ARTICLE XI
DEFINITIONS
      As used in this Agreement, the following terms have the following meanings:
      “Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.
      “Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.
      “Agreement” has the meaning specified in the preamble.
      “Books and Records” means FF’s or GST’s accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by FF or GST with respect to the First Funds or GST Funds, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.
      “Business Day” means a day other than Saturday, Sunday or a day on which banks located in New York City are authorized or obligated to close.
      “Closing” has the meaning specified in paragraph 3.1.
      “Code” has the meaning specified in the recitals.
      “Continuing First Fund” means the Tennessee Tax-Free Portfolio of FF.
      “Delaware Law” has the meaning specified in paragraph 1.1.

      “Effective Time” has the meaning specified in paragraph 3.1.
      “Existing GST Funds” means the Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund and Goldman Sachs Financial Square Money Market Fund of GST.
      “FF” has the meaning specified in the preamble.
      “FF Indemnified Trustees” has the meaning specified in paragraph 1.3.
      “FF Money Market Fund” has the meaning specified in paragraph 2.5.
      “FHNC” has the meaning specified in paragraph 1.3.
      “First Fund” and “First Funds” each has the meaning specified in the preamble.
      “First Funds Board” has the meaning specified in the recitals.
      “First Tennessee” has the meaning specified in the preamble.
      “Fund Assets” means, all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that FF may have against First Tennessee) and receivables (including dividend and interest receivable) good will and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by FF on behalf of a First Fund, and any prepaid expenses shown on a First Fund’s books at the Effective Time, other than with respect to FF and each First Fund, (a) the estimated costs of extinguishing any Liability not assumed by GST or a GST Fund and agreed upon in writing by the Parties; (b) cash in an amount necessary to pay dividends and distributions in paragraph 5.8, and (c) FF’s rights under this Agreement. Notwithstanding the foregoing, neither (i) any rights under or in respect of this Agreement or the transactions contemplated hereby or any agreement, instrument, certificate, or other document executed or delivered by or on behalf of any First Fund in connection with this Agreement or such transactions, nor (ii) any rights in respect of any relationship of any First Fund with legal counsel, including any attorney-client, attorney work-product, or other privilege, shall be deemed to be Fund Assets or to be transferred by any First Fund to any GST Fund.
      “Fund Transaction” has the meaning specified in paragraph 1.1.
      “Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.
      “GSAM” has the meaning specified in the preamble.
      “GST” has the meaning specified in the preamble.
      “GST Board” has the meaning specified in the recitals.
      “GST Fund” and “GST Funds” each has the meaning specified in the preamble.
      “GST Shares” has the meaning specified in paragraph 1.4.
      “Knowledge” means (i) with respect to FF and any applicable First Fund, the actual knowledge after reasonable inquiry of FF’s board of trustees or officers, First Tennessee in its capacity as a service provider to FF and any applicable sub-advisor or co-advisor and (ii) with respect to GST and any applicable GST Fund, the actual knowledge after reasonable inquiry of GST’s board of trustees or officers, or GSAM in its capacity as a service provider to GST.
      “Known Liabilities” means with respect to FF and any applicable First Fund, those Liabilities of which are the Knowledge of FF’s board of trustees, FF’s officers, First Tennessee, or any applicable sub-advisor, co-

advisor, co-administrator, distributor, transfer agent, shareholder servicing agent, auditor, custodian or other service provider.
      “Independent Trustees” has the meaning specified in the recitals.
      “Insurance Coverage” has the meaning specified in paragraph 5.11.
      “Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.
      “Liabilities” means all existing and future liabilities and obligations of any nature, whether known or unknown, accrued or unaccrued, absolute or contingent, conditional or unmatured, or otherwise of a First Fund including, but not limited to, those reflected on an unaudited statement of assets and liabilities of a First Fund prepared by ALPS Mutual Funds Services, Inc. as of the Valuation Time in accordance with generally accepted accounting principles consistently applied from the prior audited reporting period and reviewed and approved by the respective treasurers of GST and FF at the Effective Time.
      “Massachusetts Law” has the meaning specified in paragraph 1.1.
      “Material Adverse Effect” as to any Person means a material adverse effect on the business, prospects, results of operations or financial condition of such Person. For purposes of this definition, a decline in net asset value of a First Fund or GST Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing an interest in such fund, shall not constitute a “Material Adverse Effect.”
      “NYSE” has the meaning specified in paragraph 2.6.
      “1940 Act” has the meaning specified in the recitals.
      “1933 Act” means the Securities Act of 1933, as amended.
      “1934 Act” means the Securities Exchange Act of 1934, as amended.
      “Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.
      “Parties” has the meaning specified in the preamble.
      “Person” means any individual, corporation, partnership, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.
      “Protected Persons” has the meaning specified in paragraph 9.2.
      “Proxy Statement/Prospectus” has the meaning specified in paragraph 4.1(p).
      “PwC” has the meaning specified in paragraph 6.3(c).
      “Registration Statement” has the meaning specified in paragraph 4.1(p).
      “Reorganization” has the meaning specified in the recitals.
      “SEC” means the U.S. Securities and Exchange Commission.
      “Shell GST Fund” means the Tennessee Municipal Fund of GST (which has no assets and liabilities and no operating history prior to the Reorganization).
      “State Street” has the meaning specified in paragraph 2.4.
      “Transaction Party” has the meaning specified in paragraph 1.1.
      “Transfer Documents” has the meaning specified in paragraph 6.2(e).
      “Valuation Time” has the meaning specified in paragraph 2.6.
[SIGNATURE PAGE FOLLOWS]

      IN WITNESS WHEREOF, the Parties have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

FIRST FUNDS

By:	/s/ George P. Lewis

Name: George P. Lewis

Title:	President

GOLDMAN SACHS TRUST

By:	/s/ James A. Fitzpatrick

Name: James A. Fitzpatrick

Title:	Vice President
Solely for purposes of Article VII and Paragraphs 1.3, 1.5, 2.5, 5.1, 5.6, 5.13, 9.2, 10.5, 10.14 and 10.15
FIRST TENNESSEE BANK
NATIONAL ASSOCIATION

By:	/s/ Karen M. Kruse

Name:  Karen M. Kruse

Title: SVP, Wealth Management
Solely for purposes of Article VII and Paragraphs 2.5, 5.1, 5.11, 5.13, 9.2, 10.5, 10.14 and 10.15
GOLDMAN SACHS
ASSET MANAGEMENT, L.P.

By:	/s/ James A. Fitzpatrick

Name:  James A. Fitzpatrick

Title:	Managing Director

EXHIBIT A
First Funds and Respective Transaction Parties

First Funds	GST Funds

Core Equity Portfolio	Goldman Sachs CORE U.S. Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Capital Appreciation Portfolio	Goldman Sachs CORE Small Cap Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Intermediate Bond Portfolio	Goldman Sachs Core Fixed Income Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Tennessee Tax-Free Portfolio	Goldman Sachs Tennessee Municipal Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class C Shares	Class A Shares
Class I Shares	Institutional Shares
Cash Reserve Portfolio	Goldman Sachs Financial Square Money Market Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares
U.S. Government Money Market Portfolio	Goldman Sachs Financial Square Government Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares
Municipal Money Market Portfolio	Goldman Sachs Financial Square Tax-Free Money Market Fund
Class C Shares	FST Administration Shares
Class I Shares	FST Shares

PART B
GOLDMAN SACHS TRUST
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured Small Cap Equity Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Tennessee Municipal Fund
Goldman Sachs Financial Square Money Market Fund
Goldman Sachs Financial Square Government Fund
Goldman Sachs Financial Square Tax-Free Money Market Fund

Statement of Additional Information
February     , 2006

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:

Core Equity Portfolio	Goldman Sachs Structured U.S. Equity Fund

Capital Appreciation Portfolio	Goldman Sachs Structured Small Cap Equity Fund

Intermediate Bond Portfolio	Goldman Sachs Core Fixed Income Fund

Tennessee Tax-Free Portfolio	Goldman Sachs Tennessee Municipal Fund

Cash Reserve Portfolio	Goldman Sachs Financial Square Money Market Fund

U.S. Government Money Market Portfolio	Goldman Sachs Financial Square Government Fund

Municipal Money Market Portfolio	Goldman Sachs Financial Square Tax-Free Money Market Fund

(collectively, the “FF Portfolios”)	(collectively, the “GST Funds”)

(each, a series of First Funds)	(each, a series of the Goldman Sachs Trust)
1625 Broadway	71 South Wacker
Suite 2200	Suite 500
Denver, Colorado 80202	Chicago, Illinois 60606

1

     This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated February ___, 2006 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the FF Portfolios which is scheduled to be held on March___, 2006. A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling Goldman, Sachs & Co. toll free at 800-526-7384. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganization is expected to occur in accordance with the terms of the Reorganization Agreement.
General Information:
     This SAI and the Proxy Statement/Prospectus are related to the proposed acquisition of all of the assets of each FF Portfolio by its corresponding GST Fund and the assumption by that GST Fund of all of the liabilities of the FF Portfolio. Such assets and liabilities of each FF Portfolio are proposed to be exchanged for Class A Shares, Class B Shares, Institutional Shares, FST Administration Shares or FST Shares, as the case may be, of the corresponding GST Fund having an aggregate value equal to the net asset value of the particular FF Portfolio’s Class A Shares, Class B Shares, Class C Shares or Class I Shares as of the Valuation Date. At the effective time of the reorganization, each corresponding GST Fund will distribute shares to each holder of the FF Portfolio’s shares in an amount equal in value to the shareholder’s FF Portfolio shares as of the effective time of the reorganization and each FF Portfolio will completely liquidate (collectively, the “Reorganization”).
Incorporation of Documents By Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents:
(1)	Statement of Additional Information dated October 28, 2005 with respect to the First Funds Core Equity Portfolio, Capital Appreciation Portfolio, Intermediate Bond Portfolio, Tennessee Tax-Free Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio and Cash Reserve Portfolio (previously filed on EDGAR, Accession No. 0001104659-05-050792).

(2)	The audited financial statements and related report of the independent registered public accounting firm included in the First Funds Annual Report to Shareholders for the fiscal year ended June 30, 2005 with respect to the Core Equity Portfolio, Capital Appreciation Portfolio, Intermediate Bond Portfolio, Tennessee Tax-Free Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio and Cash Reserve Portfolio (previously filed on EDGAR, Accession No. 0001104659-05-043371). No other parts of the Annual Report are incorporated herein by reference.

(3)	Statement of Additional Information dated December 29, 2005, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Growth Opportunities Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman

2

Sachs Asia Growth Fund, Goldman Sachs Research Select FundSM and Goldman Sachs Concentrated Growth Fund (previously filed on EDGAR, Accession No. 0000950123-05-015341).

(4)	Statement of Additional Information dated February 25, 2005, as amended September 7, 2005, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares, Institutional Shares, Administration Shares, and Separate Account Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund (previously filed on EDGAR, Accession No. 0000950123-05-010814).

(5)	Statement of Additional Information dated April 29, 2005, as amended August 12, 2005, with respect to (i) ILA Shares, ILA Administration Shares, ILA Service Shares and ILA Cash Management Shares of: ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Treasury Obligations Portfolio, ILA Treasury Instruments Portfolio, ILA Government Portfolio, ILA Federal Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio; (ii) ILA Class B and Class C Shares of ILA Prime Obligations Portfolio; and (iii) FST Shares, FST Service Shares, FST Administration Shares, FST Preferred Shares, FST Select Shares and FST Capital Shares of: Goldman Sachs — Financial Square Prime Obligations Fund, Goldman Sachs — Financial Square Money Market Fund, Goldman Sachs — Financial Square Treasury Obligations Fund, Goldman Sachs — Financial Square Treasury Instruments Fund, Goldman Sachs — Financial Square Government Fund, Goldman Sachs — Financial Square Federal Fund, and Goldman Sachs — Financial Square Tax-Free Money Market Fund (previously filed on EDGAR, Accession No. 0000950123-05-009878).

(6)	Supplement dated January 3, 2006 and Statement of Additional Information dated January 3, 2006 with respect to the Goldman Sachs Tennessee Municipal Fund (previously filed on EDGAR, Accession No. 0000950123-06-000017).

(7)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2005 with respect to the Goldman Sachs CORESM U.S. Equity and CORESM Small Cap Equity Fund (previously filed on EDGAR, Accession No. 0000950123-05-013435). No other parts of the Annual Report are incorporated herein by reference.

(8)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2005 with respect to the Goldman Sachs Core Fixed Income Fund (previously filed on EDGAR, Accession No. 0000950123-06-000007). No other parts of the Annual Report are incorporated herein by reference.

(9)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2004 with respect to the Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund and Goldman

3

Sachs Financial Square Tax-Free Money Market Fund (previously filed on EDGAR, Accession No. 0000950123-05-002761). No other parts of the Annual Report are incorporated herein by reference.

(10)	The unaudited financial statements included in the Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2005 with respect to the Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund and Goldman Sachs Financial Square Tax-Free Money Market Fund (previously filed on EDGAR, Accession No. 0000950123-05-010751). No other parts of the Semi-Annual Report are incorporated herein by reference.
Pro Forma Financial Statements
     Under the Reorganization Agreement, each FF Portfolio will be reorganized into the GST Fund listed directly opposite such Fund in the table below.

FF Portfolio	GST Fund
Core Equity Portfolio	Goldman Sachs Structured U.S. Equity Fund
Capital Appreciation Portfolio	Goldman Sachs Structured Small Cap Equity Fund
Intermediate Bond Portfolio	Goldman Sachs Core Fixed Income Fund
Tennessee Tax-Free Portfolio	Goldman Sachs Tennessee Municipal Fund
Cash Reserve Portfolio	Goldman Sachs Financial Square Money Market Fund
U.S. Government Money Market Portfolio	Goldman Sachs Financial Square Government Fund
Municipal Money Market Portfolio	Goldman Sachs Financial Square Tax-Free Money Market Fund
     Shown below are unaudited pro forma financial statements for the combined Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Core Fixed Income Fund, assuming the Reorganization, as more fully described in the combined Proxy Statement/Prospectus dated February ___, 2006, had been consummated as of August 31, 2005 with respect to the Goldman Sachs Structured U.S. Equity Fund and Structured Small Cap Equity Fund and October 31, 2005 with respect to the Goldman Sachs Core Fixed Income Fund. No pro forma information has been prepared for the reorganization of the Cash Reserve Portfolio, U.S. Government Money Market Portfolio or Municipal Money Market Portfolio because as of December 21, 2005 the net asset value of such FF Portfolios did not exceed 10% of the net asset value of the Goldman Sachs Financial Square Money Market Fund, Financial Square Government Fund and Financial Square Tax-Free Money Market Fund, respectively, and, therefore pro forma financial information is not required. Additionally, pro forma financial information has not been prepared for the reorganization of the Tennessee Tax-Free Portfolio into the Goldman Sachs Tennessee Municipal Fund because the FF Portfolio is being reorganized into a newly organized GST Fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the FF Portfolio.
     The Pro Forma Combined Schedules of Investments and the Pro Forma Combined Statements of Assets and Liabilities have been adjusted to give effect to the Reorganization as if the Reorganization had occurred on August 31, 2005 with respect to the Goldman Sachs Structured U.S. Equity Fund and Structured

4

Pro Forma Combined Statement of Investments for the Goldman Sachs Trust Structured U.S. Equity Fund and First Funds Core Equity Portfolio August 31, 2005 (Unaudited)

Shares				Description	Value
GS Structured	First		Pro		GS Structured	First		Pro
U.S.	Funds		Forma		U.S.	Funds		Forma
Equity	Core		Combined		Equity	Core		Combined
Fund	Equity	Adjustments	Fund		Fund	Equity	Adjustments	Fund

				Common Stocks - 98.4%
				Aerospace & Defense - 1.6%
31,500	—	—	31,500	Lockheed Martin Corp.	$1,960,560	$—	$—	$1,960,560
265,400	—	—	265,400	Northrop Grumman Corp.	14,886,286	—	—	14,886,286
109,100	—	—	109,100	Raytheon Co.	4,278,902	—	—	4,278,902

					21,125,748	—	—	21,125,748

				Auto Components - 0.1%
47,200	—	—	47,200	ArvinMeritor, Inc.	875,560	—	—	875,560
19,300	—	—	19,300	Autoliv, Inc.	858,850	—	—	858,850

					1,734,410	—	—	1,734,410

				Automobiles - 0.7%
872,600	—	—	872,600	Ford Motor Co.	8,699,822	—	—	8,699,822

				Banks - 6.9%
646,584	—	—	646,584	Bank of America Corp.	27,822,509	—	—	27,822,509
45,000	—	—	45,000	Bank of Hawaii Corp.	2,283,750	—	—	2,283,750
115,000	—	—	115,000	Golden West Financial Corp.	7,013,850	—	—	7,013,850
108,800	—	—	108,800	North Fork Bancorporation, Inc.	2,990,912	—	—	2,990,912
406,740	—	—	406,740	Wachovia Corp.	20,182,439	—	—	20,182,439
412,200	—	—	412,200	Washington Mutual, Inc.(a)	17,139,276	—	—	17,139,276
—	193,906	—	193,906	Wells Fargo & Co.	—	11,560,676	—	11,560,676

					77,432,736	11,560,676	—	88,993,412

				Biotechnology - 2.1%
274,100	—	—	274,100	Amgen, Inc.*	21,900,590	—	—	21,900,590
24,800	—	—	24,800	Genentech, Inc.*	2,329,712	—	—	2,329,712
43,600	—	—	43,600	Genzyme Corp.*	3,103,012	—	—	3,103,012

					27,333,314	—	—	27,333,314

				Chemicals - 1.3%
16,000	—	—	16,000	Ashland, Inc.	972,640	—	—	972,640
245,600	—	—	245,600	Monsanto Co.	15,679,104	—	—	15,679,104

					16,651,744	—	—	16,651,744

				Commercial Services & Supplies - 0.8%
466,110	—	—	466,110	Cendant Corp.	9,480,677	—	—	9,480,677
13,400	—	—	13,400	Global Payments, Inc.	881,452	—	—	881,452

					10,362,129	—	—	10,362,129

				Communications Equipment - 2.0%
124,000	536,400	—	660,400	Cisco Systems, Inc.*	2,184,880	9,451,368	—	11,636,248
350,100	—	—	350,100	Motorola, Inc.	7,660,188	—	—	7,660,188
—	153,800	—	153,800	Qualcomm, Inc.	—	6,107,398	—	6,107,398

					9,845,068	15,558,766	—	25,403,834

				Computers & Peripherals - 2.3%
192,500	—	—	192,500	Dell, Inc.*	6,853,000	—	—	6,853,000
749,300	—	—	749,300	Hewlett-Packard Co.	20,800,568	—	—	20,800,568
147,000	—	—	147,000	Western Digital Corp.*	2,035,950	—	—	2,035,950

					29,689,518	—	—	29,689,518

				Discount Stores - 1.6%
—	324,050	—	324,050	Costco Wholesale Corp.	—	14,076,732	—	14,076,732
—	154,700	—	154,700	Wal-Mart Stores, Inc.	—	6,955,312	—	6,955,312

					—	21,032,044	—	21,032,044

				Diversified Financials - 6.8%
94,800	—	—	94,800	AmeriCredit Corp.*	2,364,312	—	—	2,364,312
—	233,425	—	233,425	Capital One Financial Corp.	—	19,196,872	—	19,196,872
87,870	—	—	87,870	Citigroup, Inc.	3,846,070	—	—	3,846,070
129,900	—	—	129,900	Countrywide Financial Corp.	4,389,321	—	—	4,389,321
—	129,600	—	129,600	Federal National Mortgage Association	—	6,614,784	—	6,614,784
699,300	—	—	699,300	J.P. Morgan Chase & Co.	23,699,277	—	—	23,699,277
288,800	—	—	288,800	Merrill Lynch & Co., Inc.	16,507,808	—	—	16,507,808
195,700	—	—	195,700	Moody’s Corp.	9,610,827	—	—	9,610,827
34,800	—	—	34,800	Principal Financial Group, Inc.	1,593,840	—	—	1,593,840

					62,011,455	25,811,656	—	87,823,111

				Diversified Telecommunications - 1.3%
33,000	—	—	33,000	ALLTEL Corp.	2,045,670	—	—	2,045,670
194,300	—	—	194,300	CenturyTel, Inc.	6,975,370	—	—	6,975,370
235,630	—	—	235,630	Sprint Nextel Corp.	6,109,886	—	—	6,109,886
61,200	—	—	61,200	Telewest Global, Inc.*	1,358,640	—	—	1,358,640

					16,489,566	—	—	16,489,566

				Electric Utilities - 2.5%
49,900	—	—	49,900	American Electric Power Co., Inc.	1,855,282	—	—	1,855,282
253,010	—	—	253,010	Edison International	11,393,040	—	—	11,393,040
407,400	—	—	407,400	PG&E Corp.	15,285,648	—	—	15,285,648
39,500	—	—	39,500	TXU Corp.	3,832,290	—	—	3,832,290

					32,366,260	—	—	32,366,260

				Electrical Equipment - 0.5%
99,000	—	—	99,000	Energizer Holdings, Inc.*(a)	6,425,100	—	—	6,425,100

				Energy Equipment & Services - 0.2%
33,700	—	—	33,700	Helmerich & Payne, Inc.	2,002,454	—	—	2,002,454
15,900	—	—	15,900	Transocean, Inc.*	938,736	—	—	938,736

					2,941,190	—	—	2,941,190

				Food & Drug Retailing - 0.8%
43,300	—	—	43,300	Albertson’s, Inc.(a)	871,629	—	—	871,629
107,100	—	—	107,100	Safeway, Inc.	2,541,483	—	—	2,541,483
137,230	—	—	137,230	SUPERVALU, Inc.	4,775,604	—	—	4,775,604
85,300	—	—	85,300	The Kroger Co.*	1,683,822	—	—	1,683,822

					9,872,538	—	—	9,872,538

The accompanying notes are an integral part of these pro forma financial statements.

1

Shares				Description	Value
GS Structured	First		Pro		GS Structured	First		Pro
U.S.	Funds		Forma		U.S.	Funds		Forma
Equity	Core		Combined		Equity	Core		Combined
Fund	Equity	Adjustments	Fund		Fund	Equity	Adjustments	Fund

				Common Stocks - 98.4%
				Food Products - 3.1%
611,951	—	—	611,951	Archer-Daniels-Midland Co.	$13,775,017	$—	$—	$13,775,017
35,900	—	—	35,900	Pilgrim’s Pride Corp.	1,217,010	—	—	1,217,010
—	276,500	—	276,500	Pepsico, Inc.	—	15,166,025	—	15,166,025
25,500	—	—	25,500	The Hershey Co.	1,506,795	—	—	1,506,795
470,700	—	—	470,700	Tyson Foods, Inc.	8,369,046	—	—	8,369,046

					24,867,868	15,166,025	—	40,033,893

				Healthcare Equipment & Supplies - 1.7%
57,200	—	—	57,200	Baxter International, Inc.	2,306,876	—	—	2,306,876
27,000	—	—	27,000	Guidant Corp.	1,907,280	—	—	1,907,280
104,700	187,750	—	292,450	Medtronic, Inc.	5,967,900	10,701,750	—	16,669,650
38,900	—	—	38,900	St. Jude Medical, Inc.*	1,785,510	—	—	1,785,510

					11,967,566	10,701,750	—	22,669,316

				Healthcare Providers & Services - 1.2%
65,700	—	—	65,700	AmerisourceBergen Corp.	4,905,819	—	—	4,905,819
15,100	—	—	15,100	Cardinal Health, Inc.	900,111	—	—	900,111
42,400	—	—	42,400	CIGNA Corp.	4,889,568	—	—	4,889,568
19,400	—	—	19,400	DaVita, Inc.*	890,654	—	—	890,654
23,000	—	—	23,000	Humana, Inc.*	1,107,680	—	—	1,107,680
49,600	—	—	49,600	McKesson Corp.	2,314,832	—	—	2,314,832

					15,008,664	—	—	15,008,664

				Hotels, Restaurants & Leisure - 0.3%
94,800	—	—	94,800	Darden Restaurants, Inc.	2,977,668	—	—	2,977,668
23,000	—	—	23,000	MGM MIRAGE*	971,980	—	—	971,980

					3,949,648	—	—	3,949,648

				Household Durables - 0.1%
2,070	—	—	2,070	NVR, Inc.*	1,831,950	—	—	1,831,950

				Household Products - 0.8%
19,200	183,425	—	202,625	Colgate-Palmolive Co.	1,008,000	9,629,813	—	10,637,813

				Industrial Conglomerates - 5.5%
1,238,120	400,400	—	1,638,520	General Electric Co.	41,613,212	13,457,444	—	55,070,656
—	187,350	—	187,350	Ingersoll-Rand Co., Ltd.	—	14,916,807	—	14,916,807
10,710	—	—	10,710	Reynolds American, Inc.	898,998	—	—	898,998

					42,512,210	28,374,251	—	70,886,461

				Insurance - 8.9%
—	333,600	—	333,600	AFLAC, Inc.	—	14,418,192	—	14,418,192
3,162	—	—	3,162	Alleghany Corp.*	941,485	—	—	941,485
—	249,970	—	249,970	American International Group, Inc.	—	14,798,225	—	14,798,225
—	202,720	—	202,720	Fidelity National Financial, Inc.	—	7,930,406	—	7,930,406
174,610	—	—	174,610	Loews Corp.	15,311,551	—	—	15,311,551
249,800	—	—	249,800	MBIA, Inc.	14,480,906	—	—	14,480,906
149,810	—	—	149,810	Prudential Financial, Inc.	9,643,270	—	—	9,643,270
29,100	—	—	29,100	The Chubb Corp.	2,530,536	—	—	2,530,536
67,600	—	—	67,600	The St. Paul Travelers Cos., Inc.	2,907,476	—	—	2,907,476
—	409,965	—	409,965	Willis Group Holdings, Ltd.	—	14,348,775	—	14,348,775
—	252,600	—	252,600	XL Capital, Ltd., Class A	—	17,555,700		17,555,700

					45,815,224	69,051,298	—	114,866,522

				Internet Software & Services - 0.7%
33,750	—	—	33,750	Google, Inc., Class A*	9,652,500	—	—	9,652,500

				IT Consulting & Services - 1.2%
334,600	—	—	334,600	Computer Sciences Corp.*	14,906,430	—	—	14,906,430

				Marine - 0.1%
13,900	—	—	13,900	Overseas Shipholding Group, Inc.	849,985	—	—	849,985

				Media - 8.4%
316,837	321,518	—	638,355	Comcast Corp.*	9,742,738	9,703,413	—	19,446,151
147,500	—	—	147,500	Comcast Corp. Special Class A*	4,451,550	—	—	4,451,550
875,500	—	—	875,500	Liberty Media Corp. Series A*	7,275,405	—	—	7,275,405
—	233,160	—	233,160	McGraw-Hill Co., Inc.	—	11,242,975	—	11,242,975
—	176,915	—	176,915	Omnicom Group, Inc.		14,231,043	—	14,231,043
467,600	496,000	—	963,600	The Walt Disney Co.	11,778,844	12,494,240	—	24,273,084
1,160,490	—	—	1,160,490	Time Warner, Inc.	20,795,981	—	—	20,795,981
199,762	—	—	199,762	Viacom, Inc. Class B	6,789,910	—	—	6,789,910

					60,834,428	47,671,671	—	108,506,099

				Metals & Mining - 1.1%
19,500	—	—	19,500	Newmont Mining Corp.	771,810	—	—	771,810
194,900	—	—	194,900	Nucor Corp.	11,007,952	—	—	11,007,952
60,800	—	—	60,800	United States Steel Corp.	2,548,736	—	—	2,548,736

					14,328,498	—	—	14,328,498

				Motorcycle Manufacturers - 0.6%
—	166,050	—	166,050	Harley Davidson, Inc.	—	8,179,623	—	8,179,623

				Oil & Gas - 7.6%
110,800	—	—	110,800	Anadarko Petroleum Corp.	10,068,396	—	—	10,068,396
110,600	—	—	110,600	Apache Corp.	7,921,172	—	—	7,921,172
231,800	—	—	231,800	Burlington Resources, Inc.(a)	17,104,522	—	—	17,104,522
112,042	—	—	112,042	ConocoPhillips	7,388,050	—	—	7,388,050
180,200	—	—	180,200	EOG Resources, Inc.	11,502,166	—	—	11,502,166
265,616	211,600	—	477,216	Exxon Mobil Corp.	15,910,398	12,674,840	—	28,585,238
215,800	—	—	215,800	Sunoco, Inc.	15,688,660	—	—	15,688,660

					85,583,364	12,674,840	—	98,258,204

				Personal Products - 0.3%
80,740	—	—	80,740	The Gillette Co.	4,349,464	—	—	4,349,464

				Pharmaceuticals - 6.6%
123,400	—	—	123,400	Abbott Laboratories	5,569,042	—	—	5,569,042
21,600	—	—	21,600	Allergan, Inc.	1,988,280	—	—	1,988,280
271,900	—	—	271,900	Bristol-Myers Squibb Co.	6,653,393	—	—	6,653,393
460,050	—	—	460,050	Johnson & Johnson	29,162,570	—	—	29,162,570
46,300	—	—	46,300	Merck & Co., Inc.	1,307,049	—	—	1,307,049
1,151,300	427,915	—	1,579,215	Pfizer, Inc.	29,323,611	10,898,995	—	40,222,606

					74,003,945	10,898,995	—	84,902,940

The accompanying notes are an integral part of these pro forma financial statements.

2

Shares				Description	Value
GS Structured	First		Pro		GS Structured	First		Pro
U.S.	Funds		Forma		U.S.	Funds		Forma
Equity	Core		Combined		Equity	Core		Combined
Fund	Equity	Adjustments	Fund		Fund	Equity	Adjustments	Fund

				Common Stocks - 98.4%
				Real Estate - 0.5%
31,200	—	—	31,200	Boston Properties, Inc.	$2,219,880	$—	$—	$2,219,880
32,310	—	—	32,310	Equity Office Properties Trust	1,075,923	—	—	1,075,923
58,400	—	—	58,400	ProLogis	2,540,984	—	—	2,540,984

					5,836,787	—	—	5,836,787

				Road & Rail - 1.1%
165,900	—	—	165,900	Burlington Northern Santa Fe Corp.	8,796,018	—	—	8,796,018
157,900	—	—	157,900	Norfolk Southern Corp.	5,622,819	—	—	5,622,819

					14,418,837	—	—	14,418,837

				Semiconductor Equipment & Products - 4.6%
436,400	—	—	436,400	Advanced Micro Devices, Inc.*	9,064,028	—	—	9,064,028
—	157,250	—	157,250	Analog Devices, Inc.	—	5,731,763	—	5,731,763
337,890	—	—	337,890	Freescale Semiconductor, Inc. Class B*	8,136,391	—	—	8,136,391
1,041,700	360,150	—	1,401,850	Intel Corp.	26,792,525	9,263,058	—	36,055,583

					43,992,944	14,994,821	—	58,987,765

				Software - 3.0%
254,300	—	—	254,300	Autodesk, Inc.	10,985,760	—	—	10,985,760
280,340	637,500	—	917,840	Microsoft Corp.	7,681,316	17,467,500	—	25,148,816
90,400	—	—	90,400	Symantec Corp.*	1,896,592	—	—	1,896,592
47,100	—	—	47,100	Synopsys, Inc.*	894,900	—	—	894,900

					21,458,568	17,467,500	—	38,926,068

				Specialty Retail - 3.1%
63,800	—	—	63,800	Abercrombie & Fitch Co.	3,547,918	—	—	3,547,918
280,530	—	—	280,530	AutoNation, Inc.*	5,837,829	—	—	5,837,829
129,600	—	—	129,600	Best Buy Co., Inc.	6,176,736	—	—	6,176,736
397,631	—	—	397,631	Circuit City Stores, Inc.	6,715,988	—	—	6,715,988
—	454,290	—	454,290	Home Depot, Inc.	—	18,316,973	—	18,316,973

					22,278,471	18,316,973	—	40,595,444

				Technology Hardware & Equipment - 2.6%
—	959,876	—	959,876	Flextronics International, Ltd.*	—	12,535,980	—	12,535,980
—	118,100	—	118,100	Global Santa Fe Corp.	—	5,536,528	—	5,536,528
—	27,590	—	27,590	Illinois Tool Works, Inc.	—	2,325,285	—	2,325,285
—	117,750	—	117,750	Jabil Ciruit, Inc.*	—	3,466,560	—	3,466,560
—	153,825	—	153,825	Lexmark International, Inc.*	—	9,687,898	—	9,687,899

					—	33,552,251	—	33,552,251

				Telecommunications Services - 1.0%
—	466,075	—	466,075	Vodafone Group, plc ADR	—	12,700,544	—	12,700,544

				Textiles & Apparel - 1.0%
383,400	—	—	383,400	Coach, Inc.*	12,725,046	—	—	12,725,046

				Tobacco - 1.8%
336,700	—	—	336,700	Altria Group, Inc.	23,804,690	—	—	23,804,690

				Wireless Telecommunication Services - 0.2%
43,510	—	—	43,510	United States Cellular Corp.*	2,387,829	—	—	2,387,829

				TOTAL COMMON STOCKS (Cost $798,895,195, $338,770,687, $0 and $1,137,665,882, respectively)	$891,353,514	$383,343,497	$—	$1,274,697,011

				Money Market Mutual Funds - 0.7%

—	4,567,566	—	4,567,566	SSgA Prime Money Market Fund	—	4,567,566	—	4,567,566
—	4,373,845	—	4,373,845	SSgA U.S. Treasury Money Market Fund	—	4,373,845	—	4,373,845

				TOTAL MONEY MARKET FUNDS (Cost $0, $8,941,411, $0 and $8,941,411, respectively)	$—	$8,941,411	$—	$8,941,411

Principal Amount				Interest Rate Maturity Date	Value

				Repurchase Agreement (b) - 0.1%
				Joint Repurchase Agreement Account II 3.60% 09/01/2005 Maturity Value $1,800,180
$1,800,000	$—	$—	$1,800,000	(Cost $1,800,000, $0, $0 and $1,800,000, respectively)	$1,800,000	$—	$—	$1,800,000

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL (Cost $800,695,195, $347,712,098, $0 and $1,148,407,293, respectively)	$893,153,514	$392,284,908	$—	$1,285,438,422

Shares				Description	Value

				Securities Lending Collateral - 1.9%
25,178,350	—	—	25,178,350	Boston Global Investment Trust — Enhanced Portfolio
				TOTAL SECURITIES LENDING COLLATERAL (Cost $25,178,350, $0, $0, and $25,178,350)	$25,178,350	$—	$—	$25,178,350

				TOTAL INVESTMENTS - 101.2% (Cost $825,873,545, $347,712,098, $0, and $1,173,585,643)	$918,331,864	$392,284,908	$—	$1,310,616,772

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.
(a) All or portion of the security is on loan.
(b) Repurchase agreement was entered into on August 31, 2005.

Investment Abbreviation: ADR — American Depositary Receipt

The accompanying notes are an integral part of these pro forma financial statements.

3

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Statement of Investments
August 31, 2005
(Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2005, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

S&P Mini 500 Index	47	September 2005	$2,870,290	$18,921

JOINT REPURCHASE AGREEMENT ACCOUNT II — At August 31, 2005, the Structured U.S. Equity Fund had undivided interests in the Joint Repurchase Agreement Account II which equaled $1,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,750,000,000	3.60%	09/01/2005	$1,750,175,000

Barclays Capital PLC	800,000,000	3.60	09/01/2005	800,080,000

Bear Stearns & Co.	600,000,000	3.61	09/01/2005	600,060,166

Deutsche Bank Securities, Inc.	2,000,000,000	3.60	09/01/2005	2,000,200,000

Greenwich Capital Markets	500,000,000	3.60	09/01/2005	500,050,000

J.P. Morgan Securities, Inc.	125,000,000	3.61	09/01/2005	125,012,535

UBS Warburg LLC	350,000,000	3.60	09/01/2005	350,035,000

Wachovia Capital Markets	500,000,000	3.60	09/01/2005	500,050,000

TOTAL	$6,625,000,000			$6,625,662,701

At August 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 3.75% to 5.25%, due 08/15/2006 to 09/16/2013; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 06/12/2006 to 09/01/2035 and Federal National Mortgage Association, 2.35% to 10.00%, due 04/05/2007 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $6,769,757,519.
The accompanying notes are an integral part of these pro forma financial statements.

4

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Structured U.S. Equity Fund and the First Funds Core Equity Portfolio
August 31, 2005 (Unaudited)

	GS Structured U.S.	FF Core Equity			Pro Forma
	Equity Fund	Portfolio	Adjustments		Combined Fund
Assets:
Investments in securities, at value (cost $800,695,195, $347,712,098 and $1,148,407,293, respectively)	$893,153,514	$392,284,908	$—		$1,285,438,422
Securities Lending collateral, at value (which approximates cost)	25,178,350	—	—		25,178,350
Cash	1,235,814 (a)	—	—		1,235,814
Receivables:
Investment securities sold	52,951,492	1,255,799	—		54,207,291
Fund shares sold	12,362,558	18,185	—		12,380,743
Dividends and Interest	1,751,149	632,934	—		2,384,083
Due from broker	399,474	—	—		399,474
Reimbursement from adviser	39,536	—	—		39,536
Securities lending income	1,802	—	—		1,802
Other assets	3,345	19,707	—		23,052

Total assets	987,077,034	394,211,533	—		1,381,288,567

Liabilities:
Payables:
Investment securities purchased	54,052,294	—	—		54,052,294
Payable upon return of securities loaned	25,178,350	—	—		25,178,350
Fund shares repurchased	2,819,861	2,159,620	—		4,979,481
Amounts owed to affiliates	830,949	—	—		830,949
Accrued expenses and other liabilities	143,183	525,988	—		669,171

Total liabilities	83,024,637	2,685,608	—		85,710,245

Net Assets:
Paid in capital	860,672,707	328,550,152	—		1,189,222,859
Accumulated undistributed net investment income	4,018,983	13,261,249	—		17,280,232
Accumulated net realized gain (loss) on investment transactions	(53,116,533)	5,141,714	—		(47,974,819)
Net unrealized gain on investments	92,477,240	44,572,810	—		137,050,050

Net Assets	$904,052,397	$391,525,925	$—		$1,295,578,322

Net Assets:
Class A	$477,203,575	$50,565,792	$40,664,371		$568,433,738
Class B	108,595,539	10,789,497	—		119,385,036
Class C	38,380,337	40,664,371	(40,664,371)		38,380,337
Institutional	269,544,717	289,506,265	—		559,050,982
Service	10,328,229	—	—		10,328,229

Shares Outstanding:
Class A	16,381,889	2,849,966	281,862	(b)	19,513,717
Class B	3,946,035	634,556	(242,496	)(b)	4,338,095
Class C	1,401,075	2,424,265	(2,424,265	)(b)	1,401,075
Institutional	9,070,929	16,256,326	(6,515,200	)(b)	18,812,055
Service	357,633	—	—		357,633

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	31,157,561	22,165,113	(8,900,098	)(b)	44,422,576

Net assets value, offering and redemption price per share:(c)
Class A	$29.13	$17.74	$—		$29.13
Class B	$27.52	$17.00	$—		$27.52
Class C	$27.39	$16.77	$—		$27.39
Institutional	$29.72	$17.81	$—		$29.72
Service	$28.88	$—	$—		$28.88

(a)	Includes restricted cash of $1,225,000 relating to initial margin requirements on futures transactions.

(b)	Reflects adjustment of shares based on Structured U.S. Equity Fund’s NAV.

(c)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Structured U.S. Equity Fund is $30.83. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

5

Pro Forma Combined Statement of Operations
For the Goldman Sachs Structured U.S. Equity Fund and the First Funds Core Equity Portfolio
For the twelve months ended August 31, 2005 (Unaudited)

	GS Structured U.S.	FF Core Equity			Pro Forma
	Equity Fund	Portfolio	Adjustments		Combined Fund
Investment Income:
Dividends	$16,113,656	$11,760,585	$—		$27,874,241
Interest (including securities lending income of $65,411, $0, and $65,411, respectively)	131,324	322,084	—		453,408

Total income	16,244,980	12,082,669	—		28,327,649

Expenses:
Management fees	5,545,073	3,113,427	(259,769	)(a)	8,398,731
Administrative fees	—	407,141	(407,141	)(b)	—
Co-Administrative fees	—	550,837	(550,837	)(b)	—
Distribution and Service fees	2,659,667	781,372	(458,483	)(c)	2,982,556
Transfer Agent fees	1,227,633	361,109	23,324	(c)	1,612,066
Custody and accounting fees	213,990	168,482	(43,360	)(c)	339,112
Printing fees	76,853	148,530	(125,383	)(c)	100,000
Registration fees	66,049	35,136	(26,185	)(c)	75,000
Audit and tax return fees	30,921	24,990	(24,911	)(c)	31,000
Legal fees	21,815	37,610	(34,425	)(c)	25,000
Trustee fees	16,111	62,185	(62,185	)(c)	16,111
Service share fees	49,503	—	—		49,503
Other	99,171	50,803	(44,974	)(c)	105,000

Total expenses	10,006,786	5,741,622	(2,014,330)		13,734,078
Less — expense reductions	(795,236)	(416,601)	572,298	(d)	(639,539)

Net Expenses	9,211,550	5,325,021	(1,442,031)		13,094,540

Net Investment Income	7,033,430	6,757,648	1,442,031		15,233,109

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain from:
Investment transactions	104,207,216	12,112,327	—		116,319,543
Futures transactions	303,356	—	—		303,356
Payment by affiliates to reimburse certain security claims	23,962	—	—		23,962
Net change in unrealized gain (loss) on:
Investments	(13,883,666)	13,235,009	—		(648,657)
Futures	11,645	—	—		11,645

Net realized and unrealized gain on investment and futures transactions	90,662,513	25,347,336	—		116,009,849

Net Increase in Net Assets Resulting from Operations	$97,695,943	$32,104,984	$1,442,031		$131,242,958

(a)	Adjustment to reduce management fee based on Structured U.S. Equity Fund rates.

(b)	Adjustment to eliminate Administrative and Co-Administrative fees.
(c)	Adjustment to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(d)	Adjustment to reflect decrease in expense reduction based on Structured U.S. Equity Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

6

GOLDMAN SACHS TRUST STRUCTURED U.S. EQUITY FUND
Notes to Pro Forma Financial Statements
August 31, 2005 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “GS Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Structured U.S. Equity Fund, formerly known as the CORE U.S. Equity Fund, (the “Fund”). The Fund is a diversified portfolio offering five classes of shares—Class A, Class B, Class C, Institutional and Service.
First Funds (the “First Funds Trust”) is registered under the Act as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992, as amended and restated on June 26, 2003. The First Funds Trust currently has seven active investment portfolios, including the Core Equity Portfolio (the “Portfolio”) which offers four classes of shares—Class I, A, B, and C.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations (“pro forma statements”) reflect the accounts of the Fund and the Portfolio as if the proposed reorganization occurred as of and for the twelve months ended August 31, 2005. Classes A and C of the Portfolio will be merging into Class A of the Fund, Class B of the Portfolio will be merging into Class B of the Fund and Class I of the Portfolio will be merging into the Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.
The Fund will be the accounting survivor for financial reporting purposes. The Agreement and Plan of reorganization provide for a tax-free acquisition of the Portfolio into the Fund. The acquisition is expected to be completed in March 2006.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolio. The Portfolio will be subsequently dissolved.
The amount of additional shares assumed to be issued under the reorganization was calculated based on the August 31, 2005 net assets of the Portfolio and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A		Class B		Institutional
Shares Issued	3,131,828		392,060		9,741,126
Net Assets 08/31/2005	$91,230,163	[1]	$10,789,497	[2]	$289,506,265	[3]
Pro Forma Net Asset Value 08/31/2005	$29.13		$27.52		$29.72

1. Reflects Classes A and C of the Portfolio.
2. Reflects Class B of the Portfolio.
3. Reflects Class I of the Portfolio.
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

7

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in-capital.
In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
The Fund had capital loss carryforwards as of its most recent fiscal year ended August 31, 2005. The year and amount of expiration for each capital loss carryforward is indicated below in (000):

Capital Loss Carryforward*	GS Structured U.S. Equity Fund
Expiring 2009	$4,428
Expiring 2010	22,416
Expiring 2011	24,495

Total	$51,339

*	Utilization of these losses may be limited under the Code
D. Expenses — Expenses incurred by the GS Trust that do not specifically relate to an individual fund of the GS Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.
Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
E. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the books of their custodian, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to

8

repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.
The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the GS Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly. Effective January 1, 2005, GSAM has entered into a fee reduction commitment with the GS Trust to reduce the contractual management fee from 0.75% to 0.65% of the Fund’s average daily net assets. Prior to January 1, 2005, GSAM had voluntarily waived a portion of its management fee equal to 0.10% of the Fund’s average daily net assets.
At a meeting held on June 16, 2005, the Board of Trustees of the GS Trust approved a Fee Reduction Commitment for the Fund which will be effective on a contractual basis in 2006. Effective July 1, 2005, GSAM implemented the Fee Reduction Commitment on a voluntary basis and waive a portion of its Management Fee to achieve the following annual rates:

Average Daily Net Assets	Annual Rate

First $1 Billion	.65%
Next $1 Billion	.59%
Over $2 Billion	.56%

For the twelve months ended August 31, 2005, GSAM has waived Management Fees of approximately $245,000.
GSAM has contractually agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Transfer Agency fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
Effective December 30, 2005, GSAM has agreed to voluntarily waive a portion of its Management fee equal to 0.14% of the Fund’s average daily net assets. Also effective December 30, 2005, GSAM has agreed to voluntarily reduce or limit “All Other Expenses” of the Fund (with the exclusion mentioned above) to 0.004% of the Fund’s average daily net assets.

9

The GS Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Class B and Class C Shares. For the year ended August 31, 2005, Goldman Sachs advised the Funds that it retained approximately $112,900, $200, and $100 for Class A, Class B, and Class C Shares, respectively.
Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service shares of the Fund.
The GS Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan (the “Plans”). These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
For the twelve months ended August 31, 2005, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction of the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduced transfer agent fees. For the twelve months ended August 31, 2005, the Fund had expense reductions of approximately $245,000, $492,000, $2,000 and $56,000 due to Management Fee Waivers, Other Expense Reimbursements, Custody Fee Reductions and Transfer Agent Fee Reductions, respectively.
At August 31, 2005, amounts owed to affiliates were approximately $494,000, $227,000, and $110,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended August 31, 2005, is reported parenthetically on the Statement of Operations. For the twelve months ended August 31, 2005, BGA earned $11,542 in fees as securities lending agent and the Fund received $639 in earnings from lending. At August 31, 2005, the Fund loaned securities having a market value of $25,056,611 collateralized by cash in the amount of $25,178,350. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

10

Pro Forma Combined Statement of Investments for the Goldman Sachs Trust Structured Small Cap Equity Fund and the First Funds Capital Appreciation Portfolio
August 31, 2005 (Unaudited)

Shares				Description	Value
GS Structured	First Funds		Pro		GS Structured	First Funds		Pro
Small	Capital		Forma		Small	Capital		Forma
Cap Equity	Appreciation		Combined		Cap Equity	Appreciation		Combined
Fund	Portfolio	Adjustments	Fund		Fund	Portfolio	Adjustments	Fund

				U.S. Government & Agency Obligations - 1.0%
—	2,990,000	—	2,990,000	Federal Home Loan Bank	$—	$2,984,947	$—	$2,984,947
—	3,485,000	—	3,485,000	Federal Home Loan Mortgage Corporation	—	3,478,685	—	3,478,685
—	530,000	—	530,000	Federal National Mortgage Association	—	528,993	—	528,993

				TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $0, $7,005,000, $0, and $7,005,000, respectively)	$—	$6,992,625	$—	$6,992,625

				Common Stocks - 97.7%

				Aerospace & Defense - 1.4%
110,900	—	—	110,900	AAR Corp.*	$1,951,840.00	$—	$—	$1,951,840.00
11,400	—	—	11,400	DRS Technologies, Inc.	586,530	—	—	586,530
3,900	—	—	3,900	EDO Corp.	109,551	—	—	109,551
33,250	—	—	33,250	Innovative Solutions & Support, Inc.*(a)	560,595	—	—	560,595
48,600	—	—	48,600	Kaman Corp.	1,165,914	—	—	1,165,914
16,150	—	—	16,150	Moog, Inc.*	508,887	—	—	508,887
46,100	—	—	46,100	Triumph Group, Inc.*	1,810,347	—	—	1,810,347
79,900	—	—	79,900	United Industrial Corp.(a)	2,715,002	—	—	2,715,002

					9,408,666	—	—	9,408,666

				Air Freight & Couriers - 0.2%
36,600	—	—	36,600	Hub Group, Inc.*	1,180,350	—	—	1,180,350

				Airlines - 0.9%
175,400	—	—	175,400	Alaska Air Group, Inc.*	5,914,488	—	—	5,914,488

				Auto Components - 0.3%
22,400	—	—	22,400	Midas, Inc.*	472,640	—	—	472,640
73,600	—	—	73,600	Visteon Corp.	727,168	—	—	727,168
23,500	—	—	23,500	Wabtec Corp.	611,000	—	—	611,000

					1,810,808	—	—	1,810,808

				Automotive - 1.1%
0	44,650	—	44,650	America’s Car-Mart, Inc.*	—	913,985	—	913,985
129,800	—	—	129,800	Handleman Co.	1,815,902	—	—	1,815,902
132,800	—	—	132,800	WESCO International, Inc.*	4,608,160	—	—	4,608,160

					6,424,062	913,985	—	7,338,047

				Banks - 5.9%
160,800	—	—	160,800	Bank of Hawaii Corp.	8,160,600	—	—	8,160,600
47,600	—	—	47,600	City National Corp.	3,429,104	—	—	3,429,104
44,100	—	—	44,100	Corus Bankshares, Inc.	2,566,179	—	—	2,566,179
9,400	—	—	9,400	Downey Financial Corp.	595,772	—	—	595,772
16,700	—	—	16,700	East West Bancorp, Inc.	566,798	—	—	566,798
207,600	—	—	207,600	First Bancorp.	3,832,296	—	—	3,832,296
29,300	—	—	29,300	First Charter Corp.	685,034	—	—	685,034
9,000	—	—	9,000	First Citizens Bancshares, Inc.	1,485,000	—	—	1,485,000
31,000	—	—	31,000	Fulton Financial Corp.	542,500	—	—	542,500
24,100	—	—	24,100	Greater Bay Bancorp	607,320	—	—	607,320
17,875	—	—	17,875	IBERIABANK Corp.	902,688	—	—	902,688
43,400	—	—	43,400	Irwin Financial Corp.	911,400	—	—	911,400
24,045	—	—	24,045	MB Financial, Inc.	933,427	—	—	933,427
—	13,200	—	13,200	Midwest Banc Holdings, Inc.	—	315,744	—	315,744
55,900	—	—	55,900	Nara Bancorp, Inc.	778,687	—	—	778,687
123,210	—	—	123,210	PFF Bancorp, Inc.	3,663,033	—	—	3,663,033
16,600	—	—	16,600	PrivateBancorp, Inc.	570,210	—	—	570,210
177,700	—	—	177,700	SVB Financial Group*(a)	8,359,008	—	—	8,359,008
24,500	—	—	24,500	The Colonial BancGroup, Inc.	569,870	—	—	569,870
47,100	—	—	47,100	United Community Financial Corp.	523,281	—	—	523,281
70,900	—	—	70,900	Wilshire Bancorp, Inc.	1,036,558	—	—	1,036,558

					40,718,765	315,744	—	41,034,509

				Biotechnology - 4.5%
123,600	—	—	123,600	Applera Corp. - Celera Genomics Group*	1,451,064	—	—	1,451,064
116,900	—	—	116,900	Connetics Corp.*	2,228,114	—	—	2,228,114
—	117,100		117,100	CV Therapeutics, Inc. *	—	3,181,607		3,181,607
58,100	—	—	58,100	decode genetics, Inc.*(a)	564,151	—	—	564,151
36,200	—	—	36,200	Enzo Biochem, Inc.*	573,408	—	—	573,408
14,200	—	—	14,200	Gen-Probe, Inc.*	646,384	—	—	646,384
—	65,700	—	65,700	Keryx Biopharmaceuticals	—	1,101,132	—	1,101,132
88,600	—	—	88,600	Kos Pharmaceuticals, Inc.*	6,035,432			6,035,432
—	71,200	—	71,200	Protein Design Labs, Inc. *	—	1,903,888		1,903,888
59,100	—	—	59,100	Serologicals Corp.*	1,405,989	—	—	1,405,989
22,500	—	—	22,500	Techne Corp.*	1,281,825	—	—	1,281,825
125,300	34,100	—	159,400	United Therapeutics Corp.*	8,797,313	2,394,161	—	11,191,474

					22,983,680	8,580,788	—	31,564,468

				Building Products - 2.0%
138,200	—	—	138,200	Griffon Corp.	3,543,448	—	—	3,543,448
10,800	—	—	10,800	Universal Forest Products, Inc.	587,844	—	—	587,844
119,300	—	—	119,300	USG Corp.(a)	7,498,005	—	—	7,498,005
52,700	—	—	52,700	Watsco, Inc.	2,569,652	—	—	2,569,652

					14,198,949	—	—	14,198,949

The accompanying notes are an integral part of these pro forma financial statements.

11

Shares				Description	Value
GS Structured	First Funds		Pro		GS Structured	First Funds		Pro
Small	Capital		Forma		Small	Capital		Forma
Cap Equity	Appreciation		Combined		Cap Equity	Appreciation		Combined
Fund	Portfolio	Adjustments	Fund		Fund	Portfolio	Adjustments	Fund

				Common Stock - 97.7%
				Business Services - 1.2%
—	42,800	—	42,800	Advisory Board Co.*	$—	$2,235,444	$—	$2,235,444
—	58,400	—	58,400	aQuantive, Inc.*	—	1,054,704	—	1,054,704
—	107,000	—	107,000	Jupitermedia Corp.*	—	1,786,900	—	1,786,900
—	77,800	—	77,800	Resources Connection, Inc.*	—	2,256,200	—	2,256,200
—	166,600	—	166,600	SupportSoft, Inc.*	—	806,344	—	806,344

					—	8,139,592	—	8,139,592

				Capital Goods - 0.7%
—	42,050	—	42,050	Engineered Support Systems, Inc.	—	1,433,905	—	1,433,905
—	48,000	—	48,000	Lincoln Electric Holdings, Inc.	—	1,808,640	—	1,808,640
—	51,100	—	51,100	NCI Building Systems, Inc.*	—	1,926,470	—	1,926,470

					—	5,169,015	—	5,169,015

				Chemicals - 0.2%
30,767	—	—	30,767	A. Schulman, Inc.	560,267	—	—	560,267
21,700	—	—	21,700	Arch Chemicals, Inc.	537,292	—	—	537,292
34,000	—	—	34,000	Octel, Corp.	584,120	—	—	584,120

					1,681,679	—	—	1,681,679

				Commercial Services & Supplies - 3.9%
82,400	—	—	82,400	Administaff, Inc.	2,963,928	—	—	2,963,928
205,400	—	—	205,400	Arbitron, Inc.	8,626,800	—	—	8,626,800
37,852	—	—	37,852	Casella Waste Systems, Inc.*	501,161	—	—	501,161
87,000	—	—	87,000	CSG Systems International, Inc.*	1,773,930	—	—	1,773,930
40,900	—	—	40,900	eFunds Corp.*	797,550	—	—	797,550
87,600	—	—	87,600	Imagistics International, Inc.*	2,930,220	—	—	2,930,220
63,455	—	—	63,455	John H. Harland Co.	2,661,937	—	—	2,661,937
26,827	—	—	26,827	NCO Group, Inc.*	562,830	—	—	562,830
76,700	—	—	76,700	Pre-Paid Legal Services, Inc.(a)	3,105,583	—	—	3,105,583
200,900	—	—	200,900	Spherion Corp.*	1,480,633	—	—	1,480,633
44,300	—	—	44,300	The Standard Register Co.	695,067	—	—	695,067
22,500	—	—	22,500	Universal Technical Institute, Inc.*	720,225	—	—	720,225

					26,819,864	—	—	26,819,864

				Communications Equipment - 1.6%
49,100	—	—	49,100	Arris Group, Inc.*	515,059	—	—	515,059
99,400	—	—	99,400	Audiovox Corp.*	1,797,152	—	—	1,797,152
114,600	—	—	114,600	Comtech Telecommunications Corp.*	4,022,460	—	—	4,022,460
95,000	—	—	95,000	Emulex Corp.*	2,047,250	—	—	2,047,250
174,600	—	—	174,600	Powerwave Technologies, Inc.*	1,829,808	—	—	1,829,808
—	112,100	—	112,100	Symmetricom, Inc.	—	973,028	—	973,028

					10,211,729	973,028	—	11,184,757

				Computers & Peripherals - 1.8%
33,300	—	—	33,300	Imation Corp.	1,402,263	—	—	1,402,263
122,900	—	—	122,900	Intergraph Corp.*	5,015,549	—	—	5,015,549
133,800	—	—	133,800	Komag, Inc.*	4,463,568	—	—	4,463,568
279,400	—	—	279,400	Maxtor Corp.*	1,357,884	—	—	1,357,884
106,700	—	—	106,700	Quantum Corp.*	306,229	—	—	306,229

					12,545,493	—	—	12,545,493

				Construction & Engineering - 0.3%
68,600	—	—	68,600	The Shaw Group, Inc.*	1,447,460	—	—	1,447,460
12,700	—	—	12,700	Washington Group International, Inc.*	671,068	—	—	671,068

					2,118,528	—	—	2,118,528

				Construction Materials - 0.1%
10,000	—	—	10,000	Texas Industries, Inc.	598,100	—	—	598,100

				Containers & Packaging - 0.1%
9,400	—	—	9,400	Greif, Inc.	553,190	—	—	553,190

				Diversified Financials - 1.6%
26,400	—	—	26,400	Cash America International, Inc.	553,608	—	—	553,608
113,700	—	—	113,700	CompuCredit Corp.*(a)	4,759,482	—	—	4,759,482
	58,750		58,750	First Cash Financial Services, Inc.*	—	1,410,000		1,410,000
70,500	—	—	70,500	Metris Cos., Inc.*	1,030,710	—	—	1,030,710
47,900	33,800	—	81,700	Portfolio Recovery Associates, Inc.*	1,914,563	1,350,986	—	3,265,549

					8,258,363	2,760,986	—	11,019,349

				Diversified Telecommunications - 0.5%
61,800	—	—	61,800	Commonwealth Telephone Enterprises, Inc.	2,486,832	—	—	2,486,832
111,900	—	—	111,900	Time Warner Telecom, Inc.*	861,630	—	—	861,630

					3,348,462	—	—	3,348,462

				Electric Utilities - 1.6%
16,000	—	—	16,000	Black Hills Corp.	666,400		—	666,400
79,700	—	—	79,700	El Paso Electric Co.*	1,670,512	—	—	1,670,512
619,000	—	—	619,000	Sierra Pacific Resources*(a)	9,025,020	—	—	9,025,020

					11,361,932	—	—	11,361,932

				Electrical Equipment - 1.3%
49,200	—	—	49,200	Brady Corp.	1,535,532	—	—	1,535,532
34,400	—	—	34,400	II-VI, Inc.*	611,632	—	—	611,632
90,500	—	—	90,500	Paxar Corp.*	1,702,305	—	—	1,702,305
61,900	—	—	61,900	Regal Beloit Corp.	2,065,603	—	—	2,065,603
38,400	—	—	38,400	The Genlyte Group, Inc.*	1,889,664	—	—	1,889,664
13,500	—	—	13,500	Woodward Governor Co.	1,100,925	—	—	1,100,925

					8,905,661	—	—	8,905,661

The accompanying notes are an integral part of these pro forma financial statements.

12

Shares				Description	Value
GS Structured	First Funds		Pro		GS Structured	First Funds		Pro
Small	Capital		Forma		Small	Capital		Forma
Cap Equity	Appreciation		Combined		Cap Equity	Appreciation		Combined
Fund	Portfolio	Adjustments	Fund		Fund	Portfolio	Adjustments	Fund

				Common Stock - 97.7%
				Electronic Equipment & Instruments - 3.6%
155,700	—	—	155,700	Anixter International, Inc.*(a)	$5,944,626	$—	$—	$5,944,626
22,800	—	—	22,800	Avnet, Inc.*	571,140	—	—	571,140
25,500	—	—	25,500	Checkpoint Systems, Inc.*	557,175	—	—	557,175
82,600	—	—	82,600	Coherent, Inc.*	2,625,854	—	—	2,625,854
181,500	—	—	181,500	Exar Corp.*	2,833,215	—	—	2,833,215
131,700	—	—	131,700	Ingram Micro, Inc.*	2,306,067	—	—	2,306,067
23,600	—	—	23,600	Itron, Inc.*	1,091,972	—	—	1,091,972
17,100	—	—	17,100	Littelfuse, Inc.*	475,722	—	—	475,722
73,000	—	—	73,000	Methode Electronics, Inc.	899,360	—	—	899,360
34,100	—	—	34,100	Plexus Corp.*	582,428	—	—	582,428
25,200	—	—	25,200	Rofin-Sinar Technologies, Inc.*	910,980	—	—	910,980
147,800	—	—	147,800	Teledyne Technologies, Inc.*	5,709,514	—	—	5,709,514
78,800	—	—	78,800	TTM Technologies, Inc.*	609,912	—	—	609,912

					25,117,965	—	—	25,117,965

				Energy Equipment & Services - 3.2%
10,700	—	—	10,700	Cal Dive International, Inc.*	668,322	—	—	668,322
54,100	—	—	54,100	Dril-Quip, Inc.*	2,273,282	—	—	2,273,282
48,100	—	—	48,100	Hornbeck Offshore Services, Inc.*	1,707,550	—	—	1,707,550
18,300	—	—	18,300	Oil States International, Inc.*	634,278	—	—	634,278
32,500	—	—	32,500	RPC, Inc.	754,000	—	—	754,000
45,000	—	—	45,000	SEACOR Holdings, Inc.*	3,217,500	—	—	3,217,500
19,700	—	—	19,700	Unit Corp.*	1,025,582	—	—	1,025,582
101,100	—	—	101,100	Universal Compression Holdings, Inc.*	4,165,320	—	—	4,165,320
249,700	—	—	249,700	Veritas DGC, Inc.*	8,030,352	—	—	8,030,352

					22,476,186	—	—	22,476,186

				Financials - 1.0%
—	72,200	—	72,200	Brookline Bancorp, Inc.	—	1,114,768	—	1,114,768
—	60,200	—	60,200	Delphi Financial Group, Inc.	—	2,835,420	—	2,835,420
—	37,800	—	37,800	RAIT Investment Trust	—	1,129,842	—	1,129,842
—	66,700	—	66,700	Signature Bank *	—	2,000,333	—	2,000,333
—	1,900	—	1,900	Westcorp	—	117,325	—	117,325

					—	7,197,688	—	7,197,688

				Food & Drug Retailing - 2.0%
18,100	—	—	18,100	7-Eleven, Inc.*	512,954	—	—	512,954
29,025	—	—	29,025	Flowers Foods, Inc.	790,351	—	—	790,351
181,000	—	—	181,000	Longs Drug Stores Corp.	7,674,400	—	—	7,674,400
138,500	—	—	138,500	Pathmark Stores, Inc.*	1,495,800	—	—	1,495,800
365,100	—	—	365,100	Terra Industries, Inc.*	2,665,230	—	—	2,665,230
31,600	—	—	31,600	The Great Atlantic & Pacific Tea Co., Inc.*(a)	802,008	—	—	802,008

					13,940,743	—	—	13,940,743

				Food Products - 1.7%
83,900	—	—	83,900	Chiquita Brands International, Inc.	2,114,280	—	—	2,114,280
24,000	—	—	24,000	Pilgrim’s Pride Corp.	813,600	—	—	813,600
12,800	—	—	12,800	Ralcorp Holdings, Inc.	567,680	—	—	567,680
436	—	—	436	Seaboard Corp.	559,824	—	—	559,824
142,600	—	—	142,600	USANA Health Sciences, Inc.*(a)	7,415,200	—	—	7,415,200

					11,470,584	—	—	11,470,584

				Healthcare - 0.5%
—	41,800	—	41,800	Digene Corp. *	—	1,208,856	—	1,208,856
—	125,900	—	125,900	Nektar Therapeutics *	—	2,150,372	—	2,150,372

					—	3,359,228	—	3,359,228

				Healthcare Equipment & Supplies - 5.6%
27,700	—	—	27,700	1-800 Contacts, Inc.*	493,614	—	—	493,614
—	150,600		150,600	Align Technology, Inc *	—	1,025,586	—	1,025,586
99,400	—	—	99,400	American Medical Systems Holdings, Inc.*	2,037,700	—	—	2,037,700
—	99,300	—	99,300	Animas Corp.*	—	1,727,820	—	1,727,820
18,600	—	—	18,600	ArthroCare Corp.*	676,482	—	—	676,482
10,100	—	—	10,100	Bio-Rad Laboratories, Inc.*	557,520	—	—	557,520
41,100	—	—	41,100	Biosite, Inc.*	2,457,369	—	—	2,457,369
—	124,000	—	124,000	Conceptus, Inc. *	—	1,299,520	—	1,299,520
—	45,100	—	45,100	Conor Medsystems, Inc. *	—	890,725	—	890,725
28,300	—	—	28,300	Diagnostic Products Corp.	1,528,200	—	—	1,528,200
26,400	—	—	26,400	Edwards Lifesciences Corp.*	1,161,600	—	—	1,161,600
92,300	—	—	92,300	Haemonetics Corp.*	4,101,812	—	—	4,101,812
221,600	65,950	—	287,550	Immucor, Inc.*	5,245,272	1,561,037	—	6,806,309
32,200	—	—	32,200	Kensey Nash Corp.*(a)	975,660	—	—	975,660
32,000	—	—	32,000	LCA-Vision, Inc.	1,313,600	—	—	1,313,600
60,700	—	—	60,700	Mentor Corp.	3,192,820	—	—	3,192,820
84,900	—	—	84,900	Molecular Devices Corp.*	1,771,014	—	—	1,771,014
—	10,900	—	10,900	MWI Veterinary Supply, Inc.	—	234,350	—	234,350
39,300	—	—	39,300	Noven Pharmaceuticals, Inc.*	654,738	—	—	654,738
54,200	—	—	54,200	SurModics, Inc.*(a)	2,012,988	—	—	2,012,988
56,400	—	—	56,400	Ventana Medical Systems, Inc.*	2,283,636	—	—	2,283,636
75,600	—	—	75,600	Viasys Healthcare, Inc.*	2,035,908	—	—	2,035,908

					32,499,933	6,739,038	—	39,238,971

				Healthcare Providers & Services - 2.1%
51,600	—	—	51,600	Cantel Medical Corp.*	1,073,280	—	—	1,073,280
70,200	—	—	70,200	First Horizon Pharmaceutical Corp.*	1,451,034	—	—	1,451,034
91,600	—	—	91,600	Genesis HealthCare Corp.*	3,673,160	—	—	3,673,160
158,900	—	—	158,900	Kindred Healthcare, Inc.*	4,862,340	—	—	4,862,340
33,200	—	—	33,200	Odyssey HealthCare, Inc.*	554,440	—	—	554,440
41,700	—	—	41,700	PSS World Medical, Inc.*	604,233	—	—	604,233
146,400	—	—	146,400	Stewart Enterprises, Inc.	1,016,016	—	—	1,016,016
10,000	—	—	10,000	Sunrise Senior Living, Inc.*	593,900	—	—	593,900
27,600	—	—	27,600	Ventiv Health, Inc.*	626,520	—	—	626,520

					14,454,923	—	—	14,454,923

The accompanying notes are an integral part of these pro forma financial statements.

13

Shares				Description	Value
GS Structured	First Funds		Pro		GS Structured	First Funds		Pro
Small	Capital		Forma		Small	Capital		Forma
Cap Equity	Appreciation		Combined		Cap Equity	Appreciation		Combined
Fund	Portfolio	Adjustments	Fund		Fund	Portfolio	Adjustments	Fund

				Common Stock - 97.7%
				Hotels, Restaurants & Leisure - 3.8%
—	167,800	—	167,800	BJ’s Restaurants, Inc.*	$—	$3,572,462	$—	$3,572,462
12,600	—	—	12,600	CEC Entertainment, Inc.*	432,054		—	432,054
	50,700		50,700	Cheesecake Factory, Inc.*	—	1,605,669	—	1,605,669
75,700	—	—	75,700	Choice Hotels International, Inc.	4,647,223	—	—	4,647,223
56,100	—	—	56,100	CKE Restaurants, Inc.(a)	656,370	—	—	656,370
72,200	—	—	72,200	Domino’s Pizza, Inc.	1,660,600	—	—	1,660,600
19,110	—	—	19,110	Great Wolf Resorts, Inc.*	219,765	—	—	219,765
57,600	—	—	57,600	Jack in the Box, Inc.*	2,031,552	—	—	2,031,552
45,600	—	—	45,600	Landry’s Restaurants, Inc.	1,332,888	—	—	1,332,888
42,088	—	—	42,088	Lone Star Steakhouse & Saloon, Inc.	1,110,702	—	—	1,110,702
67,400	—	—	67,400	Papa John’s International, Inc.*(a)	3,223,068	—	—	3,223,068
—	40,050	—	40,050	Rare Hospitality International, Inc.*	—	1,070,937	—	1,070,937
140,300	—	—	140,300	Six Flags, Inc.*	1,003,145	—	—	1,003,145
21,700	66,762	—	88,462	Sonic Corp.*	663,803	2,042,250	—	2,706,053
35,900	—	—	35,900	Vail Resorts, Inc.*	1,030,330	—	—	1,030,330

					18,011,500	8,291,318	—	26,302,818

				Household Durables - 1.1%
235,600	—	—	235,600	American Greetings Corp.(a)	5,981,884	—	—	5,981,884
66,300	—	—	66,300	Kimball International, Inc. Class B	838,032	—	—	838,032
36,947	—	—	36,947	Universal Electronics, Inc.*	643,617	—	—	643,617

					7,463,533	—	—	7,463,533

				Insurance - 3.7%
—	5,500	—	5,500	American Equity Life Holding Company	—	61,490	—	61,490
37,100	—	—	37,100	AmerUs Group Co.	2,052,372	—	—	2,052,372
35,600	—	—	35,600	Argonaut Group, Inc.*	886,796	—	—	886,796
31,900	—	—	31,900	Conseco, Inc.*	666,072	—	—	666,072
20,881	—	—	20,881	FBL Financial Group, Inc.	625,804	—	—	625,804
120,500	—	—	120,500	Fremont General Corp.	2,749,810	—	—	2,749,810
125,400	—	—	125,400	LandAmerica Financial Group, Inc.	7,413,648	—	—	7,413,648
152,700	—	—	152,700	Stewart Information Services Corp.	7,340,289	—	—	7,340,289
60,200	—	—	60,200	Zenith National Insurance Corp.	3,801,630	—	—	3,801,630

					25,536,421	61,490	—	25,597,911

				Internet & Catalog Retail - 0.8%
186,525	—	—	186,525	Coldwater Creek, Inc.*	5,716,991	—	—	5,716,991

				Internet Software & Services - 3.6%
72,300	—	—	72,300	Digital Insight Corp.*	1,954,992	—	—	1,954,992
20,600	—	—	20,600	Digital River, Inc.*	782,388	—	—	782,388
—	23,800	—	23,800	F5 Networks, Inc.	—	982,702	—	982,702
91,800	—	—	91,800	J2 Global Communications, Inc.*(a)	3,445,254	—	—	3,445,254
127,800	—	—	127,800	NETGEAR, Inc.*	2,833,326	—	—	2,833,326
—	69,900	—	69,900	Redback Networks Inc.	—	631,896	—	631,896
—	102,600	—	102,600	RSA Security Inc.	—	1,348,164	—	1,348,164
—	92,700	—	92,700	Secure Computing Corp.	—	1,068,831	—	1,068,831
220,000	—	—	220,000	United Online, Inc.	2,866,600	—	—	2,866,600
42,100	—	—	42,100	ValueClick, Inc.*	607,924	—	—	607,924
148,000	28,200	—	176,200	Websense, Inc.*	7,383,720	1,406,898	—	8,790,618

					19,874,204	5,438,491	—	25,312,695

				IT Consulting & Services - 0.5%
126,400	—	—	126,400	Agilysys, Inc.	2,268,880	—	—	2,268,880
52,000	—	—	52,000	MarketAxess Holdings, Inc.*(a)	581,880	—	—	581,880
40,800	—	—	40,800	TNS, Inc.*	921,264	—	—	921,264

					3,772,024	—	—	3,772,024

				Leisure Equipment & Products - 0.2%
27,700	—	—	27,700	MarineMax, Inc.*	786,957	—	—	786,957
32,500	—	—	32,500	Oakley, Inc.	568,425	—	—	568,425

					1,355,382	—	—	1,355,382

				Manufacturing — Miscellaneous - 1.9%
25,500	—	—	25,500	Barnes Group, Inc.	879,750	—	—	879,750
47,000	—	—	47,000	Blount International, Inc.	846,000	—	—	846,000
25,500	—	—	25,500	Esterline Technologies Corp.	1,113,075	—	—	1,113,075
70,600	—	—	70,600	JLG Industries, Inc.	2,314,974	—	—	2,314,974
43,200	—	—	43,200	NACCO Industries, Inc.	4,706,640	—	—	4,706,640
97,700	—	—	97,700	Stewart & Stevenson Services, Inc.	2,380,949	—	—	2,380,949
27,500	—	—	27,500	Sun Hydraulics Corp.(a)	549,725	—	—	549,725
9,300	—	—	9,300	The Middleby Corp.*	611,196	—	—	611,196

					13,402,309	—	—	13,402,309

				Media - 0.3%
42,800	—	—	42,800	Catalina Marketing Corp.	1,024,632		—	1,024,632
18,000	—	—	18,000	The Liberty Corp.	863,820		—	863,820

					1,888,452	—	—	1,888,452

				Metals & Mining - 3.0%
51,600	—	—	51,600	Chaparral Steel Co.*	1,151,712	—	—	1,151,712
82,020	—	—	82,020	Metals USA, Inc.*	1,615,794	—	—	1,615,794
141,550	—	—	141,550	Quanex Corp.	8,706,740	—	—	8,706,740
27,900	—	—	27,900	RTI International Metals, Inc.*	967,572	—	—	967,572
226,000	—	—	226,000	Ryerson Tull, Inc.(a)	4,642,040	—	—	4,642,040
305,800	—	—	305,800	USEC, Inc.	3,599,266	—	—	3,599,266

					20,683,124	—	—	20,683,124

				Multi-Utilities - 0.3%
118,900	—	—	118,900	Avista Corp.	2,311,416	—	—	2,311,416

				Multiline Retail - 0.6%
109,700	—	—	109,700	Dillard’s, Inc.	2,469,347	—	—	2,469,347
77,100	—	—	77,100	Stein Mart, Inc.	1,885,866	—	—	1,885,866

					4,355,213	—	—	4,355,213

The accompanying notes are an integral part of these pro forma financial statements.

14

Shares				Description	Value
GS Structured	First Funds		Pro		GS Structured	First Funds		Pro
Small	Capital		Forma		Small	Capital		Forma
Cap Equity	Appreciation		Combined		Cap Equity	Appreciation		Combined
Fund	Portfolio	Adjustments	Fund		Fund	Portfolio	Adjustments	Fund

				Common Stock - 97.7%
				Oil & Gas - 2.6%
52,000	—	—	52,000	Berry Petroleum Co.	$3,215,160	$—	$—	$3,215,160
22,400	—	—	22,400	Energy Partners Ltd.*	537,600	—	—	537,600
27,100	—	—	27,100	Giant Industries, Inc.*	1,334,675	—	—	1,334,675
56,900	—	—	56,900	Harvest Natural Resources, Inc.*	579,811	—	—	579,811
—	95,200	—	95,200	Nastech Pharmaceutical Company Inc.	—	1,354,696	—	1,354,696
20,600	—	—	20,600	St. Mary Land & Exploration Co.	710,082	—	—	710,082
154,400	—	—	154,400	Swift Energy Co.*	7,091,592	—	—	7,091,592
49,500	—	—	49,500	The Houston Exploration Co.*	2,915,550	—	—	2,915,550

					16,384,470	1,354,696	—	17,739,166

				Paper & Forest Products - 0.1%
37,500	—	—	37,500	Chesapeake Corp.	731,250	—	—	731,250

				Personal Products - 0.1%
12,200	—	—	12,200	Chattem, Inc.*	472,628	—	—	472,628
17,600	—	—	17,600	Parlux Fragrances, Inc.*	552,112	—	—	552,112

					1,024,740	—	—	1,024,740

				Pharmaceuticals - 1.5%
83,300	—	—	83,300	Alpharma, Inc.	2,217,446	—	—	2,217,446
—	63,800	—	63,800	Amylin Pharmaceuticals, Inc*	—	2,089,450	—	2,089,450
—	111,800	—	111,800	Encysive Pharmaceuticals, Inc.*	—	1,384,084	—	1,384,084
—	87,400	—	87,400	Isolagen Inc.*	—	208,012	—	208,012
—	30,900	—	30,900	Medicis Pharmaceutical Corp.	—	1,050,909	—	1,050,909
—	66,000	—	66,000	MGI PHARMA, Inc.*	—	1,779,360	—	1,779,360
—	58,400	—	58,400	Rigel Pharmaceuticals, Inc.*	—	1,175,592	—	1,175,592
—	38,700	—	38,700	SeraCare Life Sciences, Inc.*	—	607,203	—	607,203

					2,217,446	8,294,610	—	10,512,056

				Real Estate - 6.1%
7,700	—	—	7,700	Alexandria Real Estate Equities, Inc.	631,015	—	—	631,015
176,900	—	—	176,900	American Home Mortgage Investment Corp.	5,659,031	—	—	5,659,031
195,800	—	—	195,800	Annaly Mortgage Management, Inc.(a)	2,976,160	—	—	2,976,160
1,200	—	—	1,200	Bedford Property Investors, Inc.	27,660	—	—	27,660
28,800	—	—	28,800	Brookfield Homes Corp.	1,474,560	—	—	1,474,560
26,300	—	—	26,300	Capital Lease Funding, Inc.	270,101	—	—	270,101
15,700	—	—	15,700	CarrAmerica Realty Corp.	566,613	—	—	566,613
18,800	—	—	18,800	CBL & Associates Properties, Inc.	797,496	—	—	797,496
134,100	—	—	134,100	Commercial Net Lease Realty	2,677,977	—	—	2,677,977
29,700	—	—	29,700	Cousins Properties, Inc.	900,207	—	—	900,207
102,800	—	—	102,800	FelCor Lodging Trust, Inc.*	1,567,700	—	—	1,567,700
18,200	—	—	18,200	Health Care REIT, Inc.	675,584	—	—	675,584
45,800	—	—	45,800	Highwoods Properties, Inc.	1,414,304	—	—	1,414,304
208,400	—	—	208,400	HRPT Properties Trust	2,667,520	—	—	2,667,520
46,900	—	—	46,900	Inland Real Estate Corp.	736,330	—	—	736,330
65,700	—	—	65,700	Jones Lang LaSalle, Inc.*	3,240,981	—	—	3,240,981
16,600	—	—	16,600	LaSalle Hotel Properties	560,582	—	—	560,582
24,700	—	—	24,700	Lexington Corporate Properties Trust	568,100	—	—	568,100
89,600	—	—	89,600	National Health Investors, Inc.	2,595,712	—	—	2,595,712
12,800	—	—	12,800	Pan Pacific Retail Properties, Inc.	848,256	—	—	848,256
40,400	—	—	40,400	PS Business Parks, Inc.	1,838,200	—	—	1,838,200
106,800	—	—	106,800	Realty Income Corp.(a)	2,545,044	—	—	2,545,044
249,100	—	—	249,100	Senior Housing Properties Trust	4,732,900	—	—	4,732,900
—	87,000	—	87,000	Strategic Hotel Capital, Inc.	—	1,604,280	—	1,604,280
31,000	—	—	31,000	Sunstone Hotel Investors, Inc.	784,300			784,300

					40,756,333	1,604,280	—	42,360,613

				Road & Rail - 1.0%
95,400	—	—	95,400	Dollar Thrifty Automotive Group, Inc.*	2,886,804	—	—	2,886,804
59,900	—	—	59,900	GATX Corp.	2,427,747	—	—	2,427,747
61,200	—	—	61,200	Laidlaw International, Inc.	1,514,700	—	—	1,514,700

					6,829,251	—	—	6,829,251

				Semiconductor Equipment & Products - 3.1%
49,700	—	—	49,700	Agere Systems, Inc.*	562,604	—	—	562,604
18,900	—	—	18,900	Cabot Microelectronics Corp.*(a)	563,409	—	—	563,409
270,300	—	—	270,300	Cirrus Logic, Inc.*	2,135,370	—	—	2,135,370
42,400	—	—	42,400	Cohu, Inc.	1,035,408	—	—	1,035,408
45,700	45,300	—	91,000	Cymer, Inc.*	1,530,950	1,517,550		3,048,500
—	37,300	—	37,300	FormFactor Inc.	—	1,013,441	—	1,013,441
32,800	—	—	32,800	Genesis Microchip, Inc.*	862,312	—	—	862,312
—	8,200	—	8,200	Hittite Microwave Corporation	—	168,198	—	168,198
—	162,200	—	162,200	Input/Output, Inc.	—	1,401,408	—	1,401,408
—	104,300	—	104,300	Intergrated Device Technology, Inc.*	—	1,116,010	—	1,116,010
59,800	—	—	59,800	MPS Group, Inc.*	661,388	—	—	661,388
104,400	—	—	104,400	Photronics, Inc.*	2,168,388	—	—	2,168,388
—	33,900	—	33,900	Semtech Corp.	—	554,265	—	554,265
120,500	—	—	120,500	Silicon Image, Inc.*	1,244,765	—	—	1,244,765
34,000	75,100	—	109,100	SiRF Technology Holdings, Inc.*	863,600	1,907,540	—	2,771,140
24,500	—	—	24,500	Trident Microsystems, Inc.	860,440	—	—	860,440
72,500	—	—	72,500	Zoran Corp.	1,142,600	—	—	1,142,600

					13,631,234	7,678,412	—	21,309,646

The accompanying notes are an integral part of these pro forma financial statements.

15

Shares				Description	Value
GS Structured	First Funds		Pro		GS Structured	First Funds		Pro
Small	Capital		Forma		Small	Capital		Forma
Cap Equity	Appreciation		Combined		Cap Equity	Appreciation		Combined
Fund	Portfolio	Adjustments	Fund		Fund	Portfolio	Adjustments	Fund

				Common Stock - 97.7% Software - 2.8%
—	129,300	—	129,300	Agile Software Corp.*	$—	$858,552	$—	$858,552
—	116,500	—	116,500	Akamai Technologies*	—	1,612,360	—	1,612,360
68,000	—	—	68,000	ANSYS, Inc.*	2,567,000	—	—	2,567,000
96,300	—	—	96,300	Aspen Technology, Inc.*(a)	483,426	—	—	483,426
249,100	—	—	249,100	Entrust, Inc.*	1,487,127	—	—	1,487,127
51,200	—	—	51,200	Internet Security Systems, Inc.*	1,163,264	—	—	1,163,264
175,000	—	—	175,000	Parametric Technology Corp.*	1,060,500	—	—	1,060,500
26,200	—	—	26,200	Quality Systems, Inc.	1,703,000	—	—	1,703,000
184,800	—	—	184,800	SeaChange International, Inc.*(a)	1,130,976	—	—	1,130,976
—	63,900	—	63,900	SERENA Software, Inc.	—	1,206,432	—	1,206,432
48,200	—	—	48,200	SS&C Technologies, Inc.	1,758,818	—	—	1,758,818
53,400	—	—	53,400	Sybase, Inc.*	1,192,422	—	—	1,192,422
77,300	—	—	77,300	Synopsys, Inc.*	1,468,700	—	—	1,468,700
40,600	—	—	40,600	The Ultimate Software Group, Inc.*	740,950	—	—	740,950
86,989	—	—	86,989	Tradestation Group, Inc.*(a)	780,291	—	—	780,291
31,100	—	—	31,100	Witness Systems, Inc.*	562,910	—	—	562,910

					16,099,384	3,677,344	—	19,776,728

				Specialty Retail - 6.0%
—	24,100	—	24,100	Build-A-Bear-Workshop, Inc.*	—	534,538	—	534,538
50,300	—	—	50,300	Building Materials Holding Corp.	4,702,044	—	—	4,702,044
100,100	—	—	100,100	Charming Shoppes, Inc.*	1,209,208	—	—	1,209,208
119,857	—	—	119,857	Circuit City Stores, Inc.	2,024,385	—	—	2,024,385
—	87,800	—	87,800	Coach, Inc.*	—	2,914,082	—	2,914,082
—	83,600	—	83,600	Collectors Universe, Inc.*	—	1,201,332	—	1,201,332
—	37,900	—	37,900	Guitar Center, Inc.*	—	2,175,460	—	2,175,460
—	84,487	—	84,487	Hibbett Sporting Goods, Inc.*	—	2,842,143	—	2,842,143
14,100	—	—	14,100	Jos. A. Bank Clothiers, Inc.*	557,655	—	—	557,655
71,800	—	—	71,800	Movie Gallery, Inc.(a)	1,291,682	—	—	1,291,682
80,400	—	—	80,400	Payless ShoeSource, Inc.*	1,490,616	—	—	1,490,616
175,000	—	—	175,000	Stage Stores, Inc.*	4,866,750	—	—	4,866,750
64,250	—	—	64,250	The Cato Corp.	1,246,450	—	—	1,246,450
69,000	—	—	69,000	The Children’s Place Retail Stores, Inc.*	2,822,790	—	—	2,822,790
144,911	—	—	144,911	The Men’s Wearhouse, Inc.*	4,416,887	—	—	4,416,887
34,200	—	—	34,200	The Sports Authority, Inc.*	1,104,660	—	—	1,104,660
104,900	—	—	104,900	The Wet Seal, Inc.*	536,039	—	—	536,039
28,200	—	—	28,200	Too, Inc.*	751,812	—	—	751,812
—	30,200	—	30,200	Tractor Supply Co.*	—	1,554,092	—	1,554,092
—	66,600	—	66,600	Urban Outfitters, Inc.*	—	3,706,956	—	3,706,956

					27,020,978	14,928,603	—	41,949,581

				Technology - 1.9%
—	154,500	—	154,500	Interwoven, Inc.*	—	1,236,000	—	1,236,000
—	121,600	—	121,600	Marchex, Inc.*	—	1,785,088	—	1,785,088
—	223,600	—	223,600	MatrixOne, Inc.*	—	1,021,852	—	1,021,852
—	152,600	—	152,600	Mattson Technology, Inc.*	—	1,449,700	—	1,449,700
—	92,100	—	92,100	Merix Corp.*	—	565,494	—	565,494
—	156,300	—	156,300	NMS Communications Corp.*	—	515,790	—	515,790
—	144,000	—	144,000	O2Micro International, Ltd.*	—	2,409,120	—	2,409,120
—	64,500	—	64,500	Power Intergrations, Inc.*	—	1,426,740	—	1,426,740
—	27,000	—	27,000	Skyworks Solutions, Inc.*	—	203,580	—	203,580
—	82,300	(82,300)	82,300	Tessera Technologies, Inc.*	—	2,730,714	(2,730,714)	—
—	188,700	—	188,700	TIBCO Software, Inc.*	—	1,441,668	—	1,441,668
—	56,600	—	56,600	TRM Corp.*	—	880,696	—	880,696

					—	15,666,442	(2,730,714)	12,935,728

				Textiles & Apparel - 1.0%
—	30,500	—	30,500	Carter’s, Inc.*	—	1,659,505	—	1,659,505
36,600	—	—	36,600	Guess?, Inc.*	791,658	—	—	791,658
25,600	—	—	25,600	Perry Ellis International, Inc.*	672,000	—	—	672,000
87,700	—	—	87,700	Skechers U.S.A., Inc.*	1,464,590	—	—	1,464,590
2,900	—	—	2,900	UniFirst Corp.	113,941	—	—	113,941
—	84,000	—	84,000	Warnaco Group, Inc.*	—	2,100,000	—	2,100,000

					3,042,189	3,759,505	—	6,801,694

				Transportation - 0.6%
—	56,850	—	56,850	Knight Transportation, Inc.	—	1,346,776	—	1,346,776
—	40,500	—	40,500	Old Dominion Freight*	—	1,295,190	—	1,295,190
—	70,000	—	70,000	Universal Truckload Servicess, Inc.*	—	1,210,300	—	1,210,300

					—	3,852,266	—	3,852,266

				Wireless Telecommunication Services - 0.3%
—	58,000	—	58,000	InPhonic, Inc.*	—	889,720	—	889,720
18,100	—	—	18,100	United States Cellular Corp. *	993,328	—	—	993,328

					993,328	889,720	—	1,883,048

				TOTAL COMMON STOCKS (Cost $474,625,142, $101,694,802, ($1,964,367), and $574,355,577, respectively)	$562,104,275	$119,646,269	$(2,730,714)	$679,019,830

The accompanying notes are an integral part of these pro forma financial statements.

16

Shares				Description	Value
GS Structured	First Funds		Pro		GS Structured	First Funds		Pro
Small	Capital		Forma		Small	Capital		Forma
Cap Equity	Appreciation		Combined		Cap Equity	Appreciation		Combined
Fund	Portfolio	Adjustments	Fund		Fund	Portfolio	Adjustments	Fund

				Money Market Mutual Funds - 0.3%
—	905,308	—	905,308	SSGA Prime Money Market Fund	$—	$905,308	$—	$905,308
—	905,129	—	905,129	SSGA U.S. Treasury Money Market Fund	—	905,129	—	905,129

				TOTAL MONEY MARKET MUTUAL FUNDS (Cost $0, $1,810,437, $0 and $1,810,437, respectively)	$—	$1,810,437	$—	$1,810,437

Principal Amount				Interest Rate Maturity Date	Value

				Repurchase Agreement (b) - 2.4%
				Joint Repurchase Agreement Account II 3.60% 09/01/2005 Maturity Value $16,701,670
$16,700,000	$—	$—	$16,700,000	(Cost $16,700,000, $0, $0 and $16,700,000, respectively)	$16,700,000	$—	$—	$16,700,000

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL (Cost $491,325,142, $110,510,239, ($1,964,367), and $599,871,014, respectively)	$578,804,275	$128,449,331	$(2,730,714)	$704,522,892

Shares				Description	Value

				Securities Lending Collateral - 10.3%
71,346,325	—	—	71,346,325	Boston Global Investment Trust — Enhanced Portfolio
				TOTAL SECURITIES LENDING COLLATERAL (Cost $71,346,325, $0, $0, and $71,346,325, respectively)	$71,346,325	$—	$—	$71,346,325

				TOTAL INVESTMENTS - 111.7% (Cost $562,671,467, $110,510,239, ($1,964,367), and $671,217,339)	$650,150,600	$128,449,331	$(2,730,714)	$775,869,217

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.
(a) All or portion of the security is on loan.
(b) Repurchase agreement was entered into on August 31, 2005.

The accompanying notes are an integral part of these pro forma financial statements.

17

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Statement of Investments
August 31, 2005
(Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At August 31, 2005, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

Russell Mini 2000 Index	62	September 2005	$4,136,640	$77,994

JOINT REPURCHASE AGREEMENT ACCOUNT II — At August 31, 2005, the Structured Small Cap Equity Fund had undivided interests in the Joint Repurchase Agreement Account II which equaled $16,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,750,000,000	3.60%	09/01/2005	$1,750,175,000

Barclays Capital PLC	800,000,000	3.60	09/01/2005	800,080,000

Bear Stearns & Co.	600,000,000	3.61	09/01/2005	600,060,166

Deutsche Bank Securities, Inc.	2,000,000,000	3.60	09/01/2005	2,000,200,000

Greenwich Capital Markets	500,000,000	3.60	09/01/2005	500,050,000

J.P. Morgan Securities, Inc.	125,000,000	3.61	09/01/2005	125,012,535

UBS Warburg LLC	350,000,000	3.60	09/01/2005	350,035,000

Wachovia Capital Markets	500,000,000	3.60	09/01/2005	500,050,000

TOTAL	$6,625,000,000			$6,625,662,701

At August 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 3.75% to 5.25%, due 08/15/2006 to 09/16/2013; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 06/12/2006 to 09/01/2035 and Federal National Mortgage Association, 2.35% to 10.00%, due 04/05/2007 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $6,769,757,519.
The accompanying notes are an integral part of these pro forma financial statements.

18

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Structured Small Cap Equity Fund and the First Funds Capital Appreciation Portfolio
August 31, 2005 (Unaudited)

		FF Capital
	GS Structured Small	Appreciation			Pro Forma
	Cap Equity Fund	Portfolio	Adjustments		Combined Fund
Assets:
Investments in securities, at value (cost $491,325,142, $110,510,239, ($1,964,367) and $599,871,014, respectively)	$578,804,275	$128,449,331	$(2,730,714	)(b)	$704,522,892
Securities Lending collateral, at value (which approximates cost)	71,346,325	—	—		71,346,325
Cash	1,149,946 (a)	—	—		1,149,946
Receivables:
Investment securities sold	44,215,299	1,379,785	2,730,714	(b)	48,325,798
Fund shares sold	2,534,924	37,968	—		2,572,892
Due from broker	1,173,191	—	—		1,173,191
Dividends and Interest	388,160	10,210	—		398,370
Reimbursement from adviser	88,815	—	—		88,815
Securities lending income	59,947	—	—		59,947
Other assets	2,001	13,723	—		15,724

Total assets	699,762,883	129,891,017	—		829,653,900

Liabilities:
Payables:
Payable upon return of securities loaned	71,346,325	—	—		71,346,325
Investment securities purchased	59,545,505	1,632,989	—		61,178,494
Fund shares repurchased	1,526,865	35,989	—		1,562,854
Amounts owed to affiliates	511,207	—	—		511,207
Accrued expenses and other liabilities	175,662	204,647	—		380,309

Total liabilities	133,105,564	1,873,625	—		134,979,189

Net Assets:
Paid in capital	449,406,210	110,793,309	—		560,199,519
Accumulated undistributed net investment income (loss)	1,150,592	(2,982,408)	—		(1,831,816)
Accumulated net realized gain on investment transactions	28,543,390	2,255,023	—		30,798,413
Net unrealized gain on investments	87,557,127	17,951,468	—		105,508,595

Net Assets	$566,657,319	$128,017,392	$—		$694,674,711

Net Assets:
Class A	$154,876,985	$9,639,674	$645,251		$165,161,910
Class B	$19,555,033	$1,270,249	$—		$20,825,282
Class C	$24,901,698	$645,251	$(645,251)		$24,901,698
Institutional	$328,911,851	$116,462,218	$—		$445,374,069
Service	$38,411,752	$—	$—		$38,411,752

Shares Outstanding:
Class A	10,646,331	817,969	(111,101	)(c)	11,353,199
Class B	1,438,398	110,703	(17,302	)(c)	1,531,799
Class C	1,825,736	58,693	(58,693	)(c)	1,825,736
Institutional	21,996,659	9,597,812	(1,807,697	)(c)	29,786,774
Service	2,667,749	—	—		2,667,749

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	38,574,873	10,585,177	(1,994,799	)(c)	47,165,257

Net asset value, offering and redemption price per share: (d)
Class A	$14.55	$11.78	$—		$14.55
Class B	$13.60	$11.47	$—		$13.60
Class C	$13.64	$10.99	$—		$13.64
Institutional	$14.95	$12.13	$—		$14.95
Service	$14.40	$—	$—		$14.40

(a)	Includes restricted cash of $850,000 relating to initial margin requirements on futures transactions.

(b)	Adjustment to reflect proceeds on investments that do not meet Structured Small Cap Equity Fund’s investment criteria and are assumed to be sold at 8/31/05.

(c)	Reflects adjustment of shares based on Structured Small Cap Equity Fund’s NAV.

(d)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Structured Small Cap. Equity Fund is $15.40. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

19

Pro Forma Combined Statement of Operations
For the Goldman Sachs Structured Small Cap Equity Fund and the First Funds Capital Appreciation Portfolio
For the twelve months ended August 31, 2005 (Unaudited)

		FF Capital
	GS Structured Small	Appreciation			Pro Forma
	Cap Equity Fund	Portfolio	Adjustments		Combined Fund
Investment Income:
Dividends	$4,658,413	$305,780	$—		$4,964,193
Interest (including securities lending income of $577,725, $0, and $577,725, respectively)	774,111	136,947	—		911,058

Total income	5,432,524	442,727	—		5,875,251

Expenses:
Management fees	3,913,268	171,814	802,659	(a)	4,887,741
Co-Management fees	—	769,522	(769,522	)(b)	—
Administrative fees	—	97,362	(97,362	)(b)	—
Co-Administrative fees	—	131,724	(131,724	)(b)	—
Distribution and Service fees	773,755	41,120	(14,403	)(c)	800,472
Transfer Agent fees	457,713	84,925	(23,037	)(c)	519,601
Custody and accounting fees	260,764	73,404	(8,469	)(c)	325,699
Registration fees	76,461	27,985	(24,446	)(c)	80,000
Audit and tax return fees	24,621	35,313	29,934	(c)	89,868
Printing fees	76,853	26,800	(18,653	)(c)	85,000
Legal fees	23,713	10,165	(6,878	)(c)	27,000
Trustee fees	16,111	14,030	(14,030	)(c)	16,111
Service share fees	204,045	—	—		204,045
Other	65,474	20,285	(10,759	)(c)	75,000

Total expenses	5,892,778	1,504,449	(286,690)		7,110,537
Less — expense reductions	(359,049)	(47,749)	(96,370	)(d)	(503,168)

Net Expenses	5,533,729	1,456,700	(383,060)		6,607,369

Net Investment Income	(101,205)	(1,013,973)	383,060		(732,118)

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain from:
Investment transactions	39,680,627	649,454 (e)	766,347	(f)	41,096,428
Futures transactions	1,865,899	—	—		1,865,899
Swap contracts	—	—	—
Payment by affiliates to reimburse certain security claims	110,026	—	—		110,026
Net change in unrealized gain on:
Investments	57,008,796	16,647,179	(766,347	)(f)	72,889,628
Futures	68,154	—	—		68,154

Net realized and unrealized gain on investment and futures transactions	98,733,502	17,296,633	—		116,030,135

Net Increase in Net Assets Resulting from Operations	$98,632,297	$16,282,660	$383,060		$115,298,017

(a)	Adjustment to reflect management fee based on Structured Small Cap Equity Fund rates.

(b)	Adjustment to eliminate Co-Management, Administrative and Co-Administrative fees.

(c)	Adjustment to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(d)	Adjustment to reflect decrease in expense reduction based on Structured Small Cap Equity Fund current expense cap and waivers.

(e)	Includes Litigation Settlements of $7,845.

(f)	Adjustment to reflect proceeds and gains on investment that does not meet Structured Small Cap Equity Fund’s investment criteria and is assumed to be sold at 8/31/05.
The accompanying notes are an integral part of these pro forma financial statements.

20

GOLDMAN SACHS TRUST STRUCTURED SMALL CAP EQUITY FUND
Notes to Pro Forma Financial Statements
August 31, 2005 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “GS Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Structured Small Cap Equity Fund, formerly known as the CORE Small Cap Equity Fund, (the “Fund”). The Fund is a diversified portfolio offering five classes of shares—Class A, Class B, Class C, Institutional and Service.
First Funds (the “First Funds Trust”) is registered under the Act as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992, as amended and restated on June 26, 2003. The First Funds Trust currently has seven active investment portfolios, including the Capital Appreciation Portfolio (the “Portfolio”) which offers four classes of shares — Class I, A, B, and C.
2. BASIS OF COMBINATION
The unaudited pro forma Schedule of Investments, Statement of Assets and Liabilities, and Statement of Operations (“pro forma statements”) reflect the accounts of the Fund and the Portfolio as if the proposed reorganization occurred as of and for the twelve months ended August 31, 2005. Certain securities held by the Portfolio that do not meet the investment criteria or investment percentages may be sold prior to or after the reorganization. Classes A and C of the Portfolio will be merging into Class A of the Fund, Class B of the Portfolio will be merging into Class B of the Fund and Class I of the Portfolio will be merging into the Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.
The Fund will be the accounting survivor for financial statement purposes. The Agreement and Plan of reorganization provide for a tax-free acquisition of the Portfolio into the Fund. The acquisition is expected to be completed in March 2006.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all the assets of the Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolio. The Portfolio will be subsequently dissolved.
The amount of additional shares assumed to be issued under the reorganization was calculated based on the August 31, 2005 net assets of the Portfolio and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A		Class B		Institutional
Shares Issued	706,868		93,401		7,790,115
Net Assets 08/31/2005	$10,284,925	[1]	$1,270,249	[2]	$116,462,218	[3]
Pro Forma Net Asset Value 08/31/2005	$14.55		$13.60		$14.95

1.   Reflects Classes A and C of the Portfolio.
2.   Reflects Class B of the Portfolio.
3.   Reflects Class I of the Portfolio.
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in securities and investment companies traded on a U.S. securities exchange or the

21

NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in-capital.
In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, an equity REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
The Portfolio had capital loss carryforwards as of its most recent fiscal year June 30, 2005 of $1,496,878 expiring on June 30, 2011. Utilization of this loss may be limited under the Code.
D. Expenses — Expenses incurred by the GS Trust that do not specifically relate to an individual fund of the GS Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.
Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
E. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

22

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.
The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the GS Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly. Effective January 1, 2005, GSAM has voluntarily agreed to waive a portion of its Management Fees equal to 0.01% of the Funds average daily net assets, until further notice.
At a meeting held on June 16, 2005, the Board of Trustees of the GS Trust approved a Fee Reduction Commitment for the Fund which will be effective on a contractual basis in 2006. Effective July 1, 2005, GSAM implemented the Fee Reduction Commitment on a voluntary basis and waive a portion of its Management Fee to achieve the following annual rates:

Average Daily Net Assets	Annual Rate

First $2 Billion	0.85%
Over $2 Billion	0.77%

For the twelve months ended August 31, 2005, GSAM has waived Management Fees of approximately $9,000.
GSAM has contractually agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Transfer Agency fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.044% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
Effective December 30, 2005, GSAM has agreed to voluntarily waive a portion of its Management fee equal to 0.04% of the Fund’s average daily net assets. Also effective December 30, 2005, GSAM has agreed to voluntarily reduce or limit “All Other Expenses” of the Fund (with the exclusion mentioned above) to 0.004% of the Fund’s average daily net assets.
The GS Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Class B and Class C Shares. For the year ended August 31, 2005, Goldman Sachs advised the Funds that it retained approximately $57,500 and $300 for Class A and Class B Shares, respectively.
Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the twelve months ended August 31, 2005, Goldman Sachs advised the Fund that it retained approximately $57,500 for Class A sales loads and $300 for Class B contingent deferred sales charges.
Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and

23

0.04% of the average daily net assets for Institutional and Service shares of the Fund.
The GS Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan (the “Plans”). These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations in an amount up to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
For the twelve months ended August 31, 2005, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction of the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduced transfer agent fees. For the twelve months ended August 31, 2005, the Fund had expense reductions of approximately $9,000, $341,000, $6,000 and $3,000 due to Management Fee Waivers, Other Expense Reimbursements, Custody Fee Reductions and Transfer Agent Fee Reductions, respectively.
At August 31, 2005, amounts owed to affiliates were approximately $397,000, $70,000, and $44,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended August 31, 2005, is reported parenthetically on the Statement of Operations. For the twelve months ended August 31, 2005, BGA earned $101,946 in fees as securities lending agent and the Fund received $123,956 in earnings from lending. At August 31, 2005, the Fund loaned securities having a market value of $70,863,370 collateralized by cash in the amount of $71,346,325. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

24

Pro Forma Combined Statement of Investments for the Goldman Sachs Trust Core Fixed Income Fund and the First Funds Intermediate Bond Portfolio
October 31, 2005 (Unaudited)

					Interest	Maturity
Principal Amount				Description	Rate	Date	Value
GS Core Fixed	FF Intermediate		Combined				GS Core Fixed	FF Intermediate		Combined
Income	Bond	adjustment	Proforma				Income	Bond	adjustment	Proforma

				CORPORATE BONDS — 20.2%
				Automotive — 1.1%
				Dana Corp.
1,200,000	—	—	1,200,000		5.85	01/15/15	$882,000	$—	$—	$882,000
				Ford Motor Credit Co.
3,825,000	—	—	3,825,000		6.88	02/01/06	3,823,034	—	—	3,823,034
				Ford Motor Credit Co.
1,500,000	7,000,000	—	8,500,000		6.50	01/25/07	1,481,595	6,916,931	—	8,398,526
				General Motors Acceptance Corp.
2,575,000	—	—	2,575,000		6.75	01/15/06	2,577,629	—	—	2,577,629
				General Motors Acceptance Corp.(EUR)
1,875,000	—	—	1,875,000		4.00	02/09/06	2,238,330	—	—	2,238,330
				General Motors Acceptance Corp.
1,850,000	—	—	1,850,000		5.75	02/14/06	2,225,361	—	—	2,225,361
				General Motors Acceptance Corp.
3,250,000	—	—	3,250,000		6.88	09/15/11	3,151,262	—	—	3,151,262

							16,379,211	6,916,931	—	23,296,142

				Banks — 4.2%
				AmSouth Bank (a)
—	5,100,000	—	5,100,000		6.45	02/01/08	—	5,263,741	—	5,263,741
				ANZ Capital Trust I (a)(b)
3,500,000	—	—	3,500,000		5.36	12/15/13	3,436,863	—	—	3,436,863
				Associates Corp. NA
2,000,000	—	—	2,000,000		8.55	07/15/09	2,239,972	—	—	2,239,972
				Astoria Financial Corp.
4,600,000	—	—	4,600,000		5.75	10/15/12	4,631,589	—	—	4,631,589
				Bank of America Corp.
500,000	—	—	500,000		5.88	02/15/09	513,460	—	—	513,460
				Bank of America Corp.
—	4,940,000	—	4,940,000		4.88	01/15/13	—	4,849,810	—	4,849,810
				Citigroup, Inc.
2,000,000	—	—	2,000,000		7.25	10/15/11	2,224,818	—	—	2,224,818
				Development Bank of Singapore Ltd. (a)(c)
3,625,000	—	—	3,625,000		5.00	11/15/19	3,512,527	—	—	3,512,527
				First Union National Bank
—	5,000,000	—	5,000,000		7.88	02/15/10	—	5,557,015	—	5,557,015
				Fleet Boston Financial Corp.
1,000,000	—	—	1,000,000		6.50	03/15/08	1,035,382	—	—	1,035,382
				Fleet Boston Financial Corp.
450,000	—	—	450,000		7.38	12/01/09	487,891	—	—	487,891
				Greater Bay Bancorp
2,900,000	—	—	2,900,000		5.13	04/15/10	2,863,620	—	—	2,863,620
				GreenPoint Financial Corp.
2,400,000	—	—	2,400,000		3.20	06/06/08	2,298,288	—	—	2,298,288
				Key Bank
—	5,500,000	—	5,500,000		5.00	07/17/07	—	5,508,717	—	5,508,717
				HBOS Capital Funding LP (a)(b)(c)
4,325,000	—	—	4,325,000		6.07	06/30/14	4,451,826	—	—	4,451,826
				MIZUHO JGB Investment LLC (a)(b)(c)
1,600,000	—	—	1,600,000		9.87	06/30/08	1,771,395	—	—	1,771,395
				National Australia Bank Ltd.
2,000,000	—	—	2,000,000		8.60	05/19/10	2,280,571	—	—	2,280,571
				Popular North America, Inc.
4,500,000	—	—	4,500,000		6.13	10/15/06	4,552,553	—	—	4,552,553
				Regions Bank
—	2,530,000	—	2,530,000		2.90	12/15/06	—	2,473,879	—	2,473,879
				Regions Financial Corp.
—	4,500,000	—	4,500,000		7.00	03/01/11	—	4,900,054	—	4,900,054
				Resona Bank Ltd. (a)(b)
3,500,000	—	—	3,500,000		5.85	04/15/16	3,378,273	—	—	3,378,273
				Resona Bank Ltd. (a)(b) EUR
2,675,000	—	—	2,675,000		4.13	04/15/16	3,137,021	—	—	3,137,021
				Sovereign Bancorp, Inc.(c)
700,000	—	—	700,000		4.17	08/25/06	701,203	—	—	701,203
				Sovereign Bank
1,000,000	—	—	1,000,000		4.00	02/01/08	982,596	—	—	982,596
				Sovereign Bank
500,000	—	—	500,000		5.13	03/15/13	489,061	—	—	489,061
				Sovereign Bank(c)
2,550,000	—	—	2,550,000		4.38	08/01/13	2,489,640	—	—	2,489,640
				Synovus Financial Corp.
—	1,775,000	—	1,775,000		4.88	02/15/13	—	1,725,841	—	1,725,841
				Union Planters Bank
75,000	—	—	75,000		5.13	06/15/07	75,388	—	—	75,388

				Union Planters Corp.
150,000	—	—	150,000		7.75	03/01/11	168,243	—	—	168,243
				US Bank
—	7,000,000	—	7,000,000		6.30	02/04/14	—	7,526,785	—	7,526,785
				Washington Mutual Bank
—	5,000,000	—	5,000,000		5.13	01/15/15	—	4,848,080	—	4,848,080
				Wells Fargo Bank NA
1,000,000	—	—	1,000,000		6.45	02/01/11	1,063,067	—	—	1,063,067

							48,785,247	42,653,922	—	91,439,169

				Brokerage — 1.4%
				Bear Stearns Co.
—	6,330,000	—	6,330,000		5.70	01/15/07	—	6,391,224	—	6,391,224
				Donaldson, Lufkin & Jenrette, Inc.
—	1,000,000	—	1,000,000		6.88	11/01/05	—	1,000,000	—	1,000,000
				Goldman Sachs Group, Inc.
—	3,500,000	(3,500,000)	—		6.88	01/15/11	—	3,760,348	(3,760,348)	—
				J.P. Morgan Chase & Co.
—	4,065,000	—	4,065,000		5.25	05/30/07	—	4,096,943	—	4,096,943
				Lehman Brothers, Inc.
—	4,500,000	—	4,500,000		6.63	01/18/12	—	4,834,656	—	4,834,656
				Lehman Brothers Holdings E-Capital Trust I (a)(c)
1,675,000	—	—	1,675,000		4.59	08/19/65	1,678,822	0	—	1,678,822
				Merrill Lynch & Co., Inc.
—	5,400,000	—	5,400,000		2.94	01/30/06	—	5,381,759	—	5,381,759
				Merrill Lynch & Co., Inc.
—	2,580,000	—	2,580,000		7.00	01/15/07	—	2,647,114	—	2,647,114
				Merrill Lynch & Co., Inc.
1,000,000	—	—	1,000,000		6.38	10/15/08	1,039,023	—	—	1,039,023
				Merrill Lynch & Co., Inc.
1,000,000	—	—	1,000,000		6.00	02/17/09	1,029,186	—	—	1,029,186
				Morgan Stanley Group, Inc.
3,000,000	—	—	3,000,000		5.05	01/21/11	2,973,807	—	—	2,973,807

							6,720,838	28,112,044	(3,760,348)	31,072,534

				Capital Goods — 0.2%
				Boeing Capital Corp.
—	1,125,000	—	1,125,000		5.65	05/15/06	—	1,132,669	—	1,132,669
				Dover Corp.
—	3,525,000	—	3,525,000		6.45	11/15/05	—	3,527,045	—	3,527,045

							—	4,659,714	—	4,659,714

				Captive Financial — 0.1%
				Nelnet, Inc.
2,580,000	—	—	2,580,000		5.13	06/01/10	2,506,136	—	—	2,506,136

				Chemicals — 0.0%
				Lubrizol Corp.
875,000	—	—	875,000		7.25	06/15/25	946,065	—	—	946,065

							946,065	—	—	946,065

				Diversified Manufacturing — 0.3%
				Tyco International Group Participation Certificate(a)
3,525,000	—	—	3,525,000		4.44	06/15/07	3,498,069	—	—	3,498,069
				Tyco International Group SA
1,000,000	—	—	1,000,000		6.38	02/15/06	1,004,760	—	—	1,004,760
				Tyco International Group SA
2,000,000	—	—	2,000,000		5.80	08/01/06	2,013,262	—	—	2,013,262

							6,516,091	—	—	6,516,091

				Electric — 0.9%
				Calenergy, Inc.
1,500,000	—	—	1,500,000		7.63	10/15/07	1,568,040	—	—	1,568,040
				Centerpoint Energy, Inc.
550,000	—	—	550,000		7.25	09/01/10	589,137	—	—	589,137
				FirstEnergy Corp.
4,050,000	—	—	4,050,000		7.38	11/15/31	4,601,950	—	—	4,601,950
				Nisource Finance Corp.
5,000,000	—	—	5,000,000		3.43	11/23/09	5,014,725	—	—	5,014,725
				Southern California Edison Co.
750,000	—	—	750,000		6.38	01/15/06	752,605	—	—	752,605
				TXU Corp.
1,000,000	—	—	1,000,000		6.50	11/15/24	901,796	—	—	901,796
				TXU Corp. Series O
5,250,000	—	—	5,250,000		4.80	11/15/09	4,975,168	—	—	4,975,168

							18,403,421	—	—	18,403,421

				Entertainment — 0.1%
				Time Warner Entertainment Co. LP
2,175,000	—	—	2,175,000		8.38	03/15/23	2,569,664	—	—	2,569,664

				Environmental — 0.1%
				Waste Management, Inc.
2,000,000	—	—	2,000,000		7.38	08/01/10	2,173,368	—	—	2,173,368

				Food & Beverage — 0.0%
				Tyson Foods, Inc.
—	350,000	—	350,000		7.25	10/01/06	356,688	—	—	356,688

				Gaming — 0.3%
				Caesars Entertainment, Inc.
1,745,000	—	—	1,745,000		7.50	09/01/09	1,858,425	—	—	1,858,425
				Harrahs Operating Co., Inc.
2,475,000	—	—	2,475,000		5.50	07/01/10	2,455,284	—	—	2,455,284
				MGM Mirage, Inc.
850,000	—	—	850,000		8.50	09/15/10	911,625	—	—	911,625
				Park Place Entertainment Corp.
950,000	—	—	950,000		8.50	11/15/06	982,371	—	—	982,371

							6,207,705	—	—	6,207,705

				Gas — 0.4%
				Consolidated Natural Gas Co.
—	5,385,000	—	5,385,000		5.00	12/01/14	—	5,213,412	—	5,213,412
				Oneok, Inc.
—	2,900,000	—	2,900,000		7.75	08/15/06	—	2,960,500	—	2,960,500

							—	8,173,912	—	8,173,912

The accompanying notes are an integral part of these pro forma financial statements.

25

					Interest	Maturity
Principal Amount				Description	Rate	Date	Value
GS Core Fixed	FF Intermediate		Combined				GS Core Fixed	FF Intermediate		Combined
Income	Bond	adjustment	Proforma				Income	Bond	adjustment	Proforma

				Home Construction — 0.2%
				D.R. Horton, Inc.
3,425,000	—	—	3,425,000		5.38	06/15/12	$3,261,504	$—	$—	$3,261,504

				Health Care — 0.5%

				Abbot Laboratories
—	3,500,000	—	3,500,000		5.63	07/01/06	—	3,525,144	—	3,525,144
				Bristol-Meyers Squibb Co.
—	7,000,000	—	7,000,000		5.75	10/01/11	—	7,241,353	—	7,241,353
				HCA, Inc.
—	—	—	—		6.95	05/01/12	—	—	—	—

							—	10,766,497	—	10,766,497

				Intergrated — 0.1%
				Amerada Hess Corp.
2,250,000	—	—	2,250,000		7.13	03/15/33	2,489,616	—	—	2,489,616

				Life Insurance — 1.1%
				AIG Sunamerica Global Financing (a)
—	5,000,000	—	5,000,000		5.85	08/01/08	—	5,114,335	—	5,114,335
				Allstate Financial Global Funding II (a)
—	7,665,000	—	7,665,000		2.63	04/15/07	—	7,411,879	—	7,411,879
				Berkshire Hathaway Inc.
—	7,000,000	—	7,000,000		4.63	10/15/13	—	6,768,125	—	6,768,125
				Cigna Corp.
—	1,350,000	—	1,350,000		6.38	01/15/06	—	1,354,856	—	1,354,856
				Hartford Life, Inc.
200,000	—	—	200,000		7.10	06/15/07	206,815	—	—	206,815
				Principal Financial Group Australia(a)
2,750,000	—	—	2,750,000		8.20	08/15/09	3,019,244	—	—	3,019,244
				Reinsurance Group of America, Inc.
550,000	—	—	550,000		6.75	12/15/11	579,057	—	—	579,057

							3,805,116	20,649,195	—	24,454,311

				Media-Cable — 0.9%
				Comcast Cable Communications Holdings, Inc.
2,300,000	—	—	2,300,000		8.38	03/15/13	2,648,818	—	—	2,648,818
				Comcast Cable Communications Holdings, Inc.
3,450,000	—	—	3,450,000		9.46	11/15/22	4,468,522	—	—	4,468,522
				Comcast Cable Communications, Inc.
2,250,000	—	—	2,250,000		6.38	01/30/06	2,259,697	—	—	2,259,697
				Comcast Cable Communications, Inc.
550,000	—	—	550,000		10.50	06/15/06	566,362	—	—	566,362
				Cox Communications, Inc.
2,925,000	—	—	2,925,000		4.63	01/15/10	2,821,903	—	—	2,821,903
				Cox Enterprises, Inc.(a)
2,825,000	—	—	2,825,000		4.38	05/01/08	2,760,822	—	—	2,760,822
				Lenfest Communications, Inc.
2,000,000	—	—	2,000,000		8.38	11/01/05	2,000,000	—	—	2,000,000
				Rogers Cable, Inc.
1,575,000	—	—	1,575,000		5.50	03/15/14	1,449,000	—	—	1,449,000

							18,975,124	—	—	18,975,124

				Media-Non Cable — 0.4%
				Clear Channel Communications, Inc.
5,325,000	—	—	5,325,000		8.00	11/01/08	5,672,162	—	—	5,672,162
				Clear Channel Communications, Inc.
850,000	—	—	850,000		6.88	06/15/18	846,091	—	—	846,091
				Clear Channel Communications, Inc.
1,875,000	—	—	1,875,000		7.25	10/15/27	1,890,321	—	—	1,890,321

							8,408,574	—	—	8,408,574
n
				Noncaptive-Financial — 1.6%
				American General Finance Corp.
2,000,000	—	—	2,000,000		6.10	05/22/06	2,016,274	—	—	2,016,274
				American General Finance Corp.
250,000	—	—	250,000		5.75	03/15/07	252,717	—	—	252,717
				American General Finance Corp.
200,000	—	—	200,000		2.75	06/15/08	188,881	—	—	188,881
				Countrywide Financial Corp. (c)
3,775,000	—	—	3,775,000		4.75	04/01/11	3,774,396	—	—	3,774,396
				GATX Financial Corp.
3,650,000	—	—	3,650,000		5.13	04/15/10	3,598,944	—	—	3,598,944
				General Electric Capital Corp.
3,000,000	—	—	3,000,000		7.38	01/19/10	3,272,940	—	—	3,272,940
				General Electric Corp.
—	6,710,000	—	6,710,000		4.38	11/21/11	—	6,485,269	—	6,485,269
				HSBC Finance Corp.
2,000,000	—	—	2,000,000		4.13	11/16/09	1,926,389	—	—	1,926,389
				HSBC Finance Corp.
1,000,000	—	—	1,000,000		6.38	10/15/11	1,054,324	—	—	1,054,324
				International Lease Finance Corp.
—	1,950,000	—	1,950,000		4.00	01/17/06	—	1,947,986	—	1,947,986
				PHH Corp.
7,950,000	—	—	7,950,000		6.00	03/01/08	8,007,813	—	—	8,007,813
				Wells Fargo Financial, Inc.
2,000,000	—	—	2,000,000		5.88	08/15/08	2,050,096	—	—	2,050,096

							26,142,774	8,433,255	—	34,576,029

				Pipelines — 0.6%
				CenterPoint Energy Resources Corp.
100,000	—	—	100,000		7.88	04/01/13	112,943	—	—	112,943
				CenterPoint Energy Resources Corp.
5,725,000	—	—	5,725,000		5.95	01/15/14	5,787,643	—	—	5,787,643
				Energy Transfer Partners (a)
5,850,000	—	—	5,850,000		5.65	08/01/12	5,685,931	—	—	5,685,931
				Panhandle Eastern Pipeline
1,350,000	—	—	1,350,000		4.80	08/15/08	1,330,391	—	—	1,330,391

							12,916,908	—	—	12,916,908

				Property/Casualty Insurance — 1.9%
				ACE INA Holdings, Inc.
350,000	—	—	350,000		8.30	08/15/06	359,314	—	—	359,314
				ACE Ltd.
6,675,000	—	—	6,675,000		6.00	04/01/07	6,668,344	—	—	6,668,344
				AmerUs Group Co.
4,025,000	—	—	4,025,000		5.95	08/15/15	3,948,300	—	—	3,948,300
				Arch Capital Group Ltd.
3,200,000	—	—	3,200,000		7.35	05/01/34	3,316,187	—	—	3,316,187
				Asif Global Financial XXIII(a)
1,875,000	—	—	1,875,000		3.90	10/22/08	1,818,878	—	—	1,818,878
				CNA Financial Corp.
1,375,000	—	—	1,375,000		6.75	11/15/06	1,395,955	—	—	1,395,955
				CNA Financial Corp.
98,000	—	—	98,000		6.60	12/15/08	101,631	—	—	101,631
				CNA Financial Corp.
500,000	—	—	500,000		5.85	12/15/14	489,306	—	—	489,306
				Endurance Specialty Holdings Ltd.
925,000	—	—	925,000		6.15	10/15/015	914,367	—		914,367
				Endurance Specialty Holdings Ltd.
2,425,000	—	—	2,425,000		7.00	07/15/34	2,423,844	—	—	2,423,844
				Hartford Financial Services Group, Inc.
2,000,000	—	—	2,000,000		7.90	06/15/10	2,221,363	—	—	2,221,363
				Liberty Mutual Group
1,550,000	—	—	1,550,000		5.75	03/15/14	1,492,159	—	—	1,492,159
				Liberty Mutual Group
2,925,000	—	—	2,925,000		7.00	03/15/34	2,885,635	—	—	2,885,635
				QBE Insurance Group Ltd.(a)(c)
3,150,000	—	—	3,150,000		5.65	07/01/23	3,099,449	—	—	3,099,449
				Royal & Sun Alliance Insurance Group PLC(b)
1,225,000	—	—	1,225,000		8.50	12/08/14	2,510,030	—		2,510,030
				SAFECO Corp.
5,000,000	—	—	5,000,000		6.88	07/15/07	5,136,620	—	—	5,136,620
				Zurich Capital Trust I(a)
2,500,000	—	—	2,500,000		8.38	06/01/37	2,704,055	—	—	2,704,055

							41,485,437	—	—	41,485,437

				Railroads — 0.1%
				CSX Corp.
2,000,000	—	—	2,000,000		6.40	06/15/09	2,085,430	—	—	2,085,430

				Real Estate Investment Trusts (REITs) — 0.7%
				Brandywine Operating Partnership LP
3,740,000	—	—	3,740,000		4.50	11/01/09	3,595,068	—	—	3,595,068
				EOP Operating LP
1,500,000	—	—	1,500,000		7.75	11/15/07	1,575,750	—	—	1,575,750
				iStar Financial, Inc.
3,275,000	—	—	3,275,000		5.70	03/01/14	3,211,101	—	—	3,211,101
				Liberty Property LP
1,100,000	—	—	1,100,000		7.25	03/15/11	1,182,400	—	—	1,182,400
				Simon Property Group LP
200,000	—	—	200,000		7.38	01/20/06	201,130	—	—	201,130
				Simon Property Group LP
600,000	—	—	600,000		6.38	11/15/07	617,444	—	—	617,444
				Simon Property Group LP
1,625,000	—	—	1,625,000		7.00	06/15/08	1,696,172	—		1,696,172
				Simon Property Group LP
3,425,000	—	—	3,425,000		4.60	06/15/10	3,344,824	—	—	3,344,824

							15,423,889	—	—	15,423,889

				Technology(a) — 0.2%
				Computer Associates. Inc.
4,975,000	—	—	4,975,000		4.75	12/01/09	4,814,449	—	—	4,814,449

				Tobacco — 0.2%
				Altria Group, Inc.
475,000	—	—	475,000		7.00	11/04/13	511,769	—	—	511,769
				Altria Group, Inc.
750,000	—	—	750,000		7.75	01/15/27	857,659	—	—	857,659
				Philip Morris Companies, Inc.
2,550,000	—	—	2,550,000		6.95	06/01/06	2,580,886	—	—	2,580,886

							3,950,314	—	—	3,950,314

				Telecommunications — 0.8%
				AT&T Broadband Corp.
—	5,095,000	—	5,095,000		8.38	03/15/13	—	5,868,966	—	5,868,966
				BellSouth Corp.
—	7,000,000	—	7,000,000		6.00	10/15/11	—	7,248,115	—	7,248,115
				GTE Corp.
—	5,000,000	—	5,000,000		6.90	11/01/08	—	5,156,515	—	5,156,515

							—	18,273,596	—	18,273,596

				Wireless Telecommunications — 0.6%
				America Movil SA de CV
1,100,000	—	—	1,100,000		4.13	03/01/09	1,059,421	—	—	1,059,421
				America Movil SA de CV
1,800,000	—	—	1,800,000		5.50	03/01/14	1,742,661	—	—	1,742,661
				America Movil SA de CV
1,600,000	—	—	1,600,000		6.38	03/01/35	1,501,824	—	—	1,501,824
				AT&T Wireless Services, Inc.
2,750,000	—	—	2,750,000		7.88	03/01/11	3,066,394	—	—	3,066,394
				Intelsat
3,850,000	—	—	3,850,000		5.25	11/01/08	3,522,750	—	—	3,522,750
				Verizon Wireless Communications Inc.
—	3,000,000	—	3,000,000		5.38	12/15/06	—	3,016,554	—	3,016,554

							10,893,050	3,016,554	—	13,909,604

The accompanying notes are an integral part of these pro forma financial statements.

26

					Interest	Maturity
Principal Amount				Description	Rate	Date	Value
GS Core Fixed	FF Intermediate		Combined				GS Core Fixed	FF Intermediate		Combined
Income	Bond	adjustment	Proforma				Income	Bond	adjustment	Proforma

				Wirelines Telecommunications — 1.1%
				Ameritech Capital Funding
775,000	—	—	775,000		6.25	05/18/09	$801,970	$—	$—	$801,970
				Deutsche Telekom International Finance BV
3,225,000	—	—	3,225,000		8.25	06/15/05	3,992,582	—	—	3,992,582
				Qwest Capital Funding, Inc.
1,250,000	—	—	1,250,000		7.75	08/15/06	1,268,750	—	—	1,268,750
				Qwest Capital Funding, Inc.
500,000	—	—	500,000		7.90	08/15/10	496,250	—	—	496,250
				SBC Communications, Inc.
2,725,000	—	—	2,725,000		4.13	09/15/09	2,620,107	—	—	2,620,107
				SBC Communications, Inc.
1,000,000	—	—	1,000,000		5.88	02/01/12	1,024,351	—	—	1,024,351
				Sprint Capital Corp.
300,000	—	—	300,000		6.00	01/15/07	303,840	—	—	303,840
				Sprint Capital Corp.
3,850,000	—	—	3,850,000		6.88	11/15/28	4,109,759	—	—	4,109,759
				Telecom Italia Capital(a)
1,025,000	—	—	1,025,000		4.00	01/15/10	974,347	—	—	974,347
				Telecom Italia Capital(a)
2,625,000	—	—	2,625,000		4.95	09/30/14	2,490,755	—	—	2,490,755
				TPSA Finance BV(a)
2,200,000	—	—	2,200,000		7.75	12/10/08	2,361,577	—	—	2,361,577
				TPSA Finance BV(a)
2,500,000	—	—	2,500,000		7.63	01/30/11	2,751,060	—	—	2,751,060

							23,195,348	—	—	23,195,348

				TOTAL CORPORATE BONDS
				(Cost $291,374,543, $152,624,343, ($3,768,717), and $440,230,169, respectively)			$289,411,967	$151,655,620	$(3,760,348)	$437,307,239

				Emerging Market Debt — 0.2%
				Pemex Finance Ltd.
350,000	—	—	350,000		8.02	05/15/07	356,871	—	—	356,871
				Pemex Finance Ltd.
700,000	—	—	700,000		9.15	11/15/18	821,687	—	—	821,687
				State of Qatar
2,180,000	—	—	2,180,000		9.75	06/15/30	3,237,300	—	—	3,237,300

				TOTAL EMERGING MARKET DEBT
				(Cost $4,176,355, $0, $0, and $4,176,355, respectively)			$4,415,858	$—	$—	$4,415,858

				Mortgage-Backed Obligations — 40.4%
				Adjustable Rate Federal National Mortgage Association (FNMA)(c) — 0.0%
				FNMA
111,386	—	—	111,386		4.49	03/01/33	111,276	—	—	111,276

				Adjustable Rate Non-Agency(c) — 10.3%
				Bank of America Mortgage Securities, Inc. Series 2002-H, Class 1A2
515,755	—	—	515,755		5.02	08/25/32	514,112	—	—	514,112
				Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
521,541	—	—	521,541		4.14	08/25/33	522,500	—	—	522,500
				Bear Stearns Alternative-A Trust Series 2005-8, Class 11A1
5,658,171	—	—	5,658,171		4.31	10/25/35	5,670,959	—	—	5,670,959
				Countrywide Alternative Loan Trust Series 2005-51, Class 2A1
13,978,075	—	—	13,978,075		4.14	11/20/35	13,985,721	—	—	13,985,721
				Countrywide Alternative Loan Trust Series 2005-51, Class 4A1
11,969,382	—	—	11,969,382		4.16	11/20/35	11,973,393	—	—	11,973,393
				Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
23,983,112	—	—	23,983,112		4.17	11/20/35	24,021,724	—	—	24,021,724
				Countrywide Home Loans Series 2003-37, Class 1A1
343,238	—	—	343,238		3.95	08/25/33	344,514	—	—	344,514
				CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
292,443	—	—	292,443		5.10	03/25/33	291,462	—	—	291,462
				Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
14,406,810	—	—	14,406,810		4.29	10/19/45	14,406,810	—	—	14,406,810
				Harborview Mortgage Loan Trust Series 2005-10. Class 2A1A
4,989,096			4,989,096		4.10	11/19/35	4,991,924	—	—	4,991,924
				Lehman XS Trust Series 2005-5N, Class 2A1A
18,000,000			18,000,000		4.38	11/25/35	17,988,750	—	—	17,988,750
				Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
2,169,107	—	—	2,169,107		4.42	11/25/34	2,175,511	—	—	2,175,511
				MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
13,807,603	—	—	13,807,603		4.45	11/25/29	13,783,963	—	—	13,783,963
				Sequoia Mortgage Trust Series 2003-4, Class 1A2
8,218,381	—	—	8,218,381		4.18	07/20/33	8,230,243	—	—	8,230,243
				Structured Asset Securities Corp. Series 2003-37A, Class 3A7
7,037,143	—	—	7,037,143		4.52	12/25/33	6,968,179	—	—	6,968,179
				Washington Mutual Series 2002-AR19, Class A7
1,278,372	—	—	1,278,372		4.68	02/25/33	1,267,687	—	—	1,267,687
				Washington Mutual Series 2005-AR13, Class A1A1
25,000,000	—	—	25,000,000		4.33	10/25/45	25,000,000	—	—	25,000,000
				Washington Mutual Series 2005-AR15, Class A1A
23,000,000	—	—	23,000,000		4.32	12/25/40	23,000,000	—	—	23,000,000
				Washington Mutual Series 2005-AR8, Class A2A1
29,260,402	—	—	29,260,402		4.41	07/25/45	29,141,605	—	—	29,141,605
				Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
19,325,414	—	—	19,325,414		4.98	10/25/35	19,198,446	—	—	19,198,446

							223,477,503	—	—	223,477,503

				Collateralized Mortgage Obligations (CMOs) — 3.2% Interest Only(d) — 0.1%
				ABN AMRO Mortgage Corp. Series 2003-5, Class A2
3,573,072	—	—	3,573,072		5.50	04/25/33	222,802	—	—	222,802
				Countrywide Home Loan Trust Series 2003-42, Class 2X1(c)
3,952,000	—	—	3,952,000		0.39	10/25/33	28,432	—	—	28,432
				CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(c)
4,407,235	—	—	4,407,235		0.00	11/25/32	4	—	—	4
				CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
679,542	—	—	679,542		5.50	04/25/33	29,238	—	—	29,238
				CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
585,234	—	—	585,234		5.75	05/25/33	28,384	—	—	28,384
				CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
470,564	—	—	470,564		5.50	06/25/33	25,014	—	—	25,014
				CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(c)
4,484,687	—	—	4,484,687		0.78	07/25/33	49,977	—	—	49,977
				CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X
4,716,356	—	—	4,716,356		0.60	08/25/33	42,269	—	—	42,269
				FNMA Series 1992-24, Class N
586	—	—	586		7.89	03/25/07	2,934	—	—	2,934
				FNMA Series 1993-11, Class M
38,041	—	—	38,041		7.50	02/25/08	889	—	—	889
				Washington Mutual Series 2003-AR04, Class X1(c)
6,345,133	—	—	6,345,133		1.18	01/25/08	101,157	—	—	101,157
				Washington Mutual Series 2003-AR05, Class X1(c)
18,269,339	—	—	18,269,339		0.76	02/25/08	201,579	—	—	201,579
				Washington Mutual Series 2003-AR06, Class X2(c)
13,663,667	—	—	13,663,667		0.37	05/25/08	74,877	—	—	74,877
				Washington Mutual Series 2003-AR07, Class X(c)
21,970,727	—	—	21,970,727		0.95	06/25/08	310,446	—	—	310,446
				Washington Mutual Series 2003-AR12, Class X(c)
15,712,708	—	—	15,712,708		0.49	02/25/34	127,554	—	—	127,554
				Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0(c)
15,221,306	—	—	15,221,306		0.77	06/25/33	200,617	—	—	200,617

							1,446,173	—	—	1,446,173

				Inverse Floaters(c) — 0.2%
				FHLMC Series 1544, Class M
88,559	—	—	88,559		12.27	07/15/08	93,457	—	—	93,457
				FNMA Series 1993-072, Class SA
36,103	—	—	36,103		13.50	05/25/08	38,435	—	—	38,435
				FNMA Series 1993-093, Class SA
54,995	—	—	54,995		15.70	05/25/08	59,525	—	—	59,525
				FNMA Series 1993-095, Class SE
49,762	—	—	49,762		16.62	06/25/08	55,070	—	—	55,070
				FNMA Series 1993-135, Class S
77,238	—	—	77,238		9.29	07/25/08	80,220	—	—	80,220
				FNMA Series 1993-175, Class SA
391,559	—	—	391,559		12.44	09/25/08	418,679	—	—	418,679
				GNMA Series 2001-48, Class SA
287,752	—	—	287,752		13.59	10/16/31	319,976	—	—	319,976
				GNMA Series 2001-51, Class SA
556,539	—	—	556,539		15.30	10/16/31	635,401	—	—	635,401
				GNMA Series 2001-51, Class SB
575,155	—	—	575,155		13.59	10/16/31	648,903	—	—	648,903
				GNMA Series 2001-59, Class SA
98,756	—	—	98,756		13.42	11/16/24	109,027	—	—	109,027
				GNMA Series 2002-11, Class SA
294,510	—	—	294,510		19.04	02/16/32	378,580	—	—	378,580
				GNMA Series 2002-13, Class SB
688,479	—	—	688,479		19.04	02/16/32	853,582	—	—	853,582
				Morgan Stanley Mortgage Trust Series 40, Class 16
843,963	—	—	843,963		9.56	01/20/22	849,012	—	—	849,012

							4,539,867	—	—	4,539,867

				Non-Agency CMO(c) — 0.7%
				Washington Mutual Series 2005-AR11, Class A1A
15,698,736	—	—	15,698,736				15,698,736	—	—	15,698,736

				Planned Amortization Class (PAC) CMOs — 0.3%
				FNMA REMIC Trust Series 1993-78, Class H
912,378	—	—	912,378		6.50	06/25/08	925,300	—	—	925,300
				FNMA Series 1993-201, Class K
1,425,070	—	—	1,425,070		6.50	01/25/23	1,422,813	—	—	1,422,813
				FNMA Series 1999-1, Class PG
3,792,980	—	—	3,792,980		6.50	04/25/28	3,818,385	—	—	3,818,385
				FNMA Series 1999-51, Class LG
745,459	—	—	745,459		6.50	12/25/28	748,925	—	—	748,925

							6,915,423	—	—	6,915,423

				Regular Floater CMOs(c) — 1.5%
				FHLMC Series 1537, Class F
535,572	—	—	535,572		3.40	06/15/08	533,349	—	—	533,349
				FNMA REMIC Trust Series 1993-175, Class FA
845,767	—	—	845,767		3.81	09/25/08	833,661	—	—	833,661
				FNMA REMIC Trust Series 1993-M1, Class A
19,330	—	—	19,330		6.00	04/25/20	19,330	—	—	19,330
				Impac CMB Trust Series 2004-10, Class 2A(c)
11,326,827	—	—	11,326,827		4.36	03/25/35	11,341,099	—	—	11,341,099
				Impac CMB Trust Series 2004-8, Class 1A(c)
5,694,448	—	—	5,694,448		4.40	10/25/34	5,714,435	—	—	5,714,435
				Impac CMB Trust Series 2005-6, Class 1A1(c)
12,741,939	—	—	12,741,939		4.29	10/25/35	12,736,464	—	—	12,736,464

							31,178,338	—	—	31,178,338

The accompanying notes are an integral part of these pro forma financial statements.

27

					Interest	Maturity
Principal Amount				Description	Rate	Date	Value
GS Core Fixed	FF Intermediate		Combined				GS Core Fixed	FF Intermediate		Combined
Income	Bond	adjustment	Proforma				Income	Bond	adjustment	Proforma

				Sequential Fixed Rate CMOs(c) — 0.4%
				Banc of America Mortgage Securities, Inc. Series 2002-9, Class 3A1
139,089	—	—	139,089		6.00	10/25/17	$141,219	—	$—	$141,219
				FHLMC Series 2367, Class BC
1,612,556	—	—	1,612,556		6.00	04/15/16	1,619,176	—	—	1,619,176
				FNMA Series 2001-M2, Class C
5,628,052	—	—	5,628,052		6.30	09/25/15	5,814,617	—	—	5,814,617

							7,575,012	—	—	7,575,012

				TOTAL Collateralized Mortgage Obligations (CMOs)			$67,353,549	$—	$—	$67,353,549

				Commercial Mortgage-Backed Securities (CMBS) — 1.2% Interest Only(a)(c)(d) — 0.1%
				Bear Stearns Commercial Mortgage Securities Inc. Series 2001-TOP2, Class X2
38,000,000	—	—	38,000,000		1.14	02/15/35	1,029,561	—	—	1,029,561
				CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
26,177,440	—	—	26,177,440		1.68	11/15/36	1,401,299	—	—	1,401,299

	—						2,430,860	—	—	2,430,860

	—			Sequential Fixed Rate CMBS — 1.1%
				Asset Securitization Corp. Series 1997-D4, Class A1D
784,636	—	—	784,636		7.49	04/14/29	808,456	—	—	808,456
				Commercial Mortgage Acceptance Corp. Series 1997-ML1, Class A3
2,800,000	—	—	2,800,000		6.57	12/15/30	2,850,903	—	—	2,850,903
				CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
10,000,000	—	—	10,000,000		6.55	01/17/35	10,271,134	—	—	10,271,134
				First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A3
2,373,600	—	—	2,373,600		7.38	04/18/07	2,424,784	—	—	2,424,784
				Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
2,051,239	—	—	2,051,239		6.39	02/15/30	2,100,107	—	—	2,100,107
				Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
4,360,926	—	—	4,360,926		7.56	11/15/31	4,637,883	—	—	4,637,883

							23,093,267	—	—	23,093,267

				TOTAL Commercial Mortgage-Backed Securities (CMBs)			$25,524,127	$—	$—	$25,524,127

				Federal Home Loan Mortgage Corp. (FHLMC) — 7.8%
				FHLMC
—	9,000,000	—	9,000,000		5.00	01/30/14	—	8,780,616	—	8,780,616
				FHLMC
47,288	—	—	47,288		5.50	07/01/13	47,614	—	—	47,614
				FHLMC
301,840	—	—	301,840		5.50	12/01/13	303,924	—	—	303,924
				FHLMC
3,562,963	—	—	3,562,963		6.50	12/01/13	3,666,434	—	—	3,666,434
				FHLMC
97,052	—	—	97,052		5.50	02/01/14	97,722	—	—	97,722
				FHLMC
43,363	—	—	43,363		5.50	06/01/14	43,662	—	—	43,662
				FHLMC
88,951	—	—	88,951		5.50	09/01/14	89,564	—	—	89,564
				FHLMC
5,806	—	—	5,806		7.00	10/01/14	6,035	—	—	6,035
				FHLMC
2,201,426	—	—	2,201,426		6.00	12/01/14	2,237,661	—	—	2,237,661
				FHLMC
54,252	—	—	54,252		7.00	05/01/15	56,386	—	—	56,386
				FHLMC
158,894	—	—	158,894		8.00	07/01/15	169,611	—	—	169,611
				FHLMC
20,703	—	—	20,703		7.00	02/01/16	21,580	—	—	21,580
				FHLMC
62,631	—	—	62,631		7.00	03/01/16	65,299	—	—	65,299
				FHLMC
1,099,565	—	—	1,099,565		7.50	05/01/16	1,159,576	—	—	1,159,576
				FHLMC
4,503	—	—	4,503		7.00	10/01/17	4,721	—	—	4,721
				FHLMC
113,858	—	—	113,858		7.00	06/01/26	119,085	—	—	119,085
				FHLMC
64,513	—	—	64,513		7.50	03/01/27	68,150	—	—	68,150
				FHLMC
18,581	—	—	18,581		6.50	06/01/29	19,103	—	—	19,103
				FHLMC
3,224,647	—	—	3,224,647		6.50	12/01/29	3,319,090	—	—	3,319,090
				FHLMC
83,052	—	—	83,052		7.50	12/01/30	87,650	—	—	87,650
				FHLMC
75,812	—	—	75,812		7.50	01/01/31	80,009	—	—	80,009
				FHLMC
7,105,794	—	—	7,105,794		6.50	12/01/31	7,313,268	—	—	7,313,268
				FHLMC
103,664	—	—	103,664		6.50	03/01/32	106,351	—	—	106,351
				FHLMC
27,087	—	—	27,087		6.50	04/01/32	27,789	—	—	27,789
				FHLMC
249,104	—	—	249,104		6.50	07/01/32	255,559	—	—	255,559
				FHLMC
15,425,641	—	—	15,425,641		6.50	12/01/32	15,849,525	—	—	15,849,525
				FHLMC
1,131,070	—	—	1,131,070		6.50	04/01/33	1,161,355	—	—	1,161,355
				FHLMC
408,979	—	—	408,979		6.50	06/01/33	419,147	—	—	419,147
				FHLMC
1,926,967	—	—	1,926,967		6.50	08/01/33	1,976,903	—	—	1,976,903
				FHLMC
641,397	—	—	641,397		6.50	10/01/33	657,343	—	—	657,343
				FHLMC
1,430,861	—	—	1,430,861		6.50	11/01/33	1,466,434	—	—	1,466,434
				FHLMC
18,822,065	—	—	18,822,065		6.50	12/01/33	19,290,014	—	—	19,290,014
				FHLMC
636,978	—	—	636,978		6.50	01/01/34	652,814	—	—	652,814
				FHLMC
546,917	—	—	546,917		6.50	03/01/34	560,515	—	—	560,515
				FHLMC
21,807	—	—	21,807		6.50	06/01/34	22,348	—	—	22,348
				FHLMC
10,980,887	—	—	10,980,887		6.50	08/01/34	11,253,431	—	—	11,253,431
				FHLMC(e)
89,000,000	—	—	89,000,000		5.50	TBA-15yr	87,831,875	—		87,831,875

							160,507,547	8,780,616	—	169,288,163

				Federal National Mortgage Association (FNMA) — 17.9%
				FNMA
4,946,991	—	—	4,946,991		6.39	08/01/13	5,110,241	—	—	5,110,241
				FNMA
1,291,922	—	—	1,291,922		7.04	08/01/15	1,453,879	—	—	1,453,879
				FNMA
415,162	—	—	415,162		8.50	10/01/15	442,507	—	—	442,507
				FNMA
20,870	—	—	20,870		7.00	01/01/16	21,661	—	—	21,661
				FNMA
979,030	—	—	979,030		6.00	12/01/16	1,001,003	—	—	1,001,003
				FNMA
11,420,374	—	—	11,420,374		5.00	10/01/17	11,278,033	—	—	11,278,033
				FNMA
70,217,135	—	—	70,217,135		5.00	12/01/17	69,341,967	—	—	69,341,967
				FNMA
1,191,887	—	—	1,191,887		5.00	01/01/18	1,177,031	—	—	1,177,031
				FNMA
347,913	—	—	347,913		4.50	01/01/18	337,104	—	—	337,104
				FNMA
6,035,519	—	—	6,035,519		5.00	02/01/18	5,957,993	—	—	5,957,993
				FNMA
502,750	—	—	502,750		4.50	05/01/18	487,009	—	—	487,009
				FNMA
1,671,143	—	—	1,671,143		4.50	06/01/18	1,618,818	—	—	1,618,818
				FNMA
5,671,121	—	—	5,671,121		4.50	07/01/18	5,493,554	—	—	5,493,554
				FNMA
125,124	—	—	125,124		6.00	08/01/18	127,060	—	—	127,060
				FNMA
7,905,711	—	—	7,905,711		4.50	08/01/18	7,658,264	—	—	7,658,264
				FNMA
1,328,057	—	—	1,328,057		4.50	09/01/18	1,286,475	—	—	1,286,475
				FNMA
13,326,622	—	—	13,326,622		4.50	10/01/18	12,909,628	—	—	12,909,628
				FNMA
673,901	—	—	673,901		4.50	12/01/18	652,801	—	—	652,801
				FNMA
875,999	—	—	875,999		4.50	01/01/19	847,845	—	—	847,845
				FNMA
20,775,808	—	—	20,775,808		4.50	02/01/19	20,106,312	—	—	20,106,312
				FNMA
10,324,555	—	—	10,324,555		4.50	03/01/19	9,991,621	—	—	9,991,621
				FNMA
111,316	—	—	111,316		4.50	04/01/19	107,830	—	—	107,830
				FNMA
429,064	—	—	429,064		4.50	01/01/20	415,630	—	—	415,630
The accompanying notes are an integral part of these pro forma financial statements.

28

					Interest		Maturity
Principal Amount				Description	Rate		Date	Value
GS Core Fixed	FF Intermediate		Combined					GS Core Fixed	FF Intermediate		Combined
Income	Bond	adjustment	Proforma					Income	Bond	adjustment	Proforma

				FNMA
2,852,880	—	—	2,852,880		6.46		12/01/28	$2,914,832	$—	$—	$2,914,832
				FNMA
12,242	—	—	12,242		7.50		03/01/29	12,921	—	—	12,921
				FNMA
17,017	—	—	17,017		7.50		08/01/29	17,960	—	—	17,960
				FNMA
4,434	—	—	4,434		7.50		11/01/29	4,680	—	—	4,680
				FNMA
2,056,954	—	—	2,056,954		6.50		12/01/29	2,118,862	—	—	2,118,862
				FNMA
179,533	—	—	179,533		7.50		12/01/30	188,853	—	—	188,853
				FNMA
67,607	—	—	67,607		6.50		12/01/30	69,413	—	—	69,413
				FNMA
157,366	—	—	157,366		8.00		01/01/31	167,174	—	—	167,174
				FNMA
106,783	—	—	106,783		8.00		02/01/31	113,499	—	—	113,499
				FNMA
1,567,467	—	—	1,567,467		7.00		03/01/31	1,638,159	—	—	1,638,159
				FNMA
11,875,338	—	—	11,875,338		6.50		12/01/31	12,202,807	—	—	12,202,807
				FNMA
13,373,072	—	—	13,373,072		6.50		07/01/32	13,746,287	—	—	13,746,287
				FNMA
694,004	—	—	694,004		6.50		12/01/32	713,142	—	—	713,142
				FNMA
20,688	—	—	20,688		6.50		09/01/33	21,219	—	—	21,219
				FNMA TBA -15yr(e)
110,000,000	—	—	110,000,000		4.50	TBA 15-yr		108,487,500	—	—	108,487,500
				FNMA TBA -15yr(e)
90,200,000	—	—	90,200,000		5.50	TBA 15-yr		87,018,750	—	—	87,018,750

								387,260,324	—	—	387,260,324

				Government National Mortgage Association (GNMA) — 0.0%
				GNMA
—	10,340	—	10,340		9.00		09/15/08	—	10,818	—	10,818
				GNMA
80,158	—	—	80,158		6.50		01/15/28	83,208	—	—	83,208
				GNMA
32,883	—	—	32,883		6.50		02/15/28	34,135	—	—	34,135
				GNMA
37,945	—	—	37,945		6.50		03/15/28	39,389	—	—	39,389

								156,732	10,818	—	167,550

				TOTAL MORTGAGE-BACKED OBLIGATIONS
				(Cost $869,474,130, $8,908,252, $0, and $878,382,382, respectively)				$864,391,058	$8,791,434	$—	$873,182,492

				Agency Debentures — 18.8%
				Federal Farm Credit Bank
—	2,500,000	—	2,500,000		3.25		06/15/07	—	2,446,602	—	2,446,602
				Federal Farm Credit Bank
2,000,000	—	—	2,000,000		3.63		01/04/08	1,957,270	—	—	1,957,270
				Federal Farm Credit Bank
9,000,000	—	—	9,000,000		4.83		12/22/14	8,936,694	—	—	8,936,694
				Federal Farm Credit Bank
—	3,000,000	—	3,000,000		3.15		07/21/08	—	2,882,919	—	2,882,919
				Federal Home Loan Bank
2,000,000	—	—	2,000,000		2.38		02/15/06	1,989,006	—	—	1,989,006
				Federal Home Loan Bank
15,000,000	—	—	15,000,000		2.50		04/11/06	14,880,435	—	—	14,880,435
				Federal Home Loan Bank
10,000,000	—	—	10,000,000		2.75		05/15/06	9,911,980	—	—	9,911,980
				Federal Home Loan Bank
15,000,000	—	—	15,000,000		2.88		05/23/06	14,872,365	—	—	14,872,365
				Federal Home Loan Bank
—	20,000,000	—	20,000,000		4.13		11/15/06	—	19,907,700	—	19,907,700
				Federal Home Loan Bank
—	13,000,000	—	13,000,000		4.88		11/15/06	—	13,035,178	—	13,035,178
				Federal Home Loan Bank
37,000,000	—	—	37,000,000		3.73	(c)	12/13/06	36,985,607		—	36,985,607
				Federal Home Loan Bank
—	11,000,000.00	—	11,000,000		3.38		10/05/07	—	10,743,194	—	10,743,194
				Federal Home Loan Bank
1,500,000	—	—	1,500,000		5.80		09/02/08	1,542,776	—	—	1,542,776
				Federal Home Loan Bank
5,000,000	—	—	5,000,000		5.38	(f)	05/15/09	5,105,694	—	—	5,105,694
				Federal Home Loan Mortgage Corp.
10,000,000	—	—	10,000,000		6.72		06/29/09	10,688,130	—	—	10,688,130
				Federal Home Loan Mortgage Corp.
—	14,500,000	—	14,500,000		2.91		06/16/06	—	14,363,874	—	14,363,874
				Federal Home Loan Mortgage Corp.
—	5,000,000	—	5,000,000		6.70		01/05/07	—	5,117,250	—	5,117,250
				Federal Home Loan Mortgage Corp.
—	2,500,000	—	2,500,000		3.05		01/19/07	—	2,455,000	—	2,455,000
				Federal Home Loan Mortgage Corp.
—	1,950,000	—	1,950,000		3.50		09/15/07	—	1,911,952	—	1,911,952
				Federal Home Loan Mortgage Corp.
—	10,540,000	—	10,540,000		3.65		01/23/08	—	10,322,149	—	10,322,149
				Federal Home Loan Mortgage Corp.
—	4,510,000	—	4,510,000		5.75		03/15/09	—	4,650,198	—	4,650,198
				Federal Home Loan Mortgage Corp.
10,000,000	—	—	10,000,000		6.50		08/14/09	10,586,165	—	—	10,586,165
				Federal Home Loan Mortgage Corp.
2,500,000	—	—	2,500,000		4.00		02/15/11	2,402,560	—	—	2,402,560
				Federal Home Loan Mortgage Corp.
9,595,000	—	—	9,595,000		4.25		11/15/11	9,295,780	—	—	9,295,780
				Federal Home Loan Mortgage Corp.
17,360,000	—	—	17,360,000		4.50		09/14/12	16,951,970	—	—	16,951,970
				Federal Home Loan Mortgage Corp.
—	1,810,000	—	1,810,000		5.13		07/15/12	—	1,836,917	—	1,836,917
				Federal Home Loan Mortgage Corp.
15,000,000	—	—	15,000,000		5.25		06/15/05	15,027,630	—	—	15,027,630
				Federal Home Loan Mortgage Corp.
2,000,000	—	—	2,000,000		6.63		12/15/05	2,130,624	—	—	2,130,624
				Federal Home Loan Mortgage Corp.
17,500,000	—	—	17,500,000		7.00		02/15/06	19,022,608	—	—	19,022,608
				Federal Home Loan Mortgage Corp.
2,214,000	—	—	2,214,000		6.88		04/19/06	2,411,844	—	—	2,411,844
				Federal National Mortgage Association
100,000	—	—	100,000		6.00		12/15/05	100,227	—	—	100,227
				Federal National Mortgage Association
15,000,000	—	—	15,000,000		5.50		02/15/06	15,050,100	—	—	15,050,100
				Federal National Mortgage Association
4,800,000	—	—	4,800,000		2.10		04/19/06	4,750,402	—	—	4,750,402
				Federal National Mortgage Association
—	2,850,000	—	2,850,000		5.75		02/15/08	—	2,916,274	—	2,916,274
				Federal National Mortgage Association
10,000,000	—	—	10,000,000		3.01		06/02/06	9,912,760	—	—	9,912,760
				Federal National Mortgage Association
16,000,000	—	—	16,000,000		3.25		06/28/06	15,875,488	—	—	15,875,488
				Federal National Mortgage Association
19,000,000	—	—	19,000,000		6.16		12/18/07	19,566,390	—	—	19,566,390
				Federal National Mortgage Association
1,000,000	—	—	1,000,000		5.25		01/15/09	1,015,487	—	—	1,015,487
				Federal National Mortgage Association
26,000,000	—	—	26,000,000		4.25		05/15/09	25,638,782	—	—	25,638,782
				Federal National Mortgage Association
2,000,000	—	—	2,000,000		5.50		03/15/11	2,063,121	—	—	2,063,121
				Federal National Mortgage Association
—	5,000,000	—	5,000,000		6.25		02/01/11	—	5,267,905	—	5,267,905
				Federal National Mortgage Association
15,000,000	—	—	15,000,000		3.55		01/12/07	14,813,205	—	—	14,813,205
				Federal National Mortgage Association
—	11,000,000	—	11,000,000		5.63		02/28/12	—	11,027,247	—	11,027,247
				Federal National Mortgage Association
—	4,500,000	—	4,500,000		5.25		08/01/12		4,533,295	—	4,533,295

				TOTAL AGENCY DEBENTURES
				(Cost $296,326,442, $114,405,668, $0, and $410,732,110, respectively)				$293,485,100	$113,417,654	$—	$406,902,754

				Asset-Backed Securities — 5.7%
				Credit Cards — 0.2%
				MBNA Master Credit Card Trust
3,000,000	—	—	3,000,000		7.00		02/15/12	3,226,440	—	—	3,226,440

				Financials — 0.1%
				Small Business Administration
1,121,138	—	—	1,121,138		6.30		06/01/18	1,159,116	—	—	1,159,116

				Home Equity — 5.0%
				Aames Mortgage Trust Series 2000-2, Class A6F
680,751	—	—	680,751		7.18		11/25/28	687,536	—	—	687,536
				Amortizing Residential Collateral Trust Series 2002-BC1M, Class A(c)
2,186,316	—	—	2,186,316		4.32		01/01/32	2,191,576	—	—	2,191,576
				ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
80,605	—	—	80,605		6.97		12/25/13	80,387	—	—	80,387
				Countrywide Asset-Backed Certificates Series 2004-BC5, Class A2(c)
15,000,000	—	—	15,000,000		4.31		10/25/34	15,008,250	—	—	15,008,250
				Countrywide Home Equity Loan Trust Series 2002-E, Class A(c)
4,888,536	—	—	4,888,536		4.23		10/15/28	4,893,922	—	—	4,893,922
				Countrywide Home Equity Loan Trust Series 2003-A, Class A(c)
14,727,800	—	—	14,727,800		4.32		03/15/29	14,766,578	—	—	14,766,578
				Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(c)
5,454,696	—	—	5,454,696		4.19		12/15/29	5,469,127	—	—	5,469,127
				Countrywide Home Equity Loan Trust Series 2004-S, Class 1A(c)
14,725,121	—	—	14,725,121		4.21		02/15/30	14,729,738	—	—	14,729,738
				First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2(c)
13,000,000	—	—	13,000,000		4.32		01/25/35	13,016,250	—	—	13,016,250
				FNMA Series 2005-T2, Class 1A1
10,934,825	—	—	10,934,825		3.71		11/28/35	10,890,430	—	—	10,890,430
				HFC Home Equity Loan Asset Backed Certificates Series 2002-2, Class A(c)
2,872,630	—	—	2,872,630		4.30		04/20/32	2,872,842	—	—	2,872,842
				HFC Home Equity Loan Asset Backed Certificates Series 2002-3, Class A(c)
3,093,993	—	—	3,093,993		4.45		07/20/32	3,095,786	—	—	3,095,786
				Household Home Equity Loan Trust Series 2003-1, Class A(c)
2,882,369	—	—	2,882,369		4.35		10/20/32	2,883,640	—	—	2,883,640
				Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2(c)
4,625,422	—	—	4,625,422		4.38		12/25/34	4,632,651	—	—	4,632,651
				Residential Asset Securities Corp. Series 2004-KS1, Class A2B2(c)
9,533,236	—	—	9,533,236		4.32		02/25/34	9,546,747	—	—	9,546,747
				Residential Capital Corp. (a)
—	4,200,000	—	4,200,000		6.38		06/30/10	—	4,266,125	—	4,266,125

								104,765,460	4,266,125	—	109,031,585

				Manufactured Housing — 0.1%
				Mid-State Trust Series 4, Class A
2,419,653	—	—	2,419,653		8.33		04/01/30	2,539,281	—	—	2,539,281

				Utilities — 0.3%
				Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
6,150,000	—	—	6,150,000		7.03		03/15/12	6,557,560	—	—	6,557,560

				TOTAL ASSET-BACKED SECURITIES
				(Cost $118,155,906, $4,221,321, $0, and $122,377,227, respectively)				$118,247,857	$4,266,125	$—	$122,513,982

The accompanying notes are an integral part of these pro forma financial statements.

29

					Interest		Maturity
Principal Amount				Description	Rate		Date	Value
GS Core Fixed	FF Intermediate		Combined					GS Core Fixed	FF Intermediate		Combined
Income	Bond	adjustment	Proforma					Income	Bond	adjustment	Proforma

				U.S. Treasury Obligations — 14.2%
				United States Treasury Bonds
2,200,000	—	—	2,200,000		8.50		02/15/20	$3,038,134	$—	$—	$3,038,134
				United States Treasury Bonds
1,900,000	—	—	1,900,000		7.13		02/15/23	2,407,737	—	—	2,407,737
				United States Treasury Bonds
4,550,000	—	—	4,550,000		6.88	(e)	08/15/25	5,723,263	—	—	5,723,263
				United States Treasury Inflation Indexed Bond(h)
28,166,445	—	—	28,166,445		1.88		07/15/25	27,880,387	—	—	27,880,387
				United States Treasury Notes
—	14,175,000	—	14,175,000		3.13		09/15/08	—	13,684,418	—	13,684,418
				United States Treasury Notes
—	14,000,000	—	14,000,000		3.00		02/15/09	—	13,387,500	—	13,387,500
				United States Treasury Notes
150,000	—	—	150,000		7.00		07/15/06	152,718	—	—	152,718
				United States Treasury Notes
100,000	—	—	100,000		6.63		05/15/07	1,033,840	—	—	1,033,840
				United States Treasury Notes
2,500,000	—	—	2,500,000		6.13		08/15/07	2,574,120	—	—	2,574,120
				United States Treasury Notes
81,700,000	—	—	81,700,000		3.75		05/15/08	80,408,322	—	—	80,408,322
				United States Treasury Notes
2,000,000	—	—	2,000,000		5.63		05/15/08	2,058,040	—	—	2,058,040
				United States Treasury Notes
1,000,000	—	—	1,000,000		6.50		02/15/10	1,078,400	—	—	1,078,400
				United States Treasury Notes
—	13,500,000	—	13,500,000		4.00		02/15/15	—	12,908,848	—	12,908,848
				United States Treasury Principal-Only Stripped Securities(g)
560,000	—	—	560,000		0.00		05/15/18	308,638	—	—	308,638
				United States Treasury Principal-Only Stripped Securities(g)
16,700,000	—	—	16,700,000		0.00		02/15/19	8,840,479	—	—	8,840,479
				United States Treasury Principal-Only Stripped Securities(g)
64,300,000	—	—	64,300,000		0.00		05/15/20	31,888,298	—	—	31,888,298
				United States Treasury Principal-Only Stripped Securities(g)
150,650,000	—	—	150,650,000		0.00		11/15/21	69,223,677	—	—	69,223,677
				United States Treasury Principal-Only Stripped Securities(g)
32,150,000	—	—	32,150,000		0.00		11/15/22	14,058,874	—	—	14,058,874
				United States Treasury Principal-Only Stripped Securities(g)
30,000,000	—	—	30,000,000		0.00		11/15/24	11,891,460	—	—	11,891,460
				United States Treasury Principal-Only Stripped Securities(g)
12,000,000	—	—	12,000,000		0.00	(f)	02/15/25	4,699,128	—	—	4,699,128

				TOTAL U.S. TREASURY OBLIGATIONS
				(Cost $273,169,795, $40,935,572, $0, and $314,105,367, respectively)				$267,265,515	$39,980,766	$—	$307,246,281

				TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND MONEY MARKET MUTUAL FUNDS
				(Cost $1,852,677,171, $321,095,156, ($3,768,717), and $2,170,003,610, respectively)				$1,837,217,355	$318,111,599	$(3,760,348)	$2,151,568,606

Shares				Description				Value

				Money Market Mutual Funds — 0.1%
				SSgA Prime Money Market Fund
—	1,629,400	—	1,629,400		3.69		06/30/06	—	1,629,400	—	1,629,400
				SSgA Treasury Money Market Fund
—	14	—	14		3.71		06/30/06	—	14	—	14

				TOTAL MONEY MARKET MUTUAL FUNDS
				(Cost $0, $1,629,400, $0, and $1,629,400, respectively)				$—	$1,629,414	$—	$1,629,414

Principal Amount				Interest Rate	Maturity Date			Value

				Repurchase Agreement(i) — 12.3%
				Joint Repurchase Agreement Account II
265,100,000	—	—	265,100,000		4.03%		11/01/2005	$265,100,000	$—	$—	$265,100,000

				Maturity Value $265,129,699
				(Cost $265,100,000, $0, $0 and $265,100,000, respectively)
				Total Investments
				(Cost $2,117,777,171, $322,724,556, ($3,768,717), and $2,436,733,010, respectively) — 111.9%				$2,102,317,355	$319,741,013	$(3,760,348)	$2,418,298,020

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* The principal amount of the security is stated in the currency in which the bond is denominated. See below

Currency Description
GBP = British Pound
EUR = Euro

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institution buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $75,727,810, which represent approximately 3.5% of net assets as of October 31, 2005.
(b) Perpetual Maturity. Maturity date presented represents the next call date.
(c) Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2005.
(d) Represents security with notional or nominal principal amount. The actual effective yield of this security is different that the stated interest rate due to the amortization of related premiums or accretion of discounts.
(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
(f) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h) Treasury Inflation Protected Security — a special type of Treasury note or bond that offers protection from inflation that pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index.
(i) Joint repurchase agreement was entered into on October 31, 2005.

Investment Abbreviations:
LIBOR — London Interbank Offered Rate
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these pro forma financial statements.

30

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At October 31, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency		Value on
Purchase Contracts	Expiration Date	Settlement Date	Current Value	Gain	(Loss)

Australian Dollar	12/21/2005	$34,089,835	$33,361,154	$—	$(728,681)
Canadian Dollar	12/21/2005	23,855,000	23,865,226	10,226	—
	12/21/2005	23,382,000	23,167,140	—	(214,860)
Euro	12/21/2005	24,416,626	24,096,940	—	(319,686)
British Pound	12/21/2005	41,570,000	40,531,051	—	(1,038,949)
Japanese Yen	12/21/2005	17,962,000	17,152,457	—	(809,543)
Norwegian Krone	12/21/2005	11,622,000	11,722,744	100,744	—
	12/21/2005	38,994,448	38,383,122	—	(611,326)
Swedish Krona	12/21/2005	23,763,000	22,853,853	—	(909,147)
Swiss Franc	12/21/2005	35,060,000	34,737,256	—	(322,744)

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$274,714,909	$269,870,943	$110,970	$(4,954,936)

				Unrealized
Open Forward Foreign Currency		Value on
Sale Contracts	Expiration Date	Settlement Date	Current Value	Gain	(Loss)

Australian Dollar	12/21/2005	$23,694,000	$23,234,512	$459,488	$—
Canadian Dollar	12/21/2005	11,993,000	11,885,769	107,231	—
	12/21/2005	11,768,000	11,826,983	—	(58,983)
Euro	11/30/2005	8,589,894	8,603,994	—	(14,100)
	12/21/2005	41,305,000	40,663,653	641,347	—
	12/21/2005	11,627,000	11,692,517	—	(65,517)
British Pound	11/18/2005	2,577,402	2,522,703	54,699	—
	12/21/2005	35,030,397	34,421,455	608,942	—
	12/21/2005	5,822,000	5,885,496	—	(63,496)
Japanese Yen	12/21/2005	40,667,054	39,039,439	1,627,615	—
Norwegian Krone	12/21/2005	11,938,000	11,713,245	224,755	—
Swedish Krona	12/21/2005	53,092,527	51,113,813	1,978,714	—
Swiss Franc	12/21/2005	26,721,618	26,071,231	650,387	—
	12/21/2005	5,813,000	5,868,549	—	(55,549)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$290,638,892	$284,543,359	$6,353,178	$(257,645)

The accompanying notes are an integral part of these proforma financial statements.

31

GOLDMAN SACHS CORE FIXED INCOME FUND
Statement of Investments (continued)
October 31, 2005

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At October 31, 2005, the following futures contacts were open as follows:

	Number of Contracts			Unrealized
Type	Long/(Short)	Settlement Month	Market Value	Gain (Loss)

Eurodollars	(20)	December 2005	$(4,776,000)	$18,182
Eurodollars	(130)	March 2006	(30,961,125)	56,428
Eurodollars	(237)	June 2006	(56,391,188)	242,269
Eurodollars	(186)	September 2006	(44,247,075)	341,143
Eurodollars	67	December 2006	15,939,300	(98,807)
Eurodollars	(150)	March 2007	(35,694,375)	231,990
Eurodollars	40	June 2007	9,517,500	(49,734)
U.S. Treasury Bonds	1,157	December 2005	129,547,844	(4,627,220)
2 Year U.S. Treasury Notes	(741)	December 2005	(152,055,516)	648,200
5 Year U.S. Treasury Notes	(1,427)	December 2005	(151,105,922)	791,489
10 Year U.S. Treasury Notes	(1,307)	December 2005	(141,748,234)	2,510,814

TOTAL			$(461,974,791)	$64,754

SWAP CONTRACTS — At October 31, 2005, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rate Type
	Notional Amount		Payments received	Payments made by	Unrealized Gain
Swap Counterparty	(000s)	Termination Date	by the Fund	the Fund	(Loss)

Banc of America Securities LLC	60,000	02/25/2006	3.43%	3 month LIBOR Floating	(330,053)
Banc of America Securities LLC	113,800	05/05/2008	4.41%	3 month LIBOR Floating	(1,090,329)
Banc of America Securities LLC	281,330	05/05/2008	4.35%	3 month LIBOR Floating	(3,010,034)
Banc of America Securities LLC	72,100	05/06/2008	4.35%	3 month LIBOR Floating	(769,574)
Banc of America Securities LLC	66,700	05/12/2008	4.47%	3 month LIBOR Floating	(566,590)
Banc of America Securities LLC	75,140	06/09/2008	4.00%	3 month LIBOR Floating	(1,288,944)
Banc of America Securities LLC	9,670	06/20/2008	4.30%	3 month LIBOR Floating	(112,335)
Banc of America Securities LLC	31,280	09/26/2008	4.43%	3 month LIBOR Floating	(288,733)
Banc of America Securities LLC	100,000	10/14/2008	3.51%	3 month LIBOR Floating	(3,648,511)
Banc of America Securities LLC	80,000	09/02/2010	4.31%	3 month LIBOR Floating	(2,059,146)
Banc of America Securities LLC	65,000	10/06/2010	4.70%	3 month LIBOR Floating	(626,299)
Banc of America Securities LLC	120,500	05/04/2011	3 month LIBOR Floating	4.53%	2,413,193
Banc of America Securities LLC	48,700	05/05/2011	3 month LIBOR Floating	4.58%	881,699
Banc of America Securities LLC	30,800	05/06/2011	3 month LIBOR Floating	4.54%	610,499
The accompanying notes are an integral part of these proforma financial statements.

32

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

			Rate Type
	Notional Amount		Payments received	Payments made by	Unrealized Gain
Swap Counterparty	(000s)	Termination Date	by the Fund	the fund	(Loss)

Banc of America Securities LLC	28,600	05/10/2011	3 month LIBOR Floating	4.64%	445,039
Banc of America Securities LLC	65,000	04/19/2012	4.55%	3 month LIBOR Floating	(1,499,591)
Banc of America Securities LLC	120,000	09/24/2012	4.52%	3 month LIBOR Floating	(3,182,628)
Banc of America Securities LLC	21,300	05/18/2015	4.68%	3 month LIBOR Floating	(286,627)
Banc of America Securities LLC	11,000	05/25/2015	4.53%	3 month LIBOR Floating	(278,395)
Banc of America Securities LLC	25,000	10/19/2015	4.97%	3 month LIBOR Floating	(190,561)
Banc of America Securities LLC	77,100	06/07/2016	3 month LIBOR Floating	4.36%	4,452,432
Banc of America Securities LLC	10,000	06/20/2016	3 month LIBOR Floating	4.62%	378,804
Banc of America Securities LLC	32,400	09/26/2016	3 month LIBOR Floating	4.70%	1,059,797
Banc of America Securities LLC	20,000	11/12/2019	3 month LIBOR Floating	5.07%	(139,197)
Banc of America Securities LLC	80,000	03/23/2020	3 month LIBOR Floating	5.11%	317,163
Banc of America Securities LLC	9,000	03/30/2035	5.32%	3 month LIBOR Floating	74,510
Banc of America Securities LLC	10,000	04/09/2035	5.27%	3 month LIBOR Floating	(14,026)
Banc of America Securities LLC	29,530	06/09/2036	4.64%	3 month LIBOR Floating	(2,889,295)
Banc of America Securities LLC	3,890	06/20/2036	4.88%	3 month LIBOR Floating	(244,396)
Banc of America Securities LLC	12,640	09/26/2036	4.94%	3 month LIBOR Floating	(685,687)

					$(12,567,815)

The accompanying notes are an integral part of these proforma financial statements.

33

GOLDMAN SACHS CORE FIXED INCOME FUND
Statement of Investments (continued)
October 31, 2005

ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000s)	Interest Rate Paid by the Fund	Termination Date	Unrealized Gain

Purchased Protection:
Salomon Smith Barney, Inc.
iBoxx Core Investment Grade Bond Trust	$84,300	0.45%	12/20/2010	$79,913
Salomon Smith Barney, Inc.
iBoxx Core Investment Grade Bond Trust	$84,700	0.45%	12/20/2010	$69,632

TOTAL				$149,545

The accompanying notes are an integral part of these proforma financial statements.

34

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Core Fixed Income Fund and the First Funds Intermediate Bond Portfolio Fund
October 31, 2005 (Unaudited)

	Core Fixed Income	FF Intermediate			Pro Forma
	Fund	Bond Portfolio	Adjustments		Combined Fund
Assets:
Investments in securities, at value (cost $1,852,677,171, $322,724,570, ($3,768,717), and $2,170,003,610, respectively)	$1,837,217,355	$319,741,013	$(3,760,348)	(b)	$2,153,198,020
Repurchase Agreement	265,100,000	—	—		265,100,000
Cash	46,563,915 (a)	—	—		46,563,915
Foreign currencies, at value (identified cost $8,401)	8,160	—	—		8,160
Receivables:
Investment securities sold, at value	380,506,559	—	3,760,348	(b)	384,266,907
Interest, at value	12,741,082	4,135,761	—		16,876,843
Due from Swap Counterparty	2,000,000	—	—		2,000,000
Fund shares sold	2,472,109	110,373	—		2,582,482
Variation margin	141,202	—	—		141,202
Swap contracts, at value	10,792,684	—	—		10,792,684
Forward foreign currency exchange contracts, at value	6,464,148	—	—		6,464,148
Other assets, at value	16,635	4,794	—		21,429

Total assets	2,564,023,849	323,991,941	—		2,888,015,790

Liabilities:
Due to custodian	563,097	—	—		563,097
Payables:
Investment securities purchased, at value	687,991,732	—	—		687,991,732
Fund shares repurchased	3,173,332	86,011	—		3,259,343
Swap contracts, at value	23,200,951	—	—		23,200,951
Income distribution	2,270,802	1,019,827	—		3,290,629
Amounts owed to affiliates	923,350	—	—		923,350
Forward foreign currency exchange contracts, at value	5,212,581	—	—		5,212,581
Accrued expenses	83,936	309,862	—		393,798

Total liabilities	723,419,781	1,415,700	—		724,835,481

Net Assets:
Paid-in capital	1,856,878,287	324,659,884	—		2,181,538,171
Accumulated undistributed (distribution in excess of) net investment income	(695,234)	870,719	—		175,485
Accumulated net realized loss on investment transactions	10,992,004	29,195	—		11,021,199
Net unrealized gain on investments	(26,570,989)	(2,983,557)	—		(29,554,546)

Net Assets	$1,840,604,068	$322,576,241	$—		$2,163,180,309

Net Assets:
Class A	$658,113,688	$20,373,659	$2,280,810		$680,768,157
Class B	$29,096,390	$354,668	$(354,668)		$29,096,390
Class C	$23,432,268	$1,926,142	$(1,926,142)		$23,432,268
Institutional	$1,098,279,681	$299,921,772	$—		$1,398,201,453
Service	$31,682,041	$—	$—		$31,682,041

Shares Outstanding:
Class A	66,688,471	2,038,847	256,439	(c)	68,983,757
Class B	2,936,875	35,462	(35,462)	(c)	2,936,875
Class C	2,364,093	192,438	(192,438)	(c)	2,364,093
Institutional	110,897,602	29,990,129	304,999	(c)	141,192,730
Service	3,197,687	—	—		3,197,687

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	186,084,728	32,256,876	333,538	(c)	218,675,142

Net Assets Value, offering and redemption price per share:(d)
Class A	$9.87	$9.99	$—		$9.87
Class B	$9.91	$10.00	$—		$9.91
Class C	$9.91	$10.01	$—		$9.91
Institutional	$9.90	$10.00	$—		$9.90
Service	$9.91	$—	$—		$9.91

(a)	Includes restricted cash of $46,563,915 on deposit with the swap counterparty as collateral.

(b)	Adjustment to reflect proceeds on investments that do not meet Core Fixed Income Fund’s investment criteria and are assumed to be sold at 10/31/05.

(c)	Adjustment to reflect reduction of shares based on Core Fixed Income Fund’s NAV.

(d)	Maximum public offering price per share (NAV per share multiplied by 1.0471) for Class A Shares of the Core Fixed Income Fund is $10.33. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these proforma financial statements.

35

Pro Forma Combined Statement of Operations
For the Goldman Sachs Core Fixed Income Fund and the First Funds Intermediate Bond Portfolio
For the twelve months ended October 31, 2005 (Unaudited)

	Core Fixed	FF Intermediate			Pro Forma
	Income Fund	Bond Portfolio	Adjustments		Combined Fund
Investment Income:
Interest	$67,338,837	$4,793,232	$—		$72,132,069

Total income	67,338,837	4,793,232	—		72,132,069
Expenses:
Management fees	6,718,087	1,668,185	(297,490)	(a)	8,088,782
Administrative fees	—	291,491	(291,491)	(b)	—
Co-Administrative fees	—	394,370	(394,370)	(b)	—
Distribution & Service fees	2,064,913	74,854	(18,692)	(c)	2,121,075
Transfer Agent fees	1,594,875	133,181	(96,132)	(c)	1,631,924
Custody and accounting fees	321,901	126,463	(93,463)	(c)	354,901
Registration fees	85,616	41,367	(26,983)	(c)	100,000
Service share fees	146,994	—	—		146,994
Printing fees	60,088	60,000	(60,088)	(c)	60,000
Audit fees	76,389	26,275	(65,352)	(c)	37,312
Legal fees	18,078	28,206	(21,284)	(c)	25,000
Trustee fees	11,835	41,280	(38,764)	(c)	14,351
Other	90,941	42,236	(33,140)	(c)	100,037

Total expenses	11,189,717	2,927,908	(1,437,249)		12,680,376
Less — expense reductions	(131,954)	(644,938)	363,573	(d)	(413,319)

Net Expenses	11,057,763	2,282,970	(1,073,676)		12,267,057

Net Investment Income	56,281,074	2,510,262	1,073,676		59,865,012

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain from:
Investment transactions	15,852,624	98,640	(8,370)	(e)	15,942,894
Futures transactions	6,023,479	—	—		6,023,479
Swap contracts	1,610,061	—	—		1,610,061
Foreign currency related transactions	827,243	—	—		827,243
Net change in unrealized gain (loss) on:
Investments	(43,596,754)	(12,631,116)	8,370	(e)	(56,219,500)
Futures	(3,099,144)	—	—		(3,099,144)
Swap contracts	(12,632,793)	—	—		(12,632,793)
Translation of assets and liabilities denominated in foreign currencies	1,264,285	—	—		1,264,285

Net realized and unrealized gain (loss) on investment and futures transactions	(33,750,999)	(12,532,476)	—		(46,283,475)

Net Increase in Net Assets Resulting from Operations	$22,530,075	$(10,022,214)	$1,073,676		$13,581,537

(a)	Adjustment to reduce management fee based on Core Fixed Income Fund rates.

(b)	Adjustment to eliminate Administrative and Co-Administrative fees.

(c)	Adjustment to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(d)	Adjustment to reflect decrease in expense reduction based on Core Fixed Income Fund current expense cap and waivers.

(e)	Adjustment to reflect gains on investment that does not meet Core Fixed Income Fund’s investment criteria and is assumed to be sold at 10/31/05.
The accompanying notes are an integral part of these proforma financial statements.

36

GOLDMAN SACHS TRUST CORE FIXED INCOME FUND
Notes to Pro Forma Financial Statements
October 31, 2005 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “GS Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The GS Trust includes the Goldman Sachs Core Fixed Income Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares—Class A, Class B, Class C, Institutional and Service. Class A shares charge a maximum initial sales charge of 4.50%. The assumed contingent deferred sales charge for Class B Shares is 5.00% maximum declining to zero after six years. The Class C shares has a contingent deferred sales charge of 1.00% during the first twelve months. Institutional and Service shares are not subject to a sales charge. Such sales loads are paid directly to Goldman, Sachs & Co. (“Goldman Sachs”) as distributor of the Fund.
First Funds (the “First Funds Trust”) is registered under the Act as an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992, as amended and restated on June 26, 2003. The First Funds Trust currently has seven active investment portfolios, including the Intermediate Bond Portfolio (the “Portfolio”) which offers four classes of shares—Classes I, A, B, and C.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations (“pro forma statements”) reflect the accounts of the Fund and the Portfolio as if the proposed reorganization occurred as of and for the twelve months ended October 31, 2005. Certain securities held by the Portfolio that do not meet the investment criteria or investment percentages may be sold prior to or after the reorganization. Classes A, B, and C of the Portfolio will be merging into Class A of the Fund and Class I of the Portfolio will be merging into the Institutional Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the period presented.
The Fund will be the accounting survivor for financial reporting purposes. The Agreement and Plan of reorganization provide for a tax-free acquisition of the Portfolio into the Fund. The acquisition is expected to be completed in March 2006.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of the Portfolio will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of the Portfolio. Immediately thereafter, shares of the Fund will be distributed to the shareholders of the Portfolio. The Portfolio will be subsequently dissolved.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on October 31, 2005 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the October 31, 2005 net assets of the Portfolio and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A		Institutional
Shares Issued	2,295,286		30,295,128
Net Assets 10/31/2005	$22,654,469	[1]	$299,921,772	[2]
Pro Forma Net Asset Value 10/31/2005	$9.87		$9.90

1. Reflects Classes A, B and C of the Portfolio.
2. Reflects Class I of the Portfolio.
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

37

A. Investment Valuation — Investments in securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates value. Portfolio securities for which market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the GS Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued (net of foreign withholding taxes which are reduced by any amounts reclaimable by the Fund, where applicable), premium amortized and discount accreted. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses of the Fund are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
Certain mortgage security paydown gains and losses are recorded as interest income (loss) and included in interest income in the accompanying Statements of Operations. Original issue discounts (OID) on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. Market discounts and market premiums on debt securities are amortized to interest income over the expected life of the security with a corresponding adjustment in the cost basis of that security.
Pursuant to applicable law and procedures adopted by the GS Trust’s Board of Trustees, securities transactions in portfolio securities (including futures transactions) may be effected from time to time through Goldman, Sachs & Co. (“Goldman Sachs”) or an affiliate. In order for Goldman Sachs or an affiliate, acting as agent, to effect securities or futures transactions for a Fund, the commissions, fees or other remuneration received by Goldman Sachs or an affiliate must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities or futures contracts.
C. Expenses — Expenses incurred by the GS Trust that do not specifically relate to an individual Fund of the GS Trust are allocated to the Fund on a straight-line or pro rata basis depending upon the nature of the expense.
Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly and capital gains distributions, if any, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in-capital.
The Fund had no capital loss carryforwards as of its most recent fiscal year ended October 31, 2005.
E. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and the sale and holdings of investments; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are segregated in the Statements of Operations from the effects of changes in market prices of those

38

securities and derivative instruments and are included as increases and decreases in unrealized gain/loss on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain/loss on foreign currency related transactions.
F. Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security, and a separate transaction involving a sale.
G. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets, on the books of their custodian, with a current value equal to or greater than the market value of the corresponding transactions.
H. Forward Sales Contracts — The Fund may enter into forward security sales of mortgage-backed securities in which the Fund sells securities in the current month for delivery of securities, defined by pool-stipulated characteristics, on a specified future date. The value of the contract is recorded as a liability on the Fund’s records with the difference between its market value and cash proceeds received being recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.
I. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
J. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.
The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
K. Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.
The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable

39

relating to open swaps contract. Net amounts received or paid on the swap contracts, including terminated swaps, are recorded as realized gains or losses.
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The Fund may also enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap (“buy contract”). During the period the Fund enters into a buy contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to deliver to the counterparty the principal amount of the referenced obligation of the swap and will, concurrently, receive an agreed upon value.
The Fund may also provide or sell credit protection on the referenced obligation of a credit default swap (“sale contract”). During the period the Fund enters into a sale contract, the Fund is required, upon the occurrence of a credit event, as defined in the swap agreement, to pay the notional amount of the swap to the counterparty, which generally equals the face value of the referenced obligation and, concurrently, will receive the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“maximum payout amount”).
During the term of the credit default swap agreement, the Fund receives (makes) periodic payments from (to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. On a daily basis, these amounts are accrued and recorded as unrealized gains (losses) on swap contract transactions on the Statements of Assets and Liabilities. The receipt or delivery of these payments are recorded as realized gains (losses) on swap contracts on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a buy contract and no credit event occurs its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received, may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.
L. Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2005, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.
M. Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income on the Statement of Operations. TIPS are backed by the full faith and credit of the U.S. Government.
O. Securities purchased on a when-issued or delayed-delivery basis — The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Fund to greater risk that such transactions may not be consummated.
5. AGREEMENTS
GSAM, an affiliate of Goldman Sachs serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the GS Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.
At a meeting held on June 16, 2005, the Board of Trustees of the GS Trust approved a fee reduction commitment for the Fund which will be effective on a contractual basis in 2006. Effective July 1, 2005, GSAM implemented the fee reduction commitment on a voluntary basis which results in the following Management fee rates:

40

Average Daily Net Assets	Annual Rate

First $1 Billion	0.40%
Next $1 Billion	0.36%
Over $2 Billion	0.34%
GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Distribution and Service fees, Transfer Agency fees, Service Share fees, Account Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.104% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the twelve months ended October 31, 2005, GSAM made no reimbursements to the Fund.
Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the twelve months ended October 31, 2005, Goldman Sachs advised the Fund that it retained approximately $208,700 for Class A sales loads and $100 for Class C contingent deferred sales charges.
Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Effective July 1, 2005, fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.16% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service shares of the Fund.
The GS Trust, on behalf of the Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75% and 0.75% the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B or Class C Shares.
The GS Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for the Service Shares. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
For the twelve months ended October 31, 2005, GSAM and the distributor have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction of the Fund’s expenses. For the twelve months ended October 31, 2005, the Fund had an expense reduction of approximately $15,000 due to a Custody Fee Reduction.
At October 31, 2005, amounts owed to affiliates were approximately $601,000, $1,000, and $4,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.

41

GOLDMAN SACHS TRUST
FORM N-14
PART C — OTHER INFORMATION
Item 15.Indemnification
     Article IV of the Agreement and Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (1)(a).
     The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Management Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreement. The Management Agreements are incorporated herein by reference to Exhibits 6(a) through (6)(g).
     Section 9 of the Distribution Agreement between the Registrant and Goldman, Sachs & Co. dated April 30, 1997, as amended October 30, 2003 and Section 7 of the Transfer Agency Agreements between the Registrant and Goldman, Sachs & Co. dated July 15, 1991, May 1, 1988, April 30, 1997 and April 6, 1990 each provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. The Distribution Agreement is incorporated herein by reference as Exhibit (7). The Transfer Agency Agreements are incorporated herein by reference as Exhibits (13)(c), (13)(d), (13)(e), and (13)(f), respectively.
     Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Trust for Credit Unions, Goldman Sachs Variable Insurance Trust and The Commerce Funds insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Item 16. Exhibits
     The following exhibits relating to Goldman Sachs Trust are incorporated herein by reference to Post-Effective Amendment No. 26 to Goldman Sachs Trust’s Registration Statement on Form N-1A (Accession No. 000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931); to Post-

Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950130-97-000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950130-97-0001846); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950130-97-004495); to Post-Effective Amendment No. 41 to such Registration Statement (Accession No 0000950130-98-000676); to Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950130-98-000965); to Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950130-98-002160); to Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950130-98-003563); to Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950130-98-004845); to Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950109-98-005275); to Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950130-98-006081); to Post-Effective Amendment No. 51 to such Registration Statement (Accession No. 0000950130-99-000178); to Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0000950130-99-000742); to Post-Effective Amendment No. 53 to such Registration Statement (Accession No. 0000950130-99-001069); to Post-Effective Amendment No. 54 to such Registration Statement (Accession No. 0000950130-99-002212); to Post-Effective Amendment No. 55 to such Registration Statement (Accession No. 0000950109-99-002544); to Post-Effective Amendment No. 56 to such Registration Statement (Accession No. 0000950130-99-005294); to Post-Effective Amendment No. 57 to such Registration Statement (Accession No. 0000950109-99-003474); to Post-Effective Amendment No. 58 to such Registration Statement (Accession No. 0000950109-99-004208); to Post-Effective Amendment No. 59 to such Registration Statement (Accession No. 0000950130-99-006810); to Post-Effective Amendment No. 60 to such Registration Statement (Accession No. 0000950109-99-004538) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 61 to such Registration Statement (Accession No. 0000950130-00-000099) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 62 to such Registration Statement (Accession No. 0000950109-00-000585); to Post-Effective Amendment No. 63 to such Registration Statement (Accession No. 0000950109-00-001365); to Post-Effective Amendment No. 64 to such Registration Statement (Accession No. 0000950130-00-002072); to Post-Effective Amendment No. 65 to such Registration Statement (Accession No. 0000950130-00-002509); to Post-Effective Amendment No. 66 to such Registration Statement (Accession No. 0000950130-00-003033); to Post-Effective Amendment No. 67 to such Registration Statement (Accession No. 0000950130-00-003405); to Post-Effective Amendment No. 68 to such Registration Statement (Accession No. 0000950109-00-500123); to Post-Effective Amendment No. 69 to such Registration Statement (Accession No. 0000950109-00-500156); to Post-Effective Amendment No. 70 to such Registration Statement (Accession No. 0000950109-01-000419); to Post-Effective Amendment No. 71 to such Registration Statement (Accession No. 0000950109-01-500094); to Post-Effective Amendment No. 72 to such Registration Statement (Accession No. 0000950109-01-500540); to Post-Effective Amendment No. 73 to such Registration Statement (Accession No. 0000950123-01-509514); to Post-Effective Amendment No. 74 to such Registration Statement (Accession No. 0000950123-02-002026); to Post-Effective Amendment No. 75 to such Registration Statement (Accession No. 0000950123-02-003780); to Post-Effective Amendment No. 76 to such Registration Statement (Accession No. 0000950123-02-006143); to Post-Effective Amendment No. 77 to such Registration Statement (Accession

No. 0000950123-02-006151); to Post-Effective Amendment No. 78 to such Registration Statement (Accession No. 0000950123-02-007177); to Post-Effective Amendment No. 79 to such Registration Statement (Accession No. 0000950123-02-011711); to Post-Effective Amendment No. 80 to such Registration Statement (Accession No. 0000950123-02-011988); to Post-Effective Amendment No. 81 to such Registration Statement (Accession No. 0000950123-03-001754); to Post-Effective Amendment No. 82 to such Registration Statement (Accession No. 0000950123-03-004262); to Post-Effective Amendment No. 83 to such Registration Statement (Accession No. 0000950123-03-007054); to Post-Effective Amendment No. 84 to such Registration Statement (Accession No. 0000950123-03-009618); to Post-Effective Amendment No. 85 to such Registration Statement (Accession No. 0000950123-03-013727); to Post-Effective Amendment No. 86 to such Registration Statement (Accession No. 0000950123-04-002212); to Post-Effective Amendment No. 87 to such Registration Statement (Accession No. 0000950123-04-003073); to the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds (“Acquisition”) (Accession No. 0000950123-04-008643); to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-04-004668) to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-04-015178); to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-007490) to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-011442); to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-014459) and to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-015341).
(1)	(a) Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950130-97-000573).
(b)	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997. (Accession No. 0000950130-97-004495).

(c)	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-97-004495).

(d)	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

(e)	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

(f)	Amendment No. 5 dated April 23, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

(g)	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

(h)	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-006081).

(i)	Amendment No. 8 dated January 22, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-000742).

(j)	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-99-002544).

(k)	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(l)	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(m)	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-004208).

(n)	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-00-000585).

(o)	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-00-002509).

(p)	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust, as amended, dated January 28, 1997. (Accession No. 0000950109-00-500123).

(q)	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950109-01-500540).

(r)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-01-509514).

(s)	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(t)	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(u)	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(v)	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-03-001754).

(w)	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

(x)	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

(y)	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-008643).

(z)	Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-015178).

(aa)	Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-015178).

(bb)	Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-007490).

(cc)	Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

(dd)	Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

(ee)	Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

(ff)	Amendment No. 32 dated December 31, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-015341).
(2)	(a) Amended and Restated By-laws of the Delaware business trust dated January 28, 1997. (Accession No. 0000950130-97-000573).
(b)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated July 27, 1999. (Accession No. 0000950130-99-005294).

(c)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-02-011711).

	(d)	Amendment to Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-04-015178).

	(e)	Amendment No. 1 dated November 4, 2004 to Amended and Restated By-Laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-04-007490).

(3)	Not Applicable

(4)	Agreement and Plan of Reorganization dated December 12, 2005 is incorporated herein by reference to Appendix A to the Combined Proxy Statement/Prospectus.

(5)	Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (1)(a) and Article III of the Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (2)(c).

(6)	(a)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

	(b)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Adjustable Rate Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

	(c)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(d)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(e)	Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs — Institutional Liquid Assets, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(f)	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman, Sachs Asset Management International. (Accession No. 0000950109-98-005275).

(g)	Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(h)	Amended Annex A to Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management (Conservative Strategy Portfolio) (Accession No. 0000950130-99-000742).

(i)	Amended Annex A dated April 28, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-99-002544).

(j)	Amended Annex A dated July 27, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-005294).

(k)	Amended Annex A dated October 26, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-004208).

(l)	Amended Annex A dated February 3, 2000 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-00-001365).

(m)	Amended Annex A dated April 26, 2000 to Management Agreement dated April 30, 1997 (Accession No. 0000950130-00-002509).

(n)	Amended Annex A dated January 30, 2001 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-01-500094).

(o)	Amended Annex A dated April 25, 2001 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-01-509514).

(p)	Amended Annex A dated August 1, 2002 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-02-011711).

(q)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Short-Duration Tax-Free Fund). (Accession No. 0000950123-03-007054).

(r)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Money Market Funds). (Accession No. 0000950123-03-007054).

(s)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the

Goldman Sachs Fixed Income, Equity, Specialty and Money Market Funds). (Accession No. 0000950123-03-007054).

(t)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Core Fixed Income Fund). (Accession No. 0000950123-03-007054).

(u)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Asset Allocation Funds). (Accession No. 0000950123-03-007054).

(v)	Amended Annex A dated July 31, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-009618).

(w)	Amended Annex A dated October 30, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-013727).

(x)	Amended Annex A dated November 2, 2005 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-05-014459).

(y)	Fee Reduction Commitment dated January 1, 2005 among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Trust relating to the Capital Growth, CORE Large Cap Growth, CORE U.S. Equity and International Growth Opportunities Funds. (Accession No. 0000950123-04-007490).

(z)	Fee Reduction Commitment dated February 25, 2005 among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Trust relating to the Government Income and Global Income and Funds. (Accession No. 0000950123-04-007490).

(aa)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the CORE Tax-Managed Equity Fund. (Accession No. 0000950123-04-007490).

(bb)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Aggressive Growth Strategy, Balanced Strategy, Growth and Income Strategy and Growth Strategy Portfolios. (Accession No. 0000950123-04-007490).
(7)	Distribution Agreement dated April 30, 1997, as amended October 30, 2003. (Accession No. 0000950123-03-013727).

(8)	Not applicable.

(9)	(a)	Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company. (Accession No. 0000950130-95-002856).
(b)	Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, filed as Exhibit 8(a). (Accession No. 0000950130-98-000965).

(c)	Letter Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(b). (Accession No. 0000950130-98-000965).

(d)	Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit 9(b). (Accession No. 0000950130-98-000965).

(e)	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495).

(f)	Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges under the Custodian Agreement, filed as Exhibit 8(d). (Accession No. 0000950130-98-000965).

(g)	Letter Agreement dated March 29, 1983 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(f). (Accession No. 0000950130-98-000965).

(h)	Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g). (Accession No. 0000950130-98-000965).

(i)	Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h). (Accession No. 0000950130-98-000965).

(j)	Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i). (Accession No. 0000950130-98-000965).

(k)	Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(l)	Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges. (Accession No. 0000950130-98-000965).

(m)	Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(n)	Letter Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Security Pacific National Bank as its subcustodian and certain other matters. (Accession No. 0000950130-98-000965).

(o)	Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(p)	Amendment dated December 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(q)	Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund. (Accession No. 0000950130-98-006081).

(r)	Sub-Custodian Agreement dated March 29, 1983 between State Street Bank and Trust Company and Bank of America, National Trust and Savings Association on behalf of Goldman Sachs Institutional Liquid Assets. (Accession No. 0000950130-98-006081).

(s)	Fee schedule dated January 8, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Conservative Strategy Portfolio). (Accession No. 0000950130-99-000742).

(t)	Fee schedule dated April 12, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Strategic Growth and Growth Opportunities Portfolios). (Accession No. 0000950109-99-002544).

(u)	Fee schedule dated July 19, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Internet Tollkeeper Fund). (Accession No. 0000950130-99-005294).

(v)	Fee schedule dated October 1, 1999 relating to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Large Cap Value Fund). (Accession No. 0000950130-99-006810).

(w)	Fee schedule dated January 12, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (CORE Tax-Managed Equity Fund). (Accession No. 0000950109-00-000585).

(x)	Fee schedule dated January 6, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (High Yield Municipal Fund). (Accession No. 0000950109-00-000585).

(y)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Research Select Fund). (Accession No. 0000950130-00-002509).

(z)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Enhanced Income Fund). (Accession No. 0000950130-00-002509).

(aa)	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950109-00-000585).

(bb)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated December 27, 1978. (Accession No. 0000950109-00-000585).

(cc)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated April 6, 1990. (Accession No. 0000950109-00-000585).

(dd)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated July 15, 1991. (Accession No. 0000950109-00-000585).

(ee)	Letter Agreement dated January 29, 2001 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Global Consumer Growth Fund, Global Financial Services Fund, Global Health Sciences Fund, Global Infrastructure and Resources Fund and Global Technology Fund). (Accession No. 0000950109-01-500540).

(ff)	Amendment dated July 2, 2001 to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(gg)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(hh)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(ii)	Form of amendment to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(jj)	Amendment to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

(kk)	Amendment to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

(ll)	Letter Amendment dated May 15, 2002 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950123-02-011711).

(10)	(a)	Class A Distribution and Service Plan amended and restated as of May 5, 2004 (Accession No. 0000950123-04-015178).
(b)	Class B Distribution and Service Plan amended and restated as of February 4, 2004 (Accession No. 0000950123-04-002212).

(c)	Class C Distribution and Service Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(d)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(e)	Revised plan dated October 30, 2003 entered into by Registrant pursuant to Rule 18f-3. (Accession No. 0000950123-03-013727).
(11)	Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable is filed herewith.

(12)	Form of opinion of counsel regarding federal income tax consequences of the reorganization is filed herewith. Final signed opinion will be filed by post-effective amendment pursuant to an undertaking.

(13)	(a) Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company. (Accession No. 0000950130-98-000965).
(b)	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company. (Accession No. 0000950130-98-000965).

(c)	Transfer Agency Agreement dated July 15, 1991 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-95-002856).

(d)	Transfer Agency Agreement dated May 1, 1988 between Goldman Sachs Institutional Liquid Assets and Goldman, Sachs & Co. (Accession No. 0000950130-98-006081).

(e)	Transfer Agency Agreement dated April 30, 1997 between Registrant and Goldman, Sachs & Co. on behalf of the Financial Square Funds. (Accession No. 0000950130-98-006081).

(f)	Transfer Agency Agreement dated April 6, 1990 between GS-Capital Growth Fund, Inc. and Goldman Sachs & Co. (Accession No. 0000950130-98-006081).

(g)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds. (Accession No. 0000950130-98-006081).

(h)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs — Institutional Liquid Assets Portfolios. (Accession No. 0000950130-98-006081).

(i)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds. (Accession No. 0000950130-98-006081).

(j)	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of all Funds other than ILA and FST money market funds. (Accession No. 0000950109-01-500540).

(k)	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the ILA portfolios. (Accession No. 0000950109-01-500540).

(l)	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Select Class, the Preferred Class, the Administration Class, the Service Class and the Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Institutional Liquid Assets Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Asset Allocation Portfolios. (Accession No. 0000950109-01-500540).

(m)	Form of fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the Cash Portfolio (Accession No. 0000950123-01-509514).

(n)	Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Institutional Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(o)	Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(p)	Goldman Sachs Institutional Liquid Assets Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(q)	Goldman Sachs Cash Management Shares Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(r)	Goldman Sachs FST Select Class Select Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(s)	Goldman Sachs FST Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(t)	Goldman Sachs FST Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(u)	Goldman Sachs Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(v)	Goldman Sachs Institutional Liquid Assets Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(w)	Goldman Sachs Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(x)	Goldman Sachs Cash Portfolio Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(y)	Goldman Sachs Cash Portfolio Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(z)	Goldman Sachs FST Capital Administration Class Capital Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(aa)	Goldman Sachs Account Service Plan for Institutional Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

	(bb)	Goldman Sachs Account Service Plan for Class A Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

	(cc)	Goldman Sachs FST Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(14)	(a)	Consent of Ernst & Young LLP is filed herewith.

	(b)	Consent of PricewaterhouseCoopers LLP is filed herewith.

	(c)	Consent of Deloitte & Touche LLP is filed herewith.

(15)	Not Applicable

(16)	(a)	Certificate of Secretary is filed herewith.

	(b)	Powers of Attorney is filed herewith.

(17)	(a)	Form of Proxy Card is filed herewith.

	(b)	Prospectus dated December 29, 2005 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, and Goldman Sachs Structured Small Cap Equity Fund.

	(c)	Prospectus dated December 29, 2005 with respect to Institutional Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, and Goldman Sachs Structured Small Cap Equity Fund is filed herewith.

	(d)	Prospectus dated February 25, 2005 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund is filed herewith.

	(e)	Prospectus dated February 25, 2005 with respect to Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S.

Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund is filed herewith.

(f)	Supplement dated May 4, 2005 to the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares Prospectuses dated February 25, 2005 with respect to the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund is filed herewith.

(g)	Prospectus dated April 29, 2005 with respect to the FST Administration Shares of the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund is filed herewith.

(h)	Prospectus dated April 29, 2005 with respect to FST Shares of the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund is filed herewith.

(i)	Supplement dated January 3, 2006 and Prospectus dated January 3, 2006 with respect to the Class A shares and Class C Shares of the Goldman Sachs Tennessee Municipal Fund is filed herewith.

(j)	Prospectus dated January 3, 2006 with respect to the Institutional Shares of the Goldman Sachs Tennessee Municipal Fund is filed herewith.

(k)	Statement of Additional Information dated December 29, 2005, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Capital Growth Fund,

Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund, Goldman Sachs Research Select FundSM and Goldman Sachs Concentrated Growth Fund is filed herewith.

(l)	Statement of Additional Information dated February 25, 2005, as amended September 7, 2005, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares, Institutional Shares, Administration Shares, and Separate Account Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund is filed herewith.

(m)	Statement of Additional Information dated April 29, 2005, as amended August 12, 2005, with respect to (i) ILA Shares, ILA Administration Shares, ILA Service Shares and ILA Cash Management Shares of: ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Treasury Obligations Portfolio, ILA Treasury Instruments Portfolio, ILA Government Portfolio, ILA Federal Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio; (ii) ILA Class B and Class C Shares of ILA Prime Obligations Portfolio; and (iii) FST Shares, FST Service Shares, FST Administration Shares, FST Preferred Shares, FST Select Shares and FST Capital Shares of: Goldman Sachs — Financial Square Prime Obligations Fund, Goldman Sachs — Financial Square Money Market Fund, Goldman Sachs — Financial Square Treasury Obligations Fund, Goldman Sachs — Financial Square Treasury Instruments Fund, Goldman Sachs — Financial Square Government Fund, Goldman Sachs — Financial Square Federal Fund, and Goldman Sachs - Financial Square Tax-Free Money Market Fund is filed herewith.

(n)	Supplement dated January 3, 2006 and Statement of Additional Information dated January 3, 2006 with respect to the Class A Shares, Class C Shares, and Institutional Shares of the Goldman Sachs Tennessee Municipal Fund.

(o)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2005 with respect to the Goldman Sachs CORESM U.S.

Equity Fund, Goldman Sachs CORESM Large Cap Growth Fund, Goldman Sachs CORESM Small Cap Equity Fund, Goldman Sachs CORESM Large Cap Value Fund, and Goldman Sachs CORESM International Equity Fund is filed herewith.

(p)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2005 with respect to the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Investment Grade Credit Fund is filed herewith.

(q)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2004 with respect to the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund is filed herewith.

(r)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2005 with respect to the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund is filed herewith.

(s)	Prospectus dated October 28, 2005 with respect to 1) Class A Shares, Class B Shares, Class C Shares, and Class I Shares of the Core Equity Portfolio, Capital Appreciation Portfolio, Intermediate Bond Portfolio, Tennessee Tax-Free Portfolio, and Cash Reserve Portfolio of First Funds; and 2) Class A Shares, Class C Shares, and Class I Shares of the U.S. Government Money Market Portfolio and Municipal Money Market Portfolio of First Funds is filed herewith.

(t)	Statement of Additional Information dated October 28, 2005 with respect to the Core Equity Portfolio, Capital Appreciation Portfolio, Intermediate

Bond Portfolio, Tennessee Tax-Free Portfolio, U.S. Government Money Market Portfolio, Municipal Money Market Portfolio, and Cash Reserve Portfolio of First Funds is filed herewith.

(u)	First Funds Annual Report to Shareholders for the fiscal year ended June 30, 2005 with respect to the First Funds Core Equity Portfolio, First Funds Capital Appreciation Portfolio, First Funds Intermediate Bond Portfolio, First Funds Tennessee Tax-Free Portfolio, First Funds U.S. Government Money Market Portfolio, First Funds Municipal Money Market Portfolio, and First Funds Cash Reserve Portfolio is filed herewith.
Item 17. Undertakings
(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES
     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and State of New York, on the 3rd of January, 2006.
GOLDMAN SACHS TRUST

Registrant
By: /s/ Howard B. Surloff
Howard B. Surloff

Secretary
     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated:

Name	Title	Date
[1]Kaysie P. Uniacke Kaysie P. Uniacke	President (Chief Executive Officer) and Trustee	January 3, 2006

[1]John M. Perlowski John M. Perlowski	Treasurer (Principal Accounting Officer and Principal Financial Officer)	January 3, 2006

[1]Ashok N. Bakhru	Chairman and Trustee	January 3, 2006

Ashok N. Bakhru

[1]John P. Coblentz, Jr.	Trustee	January 3, 2006

John P. Coblentz, Jr.

[1]Patrick T. Harker	Trustee	January 3, 2006

Patrick T. Harker

[1]Mary Patterson McPherson	Trustee	January 3, 2006

Mary Patterson McPherson

[1] Alan A. Shuch	Trustee	January 3, 2006

Alan A. Shuch

[1] Wilma J. Smelcer	Trustee	January 3, 2006

Wilma J. Smelcer

[1] Richard P. Strubel	Trustee	January 3, 2006

Richard P. Strubel

1By: /s/ Howard B. Surloff

Howard B. Surloff,
Attorney-In-Fact

[1]	Pursuant to a power of attorney incorporated herein by reference.

EXHIBIT INDEX
Exhibit 4 Agreement and Plan of Reorganization dated December 22, is filed immediately after the Proxy/Prospectus as Appendix A.
Exhibit 11 Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable.
Exhibit 12 Form of opinion of counsel regarding federal income tax consequences of reorganization.
Exhibit 14(a)Consent of Ernst & Young LLP.
Exhibit 14(b) Consent of PricewaterhouseCoopers LLP.
Exhibit 14(c) Consent of Deloitte & Touche LLP.
Exhibit 16(a) Certificate of Secretary.
Exhibit 16(b) Powers of Attorney.
Exhibit 17(a) Form of Proxy Card.
Exhibit 17(b) Prospectus dated December 29, 2005 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, and Goldman Sachs Structured Small Cap Equity Fund. (The Goldman Sachs Structured Fund were previously named Goldman Sachs CORE Fund)
Exhibit 17(c) Prospectus dated December 29, 2005 with respect to Institutional Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, and Goldman Sachs Structured Small Cap Equity Fund.
Exhibit 17(d) Prospectus dated February 25, 2005 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund.
Exhibit 17(e) Prospectus dated February 25, 2005 with respect to Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income

Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund.
Exhibit 17(f) Supplement dated May 4, 2005 to the Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares Prospectuses dated February 25, 2005 with respect to the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short-Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund.
Exhibit 17(g) Prospectus dated April 29, 2005 with respect to the FST Administration Shares of the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund.
Exhibit 17(h) Prospectus dated April 29, 2005 with respect to FST Shares of the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund.
Exhibit 17(i) Prospectus dated January 3, 2006 with respect to the Class A Shares and Class C Shares of the Goldman Sachs Tennessee Municipal Fund.
Exhibit 17(j) Prospectus dated January 3, 2006 with respect to the Institutional Shares of the Goldman Sachs Tennessee Municipal Fund.
Exhibit 17(k) Statement of Additional Information dated December 29, 2005, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs

Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund, Goldman Sachs Research Select FundSM and Goldman Sachs Concentrated Growth Fund.
Exhibit 17(l) Statement of Additional Information dated February 25, 2005, as amended September 7, 2005, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares, Institutional Shares, Administration Shares, and Separate Account Institutional Shares of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Short Duration Tax Free Fund, Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Global Income Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs High Yield Fund, and Goldman Sachs Emerging Markets Debt Fund.
Exhibit 17(m) Statement of Additional Information dated April 29, 2005, as amended August 12, 2005, with respect to (i) ILA Shares, ILA Administration Shares, ILA Service Shares and ILA Cash Management Shares of: ILA Prime Obligations Portfolio, ILA Money Market Portfolio, ILA Treasury Obligations Portfolio, ILA Treasury Instruments Portfolio, ILA Government Portfolio, ILA Federal Portfolio, ILA Tax-Exempt Diversified Portfolio, ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio; (ii) ILA Class B and Class C Shares of ILA Prime Obligations Portfolio; and (iii) FST Shares, FST Service Shares, FST Administration Shares, FST Preferred Shares, FST Select Shares and FST Capital Shares of: Goldman Sachs — Financial Square Prime Obligations Fund, Goldman Sachs — Financial Square Money Market Fund, Goldman Sachs — Financial Square Treasury Obligations Fund, Goldman Sachs — Financial Square Treasury Instruments Fund, Goldman Sachs — Financial Square Government Fund, Goldman Sachs — Financial Square Federal Fund, and Goldman Sachs — Financial Square Tax-Free Money Market Fund.
Exhibit 17(n) Supplement dated January 3, 2006 and Statement of Additional Information dated January 3, 2006 with respect to the Class

A Shares, Class C Shares, and Institutional Shares of the Goldman Sachs Tennessee Municipal Fund.
Exhibit 17(o) Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2005 with respect to the Goldman Sachs CORESM U.S. Equity Fund, Goldman Sachs CORESM Large Cap Growth Fund, Goldman Sachs CORESM Small Cap Equity Fund, Goldman Sachs CORESM Large Cap Value Fund, and Goldman Sachs CORESM International Equity Fund.
Exhibit 17(p) Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2005 with respect to the Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Investment Grade Credit Fund.
Exhibit 17(q) Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended December 31, 2004 with respect to the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund.
Exhibit 17(r) Goldman Sachs Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2005 with respect to the Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Federal Fund, and Goldman Sachs Financial Square Tax-Free Money Market Fund.
Exhibit 17(s) Prospectus dated October 28, 2005 with respect to 1) Class A Shares, Class B Shares, Class C Shares, and Class I Shares of the Core Equity Portfolio, Capital Appreciation Portfolio, Intermediate Bond Portfolio, Tennessee Tax-Free Portfolio, and Cash Reserve Portfolio of the First Funds; and 2) Class A Shares, Class C Shares, and Class I Shares of the U.S. Government Money Market Portfolio and Municipal Money Market Portfolio of the First Funds.
Exhibit 17(t) Statement of Additional Information dated October 28, 2005 with respect to the First Funds Core Equity Portfolio, First Funds Capital Appreciation Portfolio, First Funds Intermediate Bond Portfolio, First Funds Tennessee Tax-Free Portfolio, First Funds U.S. Government

Money Market Portfolio, First Funds Municipal Money Market Portfolio, and First Funds Cash Reserve Portfolio.
Exhibit 17(u) First Funds Annual Report to Shareholders for the fiscal year ended June 30, 2005 with respect to the First Funds Core Equity Portfolio, First Funds Capital Appreciation Portfolio, First Funds Intermediate Bond Portfolio, First Funds Tennessee Tax-Free Portfolio, First Funds U.S. Government Money Market Portfolio, First Funds Municipal Money Market Portfolio, and First Funds Cash Reserve Portfolio.